UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Timothy P. Demetres

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-7949

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Money Market Fund

	Par (000)	Value†
CERTIFICATES OF DEPOSIT — 2.4%
Banks — 2.4%
Citibank 0.200%, 10/24/14 (Cost $3,500,089)	$3,500	$3,500,089

COMMERCIAL PAPER — 74.2%
Aerospace & Defense — 0.2%
Rockwell Collins 0.230%, 10/20/14	300	299,964

Beverages — 4.7%
Anheuser-Busch Inbev Worldwide Inc 0.180%, 01/29/15	500	499,700
Coca-Cola Co.
0.150%, 10/15/14	3,000	2,999,825
0.130%, 10/20/14	1,000	999,932
0.160%, 11/18/14	960	959,795
0.200%, 01/26/15	1,300	1,299,155

		6,758,407

Diversified — 0.9%
Proctor & Gamble Co. 0.130%, 10/22/14	1,300	1,299,901

Diversified Financial Services — 5.7%
Reckitt & Benckiser Treasury Services PLC 0.210%, 12/04/14	1,000	999,627
WGL Holdings, Inc.
0.170%, 10/08/14	1,000	999,967
0.170%, 10/15/14	1,300	1,299,914
0.160%, 10/16/14	4,900	4,899,673

		8,199,181

Diversified Operations — 1.1%
Koch Industries, Inc. 0.120%, 10/01/14	1,600	1,600,000

Electric — 31.2%
Basin Electric Power
0.140%, 11/10/14	300	299,953
0.150%, 12/09/14	1,700	1,699,511
0.160%, 12/09/14	5,300	5,298,375
Dominion Resources, Inc.
0.270%, 10/14/14	370	369,964
0.230%, 10/17/14	290	289,970
DTE Energy Co. 0.210%, 10/03/14	420	419,995
Duke Energy Corp. 0.240%, 10/21/14	290	289,961
Edison International 0.230%, 10/14/14	730	729,940
Electricite de France
0.180%, 10/03/14	1,100	1,099,989
0.150%, 11/10/14	2,800	2,799,533
0.150%, 12/08/14	3,000	2,999,150
0.150%, 12/11/14	350	349,897
Emerson Electric Co. 0.120%, 11/28/14	3,000	2,999,420
GDF Suez S.A.

	Par (000)	Value†

Electric — (continued)
0.140%, 10/01/14	$2,200	$2,200,000
0.150%, 10/06/14	1,100	1,099,977
0.200%, 10/14/14	500	499,964
0.180%, 11/18/14	2,000	1,999,520
IDACORP, Inc. 0.250%, 10/06/14	600	599,979
Kentucky Utilities 0.240%, 10/02/14	620	619,996
Nstar Electric 0.120%, 10/01/14	4,500	4,500,000
Oglethorpe Power Corp.
0.120%, 10/10/14	2,200	2,199,934
0.110%, 10/23/14	5,050	5,049,661
Southern Co.
0.170%, 10/14/14	1,450	1,449,911
0.160%, 10/16/14	2,180	2,179,855
0.160%, 10/20/14	3,300	3,299,721

		45,344,176

Electronics — 1.7%
Honeywell International, Inc. 0.120%, 10/21/14	2,500	2,499,833

Food — 1.0%
Sysco Corp. 0.060%, 10/01/14	1,500	1,500,000

Healthcare Services — 5.0%
United Healthcare Corp.
0.120%, 10/02/14	3,200	3,199,990
0.170%, 10/03/14	3,250	3,249,969
0.150%, 10/09/14	780	779,974

		7,229,933

Insurance — 4.0%
Metlife
0.110%, 10/22/14	1,000	999,936
0.120%, 11/03/14	3,000	2,999,670
0.120%, 11/10/14	1,850	1,849,753

		5,849,359

Machinery — Diversified — 3.9%
Rockwell Automation, Inc.
0.120%, 10/09/14	700	699,981
0.120%, 10/10/14	5,000	4,999,850

		5,699,831

Metal Fabricate/Hardware — 5.0%
Precision Cast Parts Corp.
0.110%, 10/06/14	1,200	1,199,982
0.110%, 12/18/14	6,100	6,098,546

		7,298,528

Oil & Gas — 8.1%
Conocophillips
0.130%, 10/07/14	6,078	6,077,868
0.140%, 10/21/14	700	699,946
0.130%, 11/21/14	500	499,908
Enbridge Energy Co., Inc.
0.270%, 10/08/14	430	429,977

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Money Market Fund

	Par (000)	Value†
COMMERCIAL PAPER — (continued)
Oil & Gas — (continued)
0.270%, 10/22/14	$300	$299,953
Occidental Petroleum Corp. 0.250%, 10/22/14	3,750	3,749,453

		11,757,105

Pharmaceuticals — 1.7%
Glaxosmithkline Capital, Inc.
0.110%, 10/28/14	500	499,959
0.150%, 11/12/14	1,000	999,825
0.150%, 11/19/14	500	499,898
0.110%, 11/25/14	420	419,929

		2,419,611

TOTAL COMMERCIAL PAPER (Cost $107,755,829)		107,755,829

CORPORATE BONDS — 1.3%
Aerospace & Defense — 0.6%
The Boeing Co. 0.248%, 11/03/14•	930	930,035

Diversified Financial Services — 0.7%
New York Life Global Funding 1.300%, 01/12/15 144A @	1,000	1,002,970

TOTAL CORPORATE BONDS (Cost $1,933,005)		1,933,005

MUNICIPAL NOTES — 15.3%
City of Minneapolis 0.050%, 12/01/27•	2,290	2,290,000
Colorado Housing & Finance Authority
0.060%, 10/01/30•	2,800	2,800,000
0.050%, 04/01/43•	1,145	1,145,000
Iowa Finance Authority
0.060%, 07/01/34•	1,125	1,125,000
0.060%, 01/01/39•	800	800,000
Minnesota Housing Finance Agency 0.060%, 07/01/36•	4,000	4,000,000
Pennsylvania Turnpike Commission 0.080%, 07/15/41•	5,000	5,000,000
South Dakota Housing Development Authority 0.070%, 05/01/39•	5,000	5,000,000

Total MUNICIPAL NOTES (Cost $22,160,000)		22,160,000

U.S. TREASURY OBLIGATION — 3.5%
U.S. Treasury Note 0.060%, 01/31/16• (Cost $5,000,338)	5,000	5,000,338

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	2,500,914	$2,500,914
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1	1
BlackRock Liquidity Funds TempFund - Institutional Shares	1	1
Federated Prime Obligations Fund -Class I	1	1
Fidelity Institutional Prime Money Market Portfolio	2,315,858	2,315,858
Fidelity Institutional Prime Money Market Portfolio - Class I	1	1
Wells Fargo Advantage Heritage Money Market Fund – Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $4,816,778)		4,816,778

TOTAL INVESTMENTS — 100.0% (Cost $145,166,039)		$145,166,039

†	See Security Valuation Note.
•	Variable Rate Security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

PLC — Public Limited Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$59,344,861	40.9%	40.9%
8 — 14 days	13,159,461	9.1%	50.0%
15 — 30 days	35,157,546	24.2%	74.2%
31 — 60 days	17,257,241	11.9%	86.1%
61 — 90 days	17,445,105	12.0%	98.1%
91 — 120 days	2,302,125	1.6%	99.7%
121 — 150 days	499,700	0.3%	100.0%
Over 150 days	—	0.0%	100.0%

	$145,166,039	100.0%

Average Weighted Maturity — 24 days

Penn Series Funds, Inc.

Money Market Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signif- icant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$5,000,338	$—	$5,000,338	$—
CERTIFICATES OF DEPOSIT	3,500,089	—	3,500,089	—
MUNICIPAL NOTES	22,160,000		22,160,000
CORPORATE BONDS	1,933,005	—	1,933,005	—
COMMERCIAL PAPER	107,755,829	—	107,755,829	—
SHORT-TERM INVESTMENTS	4,816,778	4,816,778	—	—

TOTAL INVESTMENTS	$145,166,039	$4,816,778	$140,349,261	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
AGENCY OBLIGATION — 0.5%
Government National Mortgage Association — 0.5%
Ginnie Mae 2.760%, 03/16/39 (Cost $1,273,169)	$1,250	$1,273,001

ASSET BACKED SECURITIES — 18.2%
Ally Master Owner Trust 1.540%, 09/15/19	1,000	994,096
Americredit Automobile Receivables Trust 2013-5 2.290%, 11/08/19	1,000	1,001,407
Cabela’s Master Credit Card Trust 0.685%, 02/18/20 144A @,•	3,000	3,022,344
Capital One Multi-Asset Execution Trust 0.960%, 09/16/19	1,050	1,046,943
Carmax Auto Owner Trust 0.980%, 01/15/19	2,000	1,995,816
Centerpoint Energy Transition Bond Co. IV LLC 0.901%, 04/15/18	3,120	3,127,680
Chase Issuance Trust 07-B1, B1 0.402%, 04/15/19•	2,398	2,387,197
Chesapeake Funding LLC 0.959%, 03/07/26 144A @•	1,080	1,080,036
Citibank Credit Card Issuance Trust 1.110%, 07/23/18	2,000	2,006,444
Conseco Financial Corp. 7.650%, 04/15/19	12	12,780
Consumers 2014 Securitization Funding LLC 1.334%, 11/01/20	2,500	2,489,342
CPS Auto Receivables Trust 2014-A 1.210%, 08/15/18 144A @	809	808,553
Discover Card Execution Note Trust 1.040%, 04/15/19	735	734,627
Entergy Arkansas Restoration Funding LLC 2.300%, 08/01/21	893	906,600
Enterprise Fleet Financing LLC 0.910%, 09/20/18 144A @	1,150	1,148,190
Equity One Mortgage Pass-Through Trust 2004-1 4.145%, 04/25/34•	13	12,747
Ford Credit Auto Owner Trust 1.970%, 05/15/19	1,800	1,821,429
Ford Credit Floorplan Master Owner Trust A 1.490%, 09/15/19	1,000	995,224
GE Equipment Transportation LLC Series 2013-1 1.540%, 03/24/21	1,000	985,217
Golden Credit Card Trust 1.390%, 07/15/19 144A @	2,000	1,992,330
HLSS Servicer Advance Receivables Trust 1.990%, 10/15/45 144A @	2,450	2,466,905
HLSS Servicer Advance Receivables Trust 2014-T1 1.244%, 01/17/45 144A @	1,000	1,000,600

	Par (000)	Value†

Hyundai Auto Lease Securitization Trust 2012-A 0.920%, 08/17/15 144A @	$284	$283,773
Hyundai Auto Lease Securitization Trust 2014-B 1.540%, 12/17/18 144A @	1,100	1,097,359
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T1 1.274%, 03/15/45 144A @	500	500,550
Popular ABS Mortgage Pass-Through Trust 2004-4 4.628%, 09/25/34•	11	11,431
Rockwall CD0 II Ltd. 0.490%, 08/01/24 144A @•	2,243	2,157,585
SACO I, Inc. 1.052%, 06/25/35 144A @,•	250	239,608
SLM Student Loan Trust 2004-9 0.564%, 04/25/25•	2,500	2,361,660
Tralee CDO Ltd. 1.733%, 04/16/22 144A @•	2,000	1,884,400
Volvo Financial Equipment LLC Series 2013-1 1.620%, 08/17/20 144A @	1,000	999,075
World Financial Network Credit Card Master Trust 1.760%, 05/17/21	1,782	1,789,018

TOTAL ASSET BACKED SECURITIES (Cost $43,510,452)		43,360,966

COMMERCIAL MORTGAGE BACKED SECURITIES — 15.2%
BAMLL Commercial Mortgage Securities Trust 2013-DSNY 1.654%, 09/15/26 144A @,•	1,000	998,739
Banc of America Commercial Mortgage Trust 2006-1 5.372%, 09/10/45•	3,095	3,220,122
Boca Hotel Portfolio Trust 2013-BOCA 1.904%, 08/15/26 144A •@	1,000	1,000,983
CSMC Trust 2014-SURF 1.010%, 02/15/29 144A @,•	1,000	1,000,667
EMAC Owner Trust 2000-1 6.551%, 01/15/27 144A @•	328	238,508
Fannie Mae - Aces Series 2014-M2 Class ASV1 1.916%, 06/25/21	8,373	8,420,439
Fannie Mae Connecticut Avenue Securities 2.155%, 10/25/23•	863	872,132
FHLMC Multifamily Structured Pass-Through K501-A1 1.337%, 06/25/16	1,184	1,189,718
Freddie Mac Structured Agency Credit Risk Debt Notes
1.155%, 02/25/24•	951	943,055
2.557%, 08/25/24•	2,000	2,001,608
FREMF Mortgage Trust Series 2013-KF02 Class C 2.820%, 12/25/45 144A @	1,692	1,767,292

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
Hilton USA Trust 2013-HLF 2.901%, 11/05/30 144A @,•	$1,000	$1,000,629
Hilton USA Trust 2014-ORL B 1.356%, 07/15/29 144A @•	2,500	2,497,760
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 1.304%, 04/15/30 144A @,•	1,500	1,498,039
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FBLU Class A 1.104%, 12/15/28 144A @•	1,000	1,000,048
Morgan Stanley Capital I Trust 2005-Top19 4.890%, 06/12/47	4,859	4,944,488
Morgan Stanley Capital I Trust 2006-IQ12 5.332%, 12/15/43	3,231	3,459,672

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $36,237,310)		36,053,899

CORPORATE BONDS — 46.7%
Aerospace & Defense — 0.9%
BAE Systems PLC 3.500%, 10/11/16 144A @	1,000	1,045,867
Lockheed Martin Corp. 2.125%, 09/15/16	1,000	1,022,964

		2,068,831

Agriculture — 0.4%
Altria Group, Inc. 4.125%, 09/11/15	1,000	1,032,140

Airlines — 2.5%
American Airlines 2013-2 Class C Pass Through Trust 6.000%, 01/15/17 144A @	1,000	1,040,000
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	970	1,067,295
Delta Air Lines 2010-2 Class B Pass-Through Trust 6.750%, 11/23/15	2,700	2,855,250
UAL 2009-2A Pass-Through Trust 9.750%, 01/15/17	809	914,678

		5,877,223

Auto Parts & Equipment — 0.5%
Johnson Controls, Inc. 2.600%, 12/01/16	1,105	1,141,772

Banks — 5.0%
Bank of America Corp. 3.750%, 07/12/16	1,000	1,043,888
Citigroup, Inc. 3.953%, 06/15/16	2,000	2,100,578
JPMorgan Chase & Co. 3.150%, 07/05/16	2,000	2,069,910
Royal Bank of Canada 1.450%, 09/09/16	1,000	1,010,078
State Street Corp. 4.956%, 03/15/18	1,350	1,469,198

	Par (000)	Value†

Banks — (continued)
The Toronto-Dominion Bank 1.625%, 09/14/16 144A @	$2,000	$2,028,560
Wells Fargo & Co. 2.625%, 12/15/16	2,000	2,069,268

		11,791,480

Beverages — 2.1%
Anheuser-Busch InBev Worldwide, Inc. 0.800%, 07/15/15	1,000	1,002,943
Coca-Cola Enterprises, Inc. 2.125%, 09/15/15	1,000	1,014,743
Constellation Brands, Inc. 7.250%, 05/15/17	1,750	1,946,875
Diageo Capital PLC 1.500%, 05/11/17	1,000	1,005,006

		4,969,567

Biotechnology — 0.9%
Amgen, Inc. 2.500%, 11/15/16	1,000	1,028,298
Celgene Corp. 2.450%, 10/15/15	1,000	1,017,439

		2,045,737

Chemicals — 0.5%
Ecolab, Inc. 1.000%, 08/09/15	1,200	1,204,224

Diversified Financial Services — 5.8%
AerCap Aviation Solutions BV 6.375%, 05/30/17	1,000	1,057,500
American Express Co. 6.150%, 08/28/17	2,000	2,251,756
American Honda Finance Corp. 1.125%, 10/07/16	1,000	1,003,423
Ford Motor Credit Co. LLC 8.000%, 12/15/16	2,000	2,274,948
General Electric Capital Corp.
1.000%, 12/11/15	1,000	1,005,469
2.300%, 04/27/17	1,000	1,027,496
Icahn Enterprises LP 3.500%, 03/15/17	1,000	990,000
John Deere Capital Corp. 1.050%, 10/11/16	1,000	1,002,293
USAA Capital Corp. 2.250%, 12/13/16 144A @	1,000	1,027,427
Vesey Street Investment Trust I 4.404%, 09/01/16 STEP •	2,000	2,119,480

		13,759,792

Electric — 2.1%
Duke Energy Corp. 2.150%, 11/15/16	1,000	1,021,634
Israel Electric Corp. Ltd. 6.700%, 02/10/17 144A @	1,000	1,082,000
LG&E and KU Energy LLC 2.125%, 11/15/15	1,000	1,012,427
NextEra Energy Capital Holdings, Inc. 1.339%, 09/01/15	1,000	1,006,289

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
PECO Energy Co. 1.200%, 10/15/16	$1,000	$1,005,323

		5,127,673

Electronics — 0.4%
Thermo Fisher Scientific, Inc. 1.300%, 02/01/17	1,000	996,943

Environmental Control — 0.4%
Waste Management, Inc. 2.600%, 09/01/16	1,000	1,028,992

Food — 2.0%
ConAgra Foods, Inc. 1.300%, 01/25/16	1,000	1,004,054
Mondelez International, Inc. 4.125%, 02/09/16	1,000	1,043,406
Tyson Foods, Inc. 6.600%, 04/01/16	2,000	2,163,982
WM Wrigley Jr. Co. 1.400%, 10/21/16 144A @	500	502,496

		4,713,938

Gas — 1.3%
Florida Gas Transmission Co., LLC 4.000%, 07/15/15 144A @	1,000	1,024,779
Questar Corp. 2.750%, 02/01/16	1,000	1,022,735
Sabine Pass LNG LP 7.500%, 11/30/16	1,000	1,060,100

		3,107,614

Healthcare Products — 2.3%
Baxter International, Inc. 0.950%, 06/01/16	1,000	1,003,210
Boston Scientific Corp. 6.400%, 06/15/16	2,000	2,174,536
CareFusion Corp. 1.450%, 05/15/17	1,000	994,797
Covidien International Finance S.A. 1.350%, 05/29/15	1,317	1,323,028

		5,495,571

Healthcare Services — 1.3%
Fresenius Medical Care US Finance, Inc. 6.875%, 07/15/17	1,000	1,100,000
Quest Diagnostics, Inc. 5.450%, 11/01/15	1,000	1,048,193
WellPoint, Inc. 1.250%, 09/10/15	1,000	1,005,870

		3,154,063

Insurance — 0.4%
Principal Life Global Funding II 1.000%, 12/11/15 144A @	1,000	1,004,282

Machinery — Diversified — 1.4%
CNH Capital LLC 3.875%, 11/01/15	2,000	2,012,500

	Par (000)	Value†

Machinery — Diversified — (continued)
Xylem, Inc. 3.550%, 09/20/16	$1,165	$1,219,552

		3,232,052

Media — 1.7%
NBCUniversal Media LLC 3.650%, 04/30/15	1,000	1,018,980
Thomson Reuters Corp.
0.875%, 05/23/16	1,000	998,367
1.300%, 02/23/17	1,000	998,268
Time Warner, Inc. 5.875%, 11/15/16	1,000	1,097,233

		4,112,848

Mining — 0.4%
Rio Tinto Finance USA PLC 0.784%, 06/19/15•	1,000	1,002,557

Miscellaneous Manufacturing — 0.4%
Tyco Electronics Group SA 0.437%, 01/29/16•	1,000	1,000,463

Oil & Gas — 2.6%
BG Energy Capital PLC 2.500%, 12/09/15 144A @	1,000	1,018,871
Chesapeake Energy Corp. 6.500%, 08/15/17	1,000	1,085,000
Ensco PLC 3.250%, 03/15/16	1,000	1,030,067
Statoil ASA 3.125%, 08/17/17	1,000	1,049,741
Whiting Petroleum Corp. 5.000%, 03/15/19	2,000	2,055,000

		6,238,679

Oil & Gas Services — 0.9%
Cameron International Corp. 1.150%, 12/15/16	1,000	999,245
Schlumberger Investment SA 1.950%, 09/14/16 144A @	1,035	1,055,671

		2,054,916

Pharmaceuticals — 2.4%
Express Scripts Holding Co. 3.125%, 05/15/16	1,000	1,035,761
Mckesson Corp.
0.950%, 12/04/15	500	500,608
1.292%, 03/10/17	1,000	996,455
Merck & Co., Inc. 0.700%, 05/18/16	1,000	1,001,529
Mylan, Inc. 1.800%, 06/24/16	1,260	1,274,713
Perrigo Co., PLC 1.300%, 11/08/16 144A @	1,000	1,000,918

		5,809,984

Pipelines — 0.9%
Kinder Morgan Energy Partners LP 3.500%, 03/01/16	1,000	1,033,996

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
Spectra Energy Partners LP 2.950%, 06/15/16	$1,000	$1,031,880

		2,065,876

Retail — 1.8%
Costco Wholesale Corp. 5.500%, 03/15/17	1,000	1,103,406
CVS Health Corp. 1.200%, 12/05/16	1,000	1,001,435
Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	1,910	2,100,051

		4,204,892

Semiconductors — 0.8%
Micron Semiconductor Asia Pte Ltd. 1.258%, 01/15/19	900	898,853
Samsung Electronics America, Inc. 1.750%, 04/10/17 144A @	1,000	1,002,963

		1,901,816

Telecommunications — 3.2%
America Movil S.A.B. de C.V. 2.375%, 09/08/16	1,000	1,021,370
AT&T, Inc. 0.900%, 02/12/16	1,000	1,001,175
British Telecommunications PLC 1.625%, 06/28/16	1,000	1,009,265
Crown Castle Towers LLC 3.214%, 08/15/15 144A @	1,540	1,572,910
Deutsche Telekom International Finance B.V. 3.125%, 04/11/16 144A @	1,000	1,031,979
Verizon Communications, Inc.
2.500%, 09/15/16	1,000	1,026,292
1.350%, 06/09/17	1,000	994,919

		7,657,910

Transportation — 0.5%
Burlington Northern Santa Fe LLC 5.650%, 05/01/17	1,000	1,108,733

Trucking and Leasing — 0.9%
GATX Corp. 1.250%, 03/04/17	1,000	992,729
TTX Co. 5.400%, 02/15/16 144A @	1,000	1,046,313

		2,039,042

TOTAL CORPORATE BONDS (Cost $111,065,921)		110,949,610

RESIDENTIAL MORTGAGE BACKED SECURITIES — 0.8%
Collateralized Mortgage Obligations — 0.6%
Fannie Mae REMICS 0.555%, 11/25/39•	1,425	1,430,793

Fannie Mae Pool — 0.2%
4.000%, 06/01/20	223	236,518
2.281%, 04/01/34•	128	136,290

	Par (000)	Value†

Fannie Mae Pool — (continued)
2.315%, 07/01/36•	$158	$168,358

		541,166

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $1,939,898)		1,971,959

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Note
2.000%, 04/30/16	6,000	6,150,234
0.500%, 06/15/16	5,000	5,004,690
0.875%, 05/15/17	5,800	5,792,750

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,966,477)		16,947,674

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 11.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	27,302,893	27,302,893
Federated Prime Obligations Fund -Class I	408	408
Fidelity Institutional Prime Money Market Portfolio	1,020	1,020
Fidelity Institutional Prime Money Market Portfolio - Class I	198	198
Wells Fargo Advantage Government Money Market Fund - Institutional Class	77	77
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	5	5
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $27,304,602)		27,304,602

TOTAL INVESTMENTS — 100.0% (Cost $238,297,829)(a)		$237,861,711

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $238,313,159. Net unrealized depreciation was $451,448. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $454,043 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $905,491.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

STEP — Step Coupon Bond.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Limited Maturity Bond Fund

Country Weightings as of 09/30/2014††
United States	88%
Canada	3
United Kingdom	3
Cayman Islands	2
Luxembourg	1
Netherlands	1
Other	2

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

Limited Maturity Bond Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$16,947,674	$—	$16,947,674	$—
AGENCY OBLIGATION	1,273,001	—	1,273,001	—
ASSET BACKED SECURITIES	43,360,966	—	43,360,966	—
COMMERCIAL MORTGAGE BACKED SECURITIES	36,053,899	—	36,053,899	—
CORPORATE BONDS	110,949,610	—	110,949,610	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	1,971,959	—	1,971,959	—
SHORT-TERM INVESTMENTS	27,304,602	27,304,602	—	—

TOTAL INVESTMENTS	$237,861,711	$27,304,602	$210,557,109	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
AGENCY OBLIGATION — 1.3%
Federal National Mortgage Association — 1.3%
5.000%, 04/15/15 (Cost $6,780,029)	$6,750	$6,927,525

ASSET BACKED SECURITIES — 21.1%
American Express Credit Account Master Trust 0.770%, 05/15/18	2,727	2,728,134
Babson CLO, Inc. 2007-I 1.484%, 01/18/21 144A @,•	2,500	2,380,500
Carmax Auto Owner Trust 0.980%, 01/15/19	6,000	5,987,448
Centerpoint Energy Transition Bond Co. IV LLC 0.901%, 04/15/18	12,480	12,510,722
Chase Issuance Trust 0.590%, 08/15/17	12,500	12,512,712
Chrysler Capital Auto Receivables Trust 2.700%, 05/15/20 144A @	3,000	3,002,466
College Loan Corp. Trust I 0.984%, 04/25/46 144A @,•	5,000	4,914,660
Conseco Financial Corp. 7.240%, 11/15/28•	435	257,005
Enterprise Fleet Financing LLC 0.910%, 09/20/18 144A @	4,600	4,592,760
Ford Credit Auto Owner Trust 1.010%, 05/15/18	2,385	2,381,795
Ford Credit Floorplan Master Owner Trust A 0.850%, 01/15/18	17,000	17,020,145
GE Capital Credit Card Master Note Trust 0.950%, 06/15/18	5,000	5,013,535
HLSS Servicer Advance Receivables Trust 1.990%, 10/15/45 144A @	10,000	10,069,000
HLSS Servicer Advance Receivables Trust 2014-T1 1.244%, 01/17/45 144A @	1,000	1,000,600
Hyundai Auto Lease Securitization Trust 2012-A 0.920%, 08/17/15 144A @	756	756,727
Rockwall CD0 II Ltd. 0.490%, 08/01/24 144A @,•	5,382	5,178,203
SACO I, Inc. 1.055%, 06/25/35 144A @,•	749	718,824
SLC Private Student Loan Trust 2006-A 0.534%, 07/15/36•	4,000	3,847,704
SLC Student Loan Trust 2005-1 0.434%, 02/15/45•	7,169	6,530,742
SLM Student Loan Trust 2004-9 0.564%, 04/25/25•	5,000	4,723,320
SLM Student Loan Trust 2008-5 1.934%, 07/25/23•	3,000	3,130,002
SLM Student Loan Trust 2008-9 1.734%, 04/25/23•	3,814	3,953,026

TOTAL ASSET BACKED SECURITIES (Cost $113,698,557)		113,210,030

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — 7.6%
Banc of America Commercial Mortgage Trust 2006-1 5.372%, 09/10/45•	$6,000	$6,242,562
Boca Hotel Portfolio Trust 2013-BOCA
1.304%, 08/15/26 144A @,•	305	304,810
1.904%, 08/15/26 144A @,•	1,000	1,000,983
CFCRE Commercial Mortgage Trust 2011-C1 4.961%, 04/15/44 144A @,•	1,000	1,109,411
Citigroup Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49	1,500	1,602,423
EMAC Owner Trust 2000-1 6.513%, 01/15/27 144A @,•	656	477,017
Freddie Mac Structured Agency Credit Risk Debt Notes 2.557%, 08/25/24•	3,000	3,002,412
FREMF Mortgage Trust Series 2012-K18 Class B 4.410%, 01/25/45 144A @,•	6,000	6,247,200
FREMF Mortgage Trust Series 2012-K19 Class C 4.176%, 05/25/45 144A @,•	4,500	4,471,992
FREMF Mortgage Trust Series 2012-K22 Class B 3.812%, 08/25/45 144A @,•	4,145	4,142,612
FREMF Mortgage Trust Series 2013-K28 Class C 3.614%, 03/25/23 144A @,•	1,000	945,292
FREMF Mortgage Trust Series 2013-K35 Class C 4.082%, 08/25/23 144A @,•	1,000	970,614
FREMF Mortgage Trust Series 2013-KF02 Class C 2.820%, 12/25/45 144A @,•	1,692	1,767,291
Hilton USA Trust 2013-HLT 4.407%, 11/05/30 144A @	1,000	1,019,516
Hilton USA Trust 2014-ORL B 1.356%, 07/15/29 144A @,•	1,500	1,498,656
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12 4.948%, 09/12/37•	1,452	1,495,116
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 1.654%, 12/15/28 144A @,•	1,900	1,900,990
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 01/15/49	1,419	1,529,055
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FBLU Class A 1.104%, 12/15/28 144A @,•	1,000	1,000,048

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $40,284,299)		40,728,000

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — 29.5%
Aerospace & Defense — 0.4%
The Boeing Co. 6.625%, 02/15/38	$1,555	$2,123,046

Agriculture — 0.2%
Japan Tobacco, Inc. 2.100%, 07/23/18 144A @	1,000	1,007,603

Airlines — 1.7%
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 07/15/25	949	959,397
American Airlines 2013-2 Class B Pass Through Trust 5.600%, 07/15/20	1,079	1,111,401
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	373	410,498
Continental Airlines 2012-2 Class A Pass Through Trust 4.000%, 10/29/24	972	993,500
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821%, 08/10/22	944	1,099,249
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 11/01/19	1,425	1,632,857
UAL 2009-1 Pass Through Trust 10.400%, 11/01/16	990	1,096,504
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/24	1,854	2,076,701

		9,380,107

Auto Manufacturers — 0.2%
General Motors Co. 6.250%, 10/02/43	1,000	1,170,000

Banks — 4.1%
Bank of America Corp. 5.650%, 05/01/18	1,000	1,112,298
Bank of Montreal 2.850%, 06/09/15 144A @	1,000	1,016,999
Citigroup, Inc. 2.500%, 07/29/19	2,000	1,982,178
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625%, 12/01/23	1,750	1,813,023
JPMorgan Chase & Co.
6.000%, 01/15/18	1,700	1,913,382
3.875%, 09/10/24	2,500	2,450,858
Morgan Stanley 5.950%, 12/28/17	2,050	2,296,025
Royal Bank of Canada 1.450%, 09/09/16	1,000	1,010,078
State Street Corp. 4.956%, 03/15/18	3,500	3,809,032
The Bank of New York Mellon Corp. 2.100%, 08/01/18	1,000	1,008,584

	Par (000)	Value†

Banks — (continued)
The Goldman Sachs Group, Inc. 5.250%, 07/27/21	$1,000	$1,108,602
Wells Fargo & Co. 4.100%, 06/03/26	2,500	2,491,212

		22,012,271

Beverages — 0.2%
The Coca-Cola Co. 3.300%, 09/01/21	1,000	1,036,440

Biotechnology — 0.6%
Amgen, Inc. 4.950%, 10/01/41	1,000	1,035,803
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,160,541
Genentech, Inc. 5.250%, 07/15/35	1,000	1,159,118

		3,355,462

Commercial Services — 1.1%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	2,000	1,980,000
ERAC USA Finance LLC 2.350%, 10/15/19 144A @	1,000	994,265
Massachusetts Institute of Technology 3.959%, 07/01/38	3,000	3,042,954

		6,017,219

Computers — 0.2%
Hewlett-Packard Co. 2.600%, 09/15/17	1,000	1,027,129

Diversified Financial Services — 4.0%
Altitude Investments 12 LLC 2.454%, 12/09/25	2,418	2,394,594
American Express Co. 6.150%, 08/28/17	4,000	4,503,512
Caisse Centrale Desjardins 2.550%, 03/24/16 144A @	2,000	2,054,832
General Electric Capital Corp.
7.500%, 08/21/35	504	710,391
5.875%, 01/14/38	1,000	1,206,166
JBG Rockville NCI Campus LLC 6.100%, 07/15/33 144A @	4,000	4,707,072
Safina Ltd. 2.000%, 12/30/23	4,112	4,045,125
Toyota Motor Credit Corp. 3.400%, 09/15/21	1,000	1,035,955
USAA Capital Corp. 2.250%, 12/13/16 144A @	1,000	1,027,427

		21,685,074

Electric — 1.5%
Commonwealth Edison Co. 6.150%, 09/15/17	500	565,544
Enel Finance International NV 6.250%, 09/15/17 144A @	1,000	1,122,853
International Transmission Co. 4.625%, 08/15/43 144A @	1,000	1,101,400

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
Puget Sound Energy, Inc. 7.020%, 12/01/27	$3,250	$4,091,032
Wisconsin Public Service Corp. 4.752%, 11/01/44	1,100	1,227,746

		8,108,575

Food — 1.7%
ConAgra Foods,Inc. 1.900%, 01/25/18	1,000	994,007
The Hillshire Brands Co. 2.750%, 09/15/15	1,000	1,017,405
The J.M. Smucker Co. 3.500%, 10/15/21	3,890	4,018,020
Unilever Capital Corp. 0.850%, 08/02/17	2,000	1,979,258
WM Wrigley Jr. Co. 2.400%, 10/21/18 144A @	1,000	1,007,116

		9,015,806

Gas — 1.7%
Centrica PLC 5.375%, 10/16/43 144A @	1,000	1,082,271
Northwest Natural Gas Co. 7.000%, 08/01/17	5,000	5,698,950
Pacific Gas & Electric Co. 3.250%, 09/15/21	1,000	1,017,080
Sabine Pass LNG LP 7.500%, 11/30/16	1,380	1,462,938

		9,261,239

Healthcare Products — 1.9%
CareFusion Corp.
3.300%, 03/01/23	1,103	1,074,624
4.875%, 05/15/44	2,000	1,969,338
Covidien International Finance SA
6.000%, 10/15/17	1,000	1,129,646
3.200%, 06/15/22	1,000	1,011,721
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,000	1,016,355
Medtronic, Inc. 4.000%, 04/01/43	1,000	944,056
St Jude Medical, Inc. 4.750%, 04/15/43	1,000	1,018,060
Stryker Corp. 2.000%, 09/30/16	1,000	1,020,413
Zimmer Holdings, Inc. 4.625%, 11/30/19	1,000	1,091,028

		10,275,241

Insurance — 0.6%
American International Group, Inc. 6.400%, 12/15/20	2,935	3,491,820

Internet — 0.5%
ebay, Inc. 3.450%, 08/01/24	2,500	2,435,150

	Par (000)	Value†

Investment Companies — 0.2%
Ares Capital Corp. 4.875%, 11/30/18	$1,000	$1,055,994

Media — 0.7%
Belo Corp. 7.750%, 06/01/27	1,000	1,105,000
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,368,556
Viacom, Inc. 5.850%, 09/01/43	1,000	1,111,170

		3,584,726

Mining — 0.9%
Barrick Gold Corp. 5.250%, 04/01/42	2,000	1,835,828
BHP Billiton Finance (USA) Ltd. 5.000%, 09/30/43	1,000	1,097,025
Corp Nacional del Cobre de Chile 3.000%, 07/17/22 144A @	1,000	958,359
Goldcorp, Inc. 3.625%, 06/09/21	1,000	1,012,304

		4,903,516

Miscellaneous Manufacturing — 0.8%
Siemens Financieringsmaatschappij NV 6.125%, 08/17/26 144A @	1,000	1,241,060
Trinity Industries, Inc. 4.550%, 10/01/24	3,000	3,005,253

		4,246,313

Oil & Gas — 1.5%
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,046,262
BP Capital Markets PLC 4.500%, 10/01/20	1,000	1,092,181
Petrobras International Finance Co. 6.750%, 01/27/41	500	513,500
Petroleos Mexicanos
1.950%, 12/20/22 W.I.	1,700	1,681,662
2.000%, 12/20/22	2,550	2,527,598
Shell International Finance BV 4.550%, 08/12/43	1,000	1,057,454

		7,918,657

Oil & Gas Services — 0.2%
Schlumberger Oilfield UK PLC 4.200%, 01/15/21 144A @	1,000	1,087,461

Pharmaceuticals — 2.5%
AbbVie, Inc. 1.200%, 11/06/15	1,000	1,003,763
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,169,599
Johnson & Johnson 4.375%, 12/05/33	3,000	3,273,636
Merck & Co., Inc. 6.000%, 09/15/17	2,525	2,862,269
Novartis Capital Corp.
2.900%, 04/24/15	1,000	1,013,693

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pharmaceuticals — (continued)
4.400%, 05/06/44	$1,000	$1,039,875
Perrigo Co. PLC 4.000%, 11/15/23 144A @	1,000	1,017,366
Takeda Pharmaceutical Co., Ltd. 1.625%, 03/17/17 144A @	2,000	2,009,030

		13,389,231

Pipelines — 0.2%
DCP Midstream LLC 6.750%, 09/15/37 144A @	1,000	1,190,564

Retail — 0.4%
Wal-Mart Stores, Inc.
3.250%, 10/25/20	1,000	1,041,477
4.300%, 04/22/44	1,000	1,005,917

		2,047,394

Software — 0.2%
Microsoft Corp. 3.625%, 12/15/23	1,000	1,044,910

Telecommunications — 0.8%
AT&T, Inc.
3.875%, 08/15/21	1,000	1,048,173
5.350%, 09/01/40	1,000	1,060,396
British Telecommunications PLC 1.625%, 06/28/16	1,000	1,009,265
Verizon Communications, Inc. 4.600%, 04/01/21	1,000	1,088,680

		4,206,514

Transportation — 0.3%
Federal Express Corp 1999 Pass Through Trust 7.650%, 01/15/22	1,153	1,383,025

Trucking and Leasing — 0.2%
TTX Co. 5.400%, 02/15/16 144A @	1,000	1,046,313

TOTAL CORPORATE BONDS (Cost $154,885,899)		158,506,800

MUNICIPAL NOTE — 0.4%
Province of British Columbia 2.850%, 06/15/15 (Cost $1,999,844)	2,000	2,036,520

MUNICIPAL BONDS — 4.8%
City of San Antonio, TX 6.038%, 08/01/35	3,000	3,410,160
Corpus Christi Independent School District 6.124%, 08/15/32	1,000	1,163,340
Metropolitan Transit Authority of Harris County 6.875%, 11/01/38	1,205	1,401,849

	Par (000)	Value†

Metropolitan Water District of Southern California 6.947%, 07/01/40	$1,000	$1,183,080
North Carolina State University at Raleigh 6.027%, 10/01/35	3,055	3,420,561
Northeast Ohio Regional Sewer District 6.038%, 11/15/40	2,385	2,666,144
Orange County Sanitation District 6.400%, 02/01/44	1,000	1,309,020
Puerto Rico Sales Tax Financing Corp. 6.050%, 08/01/36	3,325	2,643,475
San Francisco City & County Public Utilities Commission 6.950%, 11/01/50	2,000	2,824,560
South Carolina State Public Service Authority 5.784%, 12/01/41	2,000	2,390,360
University of Arizona 6.643%, 08/01/44	950	1,088,130
West Virginia University 4.471%, 10/01/42	2,000	2,018,420

Total MUNICIPAL BONDS (Cost $23,648,297)		25,519,099

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Diversified Financial Services — 0.5%
American Tower Corp. (Cost $2,982,881)	300,000	2,941,209

RESIDENTIAL MORTGAGE BACKED SECURITIES — 23.3%
Collateralized Mortgage Obligations — 3.2%
Fannie Mae REMICS 0.555%, 11/25/39•	1,425	1,430,793
Fannie Mae REMICS 4.000%, 11/25/40	5,986	6,183,479
Freddie Mac REMICS 2.000%, 03/15/42	10,038	9,558,074

		17,172,346

Fannie Mae Pool — 15.1%
5.000%, 07/01/23	703	753,286
2.281%, 04/01/34•	384	408,871
2.315%, 07/01/36•	527	561,195
2.384%, 08/01/36•	483	514,893
2.859%, 05/01/37•	492	495,950
3.500%, 03/01/41	1,577	1,614,472
3.000%, 11/01/42	28,972	28,700,354
2.500%, 01/01/43	3,503	3,321,191
2.500%, 02/01/43	10,227	9,696,508
3.000%, 03/01/43	20,992	20,734,482
2.500%, 05/01/43	12,462	11,815,203
3.500%, 09/01/43	2,142	2,192,118

		80,808,523

Freddie Mac Gold Pool — 2.4%
3.000%, 01/01/26	4,359	4,489,076
3.500%, 12/01/40	4,484	4,582,180
3.500%, 01/01/41	2,942	3,006,248

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Freddie Mac Gold Pool — (continued)
3.500%, 02/01/41	$858	$877,102

		12,954,606

Ginnie Mae Pool — 2.6%
9.000%, 10/15/30	8	7,698
6.000%, 10/15/38	534	602,048
6.000%, 10/15/38	356	400,800
3.000%, 02/16/41	6,500	6,586,625
3.500%, 10/20/41	6,083	6,299,274

		13,896,445

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $123,523,274)		124,831,920

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bond
2.750%, 08/15/42	5,000	4,581,250
3.125%, 02/15/43	3,685	3,630,875
3.625%, 08/15/43	2,950	3,188,767
3.750%, 11/15/43	2,500	2,763,673
3.625%, 02/15/44	1,800	1,945,688
U.S. Treasury Inflation Indexed Bond 0.625%, 01/15/24	15,000	15,393,082
U.S. Treasury Note
0.375%, 04/30/16	4,000	3,998,436
0.625%, 08/15/16	1,150	1,151,662
0.625%, 12/15/16	12,000	11,974,692
0.875%, 12/31/16	3,750	3,759,960
0.875%, 04/15/17	2,550	2,550,000
0.625%, 08/31/17	4,000	3,947,188

TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,116,185)		58,885,273

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	2,916,385	2,916,385
BlackRock Liquidity Funds TempFund - Institutional Shares	447	447
Federated Prime Obligations Fund -Class I	312	312
Fidelity Institutional Prime Money Market Portfolio	714	714
Fidelity Institutional Prime Money Market Portfolio - Class I	272	272
Wells Fargo Advantage Government Money Market Fund – Institutional Class	52	52
Wells Fargo Advantage Heritage Money Market Fund – Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1
TOTAL SHORT-TERM INVESTMENTS (Cost $2,918,184)		2,918,184

TOTAL INVESTMENTS — 100.0% (Cost $528,837,449)(a)		$536,504,560

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $528,900,224. Net unrealized appreciation was $7,604,336. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,328,296 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,723,960.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Quality Bond Fund

Country Weightings as of 09/30/2014 ††
United States	92%
Canada	2
Cayman Islands	1
Luxembourg	1
Mexico	1
Netherlands	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

Quality Bond Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signif- icant Obser- vable Input	Level 3 Sign- ificant Unobser- vable Input
REAL ESTATE INVESTMENT TRUSTS	$2,941,209	$—	$2,941,209	$—
U.S. TREASURY OBLIGATIONS	58,885,273	—	58,885,273	—
AGENCY OBLIGATION	6,927,525	—	6,927,525	—
ASSET BACKED SECURITIES	113,210,030	—	113,210,030	—
COMMERCIAL MORTGAGE BACKED SECURITIES	40,728,000	—	40,728,000	—
CORPORATE BONDS	158,506,800	—	158,506,800	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	124,831,920	—	124,831,920	—
MUNICIPAL NOTES	2,036,520	—	2,036,520	—
MUNICIPAL BONDS	25,519,099	—	25,519,099	—
SHORT-TERM INVESTMENTS	2,918,184	2,918,184	—	—

TOTAL INVESTMENTS	$536,504,560	$2918,184	$533,586,376	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.2%
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18 (Cost $325,000)	$325	$344,500

	Number of Shares	Value†
COMMON STOCKS — 0.7%
Auto Manufacturers — 0.1%
General Motors Co.	5,200	166,088

Entertainment — 0.0%
New Cotai Participation Class B*144A @^~	1	27,313

Media — 0.2%
Liberty Global PLC, Series C*	2,300	94,335
Time Warner Cable, Inc.	1,400	200,886

		295,221

Oil & Gas — 0.2%
Parsley Energy, Inc., Class A*	8,700	185,571
Range Resources Corp.	1,845	125,109

		310,680

Real Estate — 0.0%
The Howard Hughes Corp.*	600	90,000

Telecommunications — 0.2%
Altice S.A.*	2,697	142,833
T-Mobile US, Inc.*	6,400	184,768

		327,601

TOTAL COMMON STOCKS (Cost $1,159,274)		1,216,903

PREFERRED STOCKS — 0.6%
Banks — 0.3%
Ally Financial, Inc.144A @	500	500,469

Diversified Financial Services — 0.1%
Federal National Mortgage Association*	23,300	214,360

Oil & Gas — 0.1%
Penn Virginia Corp.* 144A @	2,316	229,006

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*^~	725	0

Telecommunications — 0.1%
Crown Castle International Corp.	2,450	257,691

TOTAL PREFERRED STOCKS (Cost $1,075,374)		1,201,526

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.1%
Diversified — 0.1%
American Tower Corp. (Cost $120,700)	1,207	$130,960

CORPORATE BONDS — 90.5%
Advertising — 0.4%
CBS Outdoor Americas Capital LLC 5.625%, 02/15/24 144A @	$225	225,563
MDC Partners, Inc. 6.750%, 04/01/20 144A @	525	540,750

		766,313

Aerospace & Defense — 0.5%
Accudyne Industries LLC 7.750%, 12/15/20 144A @	225	233,437
Ducommun, Inc. 9.750%, 07/15/18	300	324,375
Kratos Defense & Security Solutions, Inc. 7.000%, 05/15/19 144A @	125	124,063
TransDigm, Inc. 6.500%, 07/15/24 144A @	200	199,250

		881,125

Airlines — 1.6%
Air Canada 7.750%, 04/15/21 144A @	175	178,500
Allegiant Travel Co. 5.500%, 07/15/19	175	178,500
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/21 144A @	71	72,789
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/18 144A @ ^	200	207,000
American Airlines Group Inc 5.500%, 10/01/19 144A @	375	370,312
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/22	70	69,650
United Continental Holdings, Inc.
6.375%, 06/01/18	325	340,438
6.000%, 12/01/20	375	378,750
6.000%, 07/15/26	325	303,063
6.000%, 07/15/28	100	92,000
US Airways Group, Inc. 6.125%, 06/01/18	725	744,937

		2,935,939

Apparel — 0.7%
Hanesbrands, Inc. 6.375%, 12/15/20	250	263,000
Levi Strauss & Co. 6.875%, 05/01/22	200	209,000
QS Wholesale, Inc. 10.000%, 08/01/20	325	191,750
The William Carter Co. 5.250%, 08/15/21	500	515,000

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Apparel — (continued)
Wolverine World Wide, Inc. 6.125%, 10/15/20	$100	$104,500

		1,283,250

Auto Manufacturers — 1.8%
Chrysler Group LLC
8.000%, 06/15/19	300	318,375
8.250%, 06/15/21	1,725	1,880,250
CNH Industrial Finance Europe S.A. 6.250%, 03/09/18	275	390,793
Jaguar Land Rover Automotive PLC 5.625%, 02/01/23 144A @	600	621,000
Navistar International Corp. 8.250%, 11/01/21	175	179,375

		3,389,793

Auto Parts & Equipment — 1.5%
Affinia Group, Inc. 7.750%, 05/01/21	75	77,063
Allison Transmission, Inc. 7.125%, 05/15/19 144A @	350	366,625
American Axle & Manufacturing, Inc.
5.125%, 02/15/19	100	99,500
6.250%, 03/15/21	200	208,000
6.625%, 10/15/22	175	184,187
Dana Holding Corp. 5.375%, 09/15/21	375	381,562
Gestamp Funding Luxembourg S.A. 5.625%, 05/31/20 144A @	300	303,000
Pittsburgh Glass Works LLC 8.000%, 11/15/18 144A @	163	172,780
Schaeffler Holding Finance BV PIK (Cash coupon 6.875%, PIK 7.625%) 08/15/18 144A@	250	260,000
The Goodyear Tire & Rubber Co.
8.250%, 08/15/20	250	267,500
8.750%, 08/15/20	100	117,500
6.500%, 03/01/21	300	312,000

		2,749,717

Banks — 2.0%
Ally Financial, Inc.
7.500%, 09/15/20	325	374,562
8.000%, 11/01/31	225	280,687
CIT Group, Inc.
4.250%, 08/15/17	350	353,500
6.625%, 04/01/18 144A @	500	536,250
5.375%, 05/15/20	300	309,750
5.000%, 08/15/22	225	225,563
Provident Funding Associates LP
10.125%, 02/15/19 144A @	100	107,000
6.750%, 06/15/21 144A @	300	297,000
Sberbank of Russia Via SB Capital S.A.
6.125%, 02/07/22 144A @	200	199,500
5.500%, 02/26/24 144A @ •	200	180,500
Synovus Financial Corp.
5.125%, 06/15/17	600	613,500
7.875%, 02/15/19	300	336,000

		3,813,812

	Par (000)	Value†

Beverages — 0.4%
Constellation Brands, Inc. 6.000%, 05/01/22	$300	$327,000
Cott Beverages, Inc. 5.375%, 07/01/22 144A @	425	411,188

		738,188

Building Materials — 2.1%
Ainsworth Lumber Co. Ltd. 7.500%, 12/15/17 144A @	92	95,220
Associated Materials LLC 9.125%, 11/01/17	425	416,500
Builders FirstSource, Inc. 7.625%, 06/01/21 144A @	250	254,375
Building Materials Corp. of America 6.750%, 05/01/21 144A @	250	261,875
Euramax International, Inc. 9.500%, 04/01/16	325	316,875
Interline Brands, Inc. PIK 10.000%, 11/15/18	125	130,312
Masonite International Corp. 8.250%, 04/15/21 144A @	100	107,000
Nortek, Inc.
10.000%, 12/01/18	300	315,750
8.500%, 04/15/21	350	376,250
Reliance Intermediate Holdings LP 9.500%, 12/15/19 144A @	225	235,125
Summit Materials LLC
10.500%, 01/31/20 144A @	75	82,875
10.500%, 01/31/20	375	414,375
USG Corp.
9.750%, 01/15/18	450	522,000
5.875%, 11/01/21 144A @	100	102,000
Vulcan Materials Co. 7.500%, 06/15/21	300	351,000

		3,981,532

Chemicals — 1.8%
Axalta Coating Systems US Holdings, Inc.
5.750%, 02/01/21 144A @	100	133,884
7.375%, 05/01/21 144A @	150	160,875
Ciech Group Financing AB 9.500%, 11/30/19 144A @	250	352,077
Hexion US Finance Corp.
8.875%, 02/01/18	600	611,250
6.625%, 04/15/20	275	276,375
INEOS Group Holdings S.A. 6.125%, 08/15/18 144A @	200	199,500
Kerling PLC 10.625%, 02/01/17 144A @	200	262,084
Momentive Performance Materials, Inc. 8.875%, 10/15/20	425	380,906
PolyOne Corp. 5.250%, 03/15/23	250	242,500
PQ Corp. 8.750%, 05/01/18 144A @	475	504,094

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Chemicals — (continued)
Rayonier AM Products, Inc. 5.500%, 06/01/24 144A @	$250	$238,125

		3,361,670

Coal — 1.1%
Alpha Natural Resources, Inc. 7.500%, 08/01/20 144A @	325	290,875
CONSOL Energy, Inc 5.875%, 04/15/22 144A @	500	492,500
Foresight Energy LLC 7.875%, 08/15/21 144A @	325	342,062
Murray Energy Corp.
9.500%, 12/05/20 144A @	225	247,500
8.625%, 06/15/21 144A @	375	388,125
Suncoke Energy Partners LP 7.375%, 02/01/20 144A @	150	157,500
Westmoreland Coal Co. 10.750%, 02/01/18	175	183,750

		2,102,312

Commercial Services — 3.2%
Alliance Data Systems Corp.
6.375%, 04/01/20 144A @	275	283,250
5.375%, 08/01/22 144A @	300	291,000
American Capital Ltd. 6.500%, 09/15/18 144A @	325	333,125
Ashtead Capital, Inc. 6.500%, 07/15/22 144A @	125	132,500
Ceridian Corp. 8.875%, 07/15/19 144A @	125	138,281
CoreLogic, Inc. 7.250%, 06/01/21	350	367,500
Europcar Groupe S.A. 11.500%, 05/15/17 144A @	225	325,338
FTI Consulting, Inc.
6.750%, 10/01/20	75	77,906
6.000%, 11/15/22	325	329,063
H&E Equipment Services, Inc. 7.000%, 09/01/22	150	160,125
Harland Clarke Holdings Corp. 6.875%, 03/01/20 144A @	125	127,500
Igloo Holdings Corp. PIK (Cash coupon 8.250%, PIK 9.000%) 12/15/17 144A @	175	177,625
Iron Mountain Europe PLC 6.125%, 09/15/22 144A @	225	366,908
Jaguar Holding Co. I PIK (Cash coupon 9.375%, PIK 10.125%) 10/15/17 144A @	225	227,250
Jaguar Holding Co. II 9.500%, 12/01/19 144A @	350	375,375
Laureate Education, Inc. 9.500%, 09/01/19 144A @	625	628,125
Lender Processing Services, Inc. 5.750%, 04/15/23	200	209,000
Loxam SAS 7.000%, 07/23/22 144A @	225	264,295
Safway Group Holding LLC 7.000%, 05/15/18 144A @	250	254,375

	Par (000)	Value†

Commercial Services — (continued)
TransUnion Holding Co, Inc. PIK (Cash coupon 8.125%, PIK 8.875%) 06/15/18	$150	$155,250
Truven Health Analytics, Inc. 10.625%, 06/01/20	125	131,875
United Rentals North America, Inc. 6.125%, 06/15/23	525	539,438

		5,895,104

Computers — 0.3%
Dell, Inc.
5.650%, 04/15/18	175	183,750
5.875%, 06/15/19	275	289,094
4.625%, 04/01/21	100	96,000

		568,844

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 4.600%, 03/15/20	90	91,926

Distribution & Wholesale — 0.2%
Matalan Finance PLC 6.875%, 06/01/19 144A @	225	346,519

Diversified Financial Services — 3.8%
Aircastle Ltd.
6.250%, 12/01/19	350	368,375
7.625%, 04/15/20	25	27,938
Aston Escrow Corp. 9.500%, 08/15/21 144A @	275	268,125
Cantor Commercial Real Estate Co. LP 7.750%, 02/15/18 144A @	275	292,875
DBP Holding Corp. 7.750%, 10/15/20 144A @	200	174,000
Denali Borrower LLC 5.625%, 10/15/20 144A @	450	462,937
General Motors Financial Co., Inc.
4.750%, 08/15/17	375	392,812
3.250%, 05/15/18	250	251,250
6.750%, 06/01/18	75	83,672
Icahn Enterprises LP
4.875%, 03/15/19	350	344,750
6.000%, 08/01/20	650	667,875
Jefferies LoanCore LLC 6.875%, 06/01/20 144A @	400	387,000
Ladder Capital Finance Holdings LLLP.
7.375%, 10/01/17	200	211,500
5.875%, 08/01/21 144A @	175	173,250
National Financial Partners Corp. 9.000%, 07/15/21 144A @	275	293,563
Nationstar Mortgage LLC
6.500%, 07/01/21	500	476,250
6.500%, 06/01/22	300	284,250
Neuberger Berman Group LLC
5.625%, 03/15/20 144A @	225	234,000
5.875%, 03/15/22 144A @	200	212,500
Ocwen Financial Corp. 6.625%, 05/15/19 144A @	250	241,250

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
Outerwall, Inc. 6.000%, 03/15/19	$450	$442,125
Walter Investment Management Corp. 7.875%, 12/15/21 144A @	875	861,875

		7,152,172

Electric — 2.0%
AES Corp. 5.500%, 03/15/24	425	413,313
Calpine Corp. 5.375%, 01/15/23	300	290,250
CMS Energy Corp. 5.050%, 03/15/22	130	145,261
Energy Future Intermediate Holding Co. LLC
11.750%, 03/01/22 144A @~	825	915,859
10.000%, 12/01/49¤	900	76,500
GenOn Energy, Inc. 9.500%, 10/15/18	475	494,000
Infinis PLC 7.000%, 02/15/19 144A @	300	500,932
NRG Energy, Inc.
6.250%, 07/15/22 144A @	325	333,328
6.625%, 03/15/23	275	283,250
6.250%, 05/01/24 144A @	200	200,500

		3,653,193

Engineering & Construction — 0.5%
Aguila 3 S.A.
7.875%, 01/31/18 144A @	300	318,948
7.875%, 01/31/18 144A @	325	333,125
Dycom Investments, Inc. 7.125%, 01/15/21	275	290,125

		942,198

Entertainment — 2.5%
Cedar Fair LP 5.250%, 03/15/21	275	270,875
DreamWorks Animation SKG, Inc. 6.875%, 08/15/20 144A @	275	287,375
Graton Economic Development Authority 9.625%, 09/01/19 144A @	500	571,250
Great Canadian Gaming Corp. 6.625%, 07/25/22 144A @	150	140,631
Intralot Finance Luxembourg S.A. 9.750%, 08/15/18 144A @	125	174,065
MU Finance PLC 8.375%, 02/01/17 144A @	223	230,395
National CineMedia LLC 6.000%, 04/15/22	675	681,750
New Cotai LLC PIK 10.625%, 05/01/19 144A @	528	604,788
Peninsula Gaming LLC 8.375%, 02/15/18 144A @	200	208,750
Pinnacle Entertainment, Inc. 7.500%, 04/15/21	375	390,000
Regal Entertainment Group 5.750%, 03/15/22	300	300,750

	Par (000)	Value†

Entertainment — (continued)
Six Flags Entertainment Corp. 5.250%, 01/15/21 144A @	$350	$339,500
WMG Acquisition Corp.
6.000%, 01/15/21 144A @	138	139,725
6.750%, 04/15/22 144A @	275	263,313

		4,603,167

Environmental Control — 0.6%
Clean Harbors, Inc.
5.250%, 08/01/20	125	125,000
5.125%, 06/01/21	175	173,469
Darling Ingredients, Inc. 5.375%, 01/15/22	175	176,312
Tervita Corp.
10.875%, 02/15/18 144A @	375	375,000
8.000%, 11/15/18 144A @	350	352,625

		1,202,406

Food — 1.8%
ARAMARK Corp. 5.750%, 03/15/20	200	205,000
BI-LO LLC PIK (Cash coupon 8.625%, PIK 9.375%) 09/15/18 144A @	250	228,125
Brakes Capital 7.125%, 12/15/18 144A @	250	389,074
Bumble Bee Holdings, Inc. 9.000%, 12/15/17 144A @	161	168,647
Elior Finance & Co. SCA 6.500%, 05/01/20 144A @	65	89,676
ESAL GmbH 6.250%, 02/05/23 144A @	605	586,850
JBS Investments GmbH 7.750%, 10/28/20 144A @	200	212,500
JBS USA LLC 5.875%, 07/15/24 144A @	400	384,000
Minerva Luxembourg S.A. 12.250%, 02/10/22 144A @	200	230,000
Post Holdings, Inc.
6.750%, 12/01/21 144A @	75	71,063
7.375%, 02/15/22	225	222,750
6.000%, 12/15/22 144A @	175	160,125
Premier Foods Finance PLC 6.500%, 03/15/21 144A @	100	143,228
R&R Ice Cream PLC PIK 9.250%, 05/15/18 144A @	250	321,132

		3,412,170

Forest Products & Paper — 0.7%
Mercer International, Inc. 9.500%, 12/01/17	500	523,750
Sappi Papier Holding GmbH
7.750%, 07/15/17 144A @	200	215,000
8.375%, 06/15/19 144A @	200	215,500
6.625%, 04/15/21 144A @	400	414,000

		1,368,250

Gas — 0.2%
NGL Energy Partners LP 5.125%, 07/15/19 144A @	275	269,500

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Gas — (continued)
Sabine Pass LNG LP 6.500%, 11/01/20	$175	$180,250

		449,750

Hand & Machine Tools — 0.4%
Apex Tool Group LLC 7.000%, 02/01/21 144A @	350	322,000
Milacron LLC 7.750%, 02/15/21 144A @	325	342,063

		664,063

Healthcare Products — 0.7%
Crimson Merger Sub, Inc. 6.625%, 05/15/22 144A @	425	387,281
Kinetic Concepts, Inc.
10.500%, 11/01/18	325	353,438
12.500%, 11/01/19	150	166,875
Universal Hospital Services, Inc. 7.625%, 08/15/20	500	470,000

		1,377,594

Healthcare Services — 3.3%
Amsurg Corp. 5.625%, 07/15/22 144A @	150	148,500
Aviv Healthcare Properties LP 7.750%, 02/15/19	100	104,750
Capella Healthcare, Inc. 9.250%, 07/01/17	350	364,219
Community Health Systems, Inc.
8.000%, 11/15/19	225	240,233
7.125%, 07/15/20	375	397,500
6.875%, 02/01/22 144A @	1,150	1,196,000
Fresenius Medical Care U.S. Finance II, Inc.
5.625%, 07/31/19 144A @	250	263,175
5.875%, 01/31/22 144A @	100	106,000
HCA Holdings, Inc. 6.250%, 02/15/21	275	287,375
HomeVi SAS 6.875%, 08/15/21 144A @	100	130,726
IASIS Healthcare LLC 8.375%, 05/15/19	375	392,812
Kindred Healthcare, Inc. 6.375%, 04/15/22 144A @	200	195,000
Medi-Partenaires SAS 7.000%, 05/15/20 144A @	300	395,908
Select Medical Corp. 6.375%, 06/01/21	650	650,000
Tenet Healthcare Corp.
6.000%, 10/01/20	275	290,812
4.500%, 04/01/21	600	585,000
Voyage Care Bondco PLC 6.500%, 08/01/18 144A @	100	164,140
Wellcare Health Plans, Inc. 5.750%, 11/15/20	275	279,813

		6,191,963

Holding Companies — 1.1%
Harbinger Group, Inc.
7.875%, 07/15/19	425	452,625

	Par (000)	Value†

Holding Companies — (continued)
7.750%, 01/15/22	$200	$198,500
KraussMaffei Group GmbH 8.750%, 12/15/20 144A @	250	344,972
Opal Acquisition, Inc. 8.875%, 12/15/21 144A @	350	361,375
Polish Television Holding BV PIK 11.000%, 01/15/21 144A @	425	632,618
WaveDivision Escrow LLC 8.125%, 09/01/20 144A @	75	81,094

		2,071,184

Home Builders — 0.8%
KB Home 7.000%, 12/15/21	375	390,937
Standard Pacific Corp. 10.750%, 09/15/16	175	200,375
William Lyon Homes, Inc.
8.500%, 11/15/20	400	432,000
7.000%, 08/15/22 144A @	375	379,688

		1,403,000

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 6.875%, 12/15/20	175	186,375

Household Products & Wares — 0.8%
Reynolds Group Issuer, Inc.
9.000%, 04/15/19	950	989,188
9.875%, 08/15/19	225	242,156
5.750%, 10/15/20	100	101,750
Spectrum Brands, Inc.
6.375%, 11/15/20	100	104,250
6.625%, 11/15/22	100	105,000

		1,542,344

Housewares — 0.5%
Bormioli Rocco Holdings S.A. 10.000%, 08/01/18 144A @	475	637,700
RSI Home Products, Inc. 6.875%, 03/01/18 144A @	200	208,500

		846,200

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc. 7.875%, 12/15/20 144A @	150	155,250
CNO Financial Group, Inc. 6.375%, 10/01/20 144A @	250	265,000
Towergate Finance PLC
8.500%, 02/15/18 144A @	125	192,510
10.500%, 02/15/19 144A @	275	383,400
USI, Inc. 7.750%, 01/15/21 144A @	225	223,875

		1,220,035

Internet — 1.3%
Adria Bidco BV 7.875%, 11/15/20 144A @	275	365,076
Ancestry.Com, Inc. PIK (Cash coupon 9.625%, PIK 10.375%) 10/15/18 144A @	350	350,000

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Internet — (continued)
Cerved Group SpA 6.375%, 01/15/20 144A @	$100	$133,252
Equinix, Inc.
7.000%, 07/15/21	300	321,375
5.375%, 04/01/23	325	321,750
Netflix, Inc.
5.375%, 02/01/21	475	484,500
5.750%, 03/01/24 144A @	475	489,250

		2,465,203

Investment Companies — 0.4%
Ares Capital Corp. 4.875%, 11/30/18	475	501,597
NRG Yield Operating LLC 5.375%, 08/15/24 144A @	325	326,625

		828,222

Iron & Steel — 2.0%
AK Steel Corp.
7.625%, 10/01/21	500	485,000
8.375%, 04/01/22	550	550,000
ArcelorMittal
10.350%, 06/01/19	275	335,500
5.750%, 08/05/20	50	52,188
6.000%, 03/01/21	275	289,094
6.750%, 02/25/22	275	295,281
Bluescope Steel Finance Ltd. 7.125%, 05/01/18 144A @	350	364,000
Ryerson, Inc.
9.000%, 10/15/17	425	448,375
11.250%, 10/15/18	434	477,400
Steel Dynamics, Inc. 6.125%, 08/15/19	150	158,437
United States Steel Corp. 6.875%, 04/01/21	275	291,500

		3,746,775

Leisure Time — 0.6%
24 Hour Holdings IIII LLC 8.000%, 06/01/22 144A @	300	277,500
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 144A @	325	424,861
Travelport LLC 11.875%, 09/01/16	150	150,000
Travelport LLC CAP (Cap Bond 11.375%, Cash 2.500%) 03/01/16 144A @	230	230,437

		1,082,798

Lodging — 1.5%
Boyd Gaming Corp. 9.000%, 07/01/20	75	78,750
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	225	174,656
Caesars Entertainment Resort Properties LLC 11.000%, 10/01/21 144A @	325	304,688
Chester Downs & Marina LLC 9.250%, 02/01/20 144A @	300	282,000

	Par (000)	Value†

Lodging — (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 07/01/19 144A @	$325	$342,875
MGM Resorts International
6.750%, 10/01/20	425	452,625
6.625%, 12/15/21	450	474,750
Playa Resorts Holding BV 8.000%, 08/15/20 144A @	300	313,500
Station Casinos LLC 7.500%, 03/01/21	375	390,937

		2,814,781

Machinery — Construction & Mining — 0.6%
Blueline Rental Finance Corp. 7.000%, 02/01/19 144A @	225	231,187
Terex Corp.
6.500%, 04/01/20	125	130,938
6.000%, 05/15/21	750	780,000

		1,142,125

Machinery — Diversified — 0.7%
Columbus McKinnon Corp. 7.875%, 02/01/19	275	288,750
Gardner Denver, Inc. 6.875%, 08/15/21 144A @	325	325,813
The Manitowoc Co., Inc.
8.500%, 11/01/20	125	134,375
5.875%, 10/15/22	225	231,750
Zebra Technologies Corp. 7.250%, 10/15/22 144A @	325	325,000

		1,305,688

Media — 9.5%
AMC Networks, Inc. 4.750%, 12/15/22	475	469,062
Arqiva Broadcast Finance PLC 9.500%, 03/31/20 144A @	475	850,973
Cable Communications Systems NV 7.500%, 11/01/20 144A @	400	530,484
CCO Holdings LLC
5.250%, 03/15/21	75	73,500
6.625%, 01/31/22	625	656,250
5.250%, 09/30/22	400	391,500
5.125%, 02/15/23	835	801,600
5.750%, 09/01/23	200	199,000
Central European Media Enterprises Ltd. 5.000%, 11/15/15	650	633,750
Cequel Communications Holdings I LLC
6.375%, 09/15/20 144A @	925	951,594
5.125%, 12/15/21 144A @	325	310,781
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/20	50	51,500
7.625%, 03/15/20	75	77,813
6.500%, 11/15/22	50	50,625
6.500%, 11/15/22	450	460,125
CSC Holdings LLC 6.750%, 11/15/21	300	319,560

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
Dex Media, Inc. CAP (Cap Bond 7.000%, Cash 7.000% Cap) 7.000%, 01/29/17	$383	$245,353
DISH DBS Corp.
5.125%, 05/01/20	375	374,062
6.750%, 06/01/21	125	134,375
5.875%, 07/15/22	250	255,000
Gannett Co, Inc.
5.125%, 10/15/19 144A @	200	202,000
6.375%, 10/15/23 144A @	125	130,000
iHeart Communications, Inc. 9.000%, 12/15/19	450	453,375
ION Media Networks, Inc. 11.000%, 07/31/15~	1	0
Mediacom Broadband LLC 6.375%, 04/01/23	250	255,000
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 144A @	200	213,500
Numericable Group S.A.
4.875%, 05/15/19 144A @	650	641,875
6.250%, 05/15/24 144A @	475	473,812
Sinclair Television Group, Inc. 6.125%, 10/01/22	300	305,250
Sirius XM Radio, Inc. 5.750%, 08/01/21 144A @	1,175	1,180,875
Starz LLC 5.000%, 09/15/19	250	252,500
Time, Inc. 5.750%, 04/15/22 144A @	275	263,313
Townsquare Radio LLC 9.000%, 04/01/19 144A @	200	215,500
TVN Finance Corp. III AB 7.375%, 12/15/20 144A @	125	173,078
Unitymedia KabelBW GmbH 9.500%, 03/15/21 144A @	450	641,554
Univision Communications, Inc.
8.500%, 05/15/21 144A @	850	898,875
6.750%, 09/15/22 144A @	492	526,440
5.125%, 05/15/23 144A @	800	810,000
Videotron Ltd. 6.875%, 07/15/21 144A @	325	317,760
VTR Finance BV 6.875%, 01/15/24 144A @	750	776,250
WideOpenWest Finance LLC
10.250%, 07/15/19	300	324,000
13.375%, 10/15/19	450	506,250
Ziggo Bond Co. BV 8.000%, 05/15/18 144A @	325	442,378

		17,840,492

Metal Fabricate/Hardware — 0.2%
JMC Steel Group, Inc. 8.250%, 03/15/18 144A @	300	303,000

Mining — 1.8%
Aleris International, Inc.
7.625%, 02/15/18	175	175,875
7.875%, 11/01/20	350	348,250

	Par (000)	Value†

Mining — (continued)
Eldorado Gold Corp. 6.125%, 12/15/20 144A @	$475	$471,438
First Quantum Minerals Ltd. 7.250%, 05/15/22 144A @	325	332,313
Imperial Metals Corp. 7.000%, 03/15/19 144A @	325	305,500
Magnetation LLC 11.000%, 05/15/18 144A @	450	456,750
Novelis, Inc. 8.750%, 12/15/20	175	187,031
Nyrstar Netherlands Holdings BV 8.500%, 09/15/19 144A @	375	446,918
Vedanta Resources PLC 6.000%, 01/31/19 144A @	275	277,750
Vedanta Resources PLC 8.250%, 06/07/21 144A @	350	385,875

		3,387,700

Miscellaneous Manufacturing — 0.3%
Trinseo Materials Operatiing SCA 8.750%, 02/01/19	501	527,303

Office & Business Equipment — 0.4%
CDW LLC 6.000%, 08/15/22	425	440,937
Magnolia S.A. 9.000%, 08/01/20 144A @	175	213,520

		654,457

Oil & Gas — 9.0%
American Energy-Permian Basin LLC
6.741%, 08/01/19 144A @ •	575	526,844
7.375%, 11/01/21 144A @	25	22,875
Antero Resources Corp. 5.125%, 12/01/22 144A @	225	218,813
Antero Resources Finance Corp. 6.000%, 12/01/20	700	714,000
Athlon Holdings LP
7.375%, 04/15/21	625	679,687
6.000%, 05/01/22 144A @	250	268,125
Atwood Oceanics, Inc. 6.500%, 02/01/20	150	153,750
Bill Barrett Corp.
7.625%, 10/01/19	650	671,125
7.000%, 10/15/22	125	124,063
Bonanza Creek Energy, Inc. 5.750%, 02/01/23	500	480,000
Chesapeake Energy Corp.
5.375%, 06/15/21	175	179,156
5.750%, 03/15/23	700	745,500
Concho Resources, Inc.
7.000%, 01/15/21	150	160,125
5.500%, 04/01/23	1,200	1,248,000
Denbury Resources, Inc. 5.500%, 05/01/22	375	371,250
Energy XXI Bermuda Ltd. 3.000%, 12/15/18 144A @	305	248,956

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Jupiter Resources, Inc. 8.500%, 10/01/22 144A @	$375	$332,813
Laredo Petroleum, Inc. 7.375%, 05/01/22	300	315,000
Memorial Production Partners LP 6.875%, 08/01/22 144A @	300	286,500
Memorial Resource Development Corp. 5.875%, 07/01/22 144A @	375	366,562
Pacific Rubiales Energy Corp.
5.125%, 03/28/23 144A @	100	95,530
5.625%, 01/19/25 144A @	300	288,285
Paragon Offshore PLC 6.750%, 07/15/22 144A @	175	147,875
Parker Drilling Co. 6.750%, 07/15/22 144A @	350	351,750
Parsley Energy LLC 7.500%, 02/15/22 144A @	500	515,625
PDC Energy, Inc. 7.750%, 10/15/22	725	775,750
Penn Virginia Corp.
7.250%, 04/15/19	225	225,000
8.500%, 05/01/20	450	472,500
Petroleos de Venezuela S.A. 8.500%, 11/02/17 144A @	775	610,312
Precision Drilling Corp.
6.625%, 11/15/20	275	285,313
6.500%, 12/15/21	75	77,250
Range Resources Corp.
5.000%, 08/15/22	100	102,250
5.000%, 03/15/23	275	283,250
Rosetta Resources, Inc. 5.875%, 06/01/24	600	589,500
Samson Investment Co. 9.750%, 02/15/20	375	340,313
Seven Generations Energy Ltd. 8.250%, 05/15/20 144A @	300	324,000
Seventy Seven Energy, Inc. 6.500%, 07/15/22 144A @	475	466,687
SM Energy Co.
6.625%, 02/15/19	250	259,375
6.500%, 11/15/21	150	158,625
6.500%, 01/01/23	325	338,000
5.000%, 01/15/24	500	477,500
Western Refining, Inc. 6.250%, 04/01/21	325	325,000
WPX Energy, Inc.
6.000%, 01/15/22	800	824,800
5.250%, 09/15/24	125	121,250
YPF S.A. 8.750%, 04/04/24 144A @	275	280,500

		16,849,384

Oil & Gas Services — 0.8%
CGG S.A. 6.875%, 01/15/22 144A @	650	576,875
Compressco Partners LP 7.250%, 08/15/22 144A @	225	225,562

	Par (000)	Value†

Oil & Gas Services — (continued)
Exterran Partners LP
6.000%, 04/01/21	$125	$121,563
6.000%, 10/01/22 144A @	350	340,375
McDermott International, Inc. 8.000%, 05/01/21 144A @	175	171,062

		1,435,437

Packaging and Containers — 1.2%
AEP Industries, Inc. 8.250%, 04/15/19	150	155,250
Ardagh Finance Holdings S.A. PIK 8.625%, 06/15/19 144A @	200	201,000
Ardagh Packaging Finance PLC
6.250%, 01/31/19 144A @	200	198,000
7.000%, 11/15/20 144A @	300	303,000
Beverage Packaging Holdings Luxembourg II SA
5.625%, 12/15/16 144A @	225	223,312
6.000%, 06/15/17 144A @	350	344,750
Consolidated Container Co. LLC 10.125%, 07/15/20 144A @	375	352,500
Exopack Holding Corp. 10.000%, 06/01/18 144A @	200	215,250
Graphic Packaging International, Inc. 4.750%, 04/15/21	175	174,563
Tekni-Plex, Inc. 9.750%, 06/01/19 144A @	130	141,375

		2,309,000

Pharmaceuticals — 0.9%
Capsugel S.A. PIK (Cash coupon 7.000%, PIK 7.752%) 05/15/19 144A @	400	399,000
Delta Dutch Newco BV 7.500%, 02/01/22 144A @	150	151,481
Par Pharmaceutical Cos, Inc. 7.375%, 10/15/20	100	104,250
Pinnacle Merger Sub, Inc. 9.500%, 10/01/23 144A @	100	109,000
Valeant Pharmaceuticals International 6.375%, 10/15/20 144A @	500	513,750
Valeant Pharmaceuticals International Escrow Corp. 6.750%, 08/15/18 144A @	450	474,750

		1,752,231

Pipelines — 2.0%
Atlas Pipeline Partners LP 5.875%, 08/01/23	200	195,500
MarkWest Energy Partners LP 4.500%, 07/15/23	850	824,500
Niska Gas Storage Canada Finance Corp. 6.500%, 04/01/19 144A @	750	656,250
NuStar Logistics LP 6.750%, 02/01/21	250	271,875
Penn Virginia Resource Partners LP
8.375%, 06/01/20	237	258,330
6.500%, 05/15/21	100	104,750
Regency Energy Partners LP 5.875%, 03/01/22	250	260,000

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
Sabine Pass Liquefaction LLC 5.625%, 04/15/23	$225	$227,250
Targa Resources Partners LP
5.250%, 05/01/23	50	51,000
4.250%, 11/15/23	950	912,000

		3,761,455

Real Estate — 1.5%
CBRE Services, Inc. 5.000%, 03/15/23	625	618,687
Dupont Fabros Technology LP 5.875%, 09/15/21	450	457,875
iStar Financial, Inc.
7.125%, 02/15/18	125	129,375
5.000%, 07/01/19	450	433,125
MPT Operating Partnership LP
6.875%, 05/01/21	225	240,750
6.375%, 02/15/22	125	133,438
Omega Healthcare Investors, Inc. 5.875%, 03/15/24	75	78,188
Realogy Group LLC 9.000%, 01/15/20 144A @	100	109,250
The Howard Hughes Corp. 6.875%, 10/01/21 144A @	625	645,312

		2,846,000

Retail — 3.8%
99 Cents Only Stores 11.000%, 12/15/19	225	244,125
Academy Ltd. 9.250%, 08/01/19 144A @	100	105,750
AmeriGas Finance LLC 7.000%, 05/20/22	225	235,688
Building Materials Holding Corp. 9.000%, 09/15/18 144A @	350	379,750
Ferrellgas LP
6.500%, 05/01/21	275	268,812
6.750%, 01/15/22	300	292,500
Group 1 Automotive, Inc. 5.000%, 06/01/22 144A @	175	169,313
Guitar Center, Inc. 6.500%, 04/15/19 144A @	375	337,500
JC Penney Corp., Inc. 8.125%, 10/01/19	400	390,000
Michaels Stores, Inc. 5.875%, 12/15/20 144A @	225	223,875
New Look Bondco I PLC 8.375%, 05/14/18 144A @	725	760,344
New Red Finance, Inc. 6.000%, 04/01/22 144A @	350	347,812
PC Nextco Holdings LLC 8.750%, 08/15/19	350	351,750
Penske Automotive Group, Inc. 5.750%, 10/01/22	200	203,000
PF Chang’s China Bistro, Inc. 10.250%, 06/30/20 144A @	800	794,000
Rite Aid Corp.
6.750%, 06/15/21	725	741,312

	Par (000)	Value†

Retail — (continued)
7.700%, 02/15/27	$350	$374,500
Sears Holdings Corp. 6.625%, 10/15/18	200	179,000
Sonic Automotive, Inc.
7.000%, 07/15/22	150	159,750
5.000%, 05/15/23	175	167,125
The Men’s Wearhouse, Inc. 7.000%, 07/01/22 144A @	175	176,750
The Pantry, Inc. 8.375%, 08/01/20	175	182,875

		7,085,531

Semiconductors — 0.4%
Freescale Semiconductor, Inc. 6.000%, 01/15/22 144A @	375	380,625
NXP BV
5.750%, 02/15/21 144A @	200	203,000
5.750%, 03/15/23 144A @	250	253,125

		836,750

Software — 2.9%
ACI Worldwide, Inc. 6.375%, 08/15/20 144A @	125	129,688
Activision Blizzard, Inc.
5.625%, 09/15/21 144A @	700	728,000
6.125%, 09/15/23 144A @	175	185,938
BCP Singapore VI Cayman Financing Co. Ltd. 8.000%, 04/15/21 144A @	200	205,000
BMC Software Finance, Inc. 8.125%, 07/15/21 144A @	350	336,000
Eagle Midco, Inc. PIK (Cash coupon 9.000%, PIK 9.750%) 06/15/18 144A @	425	434,031
Epicor Software Corp. 8.625%, 05/01/19	225	237,938
First Data Corp.
6.750%, 11/01/20 144A @	315	333,900
12.625%, 01/15/21	1,625	1,945,937
First Data Holdings, Inc. PIK 14.500%, 09/24/19 144A @	33	34,656
Infor Software Parent LLC PIK (Cash coupon 7.125%, PIK 7.875%) 05/01/21 144A @	500	495,000
Infor U.S., Inc. 9.375%, 04/01/19	300	324,000

		5,390,088

Telecommunications — 10.4%
Alcatel-Lucent USA, Inc.
8.875%, 01/01/20 144A @	225	243,562
6.750%, 11/15/20 144A @	575	583,625
Altice Finco S.A.
9.875%, 12/15/20 144A @	400	448,000
9.000%, 06/15/23 144A @	325	464,022
8.125%, 01/15/24 144A @	200	214,000
Altice S.A. 7.750%, 05/15/22 144A @	400	413,000
B Communications Ltd. 7.375%, 02/15/21 144A @	325	345,719

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
CenturyLink, Inc. 5.625%, 04/01/20	$725	$747,837
Crown Castle International Corp. 5.250%, 01/15/23	425	421,281
Digicel Group Ltd. 7.125%, 04/01/22 144A @	250	249,500
Digicel Ltd. 6.000%, 04/15/21 144A @	200	198,000
EarthLink Holdings Corp. 7.375%, 06/01/20	175	179,463
Goodman Networks, Inc. 12.125%, 07/01/18	375	393,750
Hughes Satellite Systems Corp.
6.500%, 06/15/19	350	371,875
7.625%, 06/15/21	325	354,250
Intelsat Jackson Holdings S.A.
6.625%, 12/15/22	525	530,250
5.500%, 08/01/23	700	668,500
Intelsat Luxembourg S.A.
7.750%, 06/01/21	675	687,656
8.125%, 06/01/23	275	286,687
Level 3 Communications, Inc.
11.875%, 02/01/19	225	243,000
8.875%, 06/01/19	100	106,750
Level 3 Financing, Inc. 7.000%, 06/01/20	125	131,719
Matterhorn Financing & CY S.C.A. PIK (Cash coupon 9.000%, PIK 9.7500%) 04/15/19 144A @	350	446,858
Matterhorn Midco & CY S.C.A. 7.750%, 02/15/20 144A @	325	432,865
Millicom International Cellular S.A. 6.625%, 10/15/21 144A @	200	207,500
Mobile Challenger Intermediate Group S.A. PIK 8.750%, 03/15/19 144A @	150	158,689
NII International Telecom S.C.A. 11.375%, 08/15/19 144A @	225	151,313
Play Topco S.A. PIK (Cash coupon 7.750%, PIK 8.500%) 02/28/20 144A @	225	278,504
Sable International Finance Ltd. 8.750%, 02/01/20 144A @	200	218,000
Sprint Communications, Inc. 11.500%, 11/15/21	500	640,000
Sprint Corp. 7.125%, 06/15/24 144A @	1,725	1,737,937
Syniverse Holdings, Inc. 9.125%, 01/15/19	300	315,000
T-Mobile USA, Inc.
6.250%, 04/01/21	450	454,500
6.633%, 04/28/21	450	461,250
6.000%, 03/01/23	900	898,875
Telecom Italia SpA 6.375%, 06/24/19	350	616,106
UPC Holding BV
8.375%, 08/15/20 144A @	125	170,290
6.750%, 03/15/23 144A @	375	429,127

	Par (000)	Value†

Telecommunications — (continued)
6.750%, 03/15/23 144A @	$200	$275,564
UPCB Finance V Ltd. 7.250%, 11/15/21 144A @	150	160,500
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	225	240,187
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/21 144A @	200	205,000
VimpelCom Holdings BV
5.200%, 02/13/19 144A @	200	192,700
7.504%, 03/01/22 144A @	450	458,437
Virgin Media Finance PLC
7.000%, 04/15/23 144A @	275	471,448
6.000%, 10/15/24 144A @	200	200,250
Wind Acquisition Finance S.A.
6.500%, 04/30/20 144A @	275	286,687
4.750%, 07/15/20 144A @	400	384,000
7.375%, 04/23/21 144A @	775	778,875

		19,552,908

Textiles — 0.1%
Springs Industries, Inc. 6.250%, 06/01/21	150	147,000

Transportation — 0.1%
Watco Cos. LLC 6.375%, 04/01/23 144A @	175	175,875

TOTAL CORPORATE BONDS (Cost $168,026,547)		169,432,311

LOAN AGREEMENTS — 5.2%‡
Auto Manufacturers — 0.1%
Navistar, Inc. 5.750%, 08/17/17•	125	125,156

Chemicals — 0.1%
Univar, Inc. 5.000%, 06/30/17•	295	291,957

Commercial Services — 0.2%
Weight Watchers International, Inc. 4.000%, 04/02/20•	447	342,223

Computers — 0.1%
Dell, Inc. 4.500%, 04/29/20	148	146,799

Distribution & Wholesale — 0.1%
Husky Injection Molding System 4.250%, 06/30/21	149	146,955

Diversified Financial Services — 0.2%
Nuveen Investments, Inc. 6.500%, 02/28/19•	200	200,150

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Diversified Financial Services — (continued)
Vantiv LLC 3.750%, 06/13/21•	$274	$272,370

		472,520

Electric — 0.4%
Equipower Resources Holding LLC 4.250%, 12/31/19•	691	687,797

Entertainment — 0.8%
Amaya Holdings BV 5.000%, 08/01/21	275	271,119
Delta 2 (Lux) S.a.r.l.
4.750%, 07/30/21	600	591,750
7.750%, 07/29/22	200	199,000
Peninsula Gaming LLC 4.250%, 11/20/17•	362	357,980

		1,419,849

Environmental Control — 0.1%
Tervita Corp. 6.250%, 05/15/18	249	247,602

Healthcare Services — 0.3%
Community Health Systems, Inc. 4.250%, 01/27/21•	248	247,704
Ortho-Clinical Diagnostics 4.750%, 06/30/21	224	221,527
Surgery Center Holdings 5.250%, 07/24/20	200	199,250

		668,481

Holding Companies — 0.1%
Faenza Acquisition 4.250%, 08/30/20	98	97,346

Insurance — 0.5%
Asurion LLC
5.000%, 05/24/19•	373	370,879
8.500%, 03/03/21	550	554,983

		925,862

Machinery — Diversified — 0.2%
Gardner Denver, Inc. 4.250%, 07/30/20•	173	169,650
Zebra Tech Corp. 4.750%, 09/30/21	200	198,507

		368,157

	Par (000)	Value†

Media — 0.3%
McGraw-Hill Global Education Holdings LLC 5.750%, 03/22/19•	$169	$168,710
Univision Communications, Inc. 4.000%, 03/01/20•	373	365,893

		534,603

Oil & Gas — 0.4%
Foresight Energy LLC 5.500%, 08/21/20•	145	145,292
Philadelphia Energy Solutions Refining and Marketing LLC 6.250%, 04/04/18•	422	399,758
TGGT Holdings 6.500%, 11/15/18	241	238,219

		783,269

Oil & Gas Services — 0.1%
Murray Energy Corp. 5.250%, 12/05/19	174	173,608

Real Estate Investment Trusts — 0.3%
Citycenter Holdings LLC 4.250%, 10/16/20	600	593,250

Retail — 0.9%
Burger King 4.500%, 09/25/21	350	347,277
JC Penney Corp. 6.000%, 05/22/18•	866	865,898
PF Chang’s China Bistro, Inc. 4.250%, 06/22/19•	479	466,281

		1,679,456

TOTAL LOAN AGREEMENTS‡ (Cost $9,796,760)		9,704,890

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	306,926	306,926
T. Rowe Price Reserve Investment Fund	4,788,190	4,788,190

TOTAL SHORT-TERM INVESTMENTS (Cost $5,095,116)		5,095,116

TOTAL INVESTMENTS — 100.0% (Cost $185,598,771)(a)		$187,126,206

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2014. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at September 30, 2014 is $234,313.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2014 is $943,172.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $185,630,503. Net unrealized appreciation was $1,495,703. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,153,105 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,657,402.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

OJSC — Open Joint Stock Company

PIK — Payment in Kind Security.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

High Yield Bond Fund

Country Weightings as of 09/30/2014††
United States	76%
Luxembourg	7
Canada	4
Netherlands	3
United Kingdom	3
France	2
Bermuda	1
Other	4

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

High Yield Bond Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$1,216,903	$1,189,590	$—	$27,313
REAL ESTATE INVESTMENT TRUSTS	130,960	130,960
PREFERRED STOCKS
Banks	500,469	—	500,469	—
Diversified Financial Services	214,360	214,360	—	—
Oil & Gas	229,006	229,006	—	—
Packaging and Containers	—	—	—	—
Telecommunications	257,691	257,691	—	—
ASSET BACKED SECURITIES	344,500	—	344,500	—
CORPORATE BONDS	169,432,311	—	169,432,311	—
LOAN AGREEMENTS	9,704,890	—	9,704,890	—
SHORT-TERM INVESTMENTS	5,095,116	5,095,116	—	—

TOTAL INVESTMENTS	$187,126,206	$7,116,723	$179,982,170	$27,313

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2013	$24,557
Change in Appreciation/(Depreciation)	2,756

Balance as of 9/30/2014	$27,313

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
AGENCY OBLIGATION — 0.2%
Banks — 0.2%
KFW 0.500%, 04/19/16 (Cost $6,647,432)	$6,658	$6,657,940

ASSET BACKED SECURITIES — 0.5%
Ally Master Owner Trust 0.854%, 06/15/17•	8,755	8,780,048
Continental Airlines 2009-2 Class A, Pass Through Trust 7.250%, 11/10/19	657	769,822
Continental Airlines 2012-1 Class A, Pass Through Trust 4.150%, 04/11/24	2,101	2,143,251
Continental Airlines 2012-1 Class B, Pass Through Trust 6.250%, 04/11/20	418	445,032
Ford Credit Auto Owner Trust 2012-C 0.580%, 12/15/16	1,160	1,161,278
Honda Auto Receivables 2012-3 Owner Trust 0.560%, 05/15/16	1,084	1,085,083

TOTAL ASSET BACKED SECURITIES (Cost $14,201,836)		14,384,514

	Number of Shares	Value†
COMMON STOCKS — 62.9%
Aerospace & Defense — 3.4%
The Boeing Co.	202,900	25,845,402
United Technologies Corp.	703,200	74,257,920

		100,103,322

Agriculture — 1.2%
Philip Morris International, Inc.	434,800	36,262,320

Auto Parts & Equipment — 1.3%
Delphi Automotive PLC	285,600	17,518,704
Johnson Controls, Inc.	368,200	16,200,800
TRW Automotive Holdings Corp.*	47,200	4,779,000

		38,498,504

Banks — 3.7%
JPMorgan Chase & Co.	501,900	30,234,456
State Street Corp.	773,700	56,952,057
UBS AG	1,328,568	23,094,271

		110,280,784

Beverages — 1.0%
PepsiCo, Inc.	305,500	28,438,995

Chemicals — 0.4%
Cytec Industries, Inc.	276,100	13,056,769

Commercial Services — 1.8%
Iron Mountain, Inc.	371,700	12,136,005
Pentair PLC	241,600	15,822,384
Tyco International Ltd.	562,300	25,061,711

		53,020,100

	Number of Shares	Value†

Computers — 0.6%
Apple, Inc.	121,800	$12,271,350
Seagate Technology PLC	91,700	5,251,659

		17,523,009

Cosmetics & Personal Care — 0.6%
The Procter & Gamble Co.	214,582	17,969,097

Diversified Financial Services — 3.8%
Invesco Ltd.	466,008	18,397,996
TD Ameritrade Holding Corp.	1,569,000	52,357,530
Visa, Inc., Class A	193,300	41,244,421

		111,999,947

Electric — 4.5%
Duke Energy Corp.	103,000	7,701,310
FirstEnergy Corp.	313,000	10,507,410
OGE Energy Corp.	600	22,266
PG&E Corp.	1,252,000	56,390,080
Xcel Energy, Inc.	1,950,700	59,301,280

		133,922,346

Electronics — 2.9%
Agilent Technologies, Inc.	297,000	16,923,060
TE Connectivity Ltd.	11,800	652,422
Thermo Fisher Scientific, Inc.	566,100	68,894,370

		86,469,852

Food — 0.8%
Mondelez International, Inc., Class A	689,500	23,625,718

Healthcare Products — 0.8%
CareFusion Corp.*	306,800	13,882,700
Henry Schein, Inc.*	85,278	9,932,329

		23,815,029

Healthcare Services — 3.9%
Cigna Corp.	123,200	11,173,008
DaVita HealthCare Partners, Inc.*	417,800	30,557,892
UnitedHealth Group, Inc.	838,100	72,286,125

		114,017,025

Insurance — 3.1%
Marsh & McLennan Cos., Inc.	1,462,400	76,542,016
XL Group PLC	438,135	14,532,938

		91,074,954

Internet — 1.9%
Alibaba Group Holding Ltd. ADR*	121,739	10,816,510
Google, Inc., Class A*	29,100	17,122,731
Google, Inc., Class C*	47,000	27,135,920

		55,075,161

Machinery — Diversified — 0.8%
Roper Industries, Inc.	169,800	24,840,042

Media — 1.9%
Liberty Global PLC, Class A*	134,000	5,700,360
Liberty Global PLC, Series C*	384,600	15,774,369
Twenty-First Century Fox, Inc. Class B	703,700	23,440,247
Viacom, Inc., Class B	127,000	9,771,380

		54,686,356

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Flexibly Managed Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 4.1%
Danaher Corp.	1,595,478	$121,224,418

Oil & Gas — 3.8%
Anadarko Petroleum Corp.	60,100	6,096,544
Apache Corp.	251,000	23,561,370
Canadian Natural Resources Ltd.	464,800	18,052,832
Chesapeake Energy Corp.	931,700	21,419,783
Concho Resources, Inc.*	115,100	14,432,389
Pioneer Natural Resources Co.	83,000	16,348,510
Range Resources Corp.	196,647	13,334,633

		113,246,061

Pharmaceuticals — 6.4%
Abbott Laboratories	337,600	14,040,784
Actavis PLC*	35,200	8,493,056
Allergan, Inc.	313,100	55,791,289
Eli Lilly & Co.	374,100	24,260,385
Perrigo Co. PLC	187,800	28,205,682
Pfizer, Inc.	536,643	15,868,533
Zoetis, Inc.	1,168,486	43,175,558

		189,835,287

Retail — 4.4%
AutoZone, Inc.*	136,800	69,721,488
CVS Health Corp.	251,700	20,032,803
Lowe’s Cos., Inc.	473,800	25,073,496
O’Reilly Automotive, Inc.*	96,700	14,539,812

		129,367,599

Semiconductors — 1.3%
NXP Semiconductors N.V.*	72,000	4,926,960
QUALCOMM, Inc.	108,800	8,134,976
Texas Instruments, Inc.	522,000	24,894,180

		37,956,116

Software — 2.6%
Fidelity National Information Services, Inc.	141,300	7,955,190
Fiserv, Inc.*	1,066,400	68,926,764

		76,881,954

Telecommunications — 1.6%
Crown Castle International Corp.	439,900	35,425,147
SBA Communications Corp., Class A*	119,100	13,208,190

		48,633,337

TOTAL COMMON STOCKS (Cost $1,412,585,688)		1,851,824,102

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Diversified — 1.0%
American Tower Corp. (Cost $23,246,187)	326,097	30,532,462

	Number of Shares	Value†
PREFERRED STOCKS — 0.4%
Banks — 0.2%
U.S. Bancorp Series F	71,000	2,036,280

	Number of Shares	Value†

Banks — (continued)
U.S. Bancorp Series G	90,000	$2,429,100

		4,465,380

Electric — 0.2%
SCE Trust I	83,775	1,971,226
SCE Trust II	14,730	318,020
SCE Trust III	161,355	4,262,999

		6,552,245

Oil & Gas — 0.0%
Chesapeake Energy Corp.	956	90,457

TOTAL PREFERRED STOCKS (Cost $10,547,349)		11,108,082

	Par (000)	Value†
CORPORATE BONDS — 19.3%
Advertising — 0.1%
Lamar Media Corp.
5.875%, 02/01/22	$900	927,000
5.000%, 05/01/23	850	818,125

		1,745,125

Aerospace & Defense — 0.2%
United Technologies Corp. 0.734%, 06/01/15•	4,725	4,739,888

Airlines — 0.4%
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	746	820,996
Delta Air Lines 2009-1, Class A Pass Through Trust 7.750%, 12/17/19	546	638,564
Delta Air Lines 2011-1, Class A Pass Through Trust 5.300%, 04/15/19	516	559,936
Hawaiian Airlines 2013-1 Class A, Pass Through Certificates 3.900%, 01/15/26	1,815	1,801,388
United Airlines, Inc. 4.500%, 01/15/15	1,879	4,651,699
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 04/22/23	1,992	2,245,552
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17^	239	264,434
US Airways 2012-2 Class A, Pass Through Trust 4.625%, 06/03/25	282	294,683
US Airways 2012-2 Class B, Pass Through Trust 6.750%, 06/03/21	523	564,701
US Airways 2013-1 Class A, Pass Through Trust 3.950%, 11/15/25	5	5,025

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
US Airways 2013-1 Class B, Pass Through Trust 5.375%, 11/15/21	$5	$5,138

		11,852,116

Auto Manufacturers — 0.1%
Daimler Finance North America LLC 1.100%, 08/01/18 144A @,•	1,525	1,550,385

Auto Parts & Equipment — 0.3%
Delphi Corp.
6.125%, 05/15/21	3,125	3,429,688
5.000%, 02/15/23	3,450	3,694,950
Schaeffler Finance BV 7.750%, 02/15/17 144A @	1,250	1,359,375

		8,484,013

Banks — 0.0%
Regions Bank 7.500%, 05/15/18	90	104,929
Synovus Financial Corp. 5.125%, 06/15/17	105	107,362

		212,291

Beverages — 0.3%
Heineken NV 0.800%, 10/01/15 144A @	1,515	1,517,291
SABMiller Holdings, Inc.
0.930%, 08/01/18 144A @,•	3,455	3,481,158
2.200%, 08/01/18 144A @	3,000	2,993,625

		7,992,074

Coal — 0.1%
CONSOL Energy, Inc 5.875%, 04/15/22 144A @	3,075	3,028,875

Cosmetics & Personal Care — 0.3%
The Procter & Gamble Co. 3.100%, 08/15/23	9,700	9,818,039

Diversified Financial Services — 3.0%
American Honda Finance Corp. 0.334%, 11/13/14 144A @,•	1,350	1,350,247
Caterpillar Financial Services Corp.
0.700%, 11/06/15	1,585	1,587,669
1.250%, 11/06/17	2,345	2,327,781
E*TRADE Financial Corp.
6.750%, 06/01/16	7,250	7,630,625
6.000%, 11/15/17	7,300	7,519,000
6.375%, 11/15/19	5,750	6,037,500
Ford Motor Credit Co. LLC
3.875%, 01/15/15	4,530	4,573,533
2.750%, 05/15/15	2,300	2,330,017
2.500%, 01/15/16	2,190	2,230,279
1.483%, 05/09/16•	3,755	3,806,537
4.250%, 02/03/17	1,340	1,420,866
6.625%, 08/15/17	1,675	1,893,552
0.753%, 09/08/17•	4,325	4,329,974
0.803%, 12/06/17•	6,325	6,334,854

	Par (000)	Value†

Diversified Financial Services — (continued)
1.724%, 12/06/17	$2,150	$2,134,843
5.000%, 05/15/18	1,800	1,965,863
2.375%, 03/12/19	4,275	4,231,694
International Lease Finance Corp. 2.184%, 06/15/16•	2,905	2,875,950
John Deere Capital Corp.
0.331%, 10/08/14•	3,845	3,845,104
0.304%, 01/12/15•	4,475	4,476,365
0.700%, 09/04/15	1,800	1,805,893
0.454%, 12/15/17•	2,575	2,575,489
1.550%, 12/15/17	2,650	2,654,574
PACCAR Financial Corp.
0.361%, 05/05/15•	1,085	1,085,829
0.504%, 02/08/16•	480	481,316
0.750%, 05/16/16	900	900,827
0.423%, 06/06/17•	1,635	1,637,160
Toyota Motor Credit Corp.
0.403%, 01/23/15•	2,305	2,306,420
0.384%, 03/10/15•	2,250	2,251,373

		88,601,134

Electric — 0.4%
CMS Energy Corp.
6.550%, 07/17/17	895	1,011,307
8.750%, 06/15/19	415	526,911
Duke Energy Corp. 0.615%, 04/03/17•	1,510	1,515,250
ITC Holdings Corp. 3.650%, 06/15/24	865	862,313
Northern States Power Co. 3.300%, 06/15/24	350	351,501
NSTAR Electric Co. 0.471%, 05/17/16•	1,950	1,948,508
Otter Tail Corp. 9.000%, 12/15/16^	890	1,022,388
Pennsylvania Electric Co. 4.150%, 04/15/25 144A @	1,140	1,140,361
Xcel Energy, Inc. 0.750%, 05/09/16	2,160	2,156,821

		10,535,360

Electronics — 0.0%
Amphenol Corp. 1.550%, 09/15/17	920	918,840

Entertainment — 0.1%
Cedar Fair LP 5.250%, 03/15/21	1,425	1,403,625

Food — 0.1%
B&G Foods, Inc. 4.625%, 06/01/21	1,525	1,452,562
General Mills, Inc.
0.534%, 01/29/16•	1,975	1,977,441
0.875%, 01/29/16	820	822,371

		4,252,374

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — 0.1%
Baxter International, Inc. 0.401%, 12/11/14•	$2,715	$2,715,793

Healthcare Services — 0.7%
DaVita HealthCare Partners, Inc.
6.625%, 11/01/20	4,275	4,483,406
5.750%, 08/15/22	400	414,500
5.125%, 07/15/24	8,875	8,719,687
Fresenius Medical Care U.S. Finance II, Inc.
5.625%, 07/31/19 144A @	750	789,525
5.875%, 01/31/22 144A @	425	450,500
Roche Holdings, Inc. 1.350%, 09/29/17 144A @	4,450	4,441,719

		19,299,337

Machinery — Diversified — 0.3%
CNH Capital LLC
3.875%, 11/01/15	1,500	1,509,375
6.250%, 11/01/16	2,650	2,789,125
3.625%, 04/15/18	3,150	3,079,125
Xylem, Inc.
3.550%, 09/20/16	1,300	1,360,874
4.875%, 10/01/21	415	450,190

		9,188,689

Media — 1.7%
CCO Holdings LLC 7.250%, 10/30/17	850	880,813
Unitymedia Hessen GmbH & Co. KG
7.500%, 03/15/19 144A @	7,975	8,433,563
7.500%, 03/15/19 144A @	860	1,147,872
5.500%, 01/15/23 144A @	3,400	3,434,000
Univision Communications, Inc.
6.875%, 05/15/19 144A @	16,650	17,357,625
7.875%, 11/01/20 144A @	9,550	10,230,437
6.750%, 09/15/22 144A @	6,719	7,189,330
5.125%, 05/15/23 144A @	2,050	2,075,625

		50,749,265

Miscellaneous Manufacturing — 0.0%
Actuant Corp. 5.625%, 06/15/22	125	130,000

Oil & Gas — 3.7%
Antero Resources Corp. 5.125%, 12/01/22 144A @	2,300	2,236,750
Antero Resources Finance Corp.
6.000%, 12/01/20	3,950	4,029,000
5.375%, 11/01/21	4,875	4,850,625
Athlon Holdings LP
7.375%, 04/15/21	2,475	2,691,563
6.000%, 05/01/22 144A @	1,100	1,179,750
Chesapeake Energy Corp. 3.250%, 03/15/16	1,025	1,027,563
Concho Resources, Inc.
7.000%, 01/15/21	6,600	7,045,500
6.500%, 01/15/22	4,200	4,462,500
5.500%, 10/01/22	2,425	2,497,750
5.500%, 04/01/23	5,600	5,824,000

	Par (000)	Value†

Oil & Gas — (continued)
EQT Corp.
6.500%, 04/01/18	$1,620	$1,850,487
8.125%, 06/01/19	1,754	2,148,375
4.875%, 11/15/21	8,005	8,746,687
Laredo Petroleum, Inc.
9.500%, 02/15/19	9,100	9,668,750
5.625%, 01/15/22	2,225	2,180,500
7.375%, 05/01/22	500	525,000
Range Resources Corp.
6.750%, 08/01/20	3,900	4,104,750
5.750%, 06/01/21	7,550	7,927,500
5.000%, 08/15/22	12,675	12,960,187
5.000%, 03/15/23	17,900	18,437,000
SM Energy Co.
6.500%, 11/15/21	3,425	3,621,937
6.500%, 01/01/23	1,200	1,248,000

		109,264,174

Packaging and Containers — 0.1%
Rexam PLC 6.750%, 06/29/67•	1,700	2,265,292

Pharmaceuticals — 0.0%
Zoetis, Inc.
1.150%, 02/01/16	795	796,723
1.875%, 02/01/18	525	521,274

		1,317,997

Pipelines — 1.9%
Energy Transfer Partners LP
4.150%, 10/01/20	1,925	1,998,959
4.900%, 02/01/24	2,465	2,576,517
MarkWest Energy Partners LP
6.750%, 11/01/20	1,900	2,004,500
6.500%, 08/15/21	4,875	5,130,938
6.250%, 06/15/22	7,425	7,814,812
5.500%, 02/15/23	11,485	11,743,412
4.500%, 07/15/23	16,225	15,738,250
ONEOK Partners LP 2.000%, 10/01/17	830	834,726
Spectra Energy Partners LP 4.750%, 03/15/24	2,555	2,740,424
Targa Resources Partners LP
6.875%, 02/01/21	1,300	1,387,750
5.250%, 05/01/23	1,475	1,504,500
4.250%, 11/15/23	3,325	3,192,000

		56,666,788

Real Estate — 0.1%
CBRE Services, Inc.
6.625%, 10/15/20	1,675	1,761,095
5.000%, 03/15/23	900	890,910

		2,652,005

Real Estate Investment Trusts — 0.2%
American Tower Corp.
4.625%, 04/01/15	200	203,995
3.500%, 01/31/23	925	879,380
5.000%, 02/15/24	1,535	1,608,869

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Real Estate Investment Trusts — (continued)
Host Hotels & Resorts LP 5.875%, 06/15/19	$1,800	$1,907,204

		4,599,448

Retail — 1.2%
AmeriGas Finance LLC
6.250%, 08/20/19	600	616,500
6.750%, 05/20/20	675	702,000
7.000%, 05/20/22	1,525	1,597,438
Group 1 Automotive, Inc. 5.000%, 06/01/22 144A @	675	653,063
L Brands, Inc.
6.900%, 07/15/17	1,400	1,548,750
8.500%, 06/15/19	900	1,062,000
7.000%, 05/01/20	900	999,000
6.625%, 04/01/21	1,925	2,117,500
5.625%, 02/15/22	1,625	1,694,063
5.625%, 10/15/23	5,775	6,020,437
Rite Aid Corp. 8.000%, 08/15/20	12,800	13,696,000
Suburban Propane Partners LP
7.500%, 10/01/18	1,675	1,737,812
7.375%, 03/15/20	2,350	2,455,750
7.375%, 08/01/21	750	795,000

		35,695,313

Semiconductors — 0.6%
NXP BV
3.750%, 06/01/18 144A @	3,625	3,561,563
5.750%, 02/15/21 144A @	5,075	5,151,125
5.750%, 03/15/23 144A @	7,300	7,391,250
Xilinx, Inc. 3.000%, 03/15/21	2,600	2,601,825

		18,705,763

Telecommunications — 3.4%
Crown Castle International Corp.
4.875%, 04/15/22	4,875	4,740,938
5.250%, 01/15/23	3,865	3,831,181
Intelsat Jackson Holdings SA
7.250%, 04/01/19	4,725	4,961,250
8.500%, 11/01/19	6,775	7,081,907
7.250%, 10/15/20	15,705	16,608,037
7.500%, 04/01/21	1,350	1,441,125
5.500%, 08/01/23	5,815	5,553,325
Matterhorn Mobile SA
5.399%, 05/15/19 144A @,•	250	264,481
6.750%, 05/15/19 144A @	930	1,021,899
SBA Communications Corp. 5.625%, 10/01/19	950	964,250
SBA Telecommunications, Inc. 5.750%, 07/15/20	875	890,313
Sprint Communications, Inc. 9.000%, 11/15/18 144A @	3,240	3,742,200
Telesat Canada 6.000%, 05/15/17 144A @	2,595	2,656,631
UPCB Finance III Ltd. 6.625%, 07/01/20 144A @	17,270	18,048,877

	Par (000)	Value†

Telecommunications — (continued)
UPCB Finance V Ltd. 7.250%, 11/15/21 144A @	$9,455	$10,116,850
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	9,800	10,461,500
Verizon Communications, Inc.
0.433%, 03/06/15 144A •@	4,450	4,452,621
0.632%, 06/09/17•	3,420	3,428,160
Virgin Media Finance PLC 8.375%, 10/15/19	975	1,018,388

		101,283,933

Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.850%, 09/01/23	7,075	7,307,994
3.750%, 04/01/24	635	646,820

		7,954,814

TOTAL CORPORATE BONDS (Cost $572,183,949)		577,622,750

LOAN AGREEMENTS — 5.9%‡
Beverages — 0.4%
De Master Blenders
4.250%, 05/09/21	2,250	2,814,653
4.250%, 05/09/21	9,200	8,981,500

		11,796,153

Diversified Financial Services — 0.2%
Hilton Worldwide Finance LLC 3.500%, 10/26/20•	4,882	4,800,203

Electric — 0.0%
Texas Competitive Electric Holdings Co. LLC 3.750%, 05/05/16	1,016	1,020,291

Entertainment — 0.1%
Kasima LLC 3.250%, 05/17/21•	752	741,863
Peninsula Gaming LLC 4.250%, 11/20/17•	3,438	3,400,808

		4,142,671

Food — 1.7%
H.J. Heinz Co. 3.500%, 06/05/20•	41,638	41,076,219
Pinnacle Foods Finance LLC
3.250%, 04/29/20•	3,812	3,728,447
3.250%, 04/29/20•	4,246	4,154,030

		48,958,696

Healthcare Services — 0.2%
Davita Healthcare Partners, Inc. 3.500%, 06/24/21	3,541	3,496,436
HCA, Inc. 2.907%, 03/31/17•	1,139	1,130,121

		4,626,557

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Holding Companies — 1.0%
Intelsat Jackson Holdings 3.750%, 06/30/19	$30,846	$30,306,534

Media — 0.4%
Cequel Communications LLC 3.500%, 02/14/19•	4,404	4,322,229
Charter Communications Operating LLC
3.000%, 07/01/20•	2,098	2,034,729
3.000%, 01/03/21•	1,465	1,419,399
4.250%, 09/12/21•	3,275	3,263,079

		11,039,436

Retail — 0.2%
Rite Aid Corp. 3.500%, 02/21/20	746	731,638
Wendy’s International, Inc. 3.250%, 05/15/19•	5,530	5,493,115

		6,224,753

Telecommunications — 1.7%
Crown Castle Operating Co. 3.000%, 01/31/21•	25,171	24,824,742
First Data Corp.•
3.655%, 03/23/18	1,000	979,690
3.655%, 09/24/18	250	244,533
Telesat Canada
4.273%, 03/28/17•	722	634,892
4.430%, 03/28/19•,^	3,694	3,248,666
3.500%, 03/28/19•	5,446	5,346,502
UPC Financing Partnership 3.250%, 06/30/21•	16,800	16,338,000

		51,617,025

TOTAL LOAN AGREEMENTS (Cost $177,906,874)		174,532,319

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Note
2.500%, 08/15/23	26,025	26,179,536
2.750%, 11/15/23	46,300	47,457,500

TOTAL U.S. TREASURY OBLIGATIONS (Cost $70,484,289)		73,637,036

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 7.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	10,634,471	10,634,471
T. Rowe Price Reserve Investment Fund	200,634,219	200,634,219

TOTAL SHORT-TERM INVESTMENTS (Cost $211,268,690)		211,268,690

TOTAL INVESTMENTS — 100.0% (Cost $2,499,072,294)(a)		$2,951,567,895

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
Allergan, $170.00, 01/17/15	$(440)	$(734,800)
American Tower, $110.00, 01/15/16	(311)	(74,640)
Ameriican Tower, $105.00, 01/15/16	(311)	(96,410)
Anadarko, $110.00, 01/17/15	(140)	(54,180)
Anadarko, $115.00, 01/17/15	(84)	(23,100)
Apache, $100.00, 01/17/15	(280)	(67,760)
Apache, $105.00, 01/17/15	(140)	(18,060)
Apache, $90.00, 01/17/15	(163)	(102,690)
Apache, $92.50, 1/17/15	(326)	(176,040)
Apache, $95.00, 01/17/15	(440)	(169,400)
Apache, $97.50, 01/17/15	(140)	(40,180)
Apple, $92.86, 01/17/15	(1,218)	(1,193,640)
Autozone, $570.00, 01/17/15	(6)	(1,260)
Autozone, $600.00, 01/17/15	(6)	(240)
Boeing, $135.00, 01/17/15	(203)	(1,624)
Boeing, $135.00, 01/17/15	(107)	(20,865)
Boeing, $140.00, 01/17/15	(107)	(10,700)
Boeing, $145.00, 01/17/15	(204)	(9,180)
Boeing, $155.00, 01/17/15	(203)	(4,872)
Crown Castle, $80.00, 01/17/15	(1,295)	(505,050)
CVS, $80.00, 01/17/15	(95)	(38,475)
CVS, $80.00, 01/17/15	(95)	(25,270)
CVS, $90.00, 01/15/16	(546)	(147,420)
CVS, $95.00, 01/15/16	(545)	(92,105)
Danaher Corp., $80.00, 01/17/15	(91)	(14,560)
Danaher Corp., $85.00, 01/17/15	(91)	(5,005)
Danaher Corp., $90.00, 01/17/15	(310)	(4,650)
Delphi, $70.00, 01/17/15	(53)	(2,491)
Delphi, $75.00, 01/17/15	(53)	(795)
Duke Energy, $75.00, 01/15/16	(1,030)	(401,700)
Google, $1250.00, 01/17/15	(87)	(189,660)
Google, $1260.00, 01/15/15	(58)	(117,740)
Google, $1280.00, 01/17/15	(6)	(8,820)
Google, $1300.00, 01/17/15	(58)	(65,540)
Google, $1330.00, 01/17/15	(6)	(4,080)
Google, $700.00, 01/15/16	(115)	(264,500)
Google, $700.00, 01/15/16	(76)	(193,496)
JPM, $60.00, 01/17/15	(115)	(27,370)
JPM, $65.00, 01/17/15	(924)	(52,668)
JPM, $65.00, 01/17/15	(115)	(6,555)
JPM, $67.50, 01/17/15	(924)	(28,644)
JPM, $70.00, 01/15/16	(163)	(28,362)
JPM, $70.00, 01/17/15	(924)	(10,164)
JPM, $70.00, 01/17/15	(1,854)	(20,394)
Lowe’s, $52.50, 01/17/15	(69)	(16,353)
Lowe’s, $52.50, 10/18/14	(69)	(7,383)
Lowe’s, $55.00, 01/17/15	(834)	(100,080)
Lowe’s, $55.00, 10/18/14	(69)	(759)
Lowe’s, $60.00, 01/15/16	(1,364)	(345,092)
NXP Semiconductors, $60.00, 01/17/15	(180)	(198,000)
NXP Semiconductors, $60.00, 10/18/14	(180)	(176,400)
NXP Semiconductors, $65.00, 01/17/15	(180)	(119,520)
NXP Semiconductors, $65.00, 10/18/14	(180)	(77,400)
Orly, $155.00, 01/17/15	(23)	(9,430)

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Flexibly Managed Fund

	Number of Contracts	Value†
WRITTEN OPTIONS — (continued)
Call Options — (continued)
Orly, $165.00, 01/17/15	$(23)	$(3,979)
Pepsico, $100.00, 01/15/16	(794)	(269,960)
Pepsico, $105.00, 01/15/16	(469)	(105,056)
Pepsico, $110.00, 01/15/16	(468)	(64,116)
Pfiizer, $35.00, 01/17/15	(472)	(2,832)
Pfizer, $32.00, 01/17/15	(472)	(11,800)
Philip Morris, $85.00, 03/20/15	(1,394)	(310,862)
Phillip Morris, $85.00, 01/17/15	(851)	(136,160)
Phillip Morris, $87.50, 01/17/15	(473)	(37,840)
Phillip Morris, $90.00, 01/17/15	(324)	(11,016)
Phillip Morris, $92.50, 01/17/15	(163)	(1,630)
Phillip Morris, $95.00, 01/17/15	(219)	(1,095)
Phillip Morris, $97.50, 01/17/15	(591)	(591)
Proctor & Gamble Co., $85.00, 01/17/15	(520)	(80,600)
Proctor & Gamble, Corp. $85.00, 01/17/15	(1,592)	(246,760)
Qualcom, $90.00, 01/15/16	(864)	(157,248)
Seagate, $57.50, 01/17/2015	(833)	(248,234)
State Street Corp., $70.00, 01/17/15	(104)	(53,040)
State Street Corp., $72.50, 01/17/15	(104)	(37,440)
TD Ameritrade, $32.00, 01/17/15	(3,243)	(713,460)
TD Ameritrade, $32.00, 10/18//14	(862)	(120,680)
TD Ameritrade, $32.00, 11/22/14	(1,293)	(232,740)
TD Ameritrade, $33.00, 01/17/15	(3,474)	(538,470)
Telesat Canada, $65.00, 10/18/14	(118)	(590)
Texas Instrument, $45.00, 01/17/15	(2,511)	(856,251)
Texas Instrument, $48.00, 10/18/14	(153)	(8,568)
Texas Instrument, $50.00, 01/17/15	(306)	(25,704)
Texas Instrument, $50.00, 01/17/15	(1,035)	(86,940)
Texas Instrument, $50.00, 01/18/14	(1,035)	(8,280)
Texas Instrument, $50.00, 10/18/14	(153)	(1,224)
Thermo Fisher Scientific, $135.00, 01/17/15	(55)	(6,875)
Thermo Fisher Scientific, $140.00, 01/17/15	(55)	(2,750)
Thermo Fisher Scientifiic, $150.00, 01/15/16	(215)	(94,600)
TRW Automotive Holdings Corp., $90.00, 10/18/14	(42)	(39,480)
TRW Automotive Holdings Corp., $95.00, 10/18/14	(42)	(25,200)
United Healthcare, $90.00, 01/15/16	(569)	(354,487)
United Healthcare, $95.00, 01/15/16	(569)	(261,740)
United Technologies Corp., $120 .00, 01/17/15	(594)	(10,098)
United Technologies Corp., $125.00, 01/17/15	(594)	(5,346)
United Technologies Corp., $125.00, 01/17/15	(59)	(531)
United Technologies Corp., $130.00, 01/17/15	(59)	(59)
United Technologies, $120.00, 01/15/16	(693)	(203,742)
UnitedHealth Group, $82.50, 01/17/15	(177)	(102,660)
UnitedHealth Group, $85.00, 01/17/15	(483)	(212,520)
UnitedHealth Group, $90.00, 01/17/15	(543)	(105,885)

TOTAL WRITTEN OPTIONS (Premiums $(12,629,312))		(11,904,711)

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at September 30, 2014 is $4,535,488.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2014. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $2,500,933,169. Net unrealized appreciation was $450,634,726. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $468,770,600 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $18,135,874.

ADR — American Depository Receipt.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

37

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Flexibly Managed Fund

Country Weightings as of 09/30/2014††
United States	90%
Bermuda	2
Netherlands	2
Canada	1
Cayman Islands	1
Luxembourg	1
Switzerland	1
Other	2

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

Flexibly Managed Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$100,103,322	$100,103,322	$—	$—
Agriculture	36,262,320	36,262,320	—	—
Auto Parts & Equipment	38,498,504	38,498,504	—	—
Banks	110,280,784	87,186,513	23,094,271	—
Beverages	28,438,995	28,438,995	—	—
Chemicals	13,056,769	13,056,769	—	—
Commercial Services	53,020,100	53,020,100	—	—
Computers	17,523,009	17,523,009	—	—
Cosmetics & Personal Care	17,969,097	17,969,097	—	—
Diversified Financial Services	111,999,947	111,999,947	—	—
Electric	133,922,346	133,922,346	—	—
Electronics	86,469,852	86,469,852	—	—
Food	23,625,718	23,625,718	—	—
Healthcare Products	23,815,029	23,815,029	—	—
Healthcare Services	114,017,025	114,017,025	—	—
Insurance	91,074,954	91,074,954	—	—
Internet	55,075,161	55,075,161	—	—
Machinery - Diversified	24,840,042	24,840,042	—	—
Media	54,686,356	54,686,356	—	—
Miscellaneous Manufacturing	121,224,418	121,224,418	—	—
Oil & Gas	113,246,061	113,246,061	—	—
Pharmaceuticals	189,835,287	189,835,287	—	—
Retail	129,367,599	129,367,599	—	—
Semiconductors	37,956,116	37,956,116	—	—
Software	76,881,954	76,881,954	—	—
Telecommunications	48,633,337	48,633,337	—	—
REAL ESTATE INVESTMENT TRUSTS	30,532,462	30,532,462	—	—
PREFERRED STOCKS	11,108,082	11,108,082	—	—
U.S. TREASURY OBLIGATIONS	73,637,036	—	73,637,036	—
AGENCY OBLIGATION	6,657,940	—	6,657,940	—
ASSET BACKED SECURITIES	14,384,514	—	14,384,514	—
CORPORATE BONDS	577,622,750	—	577,622,750	—
LOAN AGREEMENTS	174,532,319	—	174,532,319	—
SHORT-TERM INVESTMENTS	211,268,690	211,268,690	—	—

TOTAL INVEST- MENTS	$2,951,567,895	$2,081,639,065	$869,928,830	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(11,904,711)	$(413,178)	$(11,491,533)	$—

Total Liabilities	$(11,904,711)	$(413,178)	$(11,491,533)	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Balanced Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $22,087,108)	3,124,018	$47,641,276

AFFILIATED FIXED INCOME FUNDS — 39.8%
Penn Series Quality Bond Fund* (Cost $26,737,712)	2,402,485	31,760,851

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $295,779)	295,779	295,779

TOTAL INVESTMENTS — 100.0% (Cost $49,120,599)(a)		$79,697,906

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $52,975,489. Net unrealized appreciation was $26,722,417. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $30,577,307 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,854,890.

Penn Series Funds, Inc.

Balanced Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$47,641,276	$47,641,276	$—	$—
AFFILIATED FIXED INCOME FUNDS	31,760,851	31,760,851	—	—
SHORT-TERM INVESTMENTS	295,779	295,779	—	—

TOTAL INVESTMENTS	$79,697,906	$79,697,906	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — 97.5%
Aerospace & Defense — 2.5%
The Boeing Co.	33,100	$4,216,278
United Technologies Corp.	24,000	2,534,400

		6,750,678

Airlines — 2.1%
American Airlines Group, Inc.	105,100	3,728,948
Delta Air Lines, Inc.	16,200	585,630
United Continental Holdings, Inc.*	30,300	1,417,737

		5,732,315

Apparel — 2.2%
Hanesbrands, Inc.	16,200	1,740,528
Michael Kors Holdings Ltd.*	20,600	1,470,634
NIKE, Inc., Class B	18,800	1,676,960
Under Armour, Inc., Class A*	15,700	1,084,870

		5,972,992

Auto Manufacturers — 0.6%
Tesla Motors, Inc.*	7,000	1,698,760

Auto Parts & Equipment — 0.6%
Delphi Automotive PLC	29,200	1,791,128

Banks — 1.4%
Morgan Stanley	68,600	2,371,502
State Street Corp.	21,800	1,604,698

		3,976,200

Beverages — 0.4%
PepsiCo, Inc.	11,400	1,061,226

Biotechnology — 9.3%
Alexion Pharmaceuticals, Inc.*	20,600	3,415,892
Biogen Idec, Inc.*	17,800	5,888,418
Celgene Corp.*	32,800	3,108,784
Gilead Sciences, Inc.*	79,500	8,462,775
Incyte Corp.*	19,700	966,285
Regeneron Pharmaceuticals, Inc.*	4,100	1,478,132
Vertex Pharmaceuticals, Inc.*	18,600	2,088,966

		25,409,252

Building Materials — 0.3%
Martin Marietta Materials, Inc.	7,000	902,580

Chemicals — 2.5%
Ecolab, Inc.	24,900	2,859,267
Praxair, Inc.	3,900	503,100
The Sherwin-Williams Co.	15,500	3,394,345

		6,756,712

Commercial Services — 3.1%
MasterCard, Inc., Class A	76,400	5,647,488
Mobileye NV*	17,300	927,107
Tyco International Ltd.	42,900	1,912,053

		8,486,648

Computers — 2.2%
Apple, Inc.	42,000	4,231,500
Stratasys Ltd.*	15,600	1,884,168

		6,115,668

	Number of Shares	Value†

Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos., Inc., Class A	14,900	$1,113,328

Distribution & Wholesale — 0.4%
W.W. Grainger, Inc.	4,000	1,006,600

Diversified Financial Services — 5.1%
American Express Co.	7,500	656,550
BlackRock, Inc.	4,400	1,444,608
IntercontinentalExchange Group, Inc.	8,300	1,618,915
Invesco Ltd.	27,600	1,089,648
TD Ameritrade Holding Corp.	46,300	1,545,031
Visa, Inc., Class A	35,300	7,531,961

		13,886,713

Healthcare Products — 1.3%
IDEXX Laboratories, Inc.*	3,600	424,188
Intuitive Surgical, Inc.*	6,800	3,140,376

		3,564,564

Healthcare Services — 1.3%
Humana, Inc.	11,700	1,524,393
UnitedHealth Group, Inc.	22,900	1,975,125

		3,499,518

Internet — 22.1%
Alibaba Group Holding Ltd. ADR*	38,537	3,424,012
Amazon.com, Inc.*	33,100	10,672,764
Baidu, Inc. ADR*	22,000	4,801,060
Ctrip.com International Ltd. ADR*	34,800	1,975,248
Facebook, Inc., Class A*	64,000	5,058,560
Google, Inc., Class A*	14,300	8,414,263
Google, Inc., Class C*	14,600	8,429,456
LinkedIn Corp., Class A*	9,600	1,994,784
NAVER Corp.*	1,609	1,229,079
Netflix, Inc.*	5,600	2,526,608
Pandora Media, Inc.*	25,300	611,248
Tencent Holdings Ltd.*	69,000	1,026,820
The Priceline Group, Inc.*	7,400	8,573,492
Vipshop Holdings Ltd. ADR*	9,600	1,814,496

		60,551,890

Leisure Time — 0.2%
Harley-Davidson, Inc.	10,300	599,460

Lodging — 4.4%
Las Vegas Sands Corp.	45,600	2,836,776
MGM Resorts International*	101,990	2,323,332
Starwood Hotels & Resorts Worldwide, Inc.	16,100	1,339,681
Wynn Macau Ltd.	413,600	1,318,124
Wynn Resorts Ltd.	23,400	4,377,672

		12,195,585

Machinery — Diversified — 1.8%
Flowserve Corp.	9,400	662,888
Roper Industries, Inc.	18,500	2,706,365
Wabtec Corp.	20,500	1,661,320

		5,030,573

Media — 1.6%
The Walt Disney Co.*	38,600	3,436,558

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
Twenty-First Century Fox, Inc., Class A	27,000	$925,830

		4,362,388

Metal Fabricate/Hardware — 1.8%
Precision Castparts Corp.	20,400	4,832,352

Miscellaneous Manufacturing — 1.9%
Danaher Corp.	68,100	5,174,238

Oil & Gas — 3.7%
Concho Resources, Inc.*	10,700	1,341,673
Continental Resources, Inc.*	20,700	1,376,136
EQT Corp.	21,700	1,986,418
Pioneer Natural Resources Co.	17,600	3,466,672
Range Resources Corp.	28,897	1,959,505

		10,130,404

Pharmaceuticals — 5.0%
Allergan, Inc.	15,400	2,744,126
McKesson Corp.	29,600	5,762,232
Pharmacyclics, Inc.*	12,000	1,409,160
Valeant Pharmaceuticals International, Inc.*	28,400	3,726,080

		13,641,598

Retail — 9.9%
AutoZone, Inc.*	5,600	2,854,096
CarMax, Inc.*	44,000	2,043,800
Chipotle Mexican Grill, Inc.*	4,400	2,932,996
Costco Wholesale Corp.	13,500	1,691,820
CVS Health Corp.	36,000	2,865,240
Lowe’s Cos., Inc.	65,000	3,439,800
Ross Stores, Inc.	12,100	914,518
Starbucks Corp.	52,000	3,923,920
The Home Depot, Inc.	32,500	2,981,550
Tractor Supply Co.	39,600	2,435,796
Walgreen Co.	18,500	1,096,495

		27,180,031

Semiconductors — 0.7%
ASML Holding N.V.*	19,100	1,887,462

Software — 3.9%
Fiserv, Inc.*	17,800	1,150,503
NetSuite, Inc.*	13,300	1,190,882
Red Hat, Inc.*	27,800	1,560,970
Salesforce.com, Inc.*	60,100	3,457,553
ServiceNow, Inc.*	20,600	1,210,868
VMware, Inc., Class A*	14,300	1,341,912
Workday, Inc., Class A*	10,200	841,500

		10,754,188

Telecommunications — 3.0%
Crown Castle International Corp.	72,100	5,806,213
SoftBank Corp.	35,300	2,465,666

		8,271,879

Transportation — 1.8%
FedEx Corp.	10,600	1,711,370
J.B. Hunt Transport Services, Inc.	13,700	1,014,485

	Number of Shares	Value†

Transportation — (continued)
Kansas City Southern	17,500	$2,121,000

		4,846,855

TOTAL COMMON STOCKS (Cost $182,553,002)		267,183,785

PREFERRED STOCKS — 0.1%
Internet — 0.0%
Livingsocial, Series F, CONV*^~	15,066	6,930

Lodging — 0.1%
Airbnb, Inc. Series D*^~	9,999	407,090

TOTAL PREFERRED STOCKS (Cost $522,947)		414,020

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Diversified — 1.8%
American Tower Corp. (Cost $2,399,519)	51,700	4,840,671

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	1,721,975	1,721,975
T. Rowe Price Reserve Investment Fund	1,008	1,008

TOTAL SHORT-TERM INVESTMENTS (Cost $1,722,983)		1,722,983

TOTAL INVESTMENTS — 100.0% (Cost $187,198,451)(a)		$274,161,459

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2014 is $414,020.
^	Illiquid security. The total market value of illiquid securities at September 30, 2014 is $414,020.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $187,376,828. Net unrealized appreciation was $86,784,631. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $88,773,674 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,989,043.

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Growth Stock Fund

Country Weightings as of 09/30/2014 ††
United States	90%
China	4
Bermuda	1
Canada	1
Japan	1
Netherlands	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

Large Growth Stock Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$6,750,678	$6,750,678	$—	$—
Airlines	5,732,315	5,732,315	—	—
Apparel	5,972,992	5,972,992	—	—
Auto Manufacturers	1,698,760	1,698,760	—	—
Auto Parts & Equipment	1,791,128	1,791,128	—	—
Banks	3,976,200	3,976,200	—	—
Beverages	1,061,226	1,061,226	—	—
Biotechnology	25,409,252	25,409,252	—	—
Building Materials	902,580	902,580	—	—
Chemicals	6,756,712	6,756,712	—	—
Commercial Services	8,486,648	8,486,648	—	—
Computers	6,115,668	6,115,668	—	—
Cosmetics & Personal Care	1,113,328	1,113,328	—	—
Distribution & Wholesale	1,006,600	1,006,600	—	—
Diversified Financial Services	13,886,713	13,886,713	—	—
Healthcare Products	3,564,564	3,564,564	—	—
Healthcare Services	3,499,518	3,499,518	—	—
Internet	60,551,890	58,295,991	2,255,899	—
Leisure Time	599,460	599,460	—	—
Lodging	12,195,585	10,877,461	1,318,124	—
Machinery - Diversified	5,030,573	5,030,573	—	—
Media	4,362,388	4,362,388	—	—
Metal Fabricate/Hardware	4,832,352	4,832,352	—	—
Miscellaneous Manufacturing	5,174,238	5,174,238	—	—
Oil & Gas	10,130,404	10,130,404	—	—
Pharmaceuticals	13,641,598	13,641,598	—	—
Retail	27,180,031	27,180,031	—	—
Semiconductors	1,887,462	1,887,462	—	—
Software	10,754,188	10,754,188	—	—
Telecommunications	8,271,879	5,806,213	2,465,666	—
Transportation	4,846,855	4,846,855	—	—
REAL ESTATE INVESTMENT TRUSTS	4,840,671	4,840,671	—	—
PREFERRED STOCKS	414,020	—	—	414,020
SHORT-TERM INVESTMENTS	1,722,983	1,722,983	—	—

TOTAL INVESTMENTS	$274,161,459	$267,707,750	$6,039,689	$414,020

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2013	$9,491
Purchases	407,090
Change in Appreciation/(Depreciation)	(2,561)

Balance as of 9/30/2014	$414,020

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

$4,168,784 was transferred from Level 1 into Level 2 at 9/30/14 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 98.4%
Advertising — 0.6%
Omnicom Group, Inc.	4,592	$316,205

Aerospace & Defense — 3.1%
United Technologies Corp.	16,255	1,716,528

Apparel — 4.4%
LVMH Moet Hennessy Louis Vuitton S.A.	7,074	1,148,697
NIKE, Inc., Class B	7,444	664,005
VF Corp.	9,910	654,357

		2,467,059

Auto Parts & Equipment — 0.9%
Johnson Controls, Inc.	10,906	479,864

Beverages — 2.4%
PepsiCo, Inc.	5,000	465,450
Pernod Ricard S.A.	7,776	880,099

		1,345,549

Chemicals — 4.2%
Monsanto Co.	7,013	789,033
Praxair, Inc.	7,277	938,733
The Sherwin-Williams Co.	2,804	614,048

		2,341,814

Commercial Services — 2.7%
Equifax, Inc.	7,021	524,750
Experian PLC	18,886	300,104
MasterCard, Inc., Class A	8,924	659,662

		1,484,516

Computers — 9.0%
Accenture PLC, Class A	27,563	2,241,423
Apple, Inc.	4,799	483,499
Cognizant Technology Solutions Corp., Class A*	11,092	496,589
EMC Corp.	49,206	1,439,768
International Business Machines Corp.	1,803	342,263

		5,003,542

Cosmetics & Personal Care — 5.5%
Colgate-Palmolive Co.	26,812	1,748,679
The Procter & Gamble Co.	15,962	1,336,658

		3,085,337

Distribution & Wholesale — 1.9%
W.W. Grainger, Inc.	4,112	1,034,785

Diversified Financial Services — 7.5%
CME Group, Inc.	9,601	767,648
Franklin Resources, Inc.	22,010	1,201,966
The Charles Schwab Corp.	9,738	286,200
Visa, Inc., Class A	9,092	1,939,960

		4,195,774

Electronics — 5.5%
Amphenol Corp., Class A	4,369	436,288
Mettler-Toledo International, Inc.*	3,580	916,945
Thermo Fisher Scientific, Inc.	10,402	1,265,924
Waters Corp.*	4,816	477,362

		3,096,519

	Number of Shares	Value†

Food — 1.8%
Danone S.A.	14,851	$994,516

Healthcare Products — 2.9%
DENTSPLY International, Inc.	24,320	1,108,992
Patterson Cos., Inc.	6,028	249,740
St. Jude Medical, Inc.	4,754	285,858

		1,644,590

Household Products & Wares — 0.6%
Church & Dwight Co., Inc.	5,001	350,870

Internet — 5.7%
eBay, Inc.*	7,547	427,387
Google, Inc., Class A*	4,728	2,782,002

		3,209,389

Media — 8.4%
Discovery Communications, Inc., Class A*	9,260	350,028
Discovery Communications, Inc., Class C*	9,260	345,213
The Walt Disney Co.	15,142	1,348,092
Time Warner, Inc.	18,739	1,409,360
Twenty-First Century Fox, Inc., Class A	28,930	992,010
Viacom, Inc., Class B	3,147	242,130

		4,686,833

Metal Fabricate/Hardware — 1.0%
Precision Castparts Corp.	2,284	541,034

Mining — 0.4%
Rio Tinto PLC	4,551	222,997

Miscellaneous Manufacturing — 3.1%
Danaher Corp.	23,141	1,758,253

Oil & Gas — 0.8%
Occidental Petroleum Corp.	4,719	453,732

Oil & Gas Services — 2.5%
Schlumberger Ltd.	13,713	1,394,475

Pharmaceuticals — 9.5%
Abbott Laboratories	23,530	978,613
Allergan, Inc.	1,674	298,290
Express Scripts Holding Co.*	16,407	1,158,826
Johnson & Johnson	5,017	534,762
Mead Johnson Nutrition Co.	9,490	913,128
Zoetis, Inc.	37,899	1,400,368

		5,283,987

Retail — 5.7%
AutoZone, Inc.*	1,052	536,163
CVS Health Corp.	17,536	1,395,690
Inditex S.A.	12,790	353,053
McDonald’s Corp.	9,488	899,557

		3,184,463

Semiconductors — 4.2%
Microchip Technology, Inc.	15,262	720,824
Sensata Technologies Holding N.V.*	21,889	974,717

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	32,797	$661,844

		2,357,385

Software — 3.0%
MSCI, Inc.	4,414	207,546
Oracle Corp.	38,963	1,491,504

		1,699,050

Transportation — 1.1%
Expeditors International of Washington, Inc.	14,783	599,894

TOTAL COMMON STOCKS (Cost $47,490,337)		54,948,960

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $899,661)	899,661	899,661

TOTAL INVESTMENTS — 100.0% (Cost $48,389,998)(a)		$55,848,621

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $48,423,360. Net unrealized appreciation was $7,425,261. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,838,614 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $413,353.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Cap Growth Fund

Country Weightings as of 09/30/2014††
United States	84%
France	8
Ireland	4
Netherlands	2
Spain	1
Taiwan	1

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

Large Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Advertising	$316,205	$316,205	$—	$—
Aerospace & Defense	1,716,528	1,716,528	—	—
Apparel	2,467,059	1,318,362	1,148,697	—
Auto Parts & Equipment	479,864	479,864	—	—
Beverages	1,345,549	465,450	880,099	—
Chemicals	2,341,814	2,341,814	—	—
Commercial Services	1,484,516	1,184,412	300,104	—
Computers	5,003,542	5,003,542	—	—
Cosmetics & Personal Care	3,085,337	3,085,337	—	—
Distribution & Wholesale	1,034,785	1,034,785	—	—
Diversified Financial Services	4,195,774	4,195,774	—	—
Electronics	3,096,519	3,096,519	—	—
Food	994,516	—	994,516	—
Healthcare Products	1,644,590	1,644,590	—	—
Household Products & Wares	350,870	350,870	—	—
Internet	3,209,389	3,209,389	—	—
Media	4,686,833	4,686,833	—	—
Metal Fabricate/Hardware	541,034	541,034	—	—
Mining	222,997	—	222,997	—
Miscellaneous Manufacturing	1,758,253	1,758,253	—	—
Oil & Gas	453,732	453,732	—	—
Oil & Gas Services	1,394,475	1,394,475	—	—
Pharmaceuticals	5,283,987	5,283,987	—	—
Retail	3,184,463	2,831,410	353,053	—
Semiconductors	2,357,385	2,357,385	—	—
Software	1,699,050	1,699,050	—	—
Transportation	599,894	599,894	—	—
SHORT-TERM INVESTMENTS	899,661	899,661	—	—

TOTAL INVESTMENTS	$55,848,621	$51,949,155	$3,899,466	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

$3,496,299 was transferred from Level 1 into Level 2 at 9/30/14 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.9%
B/E Aerospace, Inc.*	13,340	$1,119,760

Airlines — 2.1%
American Airlines Group, Inc.	23,250	824,910
Delta Air Lines, Inc.	47,050	1,700,857

		2,525,767

Apparel — 3.4%
NIKE, Inc., Class B	27,880	2,486,896
Under Armour, Inc., Class A*	24,540	1,695,714

		4,182,610

Auto Parts & Equipment — 1.1%
Delphi Automotive PLC	22,490	1,379,537

Banks — 0.8%
First Republic Bank	19,880	981,674

Beverages — 3.6%
Brown-Forman Corp., Class B	11,830	1,067,303
Constellation Brands, Inc., Class A*	38,490	3,354,788

		4,422,091

Biotechnology — 9.3%
Biogen Idec, Inc.*	8,320	2,752,339
Celgene Corp.*	30,740	2,913,537
Gilead Sciences, Inc.*	23,697	2,522,546
Regeneron Pharmaceuticals, Inc.*	5,270	1,899,941
Vertex Pharmaceuticals, Inc.*	12,410	1,393,767

		11,482,130

Chemicals — 1.6%
Monsanto Co.	17,450	1,963,300

Commercial Services — 3.9%
McGraw Hill Financial, Inc.	26,590	2,245,525
United Rentals, Inc.*	13,910	1,545,401
Vantiv, Inc., Class A*	32,710	1,010,739

		4,801,665

Computers — 6.6%
Apple, Inc.	70,575	7,110,431
Western Digital Corp.	10,480	1,019,914

		8,130,345

Diversified Financial Services — 6.1%
Affiliated Managers Group, Inc.*	11,347	2,273,485
American Express Co.	17,870	1,564,340
IntercontinentalExchange Group, Inc.	5,970	1,164,448
Visa, Inc., Class A	11,870	2,532,702

		7,534,975

Electronics — 1.6%
TE Connectivity Ltd.	34,680	1,917,457

Internet — 15.1%
Alibaba Group Holding Ltd. ADR*	2,335	207,465
Amazon.com, Inc.*	10,164	3,277,280
Facebook, Inc., Class A*	59,770	4,724,221
Google, Inc., Class A*	6,110	3,595,185
Google, Inc., Class C*	5,010	2,892,574
Netflix, Inc.*	5,090	2,296,506

	Number of Shares	Value†

Internet — (continued)
The Priceline Group, Inc.*	1,400	$1,622,012

		18,615,243

Leisure Time — 1.3%
Polaris Industries, Inc.	11,070	1,658,175

Lodging — 1.3%
Las Vegas Sands Corp.	26,360	1,639,856

Machinery — Diversified — 2.6%
Cummins, Inc.	14,655	1,934,167
Wabtec Corp.	15,060	1,220,462

		3,154,629

Media — 8.5%
Comcast Corp., Class A	62,610	3,367,166
Liberty Global PLC, Series C	47,829	1,961,706
Time Warner, Inc.	32,950	2,478,170
Twenty-First Century Fox, Inc., Class A	75,790	2,598,839

		10,405,881

Metal Fabricate/Hardware — 1.1%
Precision Castparts Corp.	5,699	1,349,979

Oil & Gas — 2.1%
Antero Resources Corp.*	11,688	641,554
Pioneer Natural Resources Co.	9,840	1,938,185

		2,579,739

Oil & Gas Services — 2.9%
Halliburton Co.	38,890	2,508,794
Nabors Industries Ltd.	45,460	1,034,669

		3,543,463

Pharmaceuticals — 8.1%
AbbVie, Inc.	65,880	3,805,229
Bristol-Myers Squibb Co.	25,890	1,325,050
Cardinal Health, Inc.	13,090	980,703
Eli Lilly & Co.	23,600	1,530,460
McKesson Corp.	12,050	2,345,773

		9,987,215

Retail — 3.4%
Chipotle Mexican Grill, Inc.*	2,230	1,486,496
The TJX Cos., Inc.	44,600	2,638,982

		4,125,478

Semiconductors — 3.1%
Applied Materials, Inc.	66,450	1,435,984
Micron Technology, Inc.*	68,650	2,351,949

		3,787,933

Software — 3.9%
Adobe Systems, Inc.*	22,020	1,523,564
Salesforce.com, Inc.*	33,620	1,934,158
ServiceNow, Inc.*	23,260	1,367,223

		4,824,945

Telecommunications — 3.4%
Palo Alto Networks, Inc.*	18,050	1,770,705
SBA Communications Corp., Class A*	21,480	2,382,132

		4,152,837

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 2.0%
Canadian Pacific Railway Ltd.	9,080	$1,883,828
Old Dominion Freight Line, Inc.*	9,050	639,292

		2,523,120

TOTAL COMMON STOCKS (Cost $92,044,165)		122,789,804

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $225,622)	225,622	225,622

TOTAL INVESTMENTS — 100.0% (Cost $92,269,787)(a)		$123,015,426

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $92,432,698. Net unrealized appreciation was $30,582,728. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $32,102,852 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,520,124.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Core Growth Fund

Country Weightings as of 09/30/2014††
United States	95%
Switzerland	2
Bermuda	1
Canada	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

Large Core Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$122,789,804	$122,789,804	$—	$—
SHORT-TERM INVESTMENTS	225,622	225,622	—	—

TOTAL INVESTMENTS	$123,015,426	$123,015,426	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 96.5%
Advertising — 1.3%
Omnicom Group, Inc.	43,833	$3,018,340

Aerospace & Defense — 1.5%
Northrop Grumman Corp.	26,264	3,460,545

Agriculture — 1.3%
Philip Morris International, Inc.	33,750	2,814,750

Auto Manufacturers — 1.1%
General Motors Co.	80,991	2,586,853

Banks — 13.3%
Bank of America Corp.	280,274	4,778,672
Citigroup, Inc.	83,293	4,316,243
Fifth Third Bancorp	156,588	3,134,892
JPMorgan Chase & Co.	99,022	5,965,085
State Street Corp.	55,870	4,112,591
The PNC Financial Services Group, Inc.	40,952	3,504,672
Wells Fargo & Co.	84,510	4,383,534

		30,195,689

Beverages — 1.3%
PepsiCo, Inc.	32,214	2,998,801

Building Materials — 1.1%
Vulcan Materials Co.	42,002	2,529,780

Chemicals — 1.5%
E.I. du Pont de Nemours & Co.	46,736	3,353,775

Computers — 2.7%
Apple, Inc.	27,484	2,769,013
EMC Corp.	113,068	3,308,370

		6,077,383

Diversified Financial Services — 5.0%
Ameriprise Financial, Inc.	26,683	3,292,148
Discover Financial Services	55,822	3,594,379
FNF Group	75,021	2,081,083
Legg Mason, Inc.	47,387	2,424,319

		11,391,929

Diversified Operations — 1.3%
Eaton Corp. PLC	44,783	2,837,899

Electric — 3.1%
Calpine Corp.*	102,178	2,217,263
NextEra Energy, Inc.	27,173	2,551,001
Northeast Utilities	48,311	2,140,177

		6,908,441

Electronics — 1.2%
Honeywell International, Inc.	29,323	2,730,558

Engineering & Construction — 1.1%
ABB Ltd. ADR*	109,696	2,458,287

Food — 1.2%
Mondelez International, Inc., Class A	81,024	2,776,287

	Number of Shares	Value†

Healthcare Products — 1.4%
Covidien PLC	35,688	$3,087,369

Healthcare Services — 3.2%
HCA Holdings, Inc.*	44,701	3,152,315
UnitedHealth Group, Inc.	48,190	4,156,387

		7,308,702

Insurance — 5.4%
American International Group, Inc.	65,871	3,558,352
MetLife, Inc.	64,824	3,482,345
The Travelers Cos., Inc.	24,349	2,287,345
Unum Group	85,013	2,922,747

		12,250,789

Internet — 3.9%
AOL, Inc.*	57,823	2,599,144
Liberty Interactive Corp., Class A*	97,811	2,789,569
Symantec Corp.	145,925	3,430,697

		8,819,410

Machinery — Construction & Mining — 0.7%
Terex Corp.	51,862	1,647,656

Machinery - Diversified — 0.8%
Deere & Co.	22,590	1,852,154

Media — 3.7%
Comcast Corp., Class A	63,363	3,407,662
Liberty Global PLC, Class A*	48,868	2,078,845
Viacom, Inc., Class B	37,659	2,897,483

		8,383,990

Miscellaneous Manufacturing — 2.5%
Illinois Tool Works, Inc.	41,320	3,488,235
Ingersoll-Rand PLC	36,442	2,053,871

		5,542,106

Oil & Gas — 8.5%
Chevron Corp.	39,615	4,726,862
Cobalt International Energy, Inc.*	79,137	1,076,263
Hess Corp.	28,093	2,649,732
Marathon Oil Corp.	89,657	3,370,206
Noble Energy, Inc.	41,955	2,868,044
Royal Dutch Shell PLC ADR	38,310	2,916,540
Valero Energy Corp.	36,925	1,708,520

		19,316,167

Oil & Gas Services — 2.3%
National Oilwell Varco, Inc.	39,843	3,032,052
Schlumberger Ltd.	22,133	2,250,705

		5,282,757

Packaging and Containers — 1.4%
Sealed Air Corp.	92,972	3,242,863

Pharmaceuticals — 11.0%
Actavis PLC	10,205	2,462,263
Bristol-Myers Squibb Co.	59,688	3,054,832
Eli Lilly & Co.	63,237	4,100,920
Merck & Co., Inc.	59,193	3,508,961
Pfizer, Inc.	163,983	4,848,977

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Sanofi ADR	73,054	$4,122,437
Teva Pharmaceutical Industries Ltd. ADR	50,643	2,722,061

		24,820,451

Retail — 4.6%
AutoNation, Inc.*	31,568	1,588,186
CVS Health Corp.	36,458	2,901,692
Family Dollar Stores, Inc.	36,669	2,832,314
Lowe’s Cos., Inc.	60,325	3,192,399

		10,514,591

Software — 1.9%
Microsoft Corp.	93,723	4,344,998

Telecommunications — 5.7%
Cisco Systems, Inc.	106,640	2,684,129
Knowles Corp.*	66,677	1,766,940
Motorola Solutions, Inc.	44,659	2,826,021
Verizon Communications, Inc.	61,940	3,096,381
Vodafone Group PLC- ADR	73,837	2,428,499

		12,801,970

Transportation — 1.5%
Norfolk Southern Corp.	30,015	3,349,674

TOTAL COMMON STOCKS (Cost $183,494,840)		218,704,964

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Diversified — 1.5%
CBS Outdoor Americas, Inc.	13,656	408,861
Weyerhaeuser Co.	93,188	2,968,970

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,210,518)		3,377,831

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,502,858)	4,502,858	4,502,858

TOTAL INVESTMENTS — 100.0% (Cost $191,208,216)(a)		$226,585,653

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $191,562,647. Net unrealized appreciation was $35,023,006. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $38,368,880 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,345,874.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Cap Value Fund

Country Weightings as of 09/30/2014††
United States	88%
Ireland	5
France	3
Israel	1
Netherlands	1
Switzerland	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

Large Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$218,704,964	$218,704,964	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,377,831	3,377,831	—	—
SHORT-TERM INVESTMENTS	4,502,858	4,502,858	—	—

TOTAL INVESTMENTS	$226,585,653	$226,585,653	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 91.7%
Aerospace & Defense — 1.0%
United Technologies Corp.	18,705	$1,975,248

Agriculture — 3.9%
Altria Group, Inc.	93,525	4,296,539
Reynolds American, Inc.	52,433	3,093,547

		7,390,086

Banks — 12.4%
Bank of America Corp.	323,663	5,518,454
Citigroup, Inc.	118,347	6,132,741
JPMorgan Chase & Co.	82,828	4,989,559
Regions Financial Corp.	216,073	2,169,373
SunTrust Banks, Inc.	52,025	1,978,511
The PNC Financial Services Group, Inc.	34,013	2,910,833
Wells Fargo & Co.	2,892	150,008

		23,849,479

Biotechnology — 0.9%
Gilead Sciences, Inc.*	16,911	1,800,176

Chemicals — 2.5%
LyondellBasell Industries N.V., Class A	17,141	1,862,541
Syngenta AG ADR	46,998	2,978,263

		4,840,804

Diversified Financial Services — 4.0%
Affiliated Managers Group, Inc.*	11,304	2,264,869
American Express Co.	5,929	519,025
Discover Financial Services	38,109	2,453,839
Invesco Ltd.	59,296	2,341,006

		7,578,739

Electric — 4.1%
NextEra Energy, Inc.	50,859	4,774,643
PG&E Corp.	68,804	3,098,932

		7,873,575

Electrical Components & Equipment — 1.3%
Emerson Electric Co.	41,084	2,571,037

Electronics — 2.7%
Honeywell International, Inc.	18,990	1,768,349
Thermo Fisher Scientific, Inc.	28,705	3,493,398

		5,261,747

Food — 2.5%
Nestle SA ADR	23,996	1,766,825
The Kroger Co.	58,781	3,056,612

		4,823,437

Forest Products & Paper — 1.3%
International Paper Co.	50,528	2,412,207

Gas — 1.8%
Sempra Energy	32,611	3,436,547

Healthcare Products — 1.9%
Covidien PLC	18,358	1,588,151
Stryker Corp.	25,335	2,045,801

		3,633,952

	Number of Shares	Value†

Insurance — 4.4%
ACE Ltd.	24,871	$2,608,222
MetLife, Inc.	66,116	3,551,752
XL Group PLC	66,172	2,194,925

		8,354,899

Internet — 1.5%
Google, Inc., Class C*	4,826	2,786,339

Machinery — Construction & Mining — 1.9%
Caterpillar, Inc.	37,144	3,678,370

Media — 2.2%
Comcast Corp., Class A	46,171	2,483,077
The Walt Disney Co.	18,442	1,641,891

		4,124,968

Oil & Gas — 15.1%
Anadarko Petroleum Corp.	22,742	2,306,948
Chevron Corp.	43,311	5,167,869
ConocoPhillips	52,527	4,019,366
Devon Energy Corp.	49,701	3,388,614
Exxon Mobil Corp.	53,550	5,036,377
Occidental Petroleum Corp.	74,548	7,167,790
Phillips 66	23,263	1,891,515

		28,978,479

Pharmaceuticals — 8.9%
Eli Lilly & Co.	81,182	5,264,653
Merck & Co., Inc.	95,104	5,637,765
Roche Holding Ltd. AG ADR	95,488	3,532,101
Sanofi ADR	47,108	2,658,304

		17,092,823

Retail — 5.2%
CVS Health Corp.	50,091	3,986,743
The Home Depot, Inc.	36,453	3,344,198
The TJX Cos., Inc.	45,782	2,708,921

		10,039,862

Semiconductors — 1.4%
QUALCOMM, Inc.	36,205	2,707,048

Software — 2.2%
Microsoft Corp.	90,682	4,204,018

Telecommunications — 5.4%
Corning, Inc.	142,453	2,755,041
Telefonaktiebolaget LM Ericsson ADR	227,340	2,862,211
Verizon Communications, Inc.	96,846	4,841,331

		10,458,583

Transportation — 3.2%
C.H. Robinson Worldwide, Inc.	62,098	4,118,339
CSX Corp.	65,898	2,112,690

		6,231,029

TOTAL COMMON STOCKS (Cost $140,865,787)		176,103,452

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 5.4%
Apartments — 1.1%
Equity Residential	33,665	$2,073,091

Regional Malls — 2.4%
Simon Property Group, Inc.	28,091	4,618,722

Storage & Warehousing — 1.9%
Public Storage	22,375	3,710,670

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,014,710)		10,402,483

SHORT-TERM INVESTMENTS — 2.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $5,631,745)	5,631,745	5,631,745

TOTAL INVESTMENTS — 100.0% (Cost $156,512,242)(a)		$192,137,680

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $156,717,924. Net unrealized appreciation was $35,419,756. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $37,017,751 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,597,995.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Large Core Value Fund

Country Weightings as of 09/30/2014††
United States	89%
Switzerland	6
Bermuda	1
France	1
Ireland	1
Netherlands	1
Sweden	1

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

Large Core Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$176,103,452	$176,103,452	$—	$—
REAL ESTATE INVESTMENT TRUSTS	10,402,483	10,402,483	—	—
SHORT-TERM INVESTMENTS	5,631,745	5,631,745	—	—

TOTAL INVESTMENTS	$192,137,680	$192,137,680	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — 96.1%
Advertising — 0.1%
Omnicom Group, Inc.	6,067	$417,773
The Interpublic Group of Cos., Inc.	10,134	185,655

		603,428

Aerospace & Defense — 1.9%
General Dynamics Corp.	7,497	952,794
L-3 Communications Holdings, Inc.	2,100	249,732
Lockheed Martin Corp.	6,337	1,158,288
Northrop Grumman Corp.	4,892	644,570
Raytheon Co.	7,476	759,711
Rockwell Collins, Inc.	3,245	254,732
The Boeing Co.	16,021	2,040,755
United Technologies Corp.	20,142	2,126,995

		8,187,577

Agriculture — 1.6%
Altria Group, Inc.	47,278	2,171,952
Archer-Daniels-Midland Co.	15,399	786,889
Lorillard, Inc.	8,509	509,774
Philip Morris International, Inc.	36,988	3,084,799
Reynolds American, Inc.	7,602	448,518

		7,001,932

Airlines — 0.3%
Delta Air Lines, Inc.	20,400	737,460
Southwest Airlines Co.	16,417	554,402

		1,291,862

Apparel — 0.7%
Coach, Inc.	6,277	223,524
Michael Kors Holdings Ltd.	4,900	349,811
NIKE, Inc., Class B	16,746	1,493,743
Ralph Lauren Corp.	1,428	235,235
Under Armour, Inc., Class A*	3,900	269,490
VF Corp.	8,432	556,765

		3,128,568

Auto Manufacturers — 0.7%
Ford Motor Co.	91,567	1,354,276
General Motors Co.	31,400	1,002,916
PACCAR, Inc.	8,544	485,940

		2,843,132

Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	5,400	284,094
Delphi Automotive PLC	6,600	404,844
Johnson Controls, Inc.	15,711	691,284
The Goodyear Tire & Rubber Co.	5,606	126,611

		1,506,833

Banks — 7.4%
Bank of America Corp.	250,835	4,276,737
BB&T Corp.	17,099	636,254
Capital One Financial Corp.	13,541	1,105,216
Citigroup, Inc.	71,881	3,724,873
Comerica, Inc.	4,344	216,592
Fifth Third Bancorp	19,446	389,309
Huntington Bancshares, Inc.	19,965	194,259
JPMorgan Chase & Co.	89,264	5,377,263
KeyCorp	21,599	287,915
M&T Bank Corp.	3,108	383,185

	Number of Shares	Value†

Banks — (continued)
Morgan Stanley	36,463	$1,260,526
Northern Trust Corp.	5,247	356,953
Regions Financial Corp.	32,894	330,256
State Street Corp.	9,947	732,199
SunTrust Banks, Inc.	12,888	490,131
The Bank of New York Mellon Corp.	27,280	1,056,554
The Goldman Sachs Group, Inc.	9,643	1,770,166
The PNC Financial Services Group, Inc.	12,883	1,102,527
U.S. Bancorp	43,156	1,805,216
Wells Fargo & Co.	113,137	5,868,416
Zions Bancorporation	4,804	139,604

		31,504,151

Beverages — 2.2%
Brown-Forman Corp., Class B	3,793	342,204
Coca-Cola Enterprises, Inc.	5,428	240,786
Constellation Brands, Inc., Class A*	3,923	341,929
Dr. Pepper Snapple Group, Inc.	4,500	289,395
Keurig Green Mountain, Inc.	2,800	364,364
Molson Coors Brewing Co., Class B	3,938	293,145
Monster Beverage Corp.*	3,100	284,177
PepsiCo, Inc.	35,761	3,328,992
The Coca-Cola Co.	94,070	4,013,026

		9,498,018

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.*	4,700	779,354
Amgen, Inc.	18,145	2,548,647
Biogen Idec, Inc.*	5,633	1,863,453
Celgene Corp.*	19,056	1,806,127
Gilead Sciences, Inc.*	35,998	3,831,987
Regeneron Pharmaceuticals, Inc.*	1,800	648,936
Vertex Pharmaceuticals, Inc.*	5,500	617,705

		12,096,209

Building Materials — 0.1%
Martin Marietta Materials, Inc.	1,500	193,410
Masco Corp.	9,077	217,122
Vulcan Materials Co.	3,041	183,159

		593,691

Chemicals — 2.5%
Air Products & Chemicals, Inc.	4,521	588,544
Airgas, Inc.	1,600	177,040
CF Industries Holdings, Inc.	1,200	335,064
E.I. du Pont de Nemours & Co.	21,723	1,558,843
Eastman Chemical Co.	3,682	297,837
Ecolab, Inc.	6,533	750,184
FMC Corp.	3,100	177,289
International Flavors & Fragrances, Inc.	1,875	179,775
LyondellBasell Industries N.V., Class A	9,900	1,075,734
Monsanto Co.	12,437	1,399,287
PPG Industries, Inc.	3,310	651,209
Praxair, Inc.	6,926	893,454
Sigma-Aldrich Corp.	2,722	370,219
The Dow Chemical Co.	26,779	1,404,291
The Mosaic Co.	7,600	337,516

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
The Sherwin-Williams Co.	2,034	$445,426

		10,641,712

Coal — 0.1%
CONSOL Energy, Inc.	5,776	218,679

Commercial Services — 1.6%
Allegion PLC	2,266	107,952
Alliance Data Systems Corp.*	1,200	297,924
Automatic Data Processing, Inc.	11,443	950,684
CDK Global, Inc.*	191	5,853
Cintas Corp.	2,455	173,298
Equifax, Inc.	3,034	226,761
H&R Block, Inc.	6,666	206,713
Iron Mountain, Inc.	4,381	143,040
MasterCard, Inc., Class A	23,300	1,722,336
McGraw Hill Financial, Inc.	6,486	547,743
Moody’s Corp.	4,473	422,699
Paychex, Inc.	7,775	343,655
Pentair PLC	4,519	295,949
Quanta Services, Inc.*	4,900	177,821
Robert Half International, Inc.	3,207	157,143
The ADT Corp.	4,134	146,592
The Western Union Co.	12,378	198,543
Total System Services, Inc.	4,377	135,512
Tyco International Ltd.	10,800	481,356
United Rentals, Inc.*	2,300	255,530

		6,997,104

Computers — 6.0%
Accenture PLC, Class A	15,000	1,219,800
Apple, Inc.	142,182	14,324,837
Cognizant Technology Solutions Corp., Class A*	14,504	649,344
Computer Sciences Corp.	3,357	205,281
EMC Corp.	48,248	1,411,736
Hewlett-Packard Co.	44,683	1,584,906
International Business Machines Corp.	22,058	4,187,270
NetApp, Inc.	7,421	318,806
SanDisk Corp.	5,397	528,636
Seagate Technology PLC	7,700	440,979
Teradata Corp.*	3,516	147,391
Western Digital Corp.	4,900	476,868

		25,495,854

Cosmetics & Personal Care — 1.7%
Avon Products, Inc.	10,950	137,970
Colgate-Palmolive Co.	20,670	1,348,097
The Estee Lauder Cos., Inc., Class A	5,374	401,545
The Procter & Gamble Co.	64,294	5,383,980

		7,271,592

Distribution & Wholesale — 0.3%
Fastenal Co.	6,700	300,830
Fossil Group, Inc.*	1,200	112,680
Genuine Parts Co.	3,805	333,736
W.W. Grainger, Inc.	1,472	370,429

		1,117,675

	Number of Shares	Value†

Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.*	1,300	$260,468
American Express Co.	21,280	1,862,851
Ameriprise Financial, Inc.	4,446	548,547
BlackRock, Inc.	2,999	984,632
CME Group, Inc.	7,560	604,460
Discover Financial Services	10,978	706,873
E*TRADE Financial Corp.*	6,481	146,406
Franklin Resources, Inc.	9,556	521,853
IntercontinentalExchange Group, Inc.	2,770	540,289
Invesco Ltd.	10,367	409,289
Legg Mason, Inc.	2,261	115,673
Navient Corp.	10,434	184,786
T. Rowe Price Group, Inc.	6,281	492,430
The Charles Schwab Corp.	27,669	813,192
The NASDAQ OMX Group, Inc.	3,100	131,502
Visa, Inc., Class A	11,764	2,510,085

		10,833,336

Diversified Operations — 0.2%
Eaton Corp. PLC	11,306	716,461
Leucadia National Corp.	7,260	173,079

		889,540

Electric — 2.6%
AES Corp.	14,444	204,816
Ameren Corp.	5,798	222,237
American Electric Power Co., Inc.	11,757	613,833
CMS Energy Corp.	6,707	198,930
Consolidated Edison, Inc.	7,234	409,879
Dominion Resources, Inc.	13,909	960,973
DTE Energy Co.	4,092	311,319
Duke Energy Corp.	16,859	1,260,547
Edison International	7,674	429,130
Entergy Corp.	4,447	343,887
Exelon Corp.	20,310	692,368
FirstEnergy Corp.	9,956	334,223
Integrys Energy Group, Inc.	1,995	129,316
NextEra Energy, Inc.	10,285	965,556
Northeast Utilities	7,517	333,003
NRG Energy, Inc.	7,800	237,744
Pepco Holdings, Inc.	5,540	148,250
PG&E Corp.	10,650	479,676
Pinnacle West Capital Corp.	2,569	140,370
PPL Corp.	15,098	495,818
Public Service Enterprise Group, Inc.	12,349	459,877
SCANA Corp.	3,400	168,674
TECO Energy, Inc.	4,523	78,610
The Southern Co.	21,111	921,495
Wisconsin Energy Corp.	5,200	223,600
Xcel Energy, Inc.	11,630	353,552

		11,117,683

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	5,800	291,218
Emerson Electric Co.	16,876	1,056,100

		1,347,318

Electronics — 1.2%
Agilent Technologies, Inc.	7,845	447,008

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Amphenol Corp., Class A	3,700	$369,482
FLIR Systems, Inc.	3,600	112,824
Garmin Ltd.	2,800	145,572
Honeywell International, Inc.	18,708	1,742,089
Jabil Circuit, Inc.	4,292	86,570
PerkinElmer, Inc.	2,516	109,698
TE Connectivity Ltd.	9,600	530,784
Thermo Fisher Scientific, Inc.	9,482	1,153,959
Waters Corp.*	2,158	213,901

		4,911,887

Engineering & Construction — 0.1%
Fluor Corp.	3,870	258,477
Jacobs Engineering Group, Inc.*	2,983	145,630

		404,107

Environmental Control — 0.2%
Republic Services, Inc.	6,314	246,372
Stericycle, Inc.*	2,000	233,120
Waste Management, Inc.	10,500	499,065

		978,557

Food — 1.6%
Campbell Soup Co.	4,516	192,969
ConAgra Foods, Inc.	9,902	327,162
General Mills, Inc.	14,510	732,030
Hormel Foods Corp.	3,500	179,865
Kellogg Co.	6,066	373,666
Kraft Foods Group, Inc.	14,254	803,926
McCormick & Co., Inc.	3,208	214,615
Mondelez International, Inc., Class A	39,863	1,365,906
Safeway, Inc.	5,317	182,373
Sysco Corp.	14,252	540,863
The Hershey Co.	3,487	332,764
The J.M. Smucker Co.	2,534	250,841
The Kroger Co.	11,945	621,140
Tyson Foods, Inc., Class A	6,649	261,771
Whole Foods Market, Inc.	8,986	342,456

		6,722,347

Forest Products & Paper — 0.2%
International Paper Co.	10,467	499,695
MeadWestvaco Corp.	3,999	163,719

		663,414

Gas — 0.3%
AGL Resources, Inc.	2,600	133,484
CenterPoint Energy, Inc.	10,322	252,579
NiSource, Inc.	7,865	322,308
Sempra Energy	5,398	568,841

		1,277,212

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	160,794
Stanley Black & Decker, Inc.	3,640	323,196

		483,990

Healthcare Products — 1.7%
Baxter International, Inc.	12,875	924,039
Becton Dickinson & Co.	4,675	532,062
Boston Scientific Corp.*	31,948	377,306

	Number of Shares	Value†

Healthcare Products — (continued)
C.R. Bard, Inc.	1,842	$262,872
CareFusion Corp.*	4,641	210,005
Covidien PLC	10,900	942,959
DENTSPLY International, Inc.	3,200	145,920
Edwards Lifesciences Corp.*	2,500	255,375
Hospira, Inc.*	3,912	203,541
Intuitive Surgical, Inc.*	807	372,688
Medtronic, Inc.	23,373	1,447,957
Patterson Cos., Inc.	1,974	81,783
St. Jude Medical, Inc.	6,830	410,688
Stryker Corp.	6,981	563,716
Varian Medical Systems, Inc.*	2,357	188,843
Zimmer Holdings, Inc.	4,029	405,116

		7,324,870

Healthcare Services — 1.3%
Aetna, Inc.	8,493	687,933
Cigna Corp.	6,294	570,803
DaVita HealthCare Partners, Inc.*	4,298	314,355
Humana, Inc.	3,710	483,376
Laboratory Corp. of America Holdings*	1,977	201,160
Quest Diagnostics, Inc.	3,387	205,523
Tenet Healthcare Corp.*	2,343	139,151
UnitedHealth Group, Inc.	23,241	2,004,536
Universal Health Services, Inc., Class B	2,200	229,900
WellPoint, Inc.	6,495	776,932

		5,613,669

Home Builders — 0.1%
D.R. Horton, Inc.	6,376	130,836
Lennar Corp., Class A	4,036	156,718
PulteGroup, Inc.	8,034	141,880

		429,434

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,738	170,393
Whirlpool Corp.	1,769	257,655

		428,048

Household Products & Wares — 0.3%
Avery Dennison Corp.	2,183	97,471
Kimberly-Clark Corp.	8,987	966,731
The Clorox Co.	2,997	287,832

		1,352,034

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,317	217,368

Insurance — 4.1%
ACE Ltd.	8,100	849,447
Aflac, Inc.	10,700	623,275
American International Group, Inc.	33,785	1,825,066
Aon PLC	6,844	600,013
Assurant, Inc.	1,673	107,574
Berkshire Hathaway, Inc., Class B*	43,450	6,002,183
Cincinnati Financial Corp.	3,692	173,709
Genworth Financial, Inc., Class A*	11,369	148,934
Lincoln National Corp.	6,173	330,749
Loews Corp.	7,125	296,828
Marsh & McLennan Cos., Inc.	13,109	686,125

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
MetLife, Inc.	26,885	$1,444,262
Principal Financial Group, Inc.	6,465	339,219
Prudential Financial, Inc.	11,030	969,978
The Allstate Corp.	10,276	630,638
The Chubb Corp.	5,651	514,693
The Hartford Financial Services Group, Inc.	10,557	393,248
The Progressive Corp.	12,956	327,528
The Travelers Cos., Inc.	7,931	745,038
Torchmark Corp.	3,352	175,544
Unum Group	6,076	208,893
XL Group PLC	6,549	217,230

		17,610,174

Internet — 4.7%
Amazon.com, Inc.*	8,975	2,893,899
eBay, Inc.*	26,728	1,513,607
Expedia, Inc.	2,494	218,524
F5 Networks, Inc.*	1,800	213,732
Facebook, Inc., Class A*	46,500	3,675,360
Google, Inc., Class A*	6,725	3,957,057
Google, Inc., Class C*	6,725	3,882,746
Netflix, Inc.*	1,400	631,652
Symantec Corp.	16,638	391,159
The Priceline Group, Inc.*	1,227	1,421,578
TripAdvisor, Inc.*	2,594	237,143
VeriSign, Inc.*	3,009	165,856
Yahoo!, Inc.*	21,817	889,043

		20,091,356

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	2,278	84,514
Nucor Corp.	7,735	419,856

		504,370

Leisure Time — 0.2%
Carnival Corp.	10,345	415,559
Harley-Davidson, Inc.	5,228	304,269

		719,828

Lodging — 0.3%
Marriott International, Inc., Class A	5,185	362,431
Starwood Hotels & Resorts Worldwide, Inc.	4,452	370,451
Wyndham Worldwide Corp.	3,160	256,782
Wynn Resorts Ltd.	1,930	361,064

		1,350,728

Machinery — Construction & Mining — 0.4%
Caterpillar, Inc.	14,828	1,468,417
Joy Global, Inc.	2,300	125,442

		1,593,859

Machinery — Diversified — 0.5%
Cummins, Inc.	3,974	524,489
Deere & Co.	8,732	715,937
Flowserve Corp.	3,300	232,716
Rockwell Automation, Inc.	3,271	359,417
Roper Industries, Inc.	2,400	351,096
Xylem, Inc.	4,154	147,425

		2,331,080

	Number of Shares	Value†

Media — 3.4%
Cablevision Systems Corp., Class A	5,000	$87,550
CBS Corp., Class B	11,354	607,439
Comcast Corp., Class A	61,334	3,298,543
DIRECTV*	11,919	1,031,232
Discovery Communications, Inc., Class A*	3,500	132,300
Discovery Communications, Inc., Class C*	6,500	242,320
Gannett Co., Inc.	5,374	159,447
News Corp., Class A*	12,215	199,715
Nielsen Holdings NV	6,700	297,011
Scripps Networks Interactive, Inc., Class A	2,556	199,598
The Walt Disney Co.	37,576	3,345,391
Time Warner Cable, Inc.	6,696	960,809
Time Warner, Inc.	20,404	1,534,585
Twenty-First Century Fox, Inc., Class A	44,560	1,527,962
Viacom, Inc., Class B	9,281	714,080

		14,337,982

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	3,425	811,314

Mining — 0.4%
Alcoa, Inc.	25,948	417,503
Freeport-McMoRan Copper & Gold, Inc.	24,496	799,795
Newmont Mining Corp.	12,383	285,428

		1,502,726

Miscellaneous Manufacturing — 2.8%
3M Co.	15,480	2,193,206
Danaher Corp.	14,368	1,091,681
Dover Corp.	4,105	329,755
General Electric Co.	238,125	6,100,762
Illinois Tool Works, Inc.	8,619	727,616
Ingersoll-Rand PLC	5,900	332,524
Leggett & Platt, Inc.	3,354	117,122
Pall Corp.	2,645	221,387
Parker Hannifin Corp.	3,581	408,771
Textron, Inc.	6,876	247,467

		11,770,291

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	4,261	106,482
Xerox Corp.	25,455	336,770

		443,252

Oil & Gas — 7.2%
Anadarko Petroleum Corp.	11,959	1,213,121
Apache Corp.	9,223	865,763
Cabot Oil & Gas Corp.	10,088	329,777
Chesapeake Energy Corp.	12,410	285,306
Chevron Corp.	45,070	5,377,752
Cimarex Energy Co.	2,100	265,713
ConocoPhillips	29,280	2,240,506
Denbury Resources, Inc.	8,500	127,755
Devon Energy Corp.	9,229	629,233
Diamond Offshore Drilling, Inc.	1,600	54,832
Ensco PLC ADR,Class A	5,800	239,598
EOG Resources, Inc.	13,116	1,298,746
EQT Corp.	3,600	329,544
Exxon Mobil Corp.	101,265	9,523,973

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Helmerich & Payne, Inc.	2,700	$264,249
Hess Corp.	6,297	593,933
Marathon Oil Corp.	15,951	599,598
Marathon Petroleum Corp.	6,825	577,873
Murphy Oil Corp.	3,917	222,916
Newfield Exploration Co.*	2,900	107,503
Noble Energy, Inc.	8,538	583,658
Occidental Petroleum Corp.	18,658	1,793,967
Phillips 66	13,140	1,068,413
Pioneer Natural Resources Co.	3,400	669,698
QEP Resources, Inc.	3,690	113,578
Range Resources Corp.	3,923	266,019
Southwestern Energy Co.*	8,490	296,726
Tesoro Corp.	3,094	188,672
Valero Energy Corp.	12,840	594,107

		30,722,529

Oil & Gas Services — 1.7%
Baker Hughes, Inc.	10,528	684,952
Cameron International Corp.*	5,070	336,547
FMC Technologies, Inc.*	5,700	309,567
Halliburton Co.	20,269	1,307,553
Nabors Industries Ltd.	5,908	134,466
National Oilwell Varco, Inc.	10,123	770,360
Noble Corp. PLC	6,400	142,208
Schlumberger Ltd.	30,959	3,148,221
Transocean Ltd.	8,300	265,351

		7,099,225

Packaging and Containers — 0.1%
Ball Corp.	3,226	204,109
Bemis Co., Inc.	2,549	96,913
Owens-Illinois, Inc.*	4,000	104,200
Sealed Air Corp.	5,033	175,551

		580,773

Pharmaceuticals — 7.3%
Abbott Laboratories	35,896	1,492,915
AbbVie, Inc.	37,996	2,194,649
Actavis PLC*	6,293	1,518,375
Allergan, Inc.	7,116	1,268,000
AmerisourceBergen Corp.	5,000	386,500
Bristol-Myers Squibb Co.	39,597	2,026,574
Cardinal Health, Inc.	8,182	612,995
Eli Lilly & Co.	23,254	1,508,022
Express Scripts Holding Co.*	17,764	1,254,671
Johnson & Johnson	66,941	7,135,241
Mallinckrodt PLC*	2,700	243,405
McKesson Corp.	5,525	1,075,552
Mead Johnson Nutrition Co.	4,768	458,777
Merck & Co., Inc.	68,713	4,073,307
Mylan, Inc.*	9,056	411,957
Perrigo Co. PLC	3,100	465,589
Pfizer, Inc.	150,405	4,447,476
Zoetis, Inc.	12,107	447,354

		31,021,359

Pipelines — 0.6%
Kinder Morgan, Inc.	15,436	591,816

	Number of Shares	Value†

Pipelines — (continued)
ONEOK, Inc.	4,800	$314,640
Spectra Energy Corp.	15,784	619,680
The Williams Cos., Inc.	16,034	887,482

		2,413,618

Real Estate — 0.0%
CBRE Group, Inc., Class A*	6,401	190,366

Retail — 5.8%
AutoNation, Inc.*	1,719	86,483
AutoZone, Inc.*	741	377,658
Bed Bath & Beyond, Inc.*	5,066	333,495
Best Buy Co., Inc.	6,468	217,260
CarMax, Inc.*	5,300	246,185
Chipotle Mexican Grill, Inc.*	700	466,613
Costco Wholesale Corp.	10,377	1,300,446
CVS Health Corp.	27,467	2,186,098
Darden Restaurants, Inc.	2,940	151,292
Dollar General Corp.*	7,000	427,770
Dollar Tree, Inc.*	4,900	274,743
Family Dollar Stores, Inc.	2,233	172,477
GameStop Corp., Class A	2,664	109,757
Kohl’s Corp.	4,501	274,696
L Brands, Inc.	6,060	405,899
Lowe’s Cos., Inc.	23,340	1,235,153
Macy’s, Inc.	8,227	478,647
McDonald’s Corp.	23,278	2,206,987
Nordstrom, Inc.	3,337	228,151
O’Reilly Automotive, Inc.*	2,500	375,900
PetSmart, Inc.	2,600	182,234
PVH Corp.	1,900	230,185
Ross Stores, Inc.	5,200	393,016
Staples, Inc.	15,637	189,208
Starbucks Corp.	17,844	1,346,508
Target Corp.	15,132	948,474
The Gap, Inc.	6,182	257,727
The Home Depot, Inc.	32,104	2,945,221
The TJX Cos., Inc.	16,518	977,370
Tiffany & Co.	2,764	266,201
Tractor Supply Co.	3,300	202,983
Urban Outfitters, Inc.*	2,500	91,750
Wal-Mart Stores, Inc.	37,647	2,878,866
Walgreen Co.	20,779	1,231,571
Yum! Brands, Inc.	10,669	767,955

		24,464,979

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	109,418
People’s United Financial, Inc.	7,700	111,419

		220,837

Semiconductors — 3.1%
Altera Corp.	7,265	259,942
Analog Devices, Inc.	7,676	379,885
Applied Materials, Inc.	29,321	633,627
Avago Technologies Ltd.	6,000	522,000
Broadcom Corp., Class A	12,908	521,741
First Solar, Inc.*	1,800	118,458

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Intel Corp.	117,375	$4,086,998
KLA-Tencor Corp.	4,127	325,125
Lam Research Corp.	3,859	288,267
Linear Technology Corp.	5,541	245,965
Microchip Technology, Inc.	5,018	237,000
Micron Technology, Inc.*	24,886	852,595
NVIDIA Corp.	11,754	216,861
QUALCOMM, Inc.	39,699	2,968,294
Texas Instruments, Inc.	25,593	1,220,530
Xilinx, Inc.	6,364	269,516

		13,146,804

Software — 4.0%
Adobe Systems, Inc.*	11,005	761,436
Akamai Technologies, Inc.*	4,160	248,768
Autodesk, Inc.*	5,681	313,023
CA, Inc.	7,639	213,433
Cerner Corp.*	7,000	416,990
Citrix Systems, Inc.*	3,791	270,450
Electronic Arts, Inc.*	7,730	275,265
Fidelity National Information Services, Inc.	7,059	397,422
Fiserv, Inc.*	5,814	375,788
Intuit, Inc.	6,892	604,084
Microsoft Corp.	195,615	9,068,711
Oracle Corp.	77,517	2,967,351
Red Hat, Inc.*	4,600	258,290
Salesforce.com, Inc.*	13,200	759,396
The Dun & Bradstreet Corp.	900	105,723

		17,036,130

Telecommunications — 3.6%
AT&T, Inc.	123,043	4,336,035
CenturyLink, Inc.	13,926	569,434
Cisco Systems, Inc.	120,880	3,042,549
Corning, Inc.	31,115	601,764
Crown Castle International Corp.	8,000	644,240
Frontier Communications Corp.	21,472	139,783
Harris Corp.	2,600	172,640
Juniper Networks, Inc.	9,171	203,138
Motorola Solutions, Inc.	5,246	331,967
Verizon Communications, Inc.	98,876	4,942,811
Windstream Holdings, Inc.	13,351	143,924

		15,128,285

Textiles — 0.0%
Mohawk Industries, Inc.*	1,500	202,230

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,612	143,647
Mattel, Inc.	8,281	253,813

		397,460

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	3,739	247,971
CSX Corp.	24,066	771,556
Expeditors International of Washington, Inc.	4,973	201,804
FedEx Corp.	6,366	1,027,791
Kansas City Southern	2,700	327,240
Norfolk Southern Corp.	7,252	809,323

	Number of Shares	Value†

Transportation — (continued)
Ryder System, Inc.	1,125	$101,216
Union Pacific Corp.	21,220	2,300,672
United Parcel Service, Inc., Class B	16,774	1,648,717

		7,436,290

TOTAL COMMON STOCKS (Cost $242,852,742)		408,120,676

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Apartments — 0.3%
Apartment Investment & Management Co., Class A	3,662	116,525
AvalonBay Communities, Inc.	2,892	407,685
Equity Residential	8,592	529,096
Essex Property Trust, Inc.	1,500	268,125

		1,321,431

Diversified — 0.5%
American Tower Corp.	9,559	895,009
Plum Creek Timber Co., Inc.	4,047	157,874
Vornado Realty Trust	4,087	408,537
Weyerhaeuser Co.	12,626	402,264

		1,863,684

Healthcare — 0.3%
HCP, Inc.	10,840	430,457
Health Care REIT, Inc.	7,100	442,827
Ventas, Inc.	6,853	424,543

		1,297,827

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	17,676	377,029

Industrial — 0.1%
Prologis, Inc.	11,899	448,592

Office Property — 0.1%
Boston Properties, Inc.	3,742	433,174

Regional Malls — 0.4%
General Growth Properties, Inc.	14,900	350,895
Simon Property Group, Inc.	7,328	1,204,870
The Macerich Co.	3,400	217,022

		1,772,787

Storage & Warehousing — 0.1%
Public Storage	3,516	583,093

Strip Centers — 0.1%
Kimco Realty Corp.	9,564	209,547

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,175,748)		8,307,164

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U S Treasury Bills
0.010%, 11/06/14	$175	174,996
0.015%, 11/06/14	200	199,996

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Index 500 Fund

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
U.S. Treasury Bills 0.010%, 10/09/14	$185	$184,999

TOTAL U.S. TREASURY OBLIGATIONS (Cost $559,995)		559,991

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $7,509,842)	7,509,842	7,509,842

TOTAL INVESTMENTS — 100.0% (Cost $257,098,327)(a)		$424,497,673

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $266,151,374. Net unrealized appreciation was $158,346,299. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $175,034,294 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,687,995.
ADR —	American Depository Receipt.
PLC —	Public Limited Company.
REIT —	Real Estate Investment Trust.

Penn Series Funds, Inc.

Index 500 Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$408,120,676	$408,120,676	$—	$—
REAL ESTATE INVESTMENT TRUSTS	8,307,164	8,307,164	—	—
U.S. TREA- SURY OBLIGA- TIONS	559,991	—	559,991	—
SHORT-TERM INVEST- MENTS	7,509,842	7,509,842	—	—

TOTAL INVEST- MENTS	$424,497,673	$423,937,682	$559,991	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 98.5%
Apparel — 2.6%
Burberry Group PLC	57,729	$1,414,096
Carter’s, Inc.	24,453	1,895,597

		3,309,693

Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	26,188	746,096

Banks — 7.3%
First Republic Bank	48,000	2,370,240
Northern Trust Corp.	49,600	3,374,288
Signature Bank*	21,959	2,460,726
UMB Financial Corp.	16,800	916,440

		9,121,694

Beverages — 1.1%
Brown-Forman Corp., Class B	15,100	1,362,322

Biotechnology — 1.5%
Alkermes PLC*	27,856	1,194,187
Incyte Corp.*	13,573	665,755

		1,859,942

Building Materials — 1.9%
Fortune Brands Home & Security, Inc.	58,942	2,423,106

Chemicals — 0.7%
The Valspar Corp.	11,522	910,123

Commercial Services — 5.2%
Alliance Data Systems Corp.*	6,462	1,604,321
CoStar Group, Inc.*	8,074	1,255,830
Vantiv, Inc., Class A*	58,565	1,809,658
Verisk Analytics, Inc., Class A*	30,800	1,875,412

		6,545,221

Computers — 1.5%
Teradata Corp.*	45,000	1,886,400

Cosmetics & Personal Care — 1.0%
Coty, Inc., Class A*	75,854	1,255,384

Distribution & Wholesale — 4.3%
Fastenal Co.	64,176	2,881,502
LKQ Corp.*	95,500	2,539,345

		5,420,847

Diversified Financial Services — 1.0%
CME Group, Inc.	4,597	367,553
Oaktree Capital Group LLC	16,500	843,150

		1,210,703

Electronics — 2.4%
FLIR Systems, Inc.	49,010	1,535,973
Gentex Corp.	55,900	1,496,443

		3,032,416

Engineering & Construction — 0.9%
Jacobs Engineering Group, Inc.*	23,800	1,161,916

Environmental Control — 1.6%
Stericycle, Inc.*	16,688	1,945,153

	Number of Shares	Value†

Food — 2.0%
The Hain Celestial Group, Inc.*	24,988	$2,557,522

Healthcare Products — 8.5%
Align Technology, Inc.*	30,589	1,580,840
DENTSPLY International, Inc.	41,699	1,901,474
Henry Schein, Inc.*	15,700	1,828,579
Intuitive Surgical, Inc.*	6,838	3,157,925
Varian Medical Systems, Inc.*	28,195	2,258,984

		10,727,802

Healthcare Services — 2.1%
Acadia Healthcare Co., Inc.*	22,900	1,110,650
Humana, Inc.	12,015	1,565,434

		2,676,084

Household Products & Wares — 0.9%
The Scotts Miracle-Gro Co., Class A	21,500	1,182,500

Internet — 4.9%
F5 Networks, Inc.*	20,683	2,455,899
Pandora Media, Inc.*	98,898	2,389,376
WebMD Health Corp.*	29,800	1,245,938

		6,091,213

Leisure Time — 1.3%
Norwegian Cruise Line Holdings Ltd.*	44,571	1,605,447

Machinery — Construction & Mining — 1.4%
Joy Global, Inc.	32,114	1,751,498

Machinery — Diversified — 1.8%
Flowserve Corp.	32,512	2,292,746

Miscellaneous Manufacturing — 1.4%
Polypore International, Inc.*	43,900	1,708,149

Oil & Gas — 5.2%
Cabot Oil & Gas Corp.	52,904	1,729,432
Continental Resources, Inc.*	32,400	2,153,952
Oasis Petroleum, Inc.*	23,754	993,154
Southwestern Energy Co.*	45,643	1,595,223

		6,471,761

Oil & Gas Services — 1.0%
Dril-Quip, Inc.*	13,400	1,197,960

Pharmaceuticals — 7.2%
ACADIA Pharmaceuticals, Inc.*	26,632	659,408
BioMarin Pharmaceutical, Inc.*	21,828	1,575,109
Mead Johnson Nutrition Co.	29,800	2,867,356
Medivation, Inc.*	18,800	1,858,756
Zoetis, Inc.	57,815	2,136,264

		9,096,893

Retail — 13.9%
DSW, Inc., Class A	38,648	1,163,691
Dunkin’ Brands Group, Inc.	52,372	2,347,313
L Brands, Inc.	28,630	1,917,638
Nordstrom, Inc.	27,503	1,880,380
Panera Bread Co., Class A*	9,200	1,497,024
Ross Stores, Inc.	34,666	2,620,056

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Tiffany & Co.	13,800	$1,329,078
Ulta Salon Cosmetics & Fragrance, Inc.*	21,900	2,587,923
Urban Outfitters, Inc.*	58,825	2,158,878

		17,501,981

Semiconductors — 2.5%
Microchip Technology, Inc.	66,252	3,129,082

Software — 6.9%
Ansys, Inc.*	18,800	1,422,596
Cerner Corp.*	16,906	1,007,091
Electronic Arts, Inc.*	101,903	3,628,766
ServiceNow, Inc.*	22,580	1,327,252
Solera Holdings, Inc.	23,000	1,296,280

		8,681,985

Toys, Games & Hobbies — 1.7%
Mattel, Inc.	69,097	2,117,823

Transportation — 2.2%
Expeditors International of Washington, Inc.	66,523	2,699,503

TOTAL COMMON STOCKS (Cost $119,895,652)		123,680,965

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,846,235)	1,846,235	1,846,235

TOTAL INVESTMENTS — 100.0% (Cost $121,741,887)(a)		$125,527,200

WRITTEN OPTIONS — 0.0%
Put Options — 0.0%
Pandora US, $23.00, 10/18/14 (Premium $(9,472))	(128)	(7,424)

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $121,797,665. Net unrealized appreciation was $3,729,535. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,983,680 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,254,145.

LLC — Limited Liability Company.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Mid Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$123,680,965	$123,680,965	$—	$—
SHORT-TERM INVESTMENTS	1,846,235	1,846,235	—	—

TOTAL INVESTMENTS	$125,527,200	$125,527,200	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(7,424)	$(7,424)	$—	$—

Total Liabilities	$(7,424)	$(7,424)	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 88.8%
Aerospace & Defense — 5.4%
General Dynamics Corp.	44,150	$5,611,024
Spirit Aerosystems Holdings, Inc., Class A*	106,100	4,038,166

		9,649,190

Auto Parts & Equipment — 1.5%
Lear Corp.	20,200	1,745,482
TRW Automotive Holdings Corp.*	8,800	891,000

		2,636,482

Banks — 7.6%
BB&T Corp.	52,200	1,942,362
Comerica, Inc.	52,700	2,627,622
Huntington Bancshares, Inc.	268,100	2,608,613
M&T Bank Corp.	23,100	2,847,999
State Street Corp.	47,600	3,503,836

		13,530,432

Building Materials — 0.9%
Owens Corning	51,200	1,625,600

Chemicals — 2.6%
Ashland, Inc.	44,000	4,580,400

Commercial Services — 9.3%
Hertz Global Holdings, Inc.*	172,600	4,382,314
The ADT Corp.	183,000	6,489,180
The Western Union Co.	199,100	3,193,564
Tyco International Ltd.	58,300	2,598,431

		16,663,489

Computers — 3.1%
Cadence Design Systems, Inc.*	125,700	2,163,297
Teradata Corp.*	82,500	3,458,400

		5,621,697

Electric — 5.8%
AES Corp.	288,100	4,085,258
DTE Energy Co.	35,700	2,716,056
Edison International	64,800	3,623,616

		10,424,930

Electronics — 2.8%
Dolby Laboratories, Inc., Class A*	41,700	1,742,643
Flextronics International Ltd.*	319,400	3,296,208

		5,038,851

Engineering & Construction — 1.0%
KBR, Inc.	94,500	1,779,435

Environmental Control — 3.5%
Covanta Holding Corp.	186,400	3,955,408
Republic Services, Inc.	57,000	2,224,140

		6,179,548

Food — 0.9%
Safeway, Inc.	47,300	1,622,390

Gas — 1.9%
CenterPoint Energy, Inc.	138,900	3,398,883

	Number of Shares	Value†

Hand & Machine Tools — 0.9%
Regal-Beloit Corp.	24,700	$1,586,975

Healthcare Products — 1.8%
Zimmer Holdings, Inc.	32,100	3,227,655

Home Furnishings — 1.1%
Select Comfort Corp.*	91,400	1,912,088

Household Products & Wares — 1.0%
Avery Dennison Corp.	38,500	1,719,025

Miscellaneous Manufacturing — 2.0%
Valmont Industries, Inc.	26,900	3,629,617

Oil & Gas — 5.7%
Cabot Oil & Gas Corp.	108,200	3,537,058
Devon Energy Corp.	66,600	4,540,788
Energy Transfer Partners, LP	14,775	945,452
Southwestern Energy Co.*	36,400	1,272,180

		10,295,478

Oil & Gas Services — 2.0%
Cameron International Corp.*	54,700	3,630,986

Pharmaceuticals — 2.5%
Cardinal Health, Inc.	25,400	1,902,968
Omnicare, Inc.	40,300	2,509,078

		4,412,046

Retail — 12.6%
Best Buy Co., Inc.	132,200	4,440,598
CVS Health Corp.	50,800	4,043,172
Darden Restaurants, Inc.	73,100	3,761,726
Express, Inc.*	177,400	2,769,214
Kohl’s Corp.	64,800	3,954,744
Office Depot, Inc.*	714,800	3,674,072

		22,643,526

Savings & Loans — 2.4%
BankUnited, Inc.	86,700	2,643,483
People’s United Financial, Inc.	115,900	1,677,073

		4,320,556

Semiconductors — 3.3%
Skyworks Solutions, Inc.	102,300	5,938,515

Software — 4.2%
Check Point Software Technologies Ltd.*	49,200	3,406,608
Nuance Communications, Inc.*	265,188	4,087,873

		7,494,481

Telecommunications — 3.0%
Amdocs Ltd.	79,500	3,647,460
Telephone & Data Systems, Inc.	74,400	1,782,624

		5,430,084

TOTAL COMMON STOCKS (Cost $125,675,848)		158,992,359

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 5.7%
Building & Real Estate — 3.0%
Starwood Property Trust, Inc.	165,900	$3,643,164
Starwood Waypoint Residential Trust	63,720	1,657,357

		5,300,521

Diversified — 2.7%
Corrections Corporation of America	142,317	4,890,012

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,125,802)		10,190,533

SHORT-TERM INVESTMENTS — 5.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $9,820,007)	9,820,007	9,820,007

TOTAL INVESTMENTS — 100.0% (Cost $145,621,657)(a)		$179,002,899

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $145,621,657. Net unrealized appreciation was $33,381,242. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $36,637,155 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,255,913.

LP — Limited Partnership.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Mid Cap Value Fund

Country Weightings as of 09/30/2014††
United States	95%
Israel	2
Singapore	2
Bermuda	1

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

Mid Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$158,992,359	$158,992,359	$—	$—
REAL ESTATE INVESTMENT TRUSTS	10,190,533	10,190,533	—	—
SHORT-TERM INVESTMENTS	9,820,007	9,820,007	—	—

TOTAL INVEST -MENTS	$179,002,899	$179,002,899	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 90.2%
Aerospace & Defense — 2.7%
BAE Systems PLC	79,072	$601,866
Exelis, Inc.	32,240	533,250
L-3 Communications Holdings, Inc.	2,158	256,629
Raytheon Co.	3,090	314,006
Rockwell Collins, Inc.	4,199	329,622

		2,035,373

Apparel — 0.2%
Coach, Inc.	4,059	144,541

Auto Manufacturers — 0.5%
Oshkosh Corp.	8,929	394,215

Banks — 11.4%
Bank of Hawaii Corp.	6,983	396,704
BB&T Corp.	10,453	388,956
BOK Financial Corp.	5,947	395,356
Comerica, Inc.	4,946	246,607
Commerce Bancshares, Inc.	22,431	1,001,432
Cullen/Frost Bankers, Inc.	6,337	484,844
M&T Bank Corp.	8,209	1,012,088
Northern Trust Corp.	30,993	2,108,454
State Street Corp.	7,857	578,354
SunTrust Banks, Inc.	13,453	511,618
The PNC Financial Services Group, Inc.	10,632	909,886
Westamerica Bancorporation	13,409	623,787

		8,658,086

Biotechnology — 0.5%
Bio-Rad Laboratories, Inc., Class A*	3,196	362,426

Commercial Services — 2.3%
The ADT Corp.	32,783	1,162,485
Tyco International Ltd.	12,935	576,513
Vectrus, Inc.*	1,717	33,536

		1,772,534

Computers — 2.0%
SanDisk Corp.	5,305	519,625
Western Digital Corp.	10,552	1,026,920

		1,546,545

Diversified Financial Services — 2.3%
Franklin Resources, Inc.	8,438	460,799
LPL Financial Holdings, Inc.	12,422	572,033
Markit Ltd.	15,879	370,775
T. Rowe Price Group, Inc.	4,816	377,574

		1,781,181

Electric — 8.7%
Ameren Corp.	8,798	337,227
Consolidated Edison, Inc.	15,320	868,031
Edison International	15,912	889,799
Great Plains Energy, Inc.	34,047	822,916
Northeast Utilities	4,014	177,820
NorthWestern Corp.	7,585	344,056
PG&E Corp.	17,081	769,328
The Southern Co.	14,553	635,239
Westar Energy, Inc.	27,788	948,127

	Number of Shares	Value†

Electric — (continued)
Xcel Energy, Inc.	28,501	$866,430

		6,658,973

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	12,257	767,043

Electronics — 3.3%
Agilent Technologies, Inc.	7,388	420,968
Koninklijke Philips N.V.	37,487	1,192,086
TE Connectivity Ltd.	10,382	574,021
Waters Corp.*	3,635	360,301

		2,547,376

Entertainment — 0.7%
International Game Technology	30,522	514,906

Environmental Control — 3.1%
Republic Services, Inc.	53,440	2,085,229
Waste Management, Inc.	6,361	302,338

		2,387,567

Food — 7.0%
Campbell Soup Co.	9,455	404,012
ConAgra Foods, Inc.	30,363	1,003,194
Danone S.A.	5,296	354,654
General Mills, Inc.	9,914	500,161
Kellogg Co.	6,538	402,741
Kraft Foods Group, Inc.	7,368	415,555
Mondelez International, Inc., Class A	12,307	421,699
Sysco Corp.	32,335	1,227,113
The J.M. Smucker Co.	6,163	610,075

		5,339,204

Gas — 2.5%
Atmos Energy Corp.	10,278	490,261
The Laclede Group, Inc.	22,370	1,037,968
WGL Holdings, Inc.	8,676	365,433

		1,893,662

Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	1,886	167,458

Healthcare Products — 5.7%
Boston Scientific Corp.*	35,220	415,948
CareFusion Corp.*	22,677	1,026,134
Hospira, Inc.*	10,499	546,263
Medtronic, Inc.	12,242	758,392
Patterson Cos., Inc.	13,905	576,084
Stryker Corp.	7,219	582,934
Zimmer Holdings, Inc.	4,039	406,122

		4,311,877

Healthcare Services — 3.7%
Cigna Corp.	4,093	371,194
Humana, Inc.	3,908	509,173
LifePoint Hospitals, Inc.*	13,381	925,832
Quest Diagnostics, Inc.	17,045	1,034,291

		2,840,490

Insurance — 7.7%
ACE Ltd.	7,300	765,551

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Aflac, Inc.	6,438	$375,014
Arthur J Gallagher & Co.	7,984	362,154
Brown & Brown, Inc.	12,521	402,550
HCC Insurance Holdings, Inc.	15,670	756,704
MetLife, Inc.	6,958	373,784
Reinsurance Group of America, Inc.	9,427	755,386
The Allstate Corp.	6,398	392,645
The Chubb Corp.	7,005	638,015
The Travelers Cos., Inc.	5,767	541,752
Unum Group	14,443	496,550

		5,860,105

Iron & Steel — 1.8%
Constellium N.V. Class A	30,891	760,228
Nucor Corp.	11,479	623,080

		1,383,308

Leisure Time — 0.8%
Carnival Corp.	14,387	577,926

Mining — 0.4%
Newmont Mining Corp.	12,569	289,716

Miscellaneous Manufacturing — 0.7%
Textron, Inc.	15,349	552,411

Oil & Gas — 6.2%
Apache Corp.	11,640	1,092,647
Devon Energy Corp.	8,651	589,825
Imperial Oil Ltd.	38,737	1,830,059
Murphy Oil Corp.	4,606	262,127
Southwestern Energy Co.*	17,734	619,803
Williams Partners LP	6,652	352,889

		4,747,350

Oil & Gas Services — 0.5%
Cameron International Corp.*	5,505	365,422

Packaging and Containers — 1.2%
Bemis Co., Inc.	13,757	523,041
Sonoco Products Co.	9,512	373,727

		896,768

Pharmaceuticals — 0.9%
Cardinal Health, Inc.	9,153	685,743

Retail — 3.1%
Bed Bath & Beyond, Inc.*	3,381	222,571
CST Brands, Inc.	10,685	384,126
Lowe’s Cos., Inc.	19,023	1,006,697
Target Corp.	12,156	761,938

		2,375,332

Savings & Loans — 1.1%
Capitol Federal Financial, Inc.	14,399	170,196
People’s United Financial, Inc.	45,468	657,922

		828,118

Semiconductors — 4.6%
Applied Materials, Inc.	34,184	738,716
KLA-Tencor Corp.	3,541	278,960

	Number of Shares	Value†

Semiconductors — (continued)
Lam Research Corp.	8,655	$646,529
Maxim Integrated Products, Inc.	13,496	408,119
Microchip Technology, Inc.	5,935	280,310
MKS Instruments, Inc.	6,909	230,623
Teradyne, Inc.	47,324	917,612

		3,500,869

Software — 0.7%
Fidelity National Information Services, Inc.	8,881	500,000

Telecommunications — 1.8%
CenturyLink, Inc.	15,482	633,059
Harris Corp.	3,466	230,142
Rogers Communications, Inc., Class B	13,612	509,501

		1,372,702

Transportation — 0.9%
Heartland Express, Inc.	8,972	214,969
Werner Enterprises, Inc.	19,848	500,170

		715,139

TOTAL COMMON STOCKS (Cost $63,108,171)		68,774,366

REAL ESTATE INVESTMENT TRUSTS — 3.7%
Building & Real Estate — 0.5%
Annaly Capital Management, Inc.	24,337	259,919
Capstead Mortgage Corp.	12,058	147,590

		407,509

Diversified — 1.6%
Corrections Corporation of America	25,592	879,341
Weyerhaeuser Co.	11,992	382,065

		1,261,406

Office Property — 1.6%
Empire State Realty Trust, Inc.	23,811	357,641
Piedmont Office Realty Trust, Inc., Class A	47,685	841,164

		1,198,805

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,976,187)		2,867,720

EXCHANGE TRADED FUNDS — 3.4%
Investment Companies — 3.4%
Ishares Russell MidCap Value Index Fund (Cost $2,560,917)	36,698	2,568,860

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,059,973)	2,059,973	2,059,973

TOTAL INVESTMENTS — 100.0% (Cost $70,705,248)(a)		$76,270,919

†	See Security Valuation Note.
*	Non-income producing security.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Mid Core Value Fund

(a)	At September 30, 2014, the cost for Federal income tax purposes was $71,104,872. Net unrealized appreciation was $5,366,047. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,555,375 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,189,328.

LP — Limited Partnership.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Mid Core Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$2,035,373	$1,433,507	$601,866	$—
Apparel	144,541	144,541	—	—
Auto Manufacturers	394,215	394,215	—	—
Banks	8,658,086	8,658,086	—	—
Biotechnology	362,426	362,426	—	—
Commercial Services	1,772,534	1,772,534	—	—
Computers	1,546,545	1,546,545	—	—
Diversified Financial Services	1,781,181	1,781,181	—	—
Electric	6,658,973	6,658,973	—	—
Electrical Components & Equipment	767,043	767,043	—	—
Electronics	2,547,376	1,355,290	1,192,086	—
Entertainment	514,906	514,906	—	—
Environmental Control	2,387,567	2,387,567	—	—
Food	5,339,204	4,984,550	354,654	—
Gas	1,893,662	1,893,662	—	—
Hand & Machine Tools	167,458	167,458	—	—
Healthcare Products	4,311,877	4,311,877	—	—
Healthcare Services	2,840,490	2,840,490	—	—
Insurance	5,860,105	5,860,105	—	—
Iron & Steel	1,383,308	1,383,308	—	—
Leisure Time	577,926	577,926	—	—
Mining	289,716	289,716	—	—
Miscellaneous Manufacturing	552,411	552,411	—	—
Oil & Gas	4,747,350	4,747,350	—	—
Oil & Gas Services	365,422	365,422	—	—
Packaging and Containers	896,768	896,768	—	—
Pharmaceuticals	685,743	685,743	—	—
Retail	2,375,332	2,375,332	—	—
Savings & Loans	828,118	828,118	—	—
Semiconductors	3,500,869	3,500,869	—	—
Software	500,000	500,000	—	—
Telecommunications	1,372,702	1,372,702	—	—
Transportation	715,139	715,139	—	—
REAL ESTATE INVESTMENT TRUSTS	2,867,720	2,867,720	—	—
EXCHANGE TRADED FUNDS	2,568,860	2,568,860	—	—
SHORT-TERM INVESTMENTS	2,059,973	2,059,973	—	—

TOTAL INVEST- MENTS	$76,270,919	$74,122,313	$2,148,606	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

$619,261 was transferred from Level 1 into Level 2 at 9/30/14 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

SMID Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 96.8%
Aerospace & Defense — 1.0%
B/E Aerospace, Inc.*	7,060	$592,616

Airlines — 2.4%
Copa Holdings S.A., Class A	5,180	555,762
Spirit Airlines, Inc.*	13,050	902,277

		1,458,039

Apparel — 2.4%
Carter’s, Inc.	9,540	739,541
Under Armour, Inc., Class A*	10,260	708,966

		1,448,507

Auto Parts & Equipment — 1.2%
Gentherm, Inc.*	17,160	724,667

Banks — 2.7%
First Republic Bank	16,710	825,140
Texas Capital Bancshares, Inc.*	14,110	813,865

		1,639,005

Beverages — 2.1%
Constellation Brands, Inc., Class A*	14,460	1,260,334

Biotechnology — 4.8%
Alkermes PLC*	17,400	745,938
Alnylam Pharmaceuticals, Inc.*	8,160	637,296
Novavax, Inc.*	73,663	307,175
NPS Pharmaceuticals, Inc.*	10,121	263,146
Puma Biotechnology, Inc.*	3,990	951,894

		2,905,449

Chemicals — 1.6%
WR Grace & Co.*	10,324	938,865

Commercial Services — 10.4%
Bright Horizons Family Solutions, Inc.*	16,030	674,222
CoStar Group, Inc.*	5,434	845,204
Euronet Worldwide, Inc.*	13,030	622,704
Quanta Services, Inc.*	25,290	917,774
SEI Investments Co.	24,760	895,322
Towers Watson & Co., Class A	5,850	582,075
United Rentals, Inc.*	6,600	733,260
Vantiv, Inc., Class A*	33,187	1,025,478

		6,296,039

Computers — 3.9%
IHS, Inc., Class A*	9,934	1,243,637
Nimble Storage, Inc.*	23,290	604,841
Stratasys Ltd.*	4,238	511,866

		2,360,344

Distribution & Wholesale — 1.9%
LKQ Corp.*	43,247	1,149,938

Diversified Financial Services — 1.4%
Affiliated Managers Group, Inc.*	4,280	857,541

Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	6,893	811,375

	Number of Shares	Value†

Electronics — 1.9%
FEI Co.	8,855	$667,844
FLIR Systems, Inc.	16,040	502,694

		1,170,538

Entertainment — 1.5%
Cinemark Holdings, Inc.	25,650	873,126

Hand & Machine Tools — 1.3%
Snap-On, Inc.	6,390	773,701

Healthcare Products — 5.4%
Cepheid, Inc.*	18,038	794,213
DexCom, Inc.*	12,310	492,277
The Cooper Cos., Inc.	6,900	1,074,675
Wright Medical Group, Inc.*	29,546	895,244

		3,256,409

Healthcare Services — 2.6%
Envision Healthcare Holdings Inc*	25,519	884,999
MEDNAX, Inc.*	12,040	660,033

		1,545,032

Insurance — 0.3%
eHealth, Inc.*	8,072	194,777

Internet — 4.3%
HomeAway, Inc.*	16,155	573,503
Shutterstock, Inc.*	11,268	804,310
Vipshop Holdings Ltd. ADR*	2,430	459,294
Yelp, Inc.*	11,485	783,851

		2,620,958

Leisure Time — 1.5%
Polaris Industries, Inc.	5,950	891,250

Lodging — 0.6%
Extended Stay America Inc	15,890	377,229

Machinery—Diversified — 4.3%
Cognex Corp.*	20,300	817,481
Graco, Inc.	7,038	513,633
Wabtec Corp.	15,370	1,245,585

		2,576,699

Miscellaneous Manufacturing — 2.5%
Carlisle Cos., Inc.	10,560	848,813
Proto Labs, Inc.*	9,793	675,717

		1,524,530

Oil & Gas — 3.6%
Delek US Holdings, Inc.	16,790	556,085
Diamondback Energy, Inc.*	9,710	726,114
Rice Energy, Inc.*	13,050	347,130
Sanchez Energy Corp.*	21,445	563,145

		2,192,474

Oil & Gas Services — 1.0%
Nabors Industries Ltd.	26,440	601,774

Pharmaceuticals — 5.3%
BioMarin Pharmaceutical, Inc.*	9,293	670,583
GW Pharmaceuticals PLC ADR*	3,120	252,252

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

SMID Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Jazz Pharmaceuticals PLC*	6,810	$1,093,413
Salix Pharmaceuticals Ltd.*	3,750	585,900
VCA, Inc.*	15,330	602,929

		3,205,077

Retail — 6.6%
Advance Auto Parts, Inc.	5,503	717,041
Domino’s Pizza, Inc.	12,420	955,843
Kate Spade & Co.*	17,990	471,878
Krispy Kreme Doughnuts, Inc.*	31,300	537,108
Lithia Motors, Inc., Class A	8,565	648,285
Restoration Hardware Holdings, Inc.*	8,557	680,709

		4,010,864

Semiconductors — 1.5%
Sensata Technologies Holding N.V.*	17,399	774,778
Veeco Instruments, Inc.*	2,837	99,153

		873,931

Software — 8.8%
Aspen Technology, Inc.*	11,585	436,986
athenahealth, Inc.*	5,700	750,633
Cornerstone OnDemand, Inc.*	20,645	710,394
Fleetmatics Group PLC*	21,096	643,428
Guidewire Software, Inc.*	21,060	933,800
ServiceNow, Inc.*	15,810	929,312
Tableau Software, Inc., Class A*	12,030	873,980

		5,278,533

Telecommunications — 3.5%
DigitalGlobe, Inc.*	22,686	646,551
SBA Communications Corp., Class A*	13,066	1,449,019

		2,095,570

Transportation — 3.2%
Old Dominion Freight Line, Inc.*	17,920	1,265,869
Swift Transportation Co.*	32,193	675,409

		1,941,278

TOTAL COMMON STOCKS (Cost $49,258,255)		58,446,469

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Diversified — 1.2%
CBS Outdoor Americas, Inc. (Cost $750,448)	23,250	696,105

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,211,595)	1,211,595	1,211,595

TOTAL INVESTMENTS — 100.0% (Cost $51,220,298)(a)		$60,354,169

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $51,358,255. Net unrealized appreciation was $8,995,914. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,974,860 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,978,946.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

SMID Cap Growth Fund

Country Weightings as of 09/30/2014††
United States	93%
Ireland	2
Bermuda	1
China	1
Netherlands	1
Panama	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

SMID Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$58,446,469	$58,446,469	$—	$—
REAL ESTATE INVESTMENT TRUSTS	696,105	696,105
SHORT-TERM INVESTMENTS	1,211,595	1,211,595	—	—

TOTAL INVESTMENTS	$60,354,169	$60,354,169	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

SMID Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 89.6%
Aerospace & Defense — 1.3%
Spirit Aerosystems Holdings, Inc., Class A*	22,540	$857,872

Apparel — 0.6%
Crocs, Inc.*	30,290	381,048

Auto Parts & Equipment — 4.8%
Dana Holding Corp.	35,100	672,867
Lear Corp.	9,370	809,662
Tenneco, Inc.*	17,130	896,070
TRW Automotive Holdings Corp.*	8,470	857,587

		3,236,186

Banks — 8.4%
Associated Banc-Corp.	35,130	611,965
Comerica, Inc.	18,405	917,673
Huntington Bancshares, Inc.	93,920	913,842
PacWest Bancorp	12,111	499,336
Popular, Inc.*	24,819	730,547
Susquehanna Bancshares, Inc.	67,120	671,200
Webster Financial Corp.	17,080	497,711
Zions Bancorporation	28,600	831,116

		5,673,390

Biotechnology — 0.3%
Theravance, Inc.	10,150	173,464

Chemicals — 1.7%
A. Schulman, Inc.	13,040	471,526
Huntsman Corp.	26,240	681,978

		1,153,504

Commercial Services — 1.8%
Booz Allen Hamilton Holding Corp.	36,370	851,058
Convergys Corp.	20,900	372,438

		1,223,496

Computers — 3.2%
Brocade Communications Systems, Inc.	60,800	660,896
Insight Enterprises, Inc.*	29,140	659,438
NCR Corp.*	25,420	849,282

		2,169,616

Distribution & Wholesale — 2.4%
Arrow Electronics, Inc.*	17,160	949,806
WESCO International, Inc.*	9,000	704,340

		1,654,146

Diversified Financial Services — 2.1%
E*TRADE Financial Corp.*	30,810	695,998
SLM Corp.	80,730	691,049

		1,387,047

Electric — 2.4%
PNM Resources, Inc.	31,660	788,651
Westar Energy, Inc.	24,380	831,845

		1,620,496

Electrical Components & Equipment — 0.6%
General Cable Corp.*	27,060	408,065

Electronics — 4.5%
Avnet, Inc.	21,990	912,585

	Number of Shares	Value†

Electronics — (continued)
Jabil Circuit, Inc.	38,250	$771,502
TTM Technologies, Inc.*	58,550	398,726
Vishay Intertechnology, Inc.	66,940	956,573

		3,039,386

Engineering & Construction — 3.9%
AECOM Technology Corp.*	20,940	706,725
Granite Construction, Inc.	16,680	530,591
Tutor Perini Corp.*	23,860	629,904
URS Corp.	13,530	779,463

		2,646,683

Food — 1.2%
Dean Foods Co.	61,125	809,906

Gas — 3.8%
Atmos Energy Corp.	14,535	693,320
Southwest Gas Corp.	18,110	879,784
UGI Corp.	29,505	1,005,825

		2,578,929

Hand & Machine Tools — 0.9%
Kennametal, Inc.	14,330	591,972

Healthcare Services — 3.6%
Health Net, Inc.*	12,030	554,703
LifePoint Hospitals, Inc.*	13,340	922,995
Molina Healthcare, Inc.*	10,300	435,690
WellCare Health Plans, Inc.*	8,370	505,046

		2,418,434

Home Builders — 2.8%
Meritage Homes Corp.*	20,960	744,080
PulteGroup, Inc.	36,680	647,769
Thor Industries, Inc.	9,990	514,485

		1,906,334

Household Products & Wares — 1.8%
Avery Dennison Corp.	14,350	640,728
Helen of Troy Ltd.*	10,970	576,144

		1,216,872

Insurance — 9.7%
American Financial Group, Inc.	17,090	989,340
Aspen Insurance Holdings Ltd.	23,390	1,000,390
Assurant, Inc.	10,130	651,359
CNO Financial Group, Inc.	54,860	930,426
Essent Group Ltd.*	15,080	322,863
PartnerRe Ltd.	8,760	962,636
Unum Group	22,115	760,314
Validus Holdings Ltd.	24,300	951,102

		6,568,430

Internet — 1.0%
CDW Corp.	22,280	691,794

Iron & Steel — 1.3%
Steel Dynamics, Inc.	38,260	865,059

Machinery — Construction & Mining — 0.8%
Terex Corp.	17,620	559,787

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

SMID Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 1.2%
ITT Corp.	18,370	$825,548

Oil & Gas — 3.5%
Bill Barrett Corp.*	40,090	883,584
Rosetta Resources, Inc.*	19,170	854,215
SM Energy Co.	8,300	647,400

		2,385,199

Packaging and Containers — 0.8%
Graphic Packaging Holding Co.*	42,250	525,168

Retail — 6.6%
Bloomin’ Brands, Inc.*	48,270	885,272
Brown Shoe Co., Inc.	19,760	536,089
DineEquity, Inc.	7,020	572,762
GameStop Corp., Class A	17,530	722,236
Office Depot, Inc.*	193,360	993,870
The Children’s Place, Inc.	15,870	756,364

		4,466,593

Savings & Loans — 0.8%
First Niagara Financial Group, Inc.	61,040	508,463

Semiconductors — 3.5%
Advanced Micro Devices, Inc.*	104,700	357,027
Entegris, Inc.*	35,480	408,020
Lam Research Corp.	11,870	886,689
Teradyne, Inc.	38,390	744,382

		2,396,118

Software — 1.4%
Electronic Arts, Inc.*	26,770	953,280

Telecommunications — 4.5%
Amdocs Ltd.	17,405	798,541
Anixter International, Inc.	6,260	531,098
Finisar Corp.*	21,470	357,046
Genpact Ltd.	39,280	641,050
Harris Corp.	11,270	748,328

		3,076,063

Transportation — 2.4%
Con-way, Inc.	14,540	690,650
Ryder System, Inc.	10,350	931,190

		1,621,840

TOTAL COMMON STOCKS (Cost $50,138,053)		60,590,188

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Apartments — 1.7%
Camden Property Trust	7,970	546,184
Mid-America Apartment Communities, Inc.	9,320	611,858

		1,158,042

Diversified — 0.6%
STAG lndustrial, Inc.	19,940	412,957

Healthcare — 2.3%
LTC Properties, Inc.	21,480	792,397

	Number of Shares	Value†

Healthcare — (continued)
Medical Properties Trust, Inc.	62,530	$766,618

		1,559,015

Hotels & Resorts — 1.2%
DiamondRock Hospitality Co.	64,440	817,099

Office Property — 1.2%
Parkway Properties, Inc.	42,120	791,014

Strip Centers — 1.0%
DDR Corp.	38,220	639,421

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,142,293)		5,377,548

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,612,912)	1,612,912	1,612,912

TOTAL INVESTMENTS — 100.0% (Cost $56,893,258)(a)		$67,580,648

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $59,961,523. Net unrealized appreciation was $10,619,125. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,804,154 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,185,029.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

SMID Cap Value Fund

Country Weightings as of 09/30/2014 ††
United States	93%
Bermuda	6
Puerto Rico	1

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

SMID Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$60,590,188	$60,590,188	$—	$—
REAL ESTATE INVESTMENT TRUSTS	5,377,548	5,377,548	—	—
SHORT-TERM INVESTMENTS	1,612,912	1,612,912	—	—

TOTAL INVESTMENTS	$67,580,648	$67,580,648	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 97.4%
Advertising — 0.4%
Lamar Advertising Co.	6,925	$341,056

Aerospace & Defense — 3.1%
HEICO Corp., Class A	48,818	1,967,365
TransDigm Group, Inc.	3,520	648,842

		2,616,207

Apparel — 5.5%
Carter’s, Inc.	26,885	2,084,125
Gildan Activewear, Inc.	12,754	697,899
Vince Holding Corp.*	21,870	661,786
Wolverine World Wide, Inc.	51,870	1,299,862

		4,743,672

Banks — 2.4%
Bank of the Ozarks, Inc.	20,810	655,931
City National Corp.	6,070	459,317
SVB Financial Group*	8,060	903,445

		2,018,693

Biotechnology — 2.7%
Alkermes PLC*	14,861	637,091
Concordia Healthcare Corp.	10,193	336,020
Incyte Corp.*	9,240	453,222
NPS Pharmaceuticals, Inc.*	17,157	446,082
Puma Biotechnology, Inc.*	1,664	396,981

		2,269,396

Chemicals — 1.6%
Sensient Technologies Corp.	26,050	1,363,718

Commercial Services — 10.0%
Ascent Capital Group Inc., Class A*	5,025	302,505
CoStar Group, Inc.*	4,835	752,036
Euronet Worldwide, Inc.*	37,234	1,779,413
Gartner, Inc.*	7,225	530,821
Healthcare Services Group, Inc.	16,240	464,626
Healthequity, Inc.*	9,444	172,920
Nord Anglia Education, Inc. *	48,040	816,680
Rollins, Inc.	12,285	359,705
Servicemaster Global Holdings, Inc.*	37,500	907,500
SP Plus Corp.*	24,340	461,486
Team Health Holdings, Inc.*	12,880	746,911
The Corporate Executive Board Co.	10,675	641,247
VistaPrint N.V.*	12,405	679,670

		8,615,520

Computers — 4.4%
Cadence Design Systems, Inc.*	85,790	1,476,446
Jack Henry & Associates, Inc.	28,405	1,581,022
Stratasys Ltd.*	6,125	739,778

		3,797,246

Distribution & Wholesale — 1.6%
WESCO International, Inc.*	17,640	1,380,506

Diversified Financial Services — 2.9%
Artisan Partners Asset Management, Inc., Class A	5,475	284,974
Financial Engines, Inc.	11,050	378,076
LPL Financial Holdings, Inc.	13,535	623,286
MarketAxess Holdings, Inc.	11,566	715,473

	Number of Shares	Value†

Diversified Financial Services — (continued)
Markit Ltd.*	20,621	$481,500

		2,483,309

Electrical Components & Equipment — 2.0%
Belden, Inc.	9,285	594,426
EnerSys, Inc.	11,675	684,622
GrafTech International Ltd.*	98,242	449,948

		1,728,996

Electronics — 3.2%
Measurement Specialties, Inc.*	13,235	1,133,048
National Instruments Corp.	14,375	444,619
OSI Systems, Inc.*	10,759	682,981
Trimble Navigation Ltd.*	16,660	508,130

		2,768,778

Entertainment — 1.8%
AMC Entertainment Holdings, Inc., Class A	20,860	479,571
National CineMedia, Inc.	57,853	839,447
SFX Entertainment, Inc.*	50,244	252,225

		1,571,243

Environmental Control — 0.8%
Clean Harbors, Inc.*	12,116	653,295

Hand & Machine Tools — 1.9%
Kennametal, Inc.	39,630	1,637,115

Healthcare Products — 5.4%
Endologix, Inc.*	75,865	804,169
IDEXX Laboratories, Inc.*	3,495	411,816
LDR Holding Corp.*	26,235	816,696
Masimo Corp.*	32,309	687,535
Quidel Corp.*	31,545	847,614
Techne Corp.	11,065	1,035,131

		4,602,961

Household Products & Wares — 0.8%
Prestige Brands Holdings, Inc.*	20,645	668,279

Internet — 1.3%
ChannelAdvisor Corp.*	25,428	417,019
RingCentral, Inc., Class A*	19,445	247,146
Zillow, Inc. Class A*	4,203	487,506

		1,151,671

Leisure Time — 0.5%
Arctic Cat, Inc.	11,085	385,980

Machinery — Diversified — 2.0%
Nordson Corp.	5,470	416,103
Tennant Co.	6,080	407,907
Wabtec Corp.	11,155	904,001

		1,728,011

Medical Instruments — 0.5%
Novadaq Technologies, Inc.*	36,650	465,089

Metal Fabricate/Hardware — 0.9%
Rexnord Corp.*	26,760	761,322

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 0.7%
Polypore International, Inc.*	14,925	$580,732

Oil & Gas — 1.7%
Athlon Energy, Inc.*	17,343	1,009,883
Phillips 66 Partners LP	6,900	460,575

		1,470,458

Oil & Gas Services — 3.9%
Core Laboratories N.V.	1,925	281,724
Dresser-Rand Group, Inc.*	15,990	1,315,338
Dril-Quip, Inc.*	9,543	853,144
Targa Resources Corp.	6,520	887,828

		3,338,034

Pharmaceuticals — 7.2%
Akorn, Inc.*	7,632	276,813
Dyax Corp.*	38,913	393,799
IGI Laboratories, Inc.*	52,931	493,317
Ironwood Pharmaceuticals, Inc.*	37,200	481,926
Mallinckrodt PLC*	13,355	1,203,953
Medivation, Inc.*	9,590	948,163
Pacira Pharmaceuticals, Inc.*	5,090	493,323
Pernix Therapeutics Holdings, Inc.*	43,723	335,793
Phibro Animal Health Corp., Class A	30,790	690,004
Swedish Orphan Biovitrum AB*	39,776	424,715
Synageva BioPharma Corp.*	6,893	474,100

		6,215,906

Real Estate — 1.1%
Jones Lang LaSalle, Inc.	3,840	485,146
The St. Joe Co.*	23,895	476,227

		961,373

Retail — 4.3%
Biglari Holdings, Inc.*	2,220	754,267
Casey’s General Stores, Inc.	10,786	773,356
Dunkin’ Brands Group, Inc.	8,255	369,989
Hibbett Sports, Inc.*	24,180	1,030,794
Sally Beauty Holdings, Inc.*	14,200	388,654
Ulta Salon Cosmetics & Fragrance, Inc.*	3,295	389,370

		3,706,430

Semiconductors — 3.8%
Atmel Corp.*	182,795	1,476,984
ON Semiconductor Corp.*	116,295	1,039,677
Sensata Technologies Holding N.V.*	16,700	743,651

		3,260,312

Software — 14.0%
ACI Worldwide, Inc.*	14,000	262,640
Advent Software, Inc.	23,195	732,034
athenahealth, Inc.*	5,880	774,337
Blackbaud, Inc.	51,157	2,009,959
Broadridge Financial Solutions, Inc.	39,530	1,645,634
Envestnet, Inc.*	9,564	430,380
Guidewire Software, Inc.*	11,565	512,792
Informatica Corp.*	17,843	610,944
RealPage, Inc.*	39,416	610,948
Solera Holdings, Inc.	26,525	1,494,949

	Number of Shares	Value†

Software — (continued)
SS&C Technologies Holdings, Inc.*	67,320	$2,954,675

		12,039,292

Telecommunications — 1.0%
NICE Systems, Ltd. ADR	21,568	879,759

Transportation — 4.0%
Expeditors International of Washington, Inc.	9,280	376,582
Landstar System, Inc.	12,810	924,754
Old Dominion Freight Line, Inc.*	16,698	1,179,547
Saia, Inc.*	18,975	940,401

		3,421,284

TOTAL COMMON STOCKS (Cost $69,814,317)		83,625,643

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,206,097)	2,206,097	2,206,097

TOTAL INVESTMENTS — 100.0% (Cost $72,020,414)(a)		$85,831,740

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $72,038,183. Net unrealized appreciation was $13,793,557. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,389,930 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,596,373.

ADR — American Depository Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Growth Fund

Country Weightings as of 09/30/2014††
United States	91%
Canada	2
Ireland	2
Netherlands	2
Hong Kong	1
Israel	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2014

Penn Series Funds, Inc.

Small Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
TOTAL COMMON STOCKS	$83,625,643	$83,625,643	$—	$—
SHORT-TERM INVEST- MENTS	2,206,097	2,206,097	—	—

TOTAL INVESTMENTS	$85,831,740	$85,831,740	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 86.9%
Aerospace & Defense — 3.5%
Cubic Corp.	19,033	$890,744
Esterline Technologies Corp.*	24,588	2,735,907
Kaman Corp.	35,599	1,399,041
Moog, Inc., Class A*	25,762	1,762,121
Teledyne Technologies, Inc.*	13,867	1,303,636

		8,091,449

Apparel — 0.9%
Carter’s, Inc.	15,803	1,225,049
Steven Madden Ltd.*	23,598	760,563

		1,985,612

Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Holdings, Inc.*	53,437	896,139
Dana Holding Corp.	10,143	194,441
Tenneco, Inc.*	24,623	1,288,029

		2,378,609

Banks — 13.8%
BancorpSouth, Inc.	76,283	1,536,340
Bank of the Ozarks, Inc.	72,067	2,271,552
Banner Corp.	26,348	1,013,608
Boston Private Financial Holdings, Inc.	81,626	1,011,346
Bridge Capital Holdings*	15,606	354,880
CoBiz Financial, Inc.	32,398	362,210
Community Bank System, Inc.	28,677	963,260
ConnectOne Bancorp, Inc.	9,216	175,565
First Financial Bankshares, Inc.	40,532	1,126,384
First Midwest Bancorp, Inc.	42,509	683,970
Glacier Bancorp, Inc.	64,462	1,666,987
Heritage Financial Corp.	16,605	263,023
Home BancShares, Inc.	35,929	1,056,672
Independent Bank Corp.	19,018	679,323
Independent Bank Group, Inc.	10,076	478,106
Lakeland Financial Corp.	11,980	449,250
MB Financial, Inc.	56,166	1,554,675
PacWest Bancorp	34,677	1,429,733
Pinnacle Financial Partners, Inc.	33,544	1,210,938
PrivateBancorp, Inc.	70,550	2,110,151
Prosperity Bancshares, Inc.	21,724	1,241,961
Sandy Spring Bancorp, Inc.	15,852	362,852
Sierra Bancorp	7,268	121,812
Signature Bank*	9,795	1,097,628
South State Corp.	18,329	1,024,958
Southcoast Financial Corp.*	13,634	96,801
Southwest Bancorp, Inc.	26,083	427,761
Summit State Bank	7,743	100,582
Texas Capital Bancshares, Inc.*	29,181	1,683,160
The First of Long Island Corp.	7,985	275,083
Trico Bancshares	16,011	362,169
UMB Financial Corp.	30,319	1,653,901
ViewPoint Financial Group, Inc.	51,623	1,235,855
Webster Financial Corp.	58,365	1,700,756

		31,783,252

Biotechnology — 0.4%
Exact Sciences Corp.*	49,088	951,325

	Number of Shares	Value†

Building Materials — 0.6%
Comfort Systems USA, Inc.	36,110	$489,290
NCI Building Systems, Inc.*	30,753	596,608
Trex Co., Inc.*	12,224	422,584

		1,508,482

Chemicals — 3.9%
Axiall Corp.	9,748	349,076
Methanex Corp.	24,841	1,659,379
Minerals Technologies, Inc.	10,624	655,607
PolyOne Corp.	44,210	1,572,992
Quaker Chemical Corp.	10,979	787,084
Taminco Corp.*	40,348	1,053,083
Tronox Ltd., Class A	32,134	837,091
Westlake Chemical Corp.	10,226	885,469
WR Grace & Co.*	13,145	1,195,406

		8,995,187

Commercial Services — 1.6%
Convergys Corp.	63,727	1,135,615
Live Nation Entertainment, Inc.*	68,527	1,646,019
Monro Muffler Brake, Inc.	10,849	526,502
TrueBlue, Inc.*	17,142	433,007

		3,741,143

Computers — 0.8%
CACI International, Inc., Class A*	12,508	891,445
Electronics for Imaging, Inc.*	19,485	860,653

		1,752,098

Distribution & Wholesale — 0.9%
Core-Mark Holding Co., Inc.	13,738	728,663
WESCO International, Inc.*	18,749	1,467,297

		2,195,960

Diversified Financial Services — 1.8%
Cohen & Steers, Inc.	9,471	364,065
MarketAxess Holdings, Inc.	10,467	647,489
Moelis & Co.	12,129	414,206
Stifel Financial Corp.*	34,097	1,598,808
Virtus Investment Partners, Inc.	6,297	1,093,789

		4,118,357

Electric — 5.2%
ALLETE, Inc.	30,146	1,338,181
Black Hills Corp.	17,255	826,169
Cleco Corp.	34,746	1,673,020
Dynegy, Inc.*	37,089	1,070,389
El Paso Electric Co.	32,040	1,171,062
IDACORP, Inc.	34,980	1,875,278
NorthWestern Corp.	25,922	1,175,822
PNM Resources, Inc.	40,366	1,005,517
Portland General Electric Co.	58,560	1,880,947

		12,016,385

Electrical Components & Equipment — 0.9%
Belden, Inc.	17,167	1,099,031
Littelfuse, Inc.	10,777	917,985

		2,017,016

Electronics — 1.5%
CTS Corp.	42,879	681,347

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Newport Corp.*	52,893	$937,264
Watts Water Technologies, Inc., Class A	16,788	977,901
Woodward, Inc.	20,784	989,734

		3,586,246

Engineering & Construction — 0.9%
EMCOR Group, Inc.	32,837	1,312,166
MYR Group, Inc.*	28,621	689,194

		2,001,360

Entertainment — 1.6%
Carmike Cinemas, Inc.*	22,254	689,429
Marriott Vacations Worldwide Corp.*	18,383	1,165,666
Vail Resorts, Inc.	21,323	1,849,983

		3,705,078

Environmental Control — 0.6%
Ceco Environmental Corp.	36,793	493,026
Progressive Waste Solutions Ltd.	36,782	947,872

		1,440,898

Food — 0.7%
B&G Foods, Inc.	16,198	446,255
The Hain Celestial Group, Inc.*	12,416	1,270,778

		1,717,033

Forest Products & Paper — 0.6%
KapStone Paper and Packaging Corp.*	51,908	1,451,867

Gas — 0.7%
Southwest Gas Corp.	32,193	1,563,936

Healthcare Products — 0.9%
Endologix, Inc.*	50,500	535,300
Hill-Rom Holdings, Inc.	13,967	578,653
Integra LifeSciences Holdings Corp.*	17,456	866,516
Tornier N.V.	6,169	147,439

		2,127,908

Healthcare Services — 1.9%
Adeptus Health, Inc., Class A*	15,214	378,828
Air Methods Corp.*	12,276	681,932
Catalent, Inc.*	39,104	978,773
HealthSouth Corp.	30,319	1,118,771
Surgical Care Affiliates, Inc.*	14,230	380,368
WellCare Health Plans, Inc.*	14,379	867,629

		4,406,301

Home Builders — 0.9%
Meritage Homes Corp.*	21,485	762,718
Standard Pacific Corp.*	108,149	810,036
William Lyon Homes, Class A*	20,472	452,431

		2,025,185

Household Products & Wares — 1.4%
Prestige Brands Holdings, Inc.*	22,132	716,413
Spectrum Brands Holdings, Inc.	27,506	2,490,118

		3,206,531

Insurance — 5.7%
American Equity Investment Life Holding Co.	95,923	2,194,718

	Number of Shares	Value†

Insurance — (continued)
AMERISAFE, Inc.	10,495	$410,459
CNO Financial Group, Inc.	137,543	2,332,729
Endurance Specialty Holdings Ltd.	17,848	984,853
Enstar Group Ltd.*	5,349	729,176
Fidelity & Guaranty Life	19,731	421,257
Maiden Holdings Ltd.	103,470	1,146,448
Meadowbrook Insurance Group, Inc.	51,330	300,280
National General Holdings Corp.	23,035	389,061
ProAssurance Corp.	25,467	1,122,331
Radian Group, Inc.	129,171	1,841,978
RLI Corp.	16,786	726,666
Symetra Financial Corp.	23,139	539,833

		13,139,789

Investment Companies — 0.7%
Apollo Investment Corp.	69,126	564,760
Golub Capital BDC, Inc.	18,992	302,922
New Mountain Finance Corp.	29,809	437,894
Solar Capital Ltd.	8,450	157,846
Solar Senior Capital Ltd.	3,100	47,709

		1,511,131

Iron & Steel — 0.8%
AK Steel Holding Corp.*	169,318	1,356,237
Commercial Metals Co.	29,253	499,349

		1,855,586

Leisure Time — 0.9%
Brunswick Corp.	26,582	1,120,165
Diamond Resorts International, Inc.*	46,276	1,053,242

		2,173,407

Machinery — Diversified — 0.9%
Applied Industrial Technologies, Inc.	26,068	1,190,004
Graco, Inc.	11,189	816,573

		2,006,577

Media — 0.1%
Townsquare Media, Inc.*	14,878	178,834

Metal Fabricate/Hardware — 0.9%
CIRCOR International, Inc.	17,211	1,158,816
RBC Bearings, Inc.	14,444	818,975

		1,977,791

Mining — 1.0%
Globe Specialty Metals, Inc.	42,235	768,254
Kaiser Aluminum Corp.	20,399	1,554,812

		2,323,066

Miscellaneous Manufacturing — 3.0%
Actuant Corp., Class A	56,157	1,713,912
Barnes Group, Inc.	32,543	987,680
Carlisle Cos., Inc.	19,954	1,603,902
CLARCOR, Inc.	19,664	1,240,405
Movado Group, Inc.	27,431	906,869
Standex International Corp.	6,270	464,858

		6,917,626

Oil & Gas — 4.0%
Delek US Holdings, Inc.	21,970	727,646

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Laredo Petroleum, Inc.*	76,244	$1,708,628
Parsley Energy, Inc., Class A*	85,450	1,822,649
Rex Energy Corp.*	121,964	1,545,284
Rice Energy, Inc.*	61,931	1,647,365
RSP Permian, Inc.*	73,297	1,873,471

		9,325,043

Oil & Gas Services — 2.8%
Dril-Quip, Inc.*	9,014	805,851
Forum Energy Technologies, Inc.*	67,408	2,063,359
Newpark Resources, Inc.*	145,206	1,806,363
TETRA Technologies, Inc.*	82,990	897,952
Thermon Group Holdings, Inc.*	33,811	825,665

		6,399,190

Packaging and Containers — 1.0%
Berry Plastics Group, Inc.*	45,627	1,151,626
Graphic Packaging Holding Co.*	85,949	1,068,346

		2,219,972

Pharmaceuticals — 0.7%
Infinity Pharmaceuticals, Inc.*	78,208	1,049,551
TESARO, Inc.*	23,503	632,701

		1,682,252

Real Estate — 0.8%
Kennedy-Wilson Holdings, Inc.	75,168	1,801,025

Retail — 3.9%
Asbury Automotive Group, Inc.*	20,107	1,295,293
Bloomin’ Brands, Inc.*	32,522	596,454
Express, Inc.*	21,592	337,051
First Cash Financial Services, Inc.*	13,788	771,852
Genesco, Inc.*	2,771	207,132
GNC Holdings, Inc., Class A	24,187	937,004
HSN, Inc.	22,582	1,385,857
Jack in the Box, Inc.	24,199	1,650,130
Lithia Motors, Inc., Class A	6,589	498,722
Office Depot, Inc.*	148,677	764,200
The Men’s Wearhouse, Inc.	12,655	597,569

		9,041,264

Savings & Loans — 1.4%
Brookline Bancorp, Inc.	34,932	298,669
Dime Community Bancshares, Inc.	22,206	319,766
Flushing Financial Corp.	34,087	622,769
Home Loan Servicing Solutions Ltd.	22,493	476,627
Oritani Financial Corp.	30,575	430,802
Provident Financial Services, Inc.	43,919	718,954
WSFS Financial Corp.	6,848	490,385

		3,357,972

Semiconductors — 3.9%
Cabot Microelectronics Corp.*	29,011	1,202,506
Entegris, Inc.*	119,312	1,372,088
Fairchild Semiconductor International, Inc.*	66,290	1,029,484
Intersil Corp., Class A	107,501	1,527,589
MKS Instruments, Inc.	41,980	1,401,292
PMC-Sierra, Inc.*	74,226	553,726
Semtech Corp.*	39,785	1,080,163

	Number of Shares	Value†

Semiconductors — (continued)
Silicon Laboratories, Inc.*	20,950	$851,408

		9,018,256

Software — 4.3%
Allscripts Healthcare Solutions, Inc.*	131,102	1,758,733
Digi International, Inc.*	32,448	243,360
Everyday Health, Inc.*	53,525	747,744
Informatica Corp.*	22,209	760,436
Monotype Imaging Holdings, Inc.	29,526	836,176
PTC, Inc.*	27,352	1,009,289
Quality Systems, Inc.	56,385	776,422
RADWARE Ltd.*	52,261	922,929
SS&C Technologies Holdings, Inc.*	26,750	1,174,058
Verint Systems, Inc.*	31,561	1,755,107

		9,984,254

Storage & Warehousing — 0.5%
Mobile Mini, Inc.	30,212	1,056,514

Telecommunications — 1.6%
ADTRAN, Inc.	31,865	654,189
Anixter International, Inc.	15,167	1,286,768
Extreme Networks, Inc.*	116,381	557,465
Gigamon, Inc.*	3,915	40,990
Premiere Global Services, Inc.*	94,843	1,135,271

		3,674,683

Textiles — 0.5%
G&K Services, Inc., Class A	20,310	1,124,768

Transportation — 0.5%
Forward Air Corp.	25,175	1,128,595
Gulfmark Offshore, Inc., Class A	4,085	128,065

		1,256,660

TOTAL COMMON STOCKS (Cost $163,492,492)		200,792,878

REAL ESTATE INVESTMENT TRUSTS — 11.8%
Apartments — 0.5%
American Campus Communities, Inc.	31,802	1,159,183

Building & Real Estate — 2.3%
Apollo Commercial Real Estate Finance, Inc.	82,823	1,301,149
Blackstone Mortgage Trust, Inc., Class A	57,338	1,553,860
MFA Financial, Inc.	174,720	1,359,322
Two Harbors Investment Corp.	109,440	1,058,285

		5,272,616

Diversified — 1.3%
DuPont Fabros Technology, Inc.	47,418	1,282,183
PS Business Parks, Inc.	23,060	1,755,788

		3,037,971

Healthcare — 0.7%
National Health Investors, Inc.	29,332	1,676,030

Hotels & Resorts — 2.8%
Chesapeake Lodging Trust	84,107	2,451,719
Pebblebrook Hotel Trust	48,053	1,794,299

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — (continued)
Strategic Hotels & Resorts, Inc.*	195,969	$2,283,039

		6,529,057

Industrial — 0.4%
Terreno Realty Corp.	49,097	924,497

Office Property — 1.5%
Highwoods Properties, Inc.	46,728	1,817,719
Hudson Pacific Properties, Inc.	63,339	1,561,940

		3,379,659

Regional Malls — 0.7%
CBL & Associates Properties, Inc.	86,836	1,554,364

Storage & Warehousing — 0.9%
CubeSmart	118,502	2,130,666

Strip Centers — 0.7%
Acadia Realty Trust	55,322	1,525,781

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,390,246)		27,189,824

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,062,253)	3,062,253	3,062,253

TOTAL INVESTMENTS — 100.0% (Cost $189,944,991)(a)		$231,044,955

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $190,426,430. Net unrealized appreciation was $40,618,525. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $45,676,183 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,057,658.

Penn Series Funds, Inc.

Small Cap Value Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$200,792,878	$200,792,878	$—	$—
REAL ESTATE INVESTMENT TRUSTS	27,189,824	27,189,824	—	—
SHORT-TERM INVESTMENTS	3,062,253	3,062,253	—	—

TOTAL INVESTMENTS	$231,044,955	$231,044,955	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — 88.2%
Advertising — 0.1%
Harte-Hanks, Inc.	1,678	$10,689
Marchex, Inc., Class B	1,545	6,412
Marin Software, Inc.*	700	6,020
MDC Partners, Inc.,Class A	1,500	28,785
Millennial Media, Inc.*	2,900	5,394
Sizmek, Inc.*	757	5,859
Tremor Video, Inc.*	2,100	4,914
ValueVision Media, Inc.*	1,700	8,721

		76,794

Aerospace & Defense — 1.5%
AAR Corp.	1,569	37,891
AeroVironment, Inc.*	718	21,590
Astronics Corp.*	637	30,372
Astronics Corp., Class B*	127	6,033
Cubic Corp.	869	40,669
Curtiss-Wright Corp.	1,826	120,370
Ducommun, Inc.*	400	10,964
Esterline Technologies Corp.*	1,140	126,848
GenCorp, Inc.*	2,440	38,967
HEICO Corp.	2,415	112,781
Kaman Corp.	1,048	41,186
Kratos Defense & Security Solutions, Inc.*	2,422	15,888
LMI Aerospace, Inc.*	653	8,358
M/A-COM Technology Solutions Holdings, Inc.*	500	10,920
Moog, Inc., Class A*	1,591	108,825
National Presto Industries, Inc.	146	8,864
Orbital Sciences Corp.*	2,396	66,609
Teledyne Technologies, Inc.*	1,404	131,990

		939,125

Agriculture — 0.3%
Alico, Inc.	51	1,943
Alliance One International, Inc.*	2,256	4,444
Limoneira Co.	600	14,214
Tejon Ranch Co.*	688	19,292
The Andersons, Inc.	1,132	71,180
Universal Corp.	855	37,954
Vector Group Ltd.	2,407	53,387

		202,414

Airlines — 0.4%
Allegiant Travel Co.	501	61,954
Hawaiian Holdings, Inc.*	2,026	27,250
JetBlue Airways Corp.*	9,528	101,187
Republic Airways Holdings, Inc.*	1,901	21,120
SkyWest, Inc.	1,881	14,634

		226,145

Apparel — 0.9%
Columbia Sportswear Co.	1,022	36,567
Crocs, Inc.*	3,700	46,546
G-III Apparel Group Ltd.*	704	58,333
Iconix Brand Group, Inc.*	1,842	68,044
Oxford Industries, Inc.	508	30,983
Perry Ellis International, Inc.*	414	8,425
Quiksilver, Inc.*	5,560	9,563
Sequential Brands Group, Inc.*	700	8,750

	Number of Shares	Value†

Apparel — (continued)
Skechers U.S.A., Inc., Class A*	1,416	$75,487
Steven Madden Ltd.*	2,249	72,485
Unifi, Inc.*	360	9,324
Vince Holding Corp.*	400	12,104
Weyco Group, Inc.	100	2,511
Wolverine World Wide, Inc.	3,982	99,789

		538,911

Auto Manufacturers — 0.1%
Wabash National Corp.*	2,600	34,632

Auto Parts & Equipment — 1.1%
Accuride Corp.*	1,000	3,790
American Axle & Manufacturing Holdings, Inc.*	2,816	47,224
Commercial Vehicle Group, Inc.*	600	3,708
Cooper Tire & Rubber Co.	2,549	73,156
Cooper-Standard Holding, Inc.*	400	24,960
Dana Holding Corp.	6,096	116,860
Dorman Products, Inc.*	992	39,740
Douglas Dynamics, Inc.	900	17,550
Federal-Mogul Holdings Corp.*	916	13,621
Fuel Systems Solutions, Inc.*	634	5,649
Gentherm, Inc.*	1,268	53,548
Meritor, Inc.*	3,645	39,548
Miller Industries, Inc.	443	7,487
Modine Manufacturing Co.*	2,077	24,654
Motorcar Parts of America, Inc.*	700	19,047
Remy International, Inc.	600	12,318
Spartan Motors, Inc.	917	4,282
Standard Motor Products, Inc.	700	24,101
Strattec Security Corp.	100	8,135
Superior Industries International, Inc.	1,119	19,616
Tenneco, Inc.*	2,200	115,082
Titan International, Inc.	1,913	22,612
Tower International, Inc.*	800	20,152

		716,840

Banks — 7.1%
1st Source Corp.	626	17,828
1st United Bancorp, Inc.	1,500	12,780
American National Bankshares, Inc.	400	9,100
Ameris Bancorp	947	20,787
Ames National Corp.	199	4,448
Arrow Financial Corp.	371	9,301
BancFirst Corp.	160	10,010
Banco Latinoamericano de Exportaciones S.A., Class E	1,110	34,055
Bancorp, Inc.*	1,412	12,129
BancorpSouth, Inc.	3,649	73,491
Bank of Marin Bancorp	290	13,308
Bank of the Ozarks, Inc.	2,852	89,895
Banner Corp.	800	30,776
BBCN Bancorp, Inc.	3,185	46,469
BNC Bancorp	800	12,528
Boston Private Financial Holdings, Inc.	2,858	35,411
Bridge Bancorp, Inc.	307	7,261
Bridge Capital Holdings*	300	6,822

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bryn Mawr Bank Corp.	532	$15,072
Camden National Corp.	326	11,410
Capital Bank Financial Corp., Class A*	1,000	23,880
Capital City Bank Group, Inc.	269	3,642
Cardinal Financial Corp.	1,218	20,791
Cascade Bancorp*	1,262	6,373
Cass Information Systems, Inc.	454	18,796
Cathay General Bancorp	3,050	75,732
Centerstate Banks, Inc.	1,432	14,821
Central Pacific Financial Corp.	800	14,344
Century Bancorp, Inc., Class A	69	2,389
Chemical Financial Corp.	1,066	28,665
Citizens & Northern Corp.	356	6,764
City Holding Co.	648	27,300
CNB Financial Corp.	474	7,442
CoBiz Financial, Inc.	1,700	19,006
Columbia Banking System, Inc.	1,914	47,486
Community Bank System, Inc.	1,511	50,755
Community Trust Bancorp, Inc.	683	22,969
CommunityOne Bancorp*	700	6,174
ConnectOne Bancorp, Inc.	660	12,573
CU Bancorp*	400	7,520
Customers Bancorp, Inc.*	880	15,805
CVB Financial Corp.	3,992	57,285
Eagle Bancorp, Inc.*	973	30,961
Enterprise Bancorp, Inc.	300	5,652
Enterprise Financial Services Corp.	782	13,075
F.N.B. Corp.	6,208	74,434
Fidelity Southern Corp.	607	8,316
Financial Institutions, Inc.	740	16,635
First Bancorp	824	13,200
First Bancorp Puerto Rico*	4,700	22,325
First Bancorp, Inc.	234	3,901
First Busey Corp.	3,602	20,063
First Business Financial Services, Inc.	200	8,780
First Citizens Bancshares, Inc., Class A	300	64,989
First Commonwealth Financial Corp.	4,021	33,736
First Community Bancshares, Inc.	626	8,946
First Connecticut Bancorp, Inc.	659	9,556
First Financial Bancorp	2,205	34,905
First Financial Bankshares, Inc.	2,452	68,141
First Financial Corp.	580	17,951
First Interstate BancSystem, Inc.	600	15,942
First Merchants Corp.	1,238	25,020
First Midwest Bancorp, Inc.	2,814	45,277
First NBC Bank Holding Co.*	600	19,650
FirstMerit Corp.	6,394	112,534
Franklin Financial Corp.*	400	7,444
German American Bancorp, Inc.	692	17,861
Glacier Bancorp, Inc.	2,721	70,365
Great Southern Bancorp, Inc.	471	14,290
Guaranty Bancorp	900	12,159
Hancock Holding Co.	2,972	95,253
Hanmi Financial Corp.	1,213	24,454
Heartland Financial USA, Inc.	717	17,122
Heritage Commerce Corp.	600	4,926

	Number of Shares	Value†

Banks — (continued)
Heritage Financial Corp.	1,130	$17,899
Heritage Oaks Bancorp	1,500	10,500
Home BancShares, Inc.	2,164	63,643
Horizon Bancorp	400	9,216
Hudson Valley Holding Corp.	462	8,385
Iberiabank Corp.	1,246	77,887
Independent Bank Corp.	1,000	11,920
Independent Bank Corp.	971	34,684
Independent Bank Group, Inc.	400	18,980
International Bancshares Corp.	2,225	54,880
Lakeland Bancorp, Inc.	1,111	10,843
Lakeland Financial Corp.	594	22,275
Macatawa Bank Corp.	1,900	9,120
MainSource Financial Group, Inc.	1,021	17,612
MB Financial, Inc.	2,584	71,525
Mercantile Bank Corp.	500	9,525
Merchants Bancshares, Inc.	86	2,424
Metro Bancorp, Inc.*	563	13,653
MidSouth Bancorp, Inc.	186	3,478
MidWestOne Financial Group, Inc.	400	9,204
National Bankshares, Inc.	319	8,855
National Penn Bancshares, Inc.	4,487	43,569
NBT Bancorp, Inc.	1,869	42,090
NewBridge Bancorp*	1,100	8,349
Northrim BanCorp, Inc.	400	10,572
OFG Bancorp	1,810	27,114
Old National Bancorp	3,786	49,104
OmniAmerican Bancorp, Inc.	291	7,563
Opus Bank*	300	9,189
Pacific Continental Corp.	862	11,077
Park National Corp.	524	39,520
Park Sterling Corp.	1,600	10,608
Peapack Gladstone Financial Corp.	636	11,130
Penns Woods Bancorp, Inc.	268	11,323
Peoples Bancorp, Inc.	272	6,460
Peoples Financial Services Corp.	300	13,797
Pinnacle Financial Partners, Inc.	1,463	52,814
Preferred Bank Los Angeles CA*	500	11,260
PrivateBancorp, Inc.	2,498	74,715
Prosperity Bancshares, Inc.	2,526	144,411
Renasant Corp.	1,358	36,734
Republic Bancorp, Inc., Class A	387	9,168
Republic First Bancorp, Inc.*	1,900	7,391
S&T Bancorp, Inc.	1,259	29,536
Sandy Spring Bancorp, Inc.	1,085	24,836
Seacoast Banking Corp of Florida*	440	4,809
Sierra Bancorp	712	11,933
Simmons First National Corp., Class A	600	23,112
South State Corp.	958	53,571
Southside Bancshares, Inc.	729	24,239
Southwest Bancorp, Inc.	1,036	16,990
State Bank Financial Corp.	1,500	24,360
Stock Yards Bancorp, Inc.	445	13,395
Stonegate Bank	500	12,875
Suffolk Bancorp	443	8,599
Sun Bancorp, Inc.*	220	3,984

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Susquehanna Bancshares, Inc.	6,533	$65,330
Talmer Bancorp, Inc., Class A	900	12,447
Texas Capital Bancshares, Inc.*	1,573	90,731
The Bank of Kentucky Financial Corp.	200	9,246
The First of Long Island Corp.	395	13,608
Tompkins Financial Corp.	558	24,597
TowneBank	972	13,200
Trico Bancshares	604	13,662
Tristate Capital Holdings, Inc.*	1,000	9,070
TrustCo Bank Corp.	3,252	20,943
Trustmark Corp.	2,630	60,582
UMB Financial Corp.	1,281	69,879
Umpqua Holdings Corp.	6,401	105,424
Union Bankshares Corp.	1,828	42,227
United Bankshares, Inc.	2,392	73,985
United Community Banks, Inc.	1,878	30,912
Univest Corp. of Pennsylvania	600	11,250
Valley National Bancorp	7,900	76,551
ViewPoint Financial Group, Inc.	1,666	39,884
Walker & Dunlop, Inc.*	400	5,316
Washington Trust Bancorp, Inc.	670	22,103
Webster Financial Corp.	3,528	102,806
WesBanco, Inc.	1,115	34,108
West Bancorporation, Inc.	278	3,928
Westamerica Bancorporation	1,073	49,916
Western Alliance Bancorp*	2,775	66,323
Wilshire Bancorp, Inc.	2,676	24,699
Wintrust Financial Corp.	1,742	77,815
Yadkin Financial Corp.*	600	10,896

		4,459,399

Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated	174	12,986
Craft Brew Alliance, Inc.*	700	10,080
Farmers Brothers Co.*	204	5,906
National Beverage Corp.*	242	4,719
The Boston Beer Co., Inc., Class A*	310	68,745

		102,436

Biotechnology — 2.6%
Acceleron Pharma, Inc.*	700	21,168
Acorda Therapeutics, Inc.*	1,531	51,870
Agenus, Inc.*	2,000	6,220
Alder Biopharmaceuticals, Inc.*	500	6,340
AMAG Pharmaceuticals, Inc.*	856	27,315
ANI Pharmaceuticals, Inc.*	300	8,484
Arena Pharmaceuticals, Inc.*	8,506	35,640
ARIAD Pharmaceuticals, Inc.*	6,600	35,640
BioCryst Pharmaceuticals, Inc.*	2,900	28,362
BioTime, Inc.*	400	1,256
Bluebird Bio, Inc.*	800	28,704
Cambrex Corp.*	1,167	21,800
Celldex Therapeutics, Inc.*	3,444	44,634
CTI BioPharma Corp.*	5,000	12,100
Cubist Pharmaceuticals, Inc.*	1,200	132
Cytokinetics, Inc.*	1,000	3,520
Cytrx Corp.*	2,600	6,604
Dendreon Corp.*	6,900	9,936

	Number of Shares	Value†

Biotechnology — (continued)
Dynavax Technologies Corp.*	10,200	$14,586
Emergent BioSolutions, Inc.*	1,058	22,546
Enzo Biochem, Inc.*	1,300	6,695
Epizyme, Inc.*	600	16,266
Exact Sciences Corp.*	3,000	58,140
Exelixis, Inc.*	6,969	10,663
Five Prime Therapeutics, Inc.*	500	5,865
Foundation Medicine, Inc.*	700	13,272
Galena Biopharma, Inc.*	3,600	7,416
Geron Corp.*	5,050	10,100
Halozyme Therapeutics, Inc.*	3,589	32,660
Idera Pharmaceuticals, Inc.*	2,300	5,267
ImmunoGen, Inc.*	3,263	34,555
Immunomedics, Inc.*	2,936	10,922
Inovio Pharmaceuticals, Inc.*	2,500	24,625
Insmed, Inc.*	1,600	20,880
Intrexon Corp.*	1,400	26,012
Karyopharm Therapeutics, Inc.*	400	13,976
KYTHERA Biopharmaceuticals, Inc.*	600	19,656
Lexicon Pharmaceuticals, Inc.*	8,826	12,445
Ligand Pharmaceuticals, Inc.*	844	39,659
MacroGenics, Inc.*	900	18,810
Merrimack Pharmaceuticals, Inc.*	3,500	30,730
Momenta Pharmaceuticals, Inc.*	1,882	21,342
Neuralstem, Inc.*	3,100	10,168
Newlink Genetics Corp.*	600	12,852
Novavax, Inc.*	7,229	30,145
NPS Pharmaceuticals, Inc.*	3,757	97,682
Omeros Corp.*	1,000	12,720
OncoMed Pharmaceuticals, Inc.*	600	11,358
Oncothyreon, Inc.*	3,300	6,336
Organovo Holdings, Inc.*	2,700	17,199
OvaScience, Inc.*	300	4,980
Oxford ImmunoteC Global PLC	200	3,054
Pacific Biosciences of California, Inc.*	2,400	11,784
PDL BioPharma, Inc.	6,217	46,441
Peregrine Pharmaceuticals, Inc.*	5,800	7,888
Prothena Corp. PLC	800	17,728
PTC Therapeutics, Inc.*	900	39,609
Puma Biotechnology, Inc.*	800	190,856
Repligen Corp.*	1,300	25,883
Retrophin, Inc.*	700	6,314
Rigel Pharmaceuticals, Inc.*	2,690	5,219
RTI Surgical, Inc.*	2,035	9,727
Sangamo Biosciences, Inc.*	2,403	25,916
Sequenom, Inc.*	5,097	15,138
Spectrum Pharmaceuticals, Inc.*	2,414	19,650
Stemline Therapeutics, Inc.*	400	4,984
Sunesis Pharmaceuticals, Inc.*	1,400	9,996
The Medicines Co.*	2,392	53,389
Theravance Biopharma, Inc.*	1,000	23,050
Theravance, Inc.	3,200	54,688
Ultragenyx Pharmaceutical, Inc.*	300	16,980
Verastem, Inc.*	600	5,112
Versartis, Inc.*	200	3,798
XOMA Corp.*	3,600	15,156

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
ZIOPHARM Oncology, Inc.*	3,700	$9,768

		1,652,381

Building Materials — 1.0%
AAON, Inc.	1,585	26,961
Apogee Enterprises, Inc.	1,043	41,511
Boise Cascade Co.*	1,600	48,224
Builders FirstSource, Inc.*	2,173	11,843
Comfort Systems USA, Inc.	1,227	16,626
Continental Building Products, Inc.*	700	10,220
Drew Industries, Inc.	991	41,810
Gibraltar Industries, Inc.*	1,101	15,073
Griffon Corp.	1,056	12,028
Headwaters, Inc.*	2,880	36,115
Louisiana-Pacific Corp.*	4,994	67,868
LSI Industries, Inc.	1,314	7,976
Masonite International Corp.*	1,000	55,380
NCI Building Systems, Inc.*	1,264	24,522
Nortek, Inc.*	400	29,800
Patrick Industries, Inc.*	300	12,708
PGT, Inc.*	1,700	15,844
Ply Gem Holdings, Inc.*	600	6,504
Quanex Building Products Corp.	1,125	20,351
Simpson Manufacturing Co., Inc.	1,685	49,118
Stock Building Supply Holdings, Inc.*	300	4,713
Trex Co., Inc.*	1,262	43,627
Universal Forest Products, Inc.	783	33,442
US Concrete, Inc.*	600	15,684

		647,948

Chemicals — 1.9%
A. Schulman, Inc.	1,188	42,958
Aceto Corp.	1,042	20,131
American Vanguard Corp.	1,078	12,074
Axiall Corp.	2,500	89,525
Balchem Corp.	1,205	68,167
Chemtura Corp.*	3,144	73,349
Ferro Corp.*	2,638	38,225
H.B. Fuller Co.	1,980	78,606
Hawkins, Inc.	449	16,146
Innophos Holdings, Inc.	796	43,852
Innospec, Inc.	900	32,310
Intrepid Potash, Inc.*	2,100	32,445
KMG Chemicals, Inc.	200	3,256
Kraton Performance Polymers, Inc.*	1,241	22,102
Kronos Worldwide, Inc.	900	12,402
Landec Corp.*	1,218	14,920
Minerals Technologies, Inc.	1,328	81,951
Oil-Dri Corp. of America	97	2,529
Olin Corp.	3,092	78,073
OM Group, Inc.	1,254	32,541
OMNOVA Solutions, Inc.*	2,368	12,716
PolyOne Corp.	3,355	119,371
Quaker Chemical Corp.	511	36,634
Rentech, Inc.*	7,187	12,290
Sensient Technologies Corp.	1,774	92,869
Stepan Co.	708	31,421
Taminco Corp.*	1,200	31,320

	Number of Shares	Value†

Chemicals — (continued)
Tronox Ltd., Class A	2,400	$62,520
Zep, Inc.	1,092	15,310

		1,210,013

Coal — 0.2%
Alpha Natural Resources, Inc.*	8,300	20,584
Arch Coal, Inc.	7,900	16,748
Cloud Peak Energy, Inc.*	2,600	32,812
SunCoke Energy, Inc.*	2,441	54,800
Walter Energy, Inc.	2,400	5,616
Westmoreland Coal Co.*	600	22,446

		153,006

Commercial Services — 5.5%
ABM Industries, Inc.	2,139	54,951
Acacia Research Corp.	1,880	29,102
Albany Molecular Research, Inc.*	900	19,863
American Public Education, Inc.*	755	20,377
AMN Healthcare Services, Inc.*	1,909	29,971
ARC Document Solutions, Inc.*	1,436	11,632
Arrowhead Research Corp.*	2,100	31,017
Ascent Capital Group Inc., Class A*	531	31,966
Barrett Business Services, Inc.	342	13,506
Bridgepoint Education, Inc.*	480	5,357
Bright Horizons Family Solutions, Inc.*	1,200	50,472
Capella Education Co.	407	25,478
Cardtronics, Inc.*	1,763	62,058
Career Education Corp.*	2,300	11,684
Carriage Services, Inc.	600	10,398
CBIZ, Inc.*	1,340	10,546
CDI Corp.	741	10,759
Cenveo, Inc.*	1,299	3,209
Chemed Corp.	629	64,724
Civeo Corp.	3,700	42,957
Collectors Universe, Inc.	400	8,800
Convergys Corp.	3,983	70,977
CorVel Corp.*	462	15,731
CRA International, Inc.*	274	6,968
Cross Country Healthcare, Inc.*	1,084	10,070
Deluxe Corp.	1,907	105,190
Education Management Corp.*	1,500	1,635
Electro Rent Corp.	715	9,846
Ennis, Inc.	858	11,300
Euronet Worldwide, Inc.*	1,855	88,650
EVERTEC, Inc.	2,600	58,084
ExamWorks Group, Inc.*	1,200	39,300
ExlService Holdings, Inc.*	1,200	29,292
Forrester Research, Inc.	375	13,823
Franklin Covey Co.*	241	4,721
FTI Consulting, Inc.*	1,556	54,398
Global Cash Access Holdings, Inc.*	2,396	16,173
Grand Canyon Education, Inc.*	1,756	71,592
Great Lakes Dredge & Dock Corp.*	2,751	17,001
Green Dot Corp.*	1,400	29,596
H&E Equipment Services, Inc.	1,159	46,685
Healthcare Services Group, Inc.	2,680	76,675
Heartland Payment Systems, Inc.	1,269	60,557
Heidrick & Struggles International, Inc.	669	13,741

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Hill International, Inc.*	1,500	$6,000
HMS Holdings Corp.*	3,415	64,373
Huron Consulting Group, Inc.*	928	56,580
ICF International, Inc.*	748	23,031
Information Services Group, Inc.*	2,000	7,600
Insperity, Inc.	924	25,262
ITT Educational Services, Inc.*	900	3,861
K12, Inc.*	1,152	18,386
Kelly Services, Inc., Class A	1,014	15,889
Kforce, Inc.	1,086	21,253
Korn/Ferry International*	1,790	44,571
Landauer, Inc.	480	15,845
Liberty Tax, Inc.*	200	6,460
LifeLock, Inc.*	3,200	45,728
Matthews International Corp., Class A	1,205	52,887
MAXIMUS, Inc.	2,388	95,830
McGrath RentCorp	953	32,593
Medifast, Inc.*	631	20,716
MoneyGram International, Inc.*	878	11,010
Monro Muffler Brake, Inc.	1,237	60,032
Monster Worldwide, Inc.*	3,900	21,450
Multi-Color Corp.	567	25,787
National Research Corp.*	687	8,938
Navigant Consulting, Inc.*	1,984	27,597
On Assignment, Inc.*	2,152	57,781
PAREXEL International Corp.*	2,199	138,735
Paylocity Corp.*	300	5,895
Pendrell Corp.*	5,800	7,772
Performant Financial Corp.*	900	7,272
PHH Corp.*	2,289	51,182
PRGX Global, Inc.*	600	3,516
Quad/Graphics, Inc.	1,000	19,250
Rent-A-Center, Inc.	1,953	59,274
Resources Connection, Inc.	1,822	25,399
RPX Corp.*	2,100	28,833
ServiceSource International, Inc.*	2,400	7,752
Sotheby’s	2,341	83,621
SP Plus Corp.*	793	15,035
Steiner Leisure Ltd.*	543	20,411
Strayer Education, Inc.*	400	23,952
Team Health Holdings, Inc.*	2,572	149,150
Team, Inc.*	792	30,025
TeleTech Holdings, Inc.*	707	17,378
The Advisory Board Co.*	1,350	62,896
The Brink’s Co.	2,010	48,320
The Corporate Executive Board Co.	1,169	70,222
The Hackett Group, Inc.	516	3,075
The Providence Service Corp.*	400	19,352
Tree.com, Inc.*	100	3,589
TriNet Group, Inc.*	700	18,025
TrueBlue, Inc.*	1,576	39,810
Universal Technical Institute, Inc.	525	4,909
Viad Corp.	771	15,921
VistaPrint N.V.*	1,200	65,748
Weight Watchers International, Inc.	1,200	32,928
WEX, Inc.*	1,357	149,704

	Number of Shares	Value†

Commercial Services — (continued)
Xoom Corp.*	1,300	$28,535

		3,427,778

Computers — 2.1%
A10 Networks, Inc.*	800	7,288
Agilysys, Inc.*	376	4,410
CACI International, Inc., Class A*	950	67,706
Carbonite, Inc.*	800	8,192
Ciber, Inc.*	3,557	12,200
Computer Task Group, Inc.	579	6,427
Cray, Inc.*	1,699	44,582
Datalink Corp.*	900	9,567
Digimarc Corp.	300	6,213
Dot Hill Systems Corp.*	2,700	10,206
Electronics for Imaging, Inc.*	1,624	71,732
iGATE Corp.*	1,457	53,501
Immersion Corp.*	842	7,224
Insight Enterprises, Inc.*	1,543	34,918
j2 Global, Inc.	1,874	92,501
LivePerson, Inc.*	1,925	24,236
Manhattan Associates, Inc.*	2,668	89,165
Maxwell Technologies, Inc.*	1,366	11,912
Mentor Graphics Corp.	3,376	69,191
Mercury Systems, Inc.*	1,736	19,113
MTS Systems Corp.	460	31,400
NetScout Systems, Inc.*	1,365	62,517
Nimble Storage, Inc.*	400	10,388
Qualys, Inc.*	600	15,960
Quantum Corp.*	8,761	10,163
RealD, Inc.*	1,608	15,067
Science Applications International Corp.	1,500	66,345
Silicon Graphics International Corp.*	1,366	12,608
Silver Spring Networks, Inc.*	1,500	14,475
Spansion, Inc., Class A*	2,500	56,975
Super Micro Computer, Inc.*	1,271	37,393
Sykes Enterprises, Inc.*	1,736	34,685
Synaptics, Inc.*	1,416	103,651
Syntel, Inc.*	580	51,005
The KEYW Holding Corp.*	1,300	14,391
Unisys Corp.*	2,124	49,723
Varonis Systems, Inc.*	300	6,330
Violin Memory, Inc.*	3,500	17,045
Virtusa Corp.*	889	31,613
Vocera Communications, Inc.*	800	6,456

		1,298,474

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	1,014	16,975
Inter Parfums, Inc.	624	17,160
Revlon, Inc., Class A*	570	18,063

		52,198

Distribution & Wholesale — 0.9%
Beacon Roofing Supply, Inc.*	1,981	50,476
Core-Mark Holding Co., Inc.	882	46,781
Houston Wire & Cable Co.	969	11,609
MWI Veterinary Supply, Inc.*	426	63,218
Owens & Minor, Inc.	2,176	71,242

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Distribution & Wholesale — (continued)
Pool Corp.	1,776	$95,762
Rentrak Corp.*	365	22,243
ScanSource, Inc.*	1,181	40,851
Speed Commerce, Inc.*	2,800	7,700
Titan Machinery, Inc.*	523	6,794
United Stationers, Inc.	1,519	57,069
Watsco, Inc.	938	80,837

		554,582

Diversified Financial Services — 2.5%
Aircastle Ltd.	2,576	42,143
Altisource Portfolio Solutions SA*	500	50,400
BGC Partners, Inc., Class A	6,907	51,319
Blackhawk Network Holdings, Inc.*	500	16,200
Blackhawk Network Holdings, Inc., Class B*	1,500	48,450
Calamos Asset Management, Inc., Class A	469	5,286
Cohen & Steers, Inc.	817	31,405
Consumer Portfolio Services, Inc.*	1,100	7,051
Cowen Group, Inc., Class A*	5,390	20,212
Credit Acceptance Corp.*	224	28,240
Diamond Hill Investment Group, Inc.	150	18,457
Ellie Mae, Inc.*	1,200	39,120
Encore Capital Group, Inc.*	997	44,177
Evercore Partners, Inc., Class A	1,222	57,434
FBR & Co.*	277	7,623
Federal Agricultural Mortgage Corp., Class C	300	9,642
Financial Engines, Inc.	1,900	65,008
FXCM, Inc.	2,000	31,700
Gain Capital Holdings, Inc.	800	5,096
GAMCO Investors, Inc., Class A	262	18,534
GFI Group, Inc.	1,724	9,327
Greenhill & Co., Inc.	1,100	51,139
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	8,292
Higher One Holdings, Inc.*	1,500	3,705
INTL FCstone, Inc.*	793	13,735
Investment Technology Group, Inc.*	1,500	23,640
J.G. Wentworth Company*	400	4,956
Janus Capital Group, Inc.	5,600	81,424
KCG Holdings, Inc.*	2,175	22,033
Ladder Capital Corp.Class A*	600	11,340
Ladenburg Thalmann Financial Services, Inc.*	4,000	16,960
Manning & Napier, Inc.	300	5,037
MarketAxess Holdings, Inc.	1,299	80,356
Marlin Business Services Corp.	200	3,664
Moelis & Co.	300	10,245
Nelnet, Inc., Class A	799	34,429
NewStar Financial, Inc.*	1,300	14,612
Nicholas Financial, Inc.	300	3,477
Oppenheimer Holdings, Inc., Class A	238	4,820
Outerwall, Inc.*	850	47,685
PennyMac Financial Service, Class A*	500	7,325
Piper Jaffray Cos.*	687	35,889
Portfolio Recovery Associates, Inc.*	1,948	101,744

	Number of Shares	Value†

Diversified Financial Services — (continued)
Pzena Investment Management, Inc., Class A	130	$1,242
Regional Management Corp.*	200	3,590
Springleaf Holdings, Inc.*	900	28,737
Stifel Financial Corp.*	2,506	117,506
Stonegate Mortgage Corp.*	300	3,897
SWS Group, Inc.*	768	5,292
Teton Advisors, Inc., Class B~	2	93
Virtus Investment Partners, Inc.	272	47,246
Wageworks, Inc.*	1,400	63,742
Walter Investment Management Corp.*	1,353	29,698
Westwood Holdings Group, Inc.	311	17,631
WisdomTree Investments, Inc.*	3,800	43,244
World Acceptance Corp.*	362	24,435

		1,579,684

Electric — 1.8%
ALLETE, Inc.	1,651	73,288
Ameresco, Inc., Class A*	1,100	7,535
Atlantic Power Corp.*	4,127	9,822
Avista Corp.	2,239	68,357
Black Hills Corp.	1,748	83,694
Cleco Corp.	2,171	104,534
Dynegy, Inc.*	3,900	112,554
El Paso Electric Co.	1,377	50,329
Empire District Electric Co.	1,719	41,514
EnerNOC, Inc.*	1,300	22,048
IDACORP, Inc.	1,801	96,551
MGE Energy, Inc.	1,342	50,003
NorthWestern Corp.	1,480	67,133
NRG Yield, Inc., Class A	800	37,640
Ormat Technologies, Inc.	700	18,389
Otter Tail Corp.	1,192	31,791
Pike Corp.*	1,058	12,579
PNM Resources, Inc.	2,810	69,997
Portland General Electric Co.	2,956	94,947
UIL Holdings Corp.	2,191	77,561
Unitil Corp.	663	20,613

		1,150,879

Electrical Components & Equipment — 1.0%
Advanced Energy Industries, Inc.*	1,393	26,175
Belden, Inc.	1,555	99,551
Capstone Turbine Corp.*	13,500	14,445
Encore Wire Corp.	771	28,596
EnerSys, Inc.	1,823	106,901
Generac Holdings, Inc.*	2,649	107,390
General Cable Corp.	1,900	28,652
GrafTech International Ltd.*	4,400	20,152
Graham Corp.	466	13,398
Insteel Industries, Inc.	691	14,207
Littelfuse, Inc.	878	74,788
Powell Industries, Inc.	429	17,529
PowerSecure International, Inc.*	800	7,664
Revolution Lighting Technologies, Inc.*	2,200	3,696
Universal Display Corp.*	1,549	50,559
Vicor Corp.*	422	3,967

		617,670

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — 2.1%
American Science & Engineering, Inc.	278	$15,396
Analogic Corp.	507	32,428
Applied Optoelectronics, Inc.*	700	11,270
Badger Meter, Inc.	459	23,157
Bel Fuse, Inc., Class B	269	6,655
Benchmark Electronics, Inc.*	2,077	46,130
Brady Corp., Class A	1,857	41,671
Checkpoint Systems, Inc.*	1,545	18,895
Coherent, Inc.*	973	59,713
Control4 Corp.*	400	5,172
CTS Corp.	1,263	20,069
Cui Global, Inc.*	700	5,068
Electro Scientific Industries, Inc.	693	4,706
ESCO Technologies, Inc.	1,034	35,963
FARO Technologies, Inc.*	620	31,465
FEI Co.	1,646	124,141
Fluidigm Corp.*	1,100	26,950
II-VI, Inc.*	2,056	24,199
InvenSense, Inc.*	2,800	55,244
Itron, Inc.*	1,500	58,965
Kemet Corp.*	1,100	4,532
Measurement Specialties, Inc.*	570	48,798
Mesa Laboratories, Inc.	100	5,778
Methode Electronics, Inc.	1,460	53,830
Multi-Fineline Electronix, Inc.*	152	1,421
Newport Corp.*	1,463	25,924
NVE Corp.*	209	13,489
OSI Systems, Inc.*	757	48,054
Park Electrochemical Corp.	833	19,617
Plexus Corp.*	1,403	51,813
Rofin-Sinar Technologies, Inc.*	1,186	27,349
Rogers Corp.*	660	36,142
Sanmina Corp.*	3,326	69,380
Sparton Corp.*	400	9,860
Stoneridge, Inc.*	1,473	16,601
Taser International, Inc.*	2,011	31,050
TTM Technologies, Inc.*	2,359	16,065
Viasystems Group, Inc.*	100	1,570
Vishay Precision Group, Inc.*	300	4,482
Watts Water Technologies, Inc., Class A	1,117	65,065
Woodward, Inc.	2,423	115,383

		1,313,460

Energy — Alternate Sources — 0.4%
Amyris, Inc.*	400	1,516
Clean Energy Fuels Corp.*	2,900	22,620
Enphase Energy, Inc.*	400	5,996
FuelCell Energy, Inc.*	6,981	14,590
FutureFuel Corp.	1,100	13,079
Green Plains, Inc.	1,467	54,851
Pacific Ethanol, Inc.*	900	12,564
Pattern Energy Group, Inc.	1,600	49,472
Plug Power, Inc.*	6,800	31,212
Renewable Energy Group, Inc.*	900	9,135
REX American Resources Corp.*	192	13,993
Solazyme, Inc.*	3,100	23,126

		252,154

	Number of Shares	Value†

Engineering & Construction — 0.8%
Aegion Corp.*	1,555	$34,599
Argan, Inc.	536	17,892
Dycom Industries, Inc.*	1,153	35,409
EMCOR Group, Inc.	2,363	94,425
Engility Holdings, Inc.*	700	21,819
Exponent, Inc.	520	36,857
Granite Construction, Inc.	1,444	45,934
Layne Christensen Co.*	926	8,991
MasTec, Inc.*	2,464	75,448
McDermott International, Inc.*	9,300	53,196
Mistras Group, Inc.*	800	16,320
MYR Group, Inc.*	983	23,671
Orion Marine Group, Inc.*	1,137	11,347
Sterling Construction Co., Inc.*	353	2,707
Tutor Perini Corp.*	1,397	36,881
VSE Corp.	104	5,098

		520,594

Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A	800	18,392
Carmike Cinemas, Inc.*	800	24,784
Churchill Downs, Inc.	520	50,700
Eros International PLC*	900	13,149
International Speedway Corp.	1,100	34,804
Isle of Capri Casinos, Inc.*	841	6,307
Marriott Vacations Worldwide Corp.*	1,100	69,751
Multimedia Games Holding Co., Inc.*	1,070	38,531
National CineMedia, Inc.	2,374	34,447
Penn National Gaming, Inc.*	3,200	35,872
Pinnacle Entertainment, Inc.*	2,182	54,746
Reading International, Inc., Class A*	700	5,880
Scientific Games Corp., Class A*	1,900	20,463
SFX Entertainment, Inc.*	1,500	7,530
Speedway Motorsports, Inc.	316	5,391
Vail Resorts, Inc.	1,346	116,779

		537,526

Environmental Control — 0.5%
Advanced Emissions Solutions, Inc.*	800	17,016
Calgon Carbon Corp.*	2,162	41,899
Casella Waste Systems, Inc., Class A*	2,300	8,855
Ceco Environmental Corp.	709	9,501
Darling International, Inc.*	5,867	107,483
Energy Recovery, Inc.*	1,918	6,790
Heritage-Crystal Clean, Inc.*	200	2,972
MSA Safety, Inc.	1,021	50,437
Nuverra Environmental Solutions, Inc.*	441	6,505
Tetra Tech, Inc.	2,264	56,555
U.S. Ecology, Inc.	742	34,696

		342,709

Food — 1.9%
Annie’s, Inc.*	500	22,950
B&G Foods, Inc.	2,172	59,839
Boulder Brands, Inc.*	2,579	35,152
Cal-Maine Foods, Inc.	623	55,653
Calavo Growers, Inc.	451	20,358
Chiquita Brands International, Inc.*	1,824	25,901

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Dean Foods Co.	3,700	$49,025
Diamond Foods, Inc.*	776	22,201
Fairway Group Holdings Corp.*	600	2,244
Fresh Del Monte Produce, Inc.	1,516	48,360
Ingles Markets, Inc., Class A	604	14,309
Inventure Foods, Inc.*	500	6,480
J&J Snack Foods Corp.	532	49,774
John B. Sanfilippo & Son, Inc.	400	12,944
Lancaster Colony Corp.	672	57,308
Lifeway Foods, Inc.*	87	1,207
NutriSystem, Inc.	1,037	15,939
Post Holdings, Inc.*	1,700	56,406
Sanderson Farms, Inc.	834	73,350
Seaboard Corp.*	11	29,425
Seneca Foods Corp., Class A*	211	6,035
Senomyx, Inc.*	1,800	14,760
Snyder’s-Lance, Inc.	1,879	49,793
SpartanNash Co.	1,530	29,758
SUPERVALU, Inc.*	7,700	68,838
The Chefs’ Warehouse Holdings, Inc.*	750	12,195
The Fresh Market, Inc.*	1,700	59,381
Tootsie Roll Industries, Inc.	811	22,700
TreeHouse Foods, Inc.*	1,614	129,927
United Natural Foods, Inc.*	1,800	110,628
Village Super Market, Inc., Class A	268	6,105
Weis Markets, Inc.	466	18,188

		1,187,133

Forest Products & Paper — 0.6%
Clearwater Paper Corp.*	778	46,766
Deltic Timber Corp.	392	24,429
KapStone Paper and Packaging Corp.*	3,240	90,623
Neenah Paper, Inc.	574	30,697
Orchids Paper Products Co.	400	9,824
P.H. Glatfelter Co.	1,659	36,415
Resolute Forest Products*	2,700	42,228
Schweitzer-Mauduit International, Inc.	1,176	48,581
Wausau Paper Corp.	1,781	14,123
Xerium Technologies, Inc.*	400	5,844

		349,530

Gas — 1.0%
Chesapeake Utilities Corp.	535	22,288
New Jersey Resources Corp.	1,632	82,432
Northwest Natural Gas Co.	1,050	44,363
One Gas, Inc.	2,000	68,500
Piedmont Natural Gas Co., Inc.	3,051	102,300
South Jersey Industries, Inc.	1,140	60,830
Southwest Gas Corp.	1,794	87,153
The Laclede Group, Inc.	1,656	76,839
WGL Holdings, Inc.	1,994	83,987

		628,692

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	1,670	58,016

Healthcare Products — 3.2%
Abaxis, Inc.	829	42,039

	Number of Shares	Value†

Healthcare Products — (continued)
ABIOMED, Inc.*	1,489	$36,972
Accelerate Diagnostics, Inc.*	951	20,427
Accuray, Inc.*	2,738	19,878
Affymetrix, Inc.*	2,371	18,921
AngioDynamics, Inc.*	958	13,144
AtriCure, Inc.*	1,200	17,664
Atrion Corp.	37	11,285
BioTelemetry, Inc.*	800	5,368
Cantel Medical Corp.	1,275	43,835
Cardiovascular Systems, Inc.*	1,200	28,356
Cepheid, Inc.*	2,680	118,000
Cerus Corp.*	3,600	14,436
CONMED Corp.	1,003	36,951
CryoLife, Inc.	1,399	13,808
Cyberonics, Inc.*	1,032	52,797
Cynosure, Inc., Class A*	694	14,574
DexCom, Inc.*	2,642	105,654
Endologix, Inc.*	2,298	24,359
Exactech, Inc.*	209	4,784
GenMark Diagnostics, Inc.*	1,200	10,764
Genomic Health, Inc.*	509	14,410
Globus Medical, Inc.*	2,600	51,142
Greatbatch, Inc.*	993	42,312
Haemonetics Corp.*	1,946	67,954
Hanger, Inc.*	1,408	28,892
HeartWare International, Inc.*	689	53,487
ICU Medical, Inc.*	479	30,742
Insulet Corp.*	2,146	79,080
Integra LifeSciences Holdings Corp.*	1,026	50,931
Invacare Corp.	1,190	14,054
K2M Group Holdings, Inc.*	600	8,658
LDR Holding Corp.*	700	21,791
Luminex Corp.*	1,353	26,384
Masimo Corp.*	1,904	40,517
Merge Healthcare, Inc.*	1,657	3,645
Meridian Bioscience, Inc.	1,760	31,134
Merit Medical Systems, Inc.*	1,875	22,275
MiMedx Group, Inc.*	3,200	22,816
Nanostring Technologies, Inc.*	600	6,564
Natus Medical, Inc.*	1,175	34,674
Navidea Biopharmaceuticals, Inc.*	6,000	7,920
NuVasive, Inc.*	1,706	59,488
NxStage Medical, Inc.*	2,284	29,989
OraSure Technologies, Inc.*	2,201	15,891
Orthofix International N.V.	671	20,774
PhotoMedex, Inc.*	700	4,340
Quidel Corp.*	1,051	28,240
Rockwell Medical, Inc.*	1,800	16,452
Spectranetics Corp.*	1,365	36,268
STAAR Surgical Co.*	1,400	14,882
STERIS Corp.	2,132	115,043
SurModics, Inc.*	773	14,038
Symmetry Medical, Inc.*	1,744	17,597
Tandem Diabetes Care, Inc.*	400	5,368
The Female Health Co.	904	3,155
Thoratec Corp.*	2,200	58,806

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Tornier N.V.	1,200	$28,680
Unilife Corp.*	3,410	7,826
Utah Medical Products, Inc.	200	9,752
Vascular Solutions, Inc.*	483	11,930
Volcano Corp.*	1,964	20,897
West Pharmaceutical Services, Inc.	2,578	115,391
Wright Medical Group, Inc.*	1,861	56,388
Zeltiq Aesthetics, Inc.*	1,100	24,893

		2,029,486

Healthcare Services — 1.5%
Acadia Healthcare Co., Inc.*	1,500	72,750
Addus Homecare Corp.*	400	7,840
Air Methods Corp.*	1,487	82,603
Alliance Healthcare Services, Inc.*	200	4,522
Almost Family, Inc.*	177	4,809
Amedisys, Inc.*	806	16,257
Amsurg Corp.*	1,623	81,231
Bio-Reference Labs, Inc.*	1,007	28,257
Capital Senior Living Corp.*	1,036	21,994
Five Star Quality Care, Inc.*	2,500	9,425
Gentiva Health Services, Inc.*	1,123	18,844
HealthSouth Corp.	3,136	115,719
Healthways, Inc.*	1,258	20,153
IPC The Hospitalist Co., Inc.*	647	28,979
Kindred Healthcare, Inc.	2,486	48,228
LHC Group, Inc.*	382	8,862
Magellan Health Services, Inc.*	1,041	56,974
Molina Healthcare, Inc.*	1,168	49,406
National Healthcare Corp.	406	22,537
NeoStem, Inc.*	1,400	7,742
RadNet, Inc.*	1,500	9,930
Select Medical Holdings Corp.	3,100	37,293
Skilled Healthcare Group, Inc., Class A*	561	3,703
Surgical Care Affiliates, Inc.*	400	10,692
The Ensign Group, Inc.	740	25,752
Triple-S Management Corp., Class B*	691	13,751
U.S. Physical Therapy, Inc.	591	20,916
Universal American Corp.*	1,780	14,311
WellCare Health Plans, Inc.*	1,726	104,147

		947,627

Holding Companies — 0.1%
Harbinger Group, Inc.*	3,375	44,280
National Bank Holdings Corp.	1,700	32,504

		76,784

Home Builders — 0.7%
Beazer Homes USA, Inc.*	924	15,505
Cavco Industries, Inc.*	369	25,092
Hovnanian Enterprises, Inc., Class A*	4,810	17,653
Installed Building Products, Inc.*	600	8,430
KB Home	3,400	50,796
LGI Homes, Inc.*	400	7,344
M/I Homes, Inc.*	836	16,569
MDC Holdings, Inc.	1,500	37,980
Meritage Homes Corp.*	1,490	52,895
Standard Pacific Corp.*	5,590	41,869

	Number of Shares	Value†

Home Builders — (continued)
The New Home Co., Inc.*	600	$8,100
The Ryland Group, Inc.	1,746	58,037
TRI Pointe Homes, Inc.*	5,700	73,758
UCP, Inc., Class A*	500	5,975
WCI Communities, Inc.*	400	7,376
William Lyon Homes, Class A*	600	13,260
Winnebago Industries, Inc.*	1,122	24,426

		465,065

Home Furnishings — 0.5%
American Woodmark Corp.*	369	13,601
Daktronics, Inc.	1,209	14,859
DTS, Inc.*	703	17,751
Ethan Allen Interiors, Inc.	1,028	23,438
Flexsteel Industries, Inc.	200	6,746
iRobot Corp.*	1,082	32,947
Kimball International, Inc., Class B	1,244	18,722
La-Z-Boy, Inc.	1,962	38,828
Norcraft Cos, Inc.*	500	7,975
Select Comfort Corp.*	2,072	43,346
Skullcandy, Inc.*	407	3,171
TiVo, Inc.*	3,955	50,604
Universal Electronics, Inc.*	700	34,559
VOXX International Corp.*	825	7,673

		314,220

Hotels & Resorts — 0.1%
Caesars Entertainment Corp.*	2,000	25,160
La Quinta Holdings Inc*	1,800	34,182

		59,342

Household Products & Wares — 0.4%
ACCO Brands Corp.*	4,393	30,312
Central Garden & Pet Co., Class A*	1,202	9,664
CSS Industries, Inc.	212	5,141
Helen of Troy Ltd.*	1,095	57,509
Prestige Brands Holdings, Inc.*	1,972	63,834
Tumi Holdings, Inc.*	1,800	36,630
WD-40 Co.	446	30,310

		233,400

Housewares — 0.0%
Libbey, Inc.*	800	21,008
Lifetime Brands, Inc.	200	3,062

		24,070

Insurance — 2.9%
Ambac Financial Group, Inc.*	1,700	37,570
American Equity Investment Life Holding Co.	2,876	65,803
AMERISAFE, Inc.	708	27,690
AmTrust Financial Services, Inc.	967	38,506
Argo Group International Holdings Ltd.	1,041	52,373
Atlas Financial Holdings, Inc.*	400	5,536
Baldwin & Lyons, Inc., Class B	325	8,027
Citizens, Inc.*	1,466	9,470
CNO Financial Group, Inc.	7,893	133,865
Crawford & Co., Class B	1,538	12,688
Donegal Group, Inc., Class A	283	4,347

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
eHealth, Inc.*	720	$17,374
EMC Insurance Group, Inc.	100	2,888
Employers Holdings, Inc.	1,282	24,678
Enstar Group Ltd.*	274	37,352
Essent Group Ltd.*	1,700	36,397
FBL Financial Group, Inc., Class A	327	14,617
Federated National Holding Co.	500	14,045
Fidelity & Guaranty Life	500	10,675
First American Financial Corp.	4,173	113,172
Global Indemnity PLC	383	9,663
Greenlight Capital Re, Ltd., Class A*	1,128	36,558
Hallmark Financial Services, Inc.*	255	2,629
HCI Group, Inc.	300	10,797
Hilltop Holdings, Inc.*	2,792	55,980
Horace Mann Educators Corp.	1,509	43,022
Infinity Property & Casualty Corp.	420	26,884
Kansas City Life Insurance Co.	73	3,238
Kemper Corp.	1,800	61,470
Maiden Holdings Ltd.	2,268	25,129
Meadowbrook Insurance Group, Inc.	1,518	8,880
MGIC Investment Corp.*	12,827	100,179
Montpelier Re Holdings Ltd.	1,507	46,853
National General Holdings Corp.	1,500	25,335
National Interstate Corp.	402	11,216
National Western Life Insurance Co.,Class A	52	12,844
NMI Holdings, Inc., Class A*	2,100	18,165
OneBeacon Insurance Group Ltd., Class A	1,100	16,951
Platinum Underwriters Holdings Ltd.	1,056	64,279
Primerica, Inc.	2,100	101,262
Radian Group, Inc.	6,803	97,011
RLI Corp.	1,722	74,545
Safety Insurance Group, Inc.	582	31,376
Selective Insurance Group, Inc.	2,175	48,154
State Auto Financial Corp.	776	15,916
Stewart Information Services Corp.	808	23,715
Symetra Financial Corp.	2,900	67,657
The Navigators Group, Inc.*	395	24,292
The Phoenix Cos., Inc.*	146	8,185
Third Point Reinsurance Ltd.	2,300	33,465
United Fire Group, Inc.	680	18,884
United Insurance Holdings Corp.	800	12,000
Universal Insurance Holdings, Inc.	1,251	16,175

		1,819,782

Internet — 2.3%
1-800-Flowers.com, Inc., Class A*	737	5,299
Angie’s List, Inc.*	1,600	10,192
Bankrate, Inc.*	2,723	30,933
Barracuda Networks, Inc.*	200	5,130
Bazaarvoice, Inc.*	1,900	14,041
Blucora, Inc.*	1,496	22,799
Blue Nile, Inc.*	439	12,533
Boingo Wireless, Inc.*	900	6,417
Brightcove, Inc.*	1,200	6,696
BroadSoft, Inc.*	1,261	26,531
ChannelAdvisor Corp.*	900	14,760
Chegg, Inc.*	3,100	19,344

	Number of Shares	Value†

Internet — (continued)
Cinedigm Corp., Class A*	2,500	$3,875
Cogent Communications Group, Inc.	1,819	61,137
comScore, Inc.*	1,359	49,481
Constant Contact, Inc.*	1,165	31,618
Conversant, Inc.*	2,390	81,858
Coupons.com, Inc.*	500	5,980
CyrusOne, Inc.	1,300	31,252
Dealertrack Technologies, Inc.*	2,096	90,987
Dice Holdings, Inc.*	1,163	9,746
Endurance International Group Holdings, Inc.*	1,400	22,778
ePlus, Inc.*	174	9,753
FTD Cos, Inc.*	818	27,902
Global Eagle Entertainment, Inc.*	1,500	16,830
Global Sources Ltd.	316	2,120
Grubhub, Inc.*	400	13,696
HealthStream, Inc.*	900	21,609
Internap Network Services Corp.*	1,921	13,255
IntraLinks Holdings, Inc.*	1,700	13,770
Limelight Networks, Inc.*	1,172	2,737
Lionbridge Technologies, Inc.*	2,243	10,094
Liquidity Services, Inc.*	1,035	14,231
Marketo, Inc.*	1,100	35,530
ModusLink Global Solutions, Inc.*	945	3,374
Move, Inc.*	1,179	24,712
New Media Investment Group, Inc.	1,300	21,619
NIC, Inc.	2,629	45,271
Orbitz Worldwide, Inc.*	1,476	11,616
Overstock.com, Inc.*	571	9,627
Perficient, Inc.*	1,245	18,663
Q2 Holdings, Inc.*	600	8,400
QuinStreet, Inc.*	1,815	7,532
ReachLocal, Inc.*	200	722
RealNetworks, Inc.*	515	3,579
Reis, Inc.	400	9,436
RetailMeNot, Inc.*	1,300	21,008
Rightside Group Ltd.*	260	2,535
RingCentral, Inc., Class A*	1,200	15,252
Safeguard Scientifics, Inc.*	1,050	19,320
Sapient Corp.*	4,152	58,128
Shutterfly, Inc.*	1,390	67,749
Shutterstock, Inc.*	600	42,828
SPS Commerce, Inc.*	700	37,205
Stamps.com, Inc.*	462	14,673
TechTarget, Inc.*	500	4,295
TeleCommunication Systems, Inc., Class A*	1,400	3,906
Textura Corp.*	800	21,120
Travelzoo, Inc.*	311	4,821
Trulia, Inc.*	1,486	72,665
Unwired Planet, Inc.*	1,950	3,627
VASCO Data Security International, Inc.*	828	15,550
VirnetX Holding Corp.*	1,583	9,498
Web.com Group, Inc.*	2,000	39,920
WebMD Health Corp.*	1,486	62,130
Wix.com Ltd.*	300	4,875
XO Group, Inc.*	1,359	15,234

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Zendesk, Inc.*	400	$8,636
Zix Corp.*	3,548	12,134

		1,466,574

Investment Companies — 0.1%
Arlington Asset Investment Corp., Class A	900	22,869
Caesars Acquisition Co., Class A*	1,900	17,993

		40,862

Iron & Steel — 0.2%
AK Steel Holding Corp.*	5,300	42,453
Commercial Metals Co.	4,100	69,987
Schnitzer Steel Industries, Inc., Class A	900	21,645
Shiloh Industries, Inc.*	400	6,804
Universal Stainless & Alloy Products, Inc.*	333	8,778

		149,667

Leisure Time — 0.6%
Arctic Cat, Inc.	444	15,460
Black Diamond, Inc.*	1,300	9,828
Brunswick Corp.	3,368	141,928
Callaway Golf Co.	2,746	19,881
ClubCorp Holdings, Inc.	800	15,864
Diamond Resorts International, Inc.*	1,400	31,864
Escalade, Inc.	600	7,236
Fox Factory Holding Corp.*	500	7,750
Interval Leisure Group, Inc.	1,416	26,975
Johnson Outdoors, Inc.	200	5,180
Life Time Fitness, Inc.*	1,459	73,592
Malibu Boats, Inc., Class A*	500	9,260
Marine Products Corp.	160	1,262
Nautilus, Inc.*	1,300	15,561

		381,641

Lodging — 0.1%
Boyd Gaming Corp.*	3,000	30,480
Intrawest Resorts Holdings, Inc.*	1,000	9,670
Monarch Casino & Resort, Inc.*	185	2,203
Morgans Hotel Group Co.*	1,494	12,057
The Marcus Corp.	933	14,741

		69,151

Machinery — Construction & Mining — 0.1%
Astec Industries, Inc.	698	25,456
Hyster-Yale Materials Handling, Inc.	444	31,799

		57,255

Machinery — Diversified — 1.0%
Alamo Group, Inc.	317	12,997
Albany International Corp., Class A	1,132	38,533
Altra Industrial Motion Corp.	1,003	29,247
Applied Industrial Technologies, Inc.	1,482	67,653
Briggs & Stratton Corp.	1,936	34,887
Chart Industries, Inc.*	1,177	71,950
Cognex Corp.*	3,314	133,455
Columbus McKinnon Corp.	685	15,063
DXP Enterprises, Inc.*	522	38,461
Global Power Equipment Group, Inc.	900	13,410
Hurco Cos., Inc.	200	7,532
Intevac, Inc.*	800	5,336

	Number of Shares	Value†

Machinery — Diversified — (continued)
Kadant, Inc.	499	$19,486
Lindsay Corp.	453	33,862
Manitex International, Inc.*	500	5,645
NACCO Industries, Inc., Class A	222	11,040
Power Solutions International, Inc.*	100	6,900
Tennant Co.	736	49,378
The ExOne Co.*	500	10,445
The Gorman-Rupp Co.	751	22,560
Twin Disc, Inc.	235	6,336

		634,176

Media — 1.0%
A.H. Belo Corp., Class A	1,100	11,737
Central European Media Enterprises Ltd., Class A	3,100	6,975
Crown Media Holdings, Inc., Class A*	217	694
Cumulus Media, Inc., Class A*	5,200	20,956
Daily Journal Corp.*	2	361
Demand Media, Inc.*	260	2,301
Dex Media, Inc.*	700	6,692
E.W. Scripps Co., Class A*	1,206	19,670
Entercom Communications Corp., Class A*	1,400	11,242
Entravision Communications Corp., Class A	2,800	11,088
Gray Television, Inc.*	2,000	15,760
Hemisphere Media Group, Inc.*	600	6,396
Houghton Mifflin Harcourt Co.*	4,300	83,592
Journal Communications, Inc., Class A*	1,784	15,039
Lee Enterprises, Inc.*	1,700	5,746
Martha Stewart Living Omnimedia, Inc., Class A*	562	2,023
Media General, Inc., Class A*	2,200	28,842
Meredith Corp.	1,200	51,360
Nexstar Broadcasting Group, Class A	1,100	44,462
Saga Communications, Inc.	133	4,466
Scholastic Corp.	956	30,898
Sinclair Broadcast Group, Inc., Class A	2,417	63,060
The McClatchy Co., Class A*	2,400	8,064
The New York Times Co., Class A	5,321	59,702
Time, Inc.*	4,300	100,749
World Wrestling Entertainment, Inc., Class A	1,314	18,094

		629,969

Metal Fabricate/Hardware — 0.9%
A.M. Castle & Co.*	435	3,715
Ampco-Pittsburgh Corp.	214	4,280
CIRCOR International, Inc.	735	49,488
Dynamic Materials Corp.	690	13,144
Furmanite Corp.*	1,354	9,153
Global Brass & Copper Holdings, Inc.	600	8,802
Haynes International, Inc.	564	25,938
L.B. Foster Co., Class A	366	16,814
Mueller Industries, Inc.	2,188	62,446
Mueller Water Products, Inc., Class A	6,192	51,270
NN, Inc.	700	18,704
Northwest Pipe Co.*	483	16,470
Olympic Steel, Inc.	231	4,752
Omega Flex, Inc.	59	1,148
RBC Bearings, Inc.	937	53,128

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — (continued)
Rexnord Corp.*	3,000	$85,350
RTI International Metals, Inc.*	1,113	27,447
Sun Hydraulics Corp.	859	32,290
Worthington Industries, Inc.	1,984	73,844

		558,183

Mining — 0.8%
Allied Nevada Gold Corp.*	4,000	13,240
Century Aluminum Co.*	1,754	45,551
Coeur Mining, Inc.*	3,828	18,987
Globe Specialty Metals, Inc.	2,414	43,911
Gold Resource Corp.	1,300	6,656
Hecla Mining Co.	12,817	31,786
Horsehead Holding Corp.*	1,983	32,779
Kaiser Aluminum Corp.	716	54,573
Materion Corp.	857	26,284
Molycorp, Inc.*	5,800	6,902
Noranda Aluminium Holding Corp.	2,500	11,300
Ring Energy, Inc.*	800	11,792
Stillwater Mining Co.*	4,524	67,996
United States Lime & Minerals, Inc.	29	1,686
US Silica Holdings, Inc.	1,900	118,769

		492,212

Miscellaneous Manufacturing — 1.8%
Actuant Corp., Class A	2,806	85,639
American Railcar Industries, Inc.	400	29,568
AZZ, Inc.	976	40,768
Barnes Group, Inc.	2,065	62,673
Blount International, Inc.*	1,995	30,184
Chase Corp.	200	6,224
CLARCOR, Inc.	1,798	113,418
EnPro Industries, Inc.*	917	55,506
Fabrinet*	1,500	21,900
Federal Signal Corp.	2,343	31,021
FreightCar America, Inc.	570	18,981
GP Strategies Corp.*	696	19,989
Handy & Harman Ltd.*	200	5,252
Harsco Corp.	3,200	68,512
Hillenbrand, Inc.	2,374	73,333
John Bean Technologies Corp.	1,229	34,572
Koppers Holdings, Inc.	820	27,191
LSB Industries, Inc.*	749	26,747
Lydall, Inc.*	600	16,206
Movado Group, Inc.	760	25,126
Myers Industries, Inc.	1,125	19,845
NL Industries, Inc.	90	662
Park-Ohio Holdings Corp.	400	19,144
Polypore International, Inc.*	1,800	70,038
Proto Labs, Inc.*	900	62,100
Raven Industries, Inc.	1,346	32,842
Smith & Wesson Holding Corp.*	2,179	20,570
Standex International Corp.	500	37,070
Sturm Ruger & Co., Inc.	819	39,877
Tredegar Corp.	1,061	19,533
TriMas Corp.*	1,795	43,672

		1,158,163

	Number of Shares	Value†

Office & Business Equipment — 0.0%
Eastman Kodak Co.*	800	$17,576
Office Furnishings — 0.4%
Herman Miller, Inc.	2,232	66,625
HNI Corp.	1,543	55,533
Interface, Inc.	2,595	41,883
Knoll, Inc.	1,953	33,806
Steelcase, Inc., Class A	3,131	50,691

		248,538

Oil & Gas — 2.9%
Abraxas Petroleum Corp.*	4,100	21,648
Adams Resources & Energy, Inc.	100	4,429
Alon USA Energy, Inc.	952	13,671
American Eagle Energy Corp.*	1,200	4,884
Apco Oil and Gas International, Inc.	258	3,326
Approach Resources, Inc.*	1,341	19,444
Bill Barrett Corp.*	2,025	44,631
Bonanza Creek Energy, Inc.*	1,300	73,970
BPZ Resources, Inc.*	4,183	7,990
Callon Petroleum Co.*	2,000	17,620
Carrizo Oil & Gas, Inc.*	1,765	94,992
Clayton Williams Energy, Inc.*	217	20,930
Comstock Resources, Inc.	1,987	36,998
Contango Oil & Gas Co.*	703	23,368
Delek US Holdings, Inc.	2,298	76,110
Diamondback Energy, Inc.*	1,500	112,170
Emerald Oil, Inc.*	2,200	13,530
Energy XXI Bermuda Ltd.	3,733	42,370
Evolution Petroleum Corp.	500	4,590
EXCO Resources, Inc.	6,375	21,292
Forest Oil Corp.*	3,900	4,563
FX Energy, Inc.*	1,389	4,223
Gastar Exploration, Inc.*	2,600	15,262
Goodrich Petroleum Corp.*	1,281	18,984
Halcon Resources Corp.*	9,876	39,109
Harvest Natural Resources, Inc.*	1,400	5,138
Hercules Offshore, Inc.*	6,105	13,431
Isramco, Inc.*	21	2,565
Jones Energy, Inc.*	600	11,268
Kodiak Oil & Gas Corp.*	10,300	139,771
Magnum Hunter Resources Corp.*	7,500	41,775
Matador Resources Co.*	2,900	74,965
Midstates Petroleum Co., Inc.*	1,100	5,555
Miller Energy Resources, Inc.*	1,900	8,360
Northern Oil & Gas, Inc.*	2,253	32,038
Panhandle Oil and Gas, Inc., Class A	317	18,925
Parker Drilling Co.*	5,217	25,772
Parsley Energy, Inc., Class A*	2,000	42,660
PDC Energy, Inc.*	1,412	71,009
Penn Virginia Corp.*	2,412	30,656
PetroQuest Energy, Inc.*	1,539	8,649
Quicksilver Resources, Inc.*	4,600	2,773
Resolute Energy Corp.*	3,000	18,810
Rex Energy Corp.*	1,800	22,806
Rosetta Resources, Inc.*	2,237	99,681
RSP Permian, Inc.*	900	23,004

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Sanchez Energy Corp.*	1,900	$49,894
Stone Energy Corp.*	2,079	65,197
Swift Energy Co.*	1,889	18,134
Synergy Resources Corp.*	2,500	30,475
Transatlantic Petroleum Ltd.*	1,000	8,990
Trecora Resources*	1,000	12,380
Triangle Petroleum Corp.*	2,800	30,828
Vaalco Energy, Inc.*	2,430	20,655
W&T Offshore, Inc.	1,643	18,073
Warren Resources, Inc.*	3,605	19,106
Western Refining, Inc.	2,037	85,534

		1,798,981

Oil & Gas Services — 1.4%
Basic Energy Services, Inc.*	1,188	25,768
C J Energy Services, Inc.*	1,530	46,741
CARBO Ceramics, Inc.	800	47,384
CHC Group Ltd.*	1,400	7,840
Dawson Geophysical Co.	215	3,909
Exterran Holdings, Inc.	2,300	101,913
Flotek Industries, Inc.*	2,000	52,140
Forum Energy Technologies, Inc.*	2,300	70,403
Geospace Technologies Corp.*	476	16,731
Gulf Island Fabrication, Inc.	518	8,910
Helix Energy Solutions Group, Inc.*	4,101	90,468
Hornbeck Offshore Services, Inc.*	1,378	45,102
ION Geophysical Corp.*	5,465	15,247
Key Energy Services, Inc.*	5,224	25,284
Matrix Service Co.*	987	23,806
Mitcham Industries, Inc.*	300	3,315
Natural Gas Services Group, Inc.*	594	14,298
Newpark Resources, Inc.*	3,512	43,689
North Atlantic Drilling Ltd.	2,800	18,648
Pioneer Energy Services Corp.*	2,650	37,153
SEACOR Holdings, Inc.*	800	59,840
Tesco Corp.	1,400	27,790
TETRA Technologies, Inc.*	2,979	32,233
Thermon Group Holdings, Inc.*	1,100	26,862
Vantage Drilling Co.	9,090	11,544
Willbros Group, Inc.*	1,517	12,637

		869,655

Packaging and Containers — 0.4%
AEP Industries, Inc.*	138	5,226
Berry Plastics Group, Inc.*	3,500	88,340
Graphic Packaging Holding Co.*	11,887	147,759
UFP Technologies, Inc.*	200	4,396

		245,721

Pharmaceuticals — 3.6%
ACADIA Pharmaceuticals, Inc.*	2,800	69,328
AcelRx Pharmaceuticals, Inc.*	900	4,941
Achillion Pharmaceuticals, Inc.*	3,300	32,934
Actinium Pharmaceuticals, Inc.*	800	5,360
Aegerion Pharmaceuticals, Inc.*	1,100	36,718
Aerie Pharmaceuticals, Inc.*	300	6,207
Agios Pharmaceuticals, Inc.*	400	24,540
Akebia Therapeutics, Inc.*	300	6,639

	Number of Shares	Value†

Pharmaceuticals — (continued)
Akorn, Inc.*	2,413	$87,520
Alimera Sciences, Inc.*	1,100	5,962
Ampio Pharmaceuticals, Inc.*	1,200	4,236
Anacor Pharmaceuticals, Inc.*	1,000	24,470
Anika Therapeutics, Inc.*	500	18,330
Antares Pharma, Inc.*	5,200	9,516
Aratana Therapeutics, Inc.*	900	9,036
Array BioPharma, Inc.*	5,848	20,877
Auspex Pharmaceuticals, Inc.*	400	10,268
Auxilium Pharmaceuticals, Inc.*	1,765	52,685
AVANIR Pharmaceuticals, Inc., Class A*	5,777	68,862
Bio-Path Holdings, Inc.*	3,400	6,834
BioDelivery Sciences International, Inc.*	1,300	22,217
BioScrip, Inc.*	2,011	13,896
Cempra, Inc.*	1,200	13,152
ChemoCentryx, Inc.*	1,000	4,500
Chimerix, Inc.*	1,100	30,382
Clovis Oncology, Inc.*	1,000	45,360
Corcept Therapeutics, Inc.*	2,900	7,772
Cytori Therapeutics, Inc.*	3,510	2,373
Depomed, Inc.*	1,883	28,603
Derma Sciences, Inc.*	700	5,831
Durata Therapeutics, Inc.*	500	6,340
Dyax Corp.*	5,020	50,802
Enanta Pharmaceuticals, Inc.*	400	15,828
Endocyte, Inc.*	1,500	9,120
Galectin Therapeutics, Inc.*	800	4,024
Heron Therapeutics, Inc.*	900	7,497
Horizon Pharma PLC*	2,400	29,472
Hyperion Therapeutics, Inc.*	400	10,088
IGI Laboratories, Inc.*	700	6,524
Impax Laboratories, Inc.*	2,837	67,265
Infinity Pharmaceuticals, Inc.*	1,828	24,532
Insys Therapeutics, Inc.*	300	11,634
Intra-Cellular Therapies, Inc.*	800	10,968
Ironwood Pharmaceuticals, Inc.*	4,461	57,792
Isis Pharmaceuticals, Inc.*	4,510	175,123
Keryx Biopharmaceuticals, Inc.*	3,500	48,125
Kindred Biosciences, Inc.*	500	4,625
Lannett Co., Inc.*	997	45,543
MannKind Corp.*	8,904	52,623
Nanoviricides, Inc.*	1,500	4,500
Natural Grocers By Vitamin Cottage, Inc.*	400	6,512
Nature’s Sunshine Products, Inc.	200	2,966
Nektar Therapeutics*	4,833	58,334
Neogen Corp.*	1,502	59,329
Neurocrine Biosciences, Inc.*	2,777	43,516
Northwest Biotherapeutics, Inc.*	1,600	8,048
Nutraceutical International Corp.*	196	4,098
Ohr Pharmaceutical, Inc.*	1,000	7,250
Omega Protein Corp.*	500	6,250
Ophthotech Corp.*	600	23,358
OPKO Health, Inc.*	7,176	61,068
Orexigen Therapeutics, Inc.*	4,188	17,841
Osiris Therapeutics, Inc.*	773	9,732
Pacira Pharmaceuticals, Inc.*	1,300	125,996

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Pain Therapeutics, Inc.*	1,200	$4,692
Pernix Therapeutics Holdings, Inc.*	1,500	11,520
PharMerica Corp.*	1,220	29,805
Phibro Animal Health Corp., Class A	700	15,687
Portola Pharmaceuticals, Inc.*	1,500	37,920
POZEN, Inc.	1,002	7,355
Progenics Pharmaceuticals, Inc.*	2,601	13,499
Raptor Pharmaceutical Corp.*	2,600	24,934
Receptos, Inc.*	600	37,266
Relypsa, Inc.*	700	14,763
Repros Therapeutics, Inc.*	900	8,910
Revance Therapeutics, Inc.*	400	7,732
Sagent Pharmaceuticals, Inc.*	700	21,770
Sarepta Therapeutics, Inc.*	1,400	29,540
Sciclone Pharmaceuticals, Inc.*	2,277	15,689
Sucampo Pharmaceuticals, Inc., Class A*	171	1,111
Supernus Pharmaceuticals, Inc.*	1,400	12,166
Synageva BioPharma Corp.*	800	55,024
Synergy Pharmaceuticals, Inc.*	4,300	11,975
Synta Pharmaceuticals Corp.*	1,921	5,782
Synutra International, Inc.*	311	1,409
TESARO, Inc.*	600	16,152
Tetraphase Pharmaceuticals, Inc.*	900	17,955
TG Therapeutics, Inc.*	1,200	12,804
TherapeuticsMD, Inc.*	3,200	14,848
Threshold Pharmaceuticals, Inc.*	2,000	7,220
USANA Health Sciences, Inc.*	224	16,500
Vanda Pharmaceuticals, Inc.*	1,241	12,882
Vital Therapies, Inc.*	300	6,123
VIVUS, Inc.*	3,770	14,552
Xencor, Inc.*	900	8,379
XenoPort, Inc.*	1,927	10,367
Zogenix, Inc.*	4,600	5,290

		2,267,693

Pipelines — 0.3%
Primoris Services Corp.	1,290	34,624
SemGroup Corp.	1,500	124,905

		159,529

Real Estate — 0.4%
Alexander & Baldwin, Inc.	1,800	64,746
AV Homes, Inc.*	195	2,857
Consolidated-Tomoka Land Co.	124	6,085
Forestar Group, Inc.*	1,163	20,608
HFF, Inc., Class A*	1,400	40,530
Kennedy-Wilson Holdings, Inc.	2,681	64,237
Marcus & Millichap, Inc.*	100	3,026
RE/MAX Holdings, Inc., Class A	400	11,892
The St. Joe Co.*	2,500	49,825

		263,806

Retail — 5.5%
Aeropostale, Inc.*	3,184	10,475
America’s Car-Mart, Inc.*	227	8,987
American Eagle Outfitters, Inc.	7,600	110,352
ANN, Inc.*	1,785	73,417
Asbury Automotive Group, Inc.*	1,049	67,577

	Number of Shares	Value†

Retail — (continued)
Barnes & Noble, Inc.*	1,400	$27,636
bebe Stores, Inc.	1,517	3,519
Big 5 Sporting Goods Corp.	581	5,444
Biglari Holdings, Inc.*	70	23,783
BJ’s Restaurants, Inc.*	1,020	36,710
Bloomin’ Brands, Inc.*	3,000	55,020
Bob Evans Farms, Inc.	842	39,860
Bravo Brio Restaurant Group, Inc.*	500	6,485
Brown Shoe Co., Inc.	1,654	44,873
Buffalo Wild Wings, Inc.*	747	100,300
Build-A-Bear Workshop, Inc.*	700	9,156
Burlington Stores, Inc.*	1,200	47,832
Carrols Restaurant Group, Inc.*	1,713	12,179
Casey’s General Stores, Inc.	1,340	96,078
Cash America International, Inc.	1,125	49,275
Christopher & Banks Corp.*	1,500	14,835
Chuy’s Holdings, Inc.*	600	18,834
Citi Trends, Inc.*	503	11,116
Conn’s, Inc.*	1,104	33,418
Cracker Barrel Old Country Store, Inc.	724	74,710
Del Frisco’s Restaurant Group, Inc.*	1,000	19,140
Denny’s Corp.*	3,552	24,971
Destination Maternity Corp.	578	8,924
Destination XL Group, Inc.*	1,500	7,080
DineEquity, Inc.	671	54,747
Einstein Noah Restaurant Group, Inc.	684	13,789
Express, Inc.*	3,154	49,234
Ezcorp, Inc., Class A*	1,766	17,501
Fiesta Restaurant Group, Inc.*	913	45,358
First Cash Financial Services, Inc.*	1,162	65,049
Five Below, Inc.*	2,100	83,181
Francesca’s Holdings Corp.*	1,658	23,096
Fred’s, Inc., Class A	1,431	20,034
Genesco, Inc.*	895	66,901
Group 1 Automotive, Inc.	907	65,948
Guess?, Inc.	2,400	52,728
Haverty Furniture Cos., Inc.	950	20,700
hhgregg, Inc.*	662	4,177
Hibbett Sports, Inc.*	955	40,712
HSN, Inc.	1,279	78,492
Ignite Restaurant Group, Inc.*	300	1,800
Jack in the Box, Inc.	1,414	96,421
Jamba, Inc.*	940	13,367
Kirkland’s, Inc.*	427	6,879
Krispy Kreme Doughnuts, Inc.*	2,622	44,993
Lands’ End, Inc.*	700	28,784
Lithia Motors, Inc., Class A	894	67,667
Lumber Liquidators Holdings, Inc.*	1,033	59,274
MarineMax, Inc.*	1,000	16,850
Mattress Firm Holding Corp.*	500	30,030
Nathan’s Famous, Inc.*	100	6,769
New York & Co., Inc.*	583	1,766
Noodles & Co.*	300	5,757
Office Depot, Inc.*	20,810	106,963
Pacific Sunwear of California, Inc.*	2,100	3,780
Papa John’s International, Inc.	1,010	40,390

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
PC Connection, Inc.*	565	$12,131
PetMed Express, Inc.	1,113	15,137
Pier 1 Imports, Inc.	3,644	43,327
Popeyes Louisiana Kitchen, Inc.*	959	38,839
Potbelly Corp.*	300	3,498
Pricesmart, Inc.	731	62,603
Red Robin Gourmet Burgers, Inc.*	520	29,588
Regis Corp.	1,832	29,239
Restoration Hardware Holdings, Inc.*	1,200	95,460
Roundy’s, Inc.	900	2,691
Ruby Tuesday, Inc.*	2,213	13,035
Rush Enterprises, Inc., Class A*	1,435	48,001
Ruth’s Hospitality Group, Inc.	1,695	18,713
Sears Hometown and Outlet Stores, Inc.*	300	4,650
Shoe Carnival, Inc.	758	13,500
Sonic Automotive, Inc., Class A	1,534	37,598
Sonic Corp.*	2,132	47,671
Stage Stores, Inc.	1,381	23,629
Stein Mart, Inc.	1,261	14,565
Systemax, Inc.*	262	3,267
Texas Roadhouse, Inc.	2,470	68,765
The Bon-Ton Stores, Inc.	500	4,180
The Buckle, Inc.	1,049	47,614
The Cato Corp., Class A	1,104	38,044
The Cheesecake Factory, Inc.	1,816	82,628
The Children’s Place Retail Stores, Inc.	894	42,608
The Container Store Group, Inc.*	600	13,062
The Finish Line, Inc., Class A	1,793	44,879
The Men’s Wearhouse, Inc.	1,856	87,640
The Pantry, Inc.*	954	19,299
The Pep Boys - Manny, Moe, & Jack*	2,305	20,538
Tile Shop Holdings, Inc.*	1,300	12,025
Tilly’s, Inc.*	400	3,008
Tuesday Morning Corp.*	1,629	31,611
Vera Bradley, Inc.*	800	16,544
Vitamin Shoppe, Inc.*	1,200	53,268
West Marine, Inc.*	664	5,976
Winmark Corp.	100	7,350
Zoe’s Kitchen, Inc.*	200	6,152
Zumiez, Inc.*	703	19,754

		3,457,210

Savings & Loans — 1.6%
Astoria Financial Corp.	3,201	39,660
Banc of California, Inc.	800	9,304
Bank Mutual Corp.	2,432	15,589
BankFinancial Corp.	609	6,321
BBX Capital Corp.*	400	6,972
Beneficial Mutual Bancorp, Inc.*	1,249	15,962
Berkshire Hills Bancorp, Inc.	1,102	25,886
BofI Holding, Inc.*	500	36,355
Brookline Bancorp, Inc.	3,222	27,548
Capitol Federal Financial, Inc.	5,600	66,192
Charter Financial Corp.	900	9,630
Clifton Bancorp, Inc.	1,146	14,428
Dime Community Bancshares, Inc.	1,030	14,832
ESB Financial Corp.	232	2,710

	Number of Shares	Value†

Savings & Loans — (continued)
EverBank Financial Corp.	3,600	$63,576
First Defiance Financial Corp.	300	8,103
First Financial Northwest, Inc.	600	6,126
Flagstar Bancorp, Inc.*	800	13,464
Flushing Financial Corp.	1,338	24,445
Fox Chase Bancorp, Inc.	420	6,850
Home Loan Servicing Solutions Ltd.	2,800	59,332
Homestreet, Inc.	600	10,254
HomeTrust Bancshares, Inc.*	900	13,149
Investors Bancorp, Inc.	12,955	131,234
Kearny Financial Corp.*	852	11,357
Meridian Bancorp, Inc.*	1,074	11,342
Meta Financial Group, Inc.	200	7,052
Northfield Bancorp, Inc.	2,193	29,869
Northwest Bancshares, Inc.	3,775	45,678
OceanFirst Financial Corp.	327	5,203
Oritani Financial Corp.	1,718	24,207
Pacific Premier Bancorp, Inc.*	700	9,835
Provident Financial Services, Inc.	2,403	39,337
Sterling Bancorp, Inc.	2,727	34,878
Territorial Bancorp, Inc.	243	4,931
United Community Financial Corp.	1,700	7,956
United Financial Bancorp, Inc.	2,131	27,042
Washington Federal, Inc.	4,000	81,440
Waterstone Financial, Inc.	1,500	17,325
WSFS Financial Corp.	357	25,565

		1,010,939

Semiconductors — 3.3%
Alpha & Omega Semiconductor Ltd.*	400	3,760
Ambarella, Inc.*	1,000	43,670
Amkor Technology, Inc.*	3,211	27,005
Applied Micro Circuits Corp.*	2,958	20,706
Axcelis Technologies, Inc.*	6,100	12,139
Brooks Automation, Inc.	2,477	26,033
Cabot Microelectronics Corp.*	961	39,833
Cascade Microtech, Inc.*	700	7,091
Cavium, Inc.*	2,079	103,389
CEVA, Inc.*	671	9,018
Cirrus Logic, Inc.*	2,481	51,729
Cohu, Inc.	904	10,821
Cypress Semiconductor Corp.	6,200	61,225
Diodes, Inc.*	1,399	33,464
DSP Group, Inc.*	557	4,941
Emulex Corp.*	3,706	18,308
Entegris, Inc.*	5,270	60,605
Entropic Communications, Inc.*	3,832	10,193
Exar Corp.*	1,532	13,711
Fairchild Semiconductor International, Inc.*	4,900	76,097
FormFactor, Inc.*	2,172	15,573
Gerber Scientific, Inc.~	500	0
GSl Group, Inc.*	1,500	17,235
GT Advanced Technologies, Inc.*	5,299	57,388
Inphi Corp.*	1,100	15,818
Integrated Device Technology, Inc.*	5,093	81,233
Integrated Silicon Solution, Inc.	1,000	13,740
International Rectifier Corp.*	2,500	98,100

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Intersil Corp., Class A	5,100	$72,471
IXYS Corp.	1,266	13,293
Kopin Corp.*	1,507	5,124
Lattice Semiconductor Corp.*	4,924	36,930
MaxLinear, Inc., Class A*	1,400	9,632
Micrel, Inc.	1,845	22,195
Microsemi Corp.*	3,693	93,839
MKS Instruments, Inc.	1,996	66,627
Monolithic Power Systems, Inc.	1,367	60,216
Nanometrics, Inc.*	900	13,590
Omnivision Technologies, Inc.*	1,919	50,777
Peregrine Semiconductor Corp.*	1,100	13,607
Pericom Semiconductor Corp.*	646	6,292
Photronics, Inc.*	2,192	17,646
PMC-Sierra, Inc.*	6,900	51,474
Power Integrations, Inc.	1,095	59,032
QLogic Corp.*	3,200	29,312
Quicklogic Corp.*	2,500	7,475
Rambus, Inc.*	4,623	57,695
Rubicon Technology, Inc.*	1,123	4,773
Rudolph Technologies, Inc.*	1,654	14,969
Semtech Corp.*	2,609	70,834
Silicon Image, Inc.*	2,739	13,805
Silicon Laboratories, Inc.*	1,700	69,088
Tessera Technologies, Inc.	2,123	56,429
TriQuint Semiconductor, Inc.*	6,177	117,795
Ultra Clean Holdings, Inc.*	900	8,055
Ultratech, Inc.*	978	22,250
Veeco Instruments, Inc.*	1,393	48,685
Vitesse Semiconductor Corp.*	2,900	10,440
Xcerra Corp.*	2,466	24,142

		2,081,317

Software — 4.7%
2U, Inc.*	600	9,354
ACI Worldwide, Inc.*	4,527	84,926
Actua Corp.*	1,428	22,877
Actuate Corp.*	1,940	7,566
Acxiom Corp.*	2,967	49,104
Advent Software, Inc.	2,035	64,225
Amber Road, Inc.*	600	10,404
American Software, Inc., Class A	593	5,230
Aspen Technology, Inc.*	3,553	134,019
Audience, Inc.*	400	2,960
AVG Technologies NV	1,400	23,212
Benefitfocus, Inc.*	200	5,388
Blackbaud, Inc.	1,750	68,757
Bottomline Technologies, Inc.*	1,545	42,627
Callidus Software, Inc.*	2,000	24,040
Castlight Health, Inc., Class B*	400	5,176
CommVault Systems, Inc.*	1,848	93,139
Computer Programs & Systems, Inc.	447	25,698
Compuware Corp.	8,600	91,246
Cornerstone OnDemand, Inc.*	2,100	72,261
CSG Systems International, Inc.	1,281	33,665
Cvent, Inc.*	800	20,296
Demandware, Inc.*	1,200	61,104

	Number of Shares	Value†

Software — (continued)
Digi International, Inc.*	657	$4,927
Digital River, Inc.*	1,388	20,154
E2open, Inc.*	1,100	10,241
Ebix, Inc.	1,336	18,944
Envestnet, Inc.*	1,300	58,500
EPAM Systems, Inc.*	1,400	61,306
Epiq Systems, Inc.	1,168	20,510
Fair Isaac Corp.	1,088	59,949
Fleetmatics Group PLC	1,500	45,750
Glu Mobile, Inc.*	4,000	20,680
Guidance Software, Inc.*	400	2,692
Guidewire Software, Inc.*	2,400	106,416
Imperva, Inc.*	800	22,984
inContact, Inc.*	2,100	18,259
Infoblox, Inc.*	2,100	30,975
InnerWorkings, Inc.*	1,724	13,947
Interactive Intelligence Group, Inc.*	597	24,955
Jive Software, Inc.*	1,500	8,745
Kofax Ltd.*	3,100	23,994
Luxoft Holding, Inc.*	300	11,160
ManTech International Corp., Class A	1,039	28,001
MedAssets, Inc.*	2,448	50,723
Medidata Solutions, Inc.*	2,088	92,477
MicroStrategy, Inc., Class A*	318	41,607
Model N, Inc.*	300	2,958
Monotype Imaging Holdings, Inc.	1,599	45,284
Omnicell, Inc.*	1,435	39,219
PDF Solutions, Inc.*	1,200	15,132
Pegasystems, Inc.	1,260	24,079
Progress Software Corp.*	1,986	47,485
Proofpoint, Inc.*	1,500	55,710
PROS Holdings, Inc.*	917	23,108
QAD, Inc.	92	1,713
Qlik Technologies, Inc.*	3,441	93,045
Quality Systems, Inc.	1,704	23,464
Rally Software Development Corp.*	1,000	12,010
RealPage, Inc.*	2,000	31,000
Rocket Fuel, Inc.*	800	12,640
Rosetta Stone, Inc.*	1,202	9,676
Sapiens International Corp. N.V.	800	5,920
SciQuest, Inc.*	900	13,536
Seachange International, Inc.*	1,273	8,860
SS&C Technologies Holdings, Inc.*	2,400	105,336
Synchronoss Technologies, Inc.*	1,346	61,620
SYNNEX Corp.*	1,094	70,705
Take-Two Interactive Software, Inc.*	2,944	67,918
Tangoe, Inc.*	1,769	23,970
The Ultimate Software Group, Inc.*	1,016	143,774
Tyler Technologies, Inc.*	1,252	110,677
Verint Systems, Inc.*	2,195	122,064

		2,926,073

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	1,877	65,639
Wesco Aircraft Holdings, Inc.*	2,140	37,236

		102,875

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — 3.1%
8X8, Inc.*	3,400	$22,712
ADTRAN, Inc.	2,205	45,269
Alliance Fiber Optic Products, Inc.	600	7,458
Anixter International, Inc.	1,034	87,725
Aruba Networks, Inc.*	4,213	90,917
Atlantic Tele-Network, Inc.	449	24,201
Black Box Corp.	562	13,106
CalAmp Corp.*	1,400	24,668
Calix, Inc.*	1,487	14,231
Ciena Corp.*	3,900	65,208
Cincinnati Bell, Inc.*	7,785	26,235
Clearfield, Inc.*	400	5,092
Comtech Telecommunications Corp.	552	20,507
Comverse, Inc.*	990	22,107
Consolidated Communications Holdings, Inc.	1,345	33,692
DigitalGlobe, Inc.*	2,869	81,766
EarthLink Holdings Corp.	4,016	13,735
Enventis Corp.	400	7,272
Extreme Networks, Inc.*	3,147	15,074
Fairpoint Communications, Inc.*	600	9,102
Finisar Corp.*	3,821	63,543
General Communication, Inc., Class A*	986	10,757
Gigamon, Inc.*	1,000	10,470
Globalstar, Inc.*	11,000	40,260
Gogo Inc*	2,200	37,092
GTT Communications, Inc.*	800	9,528
Harmonic, Inc.*	4,270	27,072
Hawaiian Telcom Holdco, Inc.*	500	12,845
IDT Corp., Class B	800	12,848
Infinera Corp.*	4,694	50,085
Inteliquent, Inc.	1,526	18,999
Intelsat SA*	1,200	20,568
InterDigital, Inc.	1,494	59,491
Iridium Communications, Inc.*	3,500	30,975
Ixia*	2,113	19,313
KVH Industries, Inc.*	354	4,007
LogMeIn, Inc.*	881	40,588
Loral Space & Communications, Inc.*	546	39,208
Lumos Networks Corp.	782	12,708
MagicJack VocalTec Ltd.	700	6,895
NETGEAR, Inc.*	1,329	41,531
NeuStar, Inc., Class A*	1,900	47,177
NTELOS Holdings Corp.	382	4,064
Numerex Corp.*	800	8,384
Oclaro, Inc.*	3,000	4,290
Oplink Communications, Inc.	635	10,681
ORBCOMM, Inc.*	2,000	11,500
ParkerVision, Inc.*	4,100	4,674
Plantronics, Inc.	1,667	79,649
Polycom, Inc.*	5,500	67,567
Preformed Line Products Co.	45	2,374
Premiere Global Services, Inc.*	1,656	19,822
Procera Networks, Inc.*	700	6,706
RF Micro Devices, Inc.*	10,351	119,451
RigNet, Inc.*	500	20,225

	Number of Shares	Value†

Telecommunications — (continued)
Ruckus Wireless, Inc.*	2,700	$36,072
Shenandoah Telecommunications Co.	859	21,312
ShoreTel, Inc.*	2,281	15,169
Sonus Networks, Inc.*	9,215	31,515
Spok Holdings, Inc.	1,112	14,467
Telenav, Inc.*	300	2,010
Tessco Technologies, Inc.	200	5,798
Ubiquiti Networks, Inc.*	1,200	45,036
ViaSat, Inc.*	1,562	86,097
Vonage Holdings Corp.*	6,100	20,008
Vringo, Inc.*	2,800	2,647
West Corp.	1,500	44,190

		1,929,745

Textiles — 0.2%
Culp, Inc.	300	5,445
G&K Services, Inc., Class A	776	42,975
The Dixie Group, Inc.*	900	7,803
UniFirst Corp.	577	55,732

		111,955

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc.*	584	4,147
LeapFrog Enterprises, Inc.*	2,776	16,628

		20,775

Transportation — 1.9%
Air Transport Services Group, Inc.*	2,085	15,179
Arcbest Corp.	995	37,114
Ardmore Shipping Corp.	800	8,720
Atlas Air Worldwide Holdings, Inc.*	1,048	34,605
Baltic Trading Ltd.	2,200	9,108
Bristow Group, Inc.	1,350	90,720
CAI International, Inc.*	860	16,641
Celadon Group, Inc.	935	18,186
DHT Holdings, Inc.	2,900	17,864
Dorian LPG Ltd.*	400	7,128
Echo Global Logistics, Inc.*	800	18,840
Era Group, Inc.*	800	17,400
Forward Air Corp.	1,196	53,617
Frontline Ltd.	1,200	1,512
GasLog Ltd.	1,700	37,417
Gulfmark Offshore, Inc., Class A	979	30,692
Heartland Express, Inc.	1,967	47,129
Hub Group, Inc., Class A*	1,443	58,485
International Shipholding Corp.	141	2,522
Knight Transportation, Inc.	2,264	62,011
Knightsbridge Tankers Ltd.	1,174	10,390
Marten Transport Ltd.	1,151	20,499
Matson, Inc.	1,600	40,048
Navios Maritime Acq Corp.	3,700	10,027
Navios Maritime Holdings, Inc.	3,200	19,200
Nordic American Tankers Ltd.	3,567	28,358
Patriot Transportation Holding, Inc.*	369	12,516
PHI, Inc.*	593	24,402
Quality Distribution, Inc.*	800	10,224
Roadrunner Transportation Systems, Inc.*	1,000	22,790
Safe Bulkers, Inc.	1,700	11,322

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Saia, Inc.*	961	$47,627
Scorpio Bulkers, Inc.	5,200	30,264
Scorpio Tankers, Inc.	5,900	49,029
Ship Finance International Ltd.	2,284	38,645
Swift Transportation Co.*	3,300	69,234
Teekay Tankers Ltd., Class A	3,193	11,910
Universal Truckload Services, Inc.	100	2,425
UTi Worldwide, Inc.	3,400	36,142
Werner Enterprises, Inc.	1,752	44,150
XPO Logistics, Inc.*	1,841	69,350
YRC Worldwide, Inc.*	1,300	26,416

		1,219,858

Trucking and Leasing — 0.2%
Greenbrier Cos., Inc.	1,047	76,829
TAL International Group, Inc.	1,293	53,336
Textainer Group Holdings Ltd.	812	25,270

		155,435

Water — 0.2%
American States Water Co.	1,524	46,360
Artesian Resources Corp., Class A	113	2,276
California Water Service Group	1,766	39,629
Connecticut Water Service, Inc.	319	10,367
Middlesex Water Co.	531	10,408
PICO Holdings, Inc.*	792	15,800
SJW Corp.	488	13,113
York Water Co.	697	13,940

		151,893

TOTAL COMMON STOCKS (Cost $42,555,242)		55,478,326

REAL ESTATE INVESTMENT TRUSTS — 8.4%
Apartments — 0.2%
American Residential Properties, Inc.*	1,300	23,842
Associated Estates Realty Corp.	2,156	37,752
Campus Crest Communities, Inc.	2,300	14,720
Education Realty Trust, Inc.	4,405	45,283
Silver Bay Realty Trust Corp.	1,637	26,536
Trade Street Residential, Inc.	1,200	8,568

		156,701

Building & Real Estate — 1.4%
Agree Realty Corp.	596	16,318
Altisource Residential Corp.	2,200	52,800
Anworth Mortgage Asset Corp.	5,431	26,014
Apollo Commercial Real Estate Finance, Inc.	1,600	25,136
Ares Commercial Real Estate Corp.	1,000	11,690
Capstead Mortgage Corp.	3,475	42,534
Colony Financial, Inc.	3,616	80,926
CYS Investments, Inc.	5,556	45,781
Dynex Capital, Inc.	2,307	18,641
Getty Realty Corp.	1,163	19,771
Gramercy Property Trust, Inc.	4,800	27,648
Hatteras Financial Corp.	3,800	68,248
Invesco Mortgage Capital, Inc.	4,907	77,138
iStar Financial, Inc.*	3,318	44,793

	Number of Shares	Value†

Building & Real Estate — (continued)
New York Mortgage Trust, Inc.	3,400	$24,582
PennyMac Mortgage Investment Trust	2,692	57,690
Redwood Trust, Inc.	3,377	55,991
Resource Capital Corp.	4,700	22,889
Select Income REIT	1,500	36,075
Starwood Waypoint Residential Trust	1,600	41,616
Sun Communities, Inc.	1,690	85,345

		881,626

Diversified — 0.9%
AG Mortgage Investment Trust, Inc.	1,188	21,146
Armada Hoffler Properties, Inc.	800	7,264
CatchMark Timber Trust, Inc., Class A	700	7,672
CorEnergy Infrastructure Trust, Inc.	1,500	11,220
CoreSite Realty Corp.	700	23,009
DuPont Fabros Technology, Inc.	2,450	66,248
EPR Properties	2,010	101,867
New Residential Investment Corp.	11,200	65,296
New York REIT, Inc.	5,600	57,568
PS Business Parks, Inc.	765	58,247
STAG lndustrial, Inc.	1,600	33,136
The Geo Group, Inc.	2,768	105,793
UMH Properties, Inc.	968	9,196
Whitestone REIT	800	11,152

		578,814

Diversified Financial Services — 0.3%
American Capital Mortgage, Inc.	2,043	38,449
Apollo Residential Mortgage, Inc.	1,332	20,553
ARMOUR Residential REIT, Inc.	14,200	54,670
Owens Realty Mortgage, Inc.	300	4,275
RAIT Financial Trust, Inc.	3,606	26,792
Western Asset Mortgage Capital Corp.	1,597	23,604

		168,343

Forest Products & Paper — 0.1%
Potlatch Corp.	1,578	63,451

Healthcare — 0.8%
American Realty Capital Healthcare Trust, Inc.	6,700	70,216
Aviv REIT, Inc.	800	21,080
CareTrust REIT, Inc.*	740	10,582
Healthcare Realty Trust, Inc.	3,672	86,953
LTC Properties, Inc.	1,317	48,584
Medical Properties Trust, Inc.	6,607	81,002
National Health Investors, Inc.	1,257	71,825
Physicians Realty Trust	1,500	20,580
Sabra Healthcare REIT, Inc.	1,888	45,916
Universal Health Realty Income Trust	520	21,674

		478,412

Hotels & Resorts — 1.7%
Ashford Hospitality Prime, Inc.	864	13,159
Ashford Hospitality Trust, Inc.	2,320	23,710
Belmond Ltd*	3,745	43,667
Chatham Lodging Trust	1,000	23,080
Chesapeake Lodging Trust	2,089	60,894
DiamondRock Hospitality Co.	7,523	95,392

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — (continued)
FelCor Lodging Trust, Inc.	5,018	$46,968
Hersha Hospitality Trust	7,669	48,852
LaSalle Hotel Properties	4,017	137,542
Pebblebrook Hotel Trust	2,409	89,952
RLJ Lodging Trust	5,000	142,350
Ryman Hospitality Properties	1,612	76,248
Strategic Hotels & Resorts, Inc.*	9,612	111,980
Summitt Hotel Properties, Inc.	3,500	37,730
Sunstone Hotel Investors, Inc.	8,032	111,002

		1,062,526

Industrial — 0.6%
Chambers Street Properties	9,300	70,029
DCT Industrial Trust, Inc.	12,882	96,744
EastGroup Properties, Inc.	1,175	71,193
First Industrial Realty Trust, Inc.	4,429	74,895
First Potomac Realty Trust	2,392	28,106
Monmouth Real Estate Investment Corp., Class A	2,049	20,736
QTS Realty Trust, Inc.	500	15,175
Rexford Industrial Realty, Inc.	900	12,456
Terreno Realty Corp.	1,175	22,125

		411,459

Mixed Industrial/Office — 0.5%
Cousins Properties, Inc.	7,761	92,744
Gladstone Commercial Corp.	652	11,077
Investors Real Estate Trust	4,618	35,559
Lexington Realty Trust	8,015	78,467
One Liberty Properties, Inc.	503	10,176
Washington Real Estate Investment Trust	2,606	66,140

		294,163

Office Property — 0.8%
American Assets Trust, Inc.	1,400	46,158
Empire State Realty Trust, Inc.	3,100	46,562
Franklin Street Properties Corp.	3,245	36,409
Government Properties Income Trust	2,244	49,166
Highwoods Properties, Inc.	3,460	134,594
Hudson Pacific Properties, Inc.	1,900	46,854
Mack-Cali Realty Corp.	3,500	66,885
Parkway Properties, Inc.	2,680	50,330

		476,958

Regional Malls — 0.2%
Glimcher Realty Trust	5,816	78,749
Pennsylvania Real Estate Investment Trust	2,715	54,137
Rouse Properties, Inc.	1,400	22,638

		155,524

Storage & Warehousing — 0.3%
CubeSmart	5,425	97,541
Sovran Self Storage, Inc.	1,282	95,330

		192,871

Strip Centers — 0.6%
Acadia Realty Trust	2,120	58,470
Alexander’s, Inc.	57	21,313
AmREIT, Inc.	700	16,079
Cedar Realty Trust, Inc.	2,826	16,673

	Number of Shares	Value†

Strip Centers — (continued)
Equity One, Inc.	2,454	$53,080
Excel Trust, Inc.	1,900	22,363
Inland Real Estate Corp.	3,688	36,548
Kite Realty Group Trust	1,251	30,324
Ramco-Gershenson Properties Trust	2,541	41,291
Retail Opportunity Investments Corp.	3,200	47,040
Saul Centers, Inc.	451	21,080
Urstadt Biddle Properties, Inc., Class A	816	16,565

		380,826

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,520,804)		5,301,674

RIGHTS — 0.0%
Chelsea Therapeutics Intl Ltd. - Contingent Rights*~	1,600	0
Furiex Pharmaceuticals Rights~	300	2,931
Leap Wireless CVR~	2,300	5,796

TOTAL RIGHTS (Cost $8,671)		8,727

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.010%, 10/09/14	$15	15,000
0.010%, 11/28/14	40	40,000
0.015%, 11/06/14	65	64,998

TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,998)		119,998

	Number of Shares	Value†
WARRANTS — 0.0%
Clinical Data, Inc.~	354	0
Magnum Hunter Resources Corp.~	780	0

TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,994,240)	1,994,240	1,994,240

TOTAL INVESTMENTS — 100.0% (Cost $49,198,955)(a)		$62,902,965

~	Fair valued security. The total market value of fair valued securities at September 30, 2014 is $8,820.
†	See Security Valuation Note.
*	Non-income producing security.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Small Cap Index Fund

(a)	At September 30, 2014, the cost for Federal income tax purposes was $49,449,287. Net unrealized appreciation was $13,453,678. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,536,652 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,082,974.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Small Cap Index Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Advertising	$76,794	$76,794	$—	$—
Aerospace & Defense	939,125	939,125	—	—
Agriculture	202,414	202,414	—	—
Airlines	226,145	226,145	—	—
Apparel	538,911	538,911	—	—
Auto Manufacturers	34,632	34,632	—	—
Auto Parts & Equipment	716,840	716,840	—	—
Banks	4,459,399	4,459,399	—	—
Beverages	102,436	102,436	—	—
Biotechnology	1,652,381	1,652,381	—	—
Building Materials	647,948	647,948	—	—
Chemicals	1,210,013	1,210,013	—	—
Coal	153,006	153,006	—	—
Commercial Services	3,427,778	3,427,778	—	—
Computers	1,298,474	1,298,474	—	—
Cosmetics & Personal Care	52,198	52,198	—	—
Distribution & Wholesale	554,582	554,582	—	—
Diversified Financial Services	1,579,684	1,579,591	93	—
Electric	1,150,879	1,150,879	—	—
Electrical Components & Equipment	617,670	617,670	—	—
Electronics	1,313,460	1,313,460	—	—
Energy-Alternate Sources	252,154	252,154	—	—
Engineering & Construction	520,594	520,594	—	—
Entertainment	537,526	537,526	—	—
Environmental Control	342,709	342,709	—	—
Food	1,187,133	1,187,133	—	—
Forest Products & Paper	349,530	349,530	—	—
Gas	628,692	628,692	—	—
Hand & Machine Tools	58,016	58,016	—	—
Healthcare Products	2,029,486	2,029,486	—	—
Healthcare Services	947,627	947,627	—	—
Holding Companies	76,784	76,784	—	—
Home Builders	465,065	465,065	—	—
Home Furnishings	314,220	314,220	—	—
Hotels & Resorts	59,342	59,342	—	—
Household Products & Wares	233,400	233,400	—	—
Housewares	24,070	24,070	—	—
Insurance	1,819,782	1,819,782	—	—
Internet	1,466,574	1,466,574	—	—
Investment Companies	40,862	40,862	—	—
Iron & Steel	149,667	149,667	—	—
Leisure Time	381,641	381,641	—	—
Lodging	69,151	69,151	—	—
Machinery - Construction & Mining	57,255	57,255	—	—
Machinery - Diversified	634,176	634,176	—	—
Media	629,969	629,969	—	—
Metal Fabricate/Hardware	558,183	558,183	—	—
Mining	492,212	492,212	—	—
Miscellaneous Manufacturing	1,158,163	1,158,163	—	—
Office & Business Equipment	17,576	17,576	—	—
Office Furnishings	248,538	248,538	—	—
Oil & Gas	1,798,981	1,798,981	—	—
Oil & Gas Services	869,655	869,655	—	—
Packaging and Containers	245,721	245,721	—	—
Pharmaceuticals	2,267,693	2,267,693	—	—
Pipelines	159,529	159,529	—	—
Real Estate	263,806	263,806	—	—
Retail	3,457,210	3,457,210	—	—
Savings & Loans	1,010,939	1,010,939	—	—

Penn Series Funds, Inc.

Small Cap Index Fund

Semiconductors	2,081,317	2,081,317	—	—
Software	2,926,073	2,926,073	—	—
Storage & Warehousing	102,875	102,875	—	—
Telecommunications	1,929,745	1,929,745	—	—
Textiles	111,955	111,955	—	—
Toys, Games & Hobbies	20,775	20,775	—	—
Transportation	1,219,858	1,219,858	—	—
Trucking and Leasing	155,435	155,435	—	—
Water	151,893	151,893	—	—
REAL ESTATE INVESTMENT TRUSTS	5,301,674	5,301,674	—	—
U.S. TREASURY OBLIGATIONS	119,998	—	119,998	—
RIGHTS	8,727	—	8,727	—
SHORT-TERM INVESTMENTS	1,994,240	1,994,240	—	—

TOTAL INVESTMENTS	$62,902,965	$62,774,147	$128,818	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — 98.3%
Australia — 7.4%
AGL Energy Ltd.	5,192	$61,504
ALS Ltd.	2,604	11,983
Alumina Ltd.*	24,432	36,188
Amcor Ltd.	10,104	100,082
AMP Ltd.	23,421	111,712
APA Group	6,565	42,710
Asciano Ltd.	6,807	35,983
ASX Ltd.	1,401	43,939
Aurizon Holdings Ltd.	15,495	61,378
Ausnet Services*	16,495	19,676
Australia & New Zealand Banking Group Ltd.	20,920	565,513
Bank of Queensland Ltd.	2,771	28,204
Bendigo & Adelaide Bank Ltd.	3,376	35,212
BHP Billiton Ltd.	24,557	723,780
Boral Ltd.	7,228	31,441
Brambles Ltd.	11,190	93,087
Caltex Australia Ltd.	1,064	26,045
CFS Retail Property Trust Group	14,940	26,083
Coca-Cola Amatil Ltd.	4,757	36,519
Cochlear Ltd.	371	22,562
Commonwealth Bank of Australia	13,020	857,270
Computershare Ltd.	3,381	35,952
Crown Resorts Ltd.	2,801	33,822
CSL Ltd.	3,583	232,271
Dexus Property Group	41,009	39,817
Federation Centres	9,200	20,755
Flight Centre Travel Group Ltd.	439	16,420
Fortescue Metals Group Ltd.	13,816	41,973
Goodman Group	14,211	64,223
Harvey Norman Holdings Ltd.	3,095	9,827
Iluka Resources Ltd.	2,885	19,844
Incitec Pivot Ltd.	13,126	31,093
Insurance Australia Group Ltd.	18,449	98,875
Leighton Holdings Ltd.	829	14,022
Lend Lease Group	4,265	53,551
Macquarie Group Ltd.	2,295	115,483
Metcash Ltd.	6,025	13,875
Mirvac Group	26,971	40,571
National Australia Bank Ltd.	17,921	509,738
Newcrest Mining Ltd.	6,279	57,704
Orica Ltd.	2,773	45,765
Origin Energy Ltd.	8,636	112,942
Qantas Airways Ltd.*	6,627	8,050
QBE Insurance Group Ltd.	10,872	110,718
Ramsay Health Care Ltd.	980	42,944
REA Group Ltd.	400	15,131
Rio Tinto Ltd.	3,224	167,893
Santos Ltd.	7,589	90,769
Scentre Group*	41,494	119,387
Seek Ltd.	2,700	38,202
Sonic Healthcare Ltd.	3,379	51,850
Stockland	17,283	59,709
Suncorp Group Ltd.	11,084	136,238
Sydney Airport	9,267	34,599
Tabcorp Holdings Ltd.	6,501	20,558

	Number of Shares	Value†

Australia — (continued)
Tatts Group Ltd.	12,614	$34,728
Telstra Corp. Ltd.	33,844	157,029
The GPT Group	14,881	50,395
The GPT Group, In Specie~	16,419	0
Toll Holdings Ltd.	4,477	22,083
TPG Telecom Ltd.	2,224	13,321
Transurban Group	14,197	95,852
Treasury Wine Estates Ltd.	5,248	19,400
Wesfarmers Ltd.	8,631	318,068
Westfield Corp.	14,100	91,876
Westpac Banking Corp.	23,747	666,660
Woodside Petroleum Ltd.	5,940	210,915
Woolworths Ltd.	9,465	283,420
WorleyParsons Ltd.	1,418	18,996

		7,458,185

Austria — 0.2%
Andritz AG	668	35,568
Erste Group Bank AG	1,965	44,866
Immoeast AG~	2,678	0
IMMOFINANZ AG	6,387	18,070
OMV AG	1,135	38,167
Raiffeisen Bank International AG	750	16,248
Telekom Austria AG	887	7,993
Vienna Insurance Group AG Wiener Versicherung Gruppe	300	13,514
Voestalpine AG	1,009	39,845

		214,271

Belgium — 1.3%
Ageas	1,719	56,992
Anheuser-Busch InBev N.V.	6,144	681,360
Belgacom S.A.	1,133	39,447
Colruyt S.A.	647	28,509
Delhaize Group S.A.	900	62,548
Groupe Bruxelles Lambert S.A.	667	61,096
KBC Groep N.V.	1,797	95,396
Solvay S.A.	480	73,721
Telenet Group Holding N.V.*	377	21,666
UCB S.A.	1,013	91,792
Umicore S.A.	1,008	43,947

		1,256,474

Bermuda — 0.1%
Seadrill Ltd.	3,129	83,602

China — 0.1%
Sands China Ltd.	19,200	100,163
Yangzijiang Shipbuilding Holdings Ltd.	19,000	17,556

		117,719

Denmark — 1.6%
A.P. Moller - Maersk A/S, B Shares	55	130,286
A.P. Moller - Maersk A/S, A Shares	31	71,508
Carlsberg A/S, B Shares	840	74,603
Coloplast A/S, B Shares	905	75,683
Danske Bank A/S	5,150	139,605
DSV A/S	1,264	35,542
Novo Nordisk A/S, B Shares	15,346	730,650

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Novozymes A/S, B Shares	1,916	$82,916
Pandora A/S	923	72,065
TDC A/S	6,200	46,970
Tryg A/S	193	20,023
Vestas Wind Systems A/S*	1,794	69,944
William Demant Holding A/S*	138	10,586

		1,560,381

Finland — 0.9%
Elisa OYJ	1,000	26,492
Fortum OYJ	3,489	85,069
Kone OYJ, B Shares	2,605	104,293
Metso OYJ	661	23,418
Neste Oil OYJ	812	16,717
Nokia OYJ	28,055	238,219
Nokian Renkaat OYJ	765	22,954
Orion OYJ, B Shares	750	29,284
Sampo OYJ, A Shares	3,551	171,697
Stora Enso OYJ, R Shares	4,323	35,866
UPM-Kymmene OYJ	4,158	59,107
Wartsila OYJ Abp	1,184	52,758

		865,874

France — 9.2%
Accor S.A.	1,266	56,069
Aeroports de Paris	215	25,745
Air Liquide S.A.	2,597	316,630
Alcatel-Lucent*	21,121	65,144
Alstom S.A.*	1,899	65,119
Arkema S.A.	505	33,840
AtoS S.A.	517	37,439
AXA S.A.	13,729	338,182
BNP Paribas S.A.	8,063	535,130
Bollore S.A.	44	24,952
Bouygues S.A.	1,712	55,357
Bureau Veritas S.A.	1,772	39,163
Cap Gemini S.A.	1,217	87,276
Carrefour S.A.	4,584	141,575
Casino Guichard Perrachon S.A.	468	50,350
Christian Dior S.A.	408	68,350
CNP Assurances	1,617	30,437
Compagnie de Saint-Gobain	3,266	149,229
Compagnie Generale des Establissements Michelin, B Shares	1,486	139,968
Credit Agricole S.A.	7,232	109,012
Danone S.A.	4,357	291,772
Dassault Systemes S.A.	976	62,697
Edenred	1,675	41,274
Electricite de France S.A.	2,020	66,270
Essilor International S.A.	1,615	177,114
Eurazeo S.A.	327	23,516
Eutelsat Communications S.A.	1,230	39,687
Fonciere Des Regions	262	23,599
GDF Suez	10,880	272,877
Gecina S.A.	190	24,914
Groupe Eurotunnel S.A.	3,742	45,711
ICADE	313	26,430
Iliad S.A.	205	43,245

	Number of Shares	Value†

France — (continued)
Imerys S.A.	213	$15,702
JCDecaux S.A.	400	12,615
Kering	548	110,488
Klepierre	874	38,231
L’Oreal S.A.	1,894	300,380
Lafarge S.A.	1,338	96,292
Lagardere S.C.A.	948	25,369
Legrand S.A.	2,075	107,825
LVMH Moet Hennessy Louis Vuitton S.A.	2,114	343,278
Natixis	7,282	50,100
Orange S.A.	13,811	206,097
Pernod Ricard S.A.	1,689	191,163
Peugeot S.A.*	3,574	45,732
Publicis Groupe S.A.	1,450	99,367
Remy Cointreau S.A.	152	10,943
Renault S.A.	1,493	108,004
Rexel S.A.	1,862	34,773
Safran S.A.	2,129	138,032
Sanofi S.A.	9,096	1,028,496
Schneider Electric S.A.*	3,929	301,444
SCOR SE	1,378	43,039
Societe BIC S.A.	246	31,711
Societe Generale S.A.	5,416	276,260
Sodexo	765	74,834
Suez Environment Co.	2,507	42,404
Technip S.A.	838	70,297
Thales S.A.	773	41,141
Total S.A.	16,413	1,062,815
Unibail-Rodamco SE	725	186,440
Valeo S.A.	573	63,669
Vallourec S.A.	794	36,540
Veolia Environment S.A.	2,970	52,371
Vinci S.A.	3,607	209,318
Vivendi S.A.*	9,039	218,273
Wendel S.A.	253	28,672
Zodiac Aerospace	1,348	42,986

		9,253,174

Germany — 8.0%
Adidas AG	1,710	127,593
Allianz SE	3,480	561,786
Axel Springer AG	327	17,952
BASF SE	7,014	639,802
Bayer AG	6,334	881,306
Bayerische Motoren Werke AG	2,488	265,905
Beiersdorf AG	792	65,896
Brenntag AG	1,140	55,797
Celesio AG	516	17,132
Commerzbank AG*	7,602	112,884
Continental AG	878	166,318
Daimler AG	7,340	560,536
Deutsche Bank AG	10,441	364,576
Deutsche Boerse AG	1,516	101,801
Deutsche Lufthansa AG	1,991	31,263
Deutsche Post AG	7,242	230,840
Deutsche Telekom AG	23,573	356,816
Deutsche Wohnen AG	2,258	48,091

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
E.ON SE	15,047	$274,785
Fraport AG Frankfurt Airport Services Worldwide	272	17,835
Fresenius Medical Care AG & Co. KGaA	1,772	123,430
Fresenius SE & Co. KGaA	2,961	146,182
GEA Group AG	1,522	66,122
Hannover Rueck SE	474	38,256
HeidelbergCement AG	1,060	69,770
Henkel AG & Co. KGaA	823	76,748
Hochtief AG	206	14,138
Hugo Boss AG	248	30,917
Infineon Technologies AG	8,492	87,408
K+S AG	1,330	37,519
Kabel Deutschland Holding AG	172	23,332
LANXESS AG	691	38,075
Linde AG	1,395	267,018
MAN SE	297	33,423
Merck KGaA	1,016	93,387
Metro AG*	1,107	36,304
Muenchener Ruckversicherungs AG	1,298	256,055
OSRAM Licht AG*	667	24,747
ProSiebenSat.1 Media AG	1,773	70,291
RWE AG	3,801	147,938
SAP AG	7,014	506,200
Siemens AG	6,062	721,334
Sky Deutschland AG*	3,328	28,132
Telefonica Deutschland Holding AG*	4,698	24,502
ThyssenKrupp AG	3,706	96,755
United Internet AG	908	38,552
Volkswagen AG	247	51,035

		8,046,484

Guernsey — 0.1%
Friends Life Group Ltd.	10,186	50,726

Hong Kong — 2.9%
AIA Group Ltd.	96,800	499,560
ASM Pacific Technology Ltd.	1,700	16,813
Bank of East Asia Ltd.	11,040	44,648
BOC Hong Kong Holdings Ltd.	31,000	98,685
Cathay Pacific Airways Ltd.	10,000	18,373
Cheung Kong Holdings Ltd.	11,000	180,949
Cheung Kong Infrastructure Holdings Ltd.	4,000	28,032
CLP Holdings Ltd.	14,000	112,457
First Pacific Co., Ltd.	15,750	16,337
Galaxy Entertainment Group Ltd.	18,000	104,509
Hang Lung Properties Ltd.	19,000	54,005
Hang Seng Bank Ltd.	6,400	102,700
Henderson Land Development Co., Ltd.	9,075	58,750
HKT Trust & HKT Ltd.	21,240	25,599
Hong Kong & China Gas Co., Ltd.	49,145	106,513
Hong Kong Exchanges & Clearing Ltd.	8,230	177,140
Hutchison Whampoa Ltd.	17,000	205,506
Hysan Development Co., Ltd.	6,140	28,330
Kerry Properties Ltd.	3,509	11,764
Li & Fung Ltd.	50,000	56,794
MGM China Holdings Ltd.	8,400	24,206

	Number of Shares	Value†

Hong Kong — (continued)
MTR Corp., Ltd.	11,264	$44,170
New World Development Co., Ltd.	46,324	53,965
Noble Group Ltd.	38,270	38,908
NWS Holdings Ltd.	12,295	21,867
PCCW Ltd.	33,068	20,782
Power Assets Holdings Ltd.	11,500	101,645
Shangri-La Asia Ltd.	6,666	9,851
Sino Land Co., Ltd.	28,212	43,488
SJM Holdings Ltd.	17,000	32,366
Sun Hung Kai Properties Ltd.	13,161	186,743
Swire Pacific Ltd., A Shares	5,000	64,362
Swire Properties Ltd.	9,336	29,089
Techtronic Industries Co.	11,000	31,720
The Link REIT	18,176	104,887
The Wharf Holdings Ltd.	11,000	78,130
Wheelock & Co., Ltd.	7,000	33,391
Yue Yuen Industrial Holdings Ltd.	7,000	21,147

		2,888,181

Ireland — 0.8%
Anglo Irish Bank Corp. PLC~	3,146	0
Bank of Ireland*	220,348	86,154
CRH PLC*	5,376	122,091
Experian PLC	7,210	114,569
James Hardie Industries PLC	3,154	32,998
Kerry Group PLC, A Shares	1,174	82,772
Ryanair Holdings PLC ADR*	59	3,329
Shire PLC	4,642	400,517

		842,430

Israel — 0.5%
Bank Hapoalim BM	8,292	46,754
Bank Leumi Le-Israel BM*	11,337	45,916
Bezeq The Israeli Telecommunication Corp., Ltd.	15,011	25,912
Delek Group Ltd.	36	13,625
Israel Chemicals Ltd.	3,410	24,496
Mizrahi Tefahot Bank Ltd.	783	9,360
NICE Systems Ltd.	400	16,329
Teva Pharmaceutical Industries Ltd.	6,458	347,571
The Israel Corp. Ltd.*	16	8,993

		538,956

Italy — 2.4%
Assicurazioni Generali SpA	9,385	196,777
Atlantia SpA	3,091	75,933
Banca Monte Dei Paschi di Siena SPA*	34,821	45,582
Banco Popolare SC*	3,001	43,705
Enel Green Power SpA	13,747	35,088
Enel SpA	52,111	275,675
Eni SpA	19,331	458,654
Exor SpA	848	32,783
Fiat SpA*	6,877	66,279
Finmeccanica SpA*	3,179	30,763
Intesa Sanpaolo SpA	87,408	263,862
Intesa Sanpaolo SpA, RSP	4,624	12,326
Luxottica Group SpA	1,314	68,299
Mediobanca SpA*	4,539	38,781

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Pirelli & C. SpA	1,674	$23,083
Prysmian SpA	1,833	33,916
Saipem SpA	2,015	42,731
Snam Rete Gas SpA	17,071	94,263
Telecom Italia SpA	84,348	96,476
Telecom Italia SpA, RSP	38,303	33,857
Terna Rete Elettrica Nasionale SpA	11,628	58,368
UniCredit SpA	33,145	260,385
Unione di Banche Italiane SCpA	7,359	61,506
Unipolsai SPA	8,602	24,215

		2,373,307

Japan — 20.7%
ABC-Mart, Inc.	200	10,215
Acom Co., Ltd.*	3,200	10,705
Advantest Corp.	1,200	15,492
Aeon Co., Ltd.	4,900	48,821
AEON Financial Service Co., Ltd.	700	14,980
Aeon Mall Co., Ltd.	710	13,563
Air Water, Inc.	1,000	14,896
Aisin Seiki Co., Ltd.	1,400	50,532
Ajinomoto Co., Inc.	4,000	66,520
Alfresa Holdings Corp.	1,600	23,034
Amada Co., Ltd.	3,000	28,602
ANA Holdings, Ltd.	11,000	25,570
Aozora Bank Ltd.	10,000	33,814
Asahi Glass Co., Ltd.	7,000	37,974
Asahi Group Holdings Ltd.	3,200	92,564
Asahi Kasei Corp.	9,000	73,191
Asics Corp.	1,000	22,554
Astellas Pharma, Inc.	17,000	253,191
Bandai Namco Holdings, Inc.	1,100	28,299
Benesse Holdings, Inc.	700	22,966
Bridgestone Corp.	4,800	158,760
Brother Industries Ltd.	1,500	27,720
Calbee, Inc.	400	13,074
Canon, Inc.	8,500	276,555
Casio Computer Co., Ltd.	1,500	25,067
Central Japan Railway Co.	1,100	148,378
Chiyoda Corp.	1,000	11,058
Chubu Electric Power Co., Inc.	5,100	58,550
Chugai Pharmaceutical Co., Ltd.	1,800	52,102
Citizen Holdings Co., Ltd.	3,100	20,356
Credit Saison Co., Ltd.	1,500	28,904
Dai Nippon Printing Co., Ltd.	5,000	50,171
Daicel Corp.	2,000	21,645
Daido Steel Co., Ltd.	2,000	7,972
Daihatsu Motor Co., Ltd.	1,800	28,563
Daiichi Sankyo Co., Ltd.	4,500	70,713
Daikin Industries Ltd.	1,800	111,660
Daito Trust Construction Co., Ltd.	600	70,952
Daiwa House Industry Co., Ltd.	5,000	89,825
Daiwa Securities Group, Inc.	13,000	103,099
Dena Co., Ltd.	700	8,899
Denso Corp.	3,600	166,091
Dentsu, Inc.	1,800	68,562
Don Quijote Holdings Co., Ltd.	400	22,955

	Number of Shares	Value†

Japan — (continued)
East Japan Railway Co.	2,700	$202,237
Eisai Co., Ltd.	2,000	80,896
Electric Power Development Co., Ltd.	1,000	32,675
FamilyMart Co., Ltd.	500	19,082
FANUC Corp.	1,500	271,279
Fast Retailing Co., Ltd.	400	134,037
Fuji Electric Co., Ltd.	4,000	19,360
Fuji Heavy Industries Ltd.	4,500	149,070
FUJIFILM Holdings Corp.	3,300	101,399
Fujitsu Ltd.	13,000	80,009
Fukuoka Financial Group, Inc.	6,000	28,621
Gree, Inc.	800	5,455
GungHo Online Entertainment, Inc.	3,000	14,282
Hakuhodo DY Holdings, Inc.	2,500	25,308
Hamamatsu Photonics K.K.	500	23,757
Hankyu Hanshin Holdings, Inc.	10,000	58,231
Hino Motors Ltd.	2,000	27,987
Hirose Electric Co., Ltd.	200	24,692
Hisamitsu Pharmaceutical Co., Ltd.	400	14,365
Hitachi Chemical Co., Ltd.	1,000	17,762
Hitachi Construction Machinery Co., Ltd.	1,000	20,132
Hitachi High-Technologies Corp.	500	14,379
Hitachi Ltd.	36,000	275,041
Hitachi Metals Ltd.	2,000	36,049
Hokuhoku Financial Group, Inc.	10,000	19,602
Hokuriku Electric Power Co.	1,200	15,764
Honda Motor Co., Ltd.	12,400	425,442
Hoya Corp.	3,500	117,531
Hulic Co., Ltd.	2,500	26,479
Ibiden Co., Ltd.	1,300	25,340
Idemitsu Kosan Co., Ltd.	400	8,496
IHI Corp.	12,000	62,188
Iida Group Holdings Co., Ltd.	1,000	12,232
Inpex Corp.	7,200	101,794
Isetan Mitsukoshi Holdings Ltd.	2,500	32,536
Isuzu Motors Ltd.	4,500	63,641
ITOCHU Corp.	11,800	144,113
Itochu Technology Solutions Corp.	300	12,610
J. Front Retailing Co., Ltd.	2,000	26,165
Japan Display, Inc.*	3,000	14,459
Japan Exchange Group, Inc.	2,000	47,473
Japan Prime Realty Investment Corp.	5	18,011
Japan Real Estate Investment Corp.	10	51,433
Japan Retail Fund Investment Corp.	20	40,314
Japan Tobacco, Inc.	8,300	269,712
JFE Holdings, Inc.	3,700	73,913
JGC Corp.	1,000	27,322
JSR Corp.	1,100	19,197
JTEKT Corp.	1,500	25,142
JX Holdings, Inc.	17,690	81,564
Kajima Corp.	7,000	33,507
Kakaku.Com, Inc.	1,100	15,624
Kamigumi Co., Ltd.	2,000	18,939
Kaneka Corp.	2,000	11,205
Kansai Paint Co., Ltd.	2,000	29,902
Kao Corp.	3,800	148,286

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Kawasaki Heavy Industries Ltd.	10,000	$39,980
KDDI Corp.	4,400	264,687
Keikyu Corp.	4,000	33,391
Keio Corp.	5,000	36,946
Keisei Electric Railway Co., Ltd.	2,000	20,081
Keyence Corp.	341	148,058
Kikkoman Corp.	1,000	21,253
Kintetsu Corp.	13,000	43,733
Kirin Holdings Co., Ltd.	5,800	76,947
Kobe Steel Ltd.	26,000	42,223
Koito Manufacturing Co., Ltd.	1,000	27,204
Komatsu Ltd.	7,300	168,711
Konami Corp.	600	12,512
Konica Minolta, Inc.	4,000	43,242
Kubota Corp.	9,000	142,500
Kuraray Co., Ltd.	2,400	28,192
Kurita Water Industries Ltd.	800	17,845
Kyocera Corp.	2,600	121,438
Kyowa Hakko Kirin Co., Ltd.	2,000	24,601
Kyushu Electric Power Co., Inc.*	2,900	31,259
Lawson, Inc.	600	41,978
LIXIL Group Corp.	2,300	49,068
M3, Inc.	1,000	16,036
Mabuchi Motor Co., Ltd.	200	17,449
Makita Corp.	800	45,193
Marubeni Corp.	13,000	88,958
Marui Group Co., Ltd.	1,500	12,352
Maruichi Steel Tube Ltd.	300	7,367
Mazda Motor Corp.	3,900	98,103
McDonald’s Holdings Co., Ltd.	700	17,310
Medipal Holdings Corp.	1,500	18,232
MEIJI Holdings Co., Ltd.	500	39,540
Miraca Holdings, Inc.	400	16,553
Mitsubishi Chemical Holdings Corp.	12,000	59,072
Mitsubishi Corp.	10,500	215,043
Mitsubishi Electric Corp.	14,000	186,637
Mitsubishi Estate Co., Ltd.	10,000	225,373
Mitsubishi Gas Chemical Co., Inc.	3,000	19,127
Mitsubishi Heavy Industries Ltd.	24,000	154,508
Mitsubishi Logistics Corp.	1,000	14,368
Mitsubishi Materials Corp.	7,000	22,649
Mitsubishi Motors Corp.	5,200	63,076
Mitsubishi Tanabe Pharma Corp.	1,900	27,880
Mitsubishi UFJ Financial Group, Inc.	97,200	547,792
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,600	24,057
Mitsui & Co., Ltd.	12,700	200,331
Mitsui Chemicals, Inc.*	5,000	13,916
Mitsui Fudosan Co., Ltd.	7,000	214,819
Mitsui OSK Lines Ltd.	10,000	31,951
Mizuho Financial Group, Inc.	173,980	310,588
MS&AD Insurance Group Holdings, Inc.	3,590	78,306
Murata Manufacturing Co., Ltd.	1,600	181,865
Nabtesco Corp.	700	16,769
Nagoya Railroad Co., Ltd.	7,000	28,076
NEC Corp.	21,000	72,584
Nexon Co. Ltd.	1,100	9,072

	Number of Shares	Value†

Japan — (continued)
NGK Insulators Ltd.	2,000	$47,673
NGK Spark Plug Co., Ltd.	1,400	41,195
NH Foods Ltd.	1,000	21,233
NHK Spring Co., Ltd.	1,200	11,775
Nidec Corp.	1,600	108,123
Nikon Corp.	2,900	41,943
Nintendo Co., Ltd.	800	87,143
Nippon Building Fund, Inc.	10	52,657
Nippon Electric Glass Co., Ltd.	2,000	9,723
Nippon Express Co., Ltd.	8,000	33,507
Nippon Paint Co., Ltd.	1,000	22,558
Nippon Prologis REIT, Inc. *	10	23,249
Nippon Steel & Sumitomo Metal Corp.	59,170	153,613
Nippon Telegraph & Telephone Corp.	2,800	173,640
Nippon Yusen K.K.	13,000	34,276
Nissan Motor Co., Ltd.	19,400	187,795
Nisshin Seifun Group, Inc.	1,815	17,955
Nissin Foods Holdings Co., Ltd.	500	25,961
Nitori Holdings Co., Ltd.	600	37,173
Nitto Denko Corp.	1,200	65,707
NOK Corp.	1,000	22,957
Nomura Holdings, Inc.	28,500	169,556
Nomura Real Estate Holdings, Inc.	1,000	17,198
Nomura Research Institute Ltd.	600	19,404
NSK Ltd.	4,000	57,052
NTT Data Corp.	1,000	36,072
NTT DOCOMO, Inc.	11,400	190,930
NTT Urban Development Corp.	1,000	10,514
Obayashi Corp.	6,000	41,062
Odakyu Electric Railway Co., Ltd.	5,000	45,724
Oji Holdings Corp.	6,000	22,715
Olympus Corp.*	2,000	71,721
Omron Corp.	1,600	72,717
Ono Pharmaceutical Co., Ltd.	600	53,279
Oracle Corp. Japan	200	7,806
Oriental Land Co., Ltd.	400	75,591
ORIX Corp.	9,700	133,913
Osaka Gas Co., Ltd.	16,000	64,248
Otsuka Corp.	300	11,945
Otsuka Holdings Co., Ltd.	3,000	103,405
Panasonic Corp.	16,400	195,461
Park24 Co., Ltd.	800	12,766
Rakuten, Inc.	6,200	71,371
Resona Holdings, Inc.	17,800	100,417
Ricoh Co., Ltd.	5,000	53,717
Rinnai Corp.	300	24,890
Rohm Co., Ltd.	600	37,779
Sankyo Co., Ltd.	400	14,335
Sanrio Co., Ltd.	300	8,696
Santen Pharmaceutical Co., Ltd.	600	33,601
SBI Holdings, Inc.	1,710	19,167
Secom Co., Ltd.	1,700	101,277
Sega Sammy Holdings, Inc.	1,200	19,321
Seibu Holdings, Inc.	1,000	19,969
Seiko Epson Corp.	1,100	53,001
Sekisui Chemical Co., Ltd.	3,000	34,479

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Sekisui House Ltd.	4,000	$47,143
Seven & I Holdings Co., Ltd.	5,600	217,204
Seven Bank Ltd.	5,300	21,599
Sharp Corp.*	11,000	31,292
Shikoku Electric Power Co., Inc.*	1,300	16,680
Shimadzu Corp.	2,000	17,327
Shimamura Co., Ltd.	200	18,387
Shimano, Inc.	600	72,986
Shimizu Corp.	5,000	39,455
Shin-Etsu Chemical Co., Ltd.	3,200	209,661
Shinsei Bank Ltd.	14,000	30,049
Shionogi & Co., Ltd.	2,100	48,196
Shiseido Co., Ltd.	3,200	52,785
Showa Shell Sekiyu K.K.	1,000	9,540
SMC Corp.	400	110,296
SoftBank Corp.	7,300	509,897
Sompo Japan Nipponkoa Holdings, Inc.	2,825	68,530
Sony Corp.	8,300	148,962
Sony Financial Holdings, Inc.	1,200	19,410
Stanley Electric Co., Ltd.	1,300	28,144
Sumitomo Chemical Co., Ltd.	12,000	42,860
Sumitomo Corp.	8,100	89,401
Sumitomo Dainippon Pharma Co., Ltd.	1,400	17,861
Sumitomo Electric Industries Ltd.	5,900	87,343
Sumitomo Heavy Industries Ltd.	3,000	16,897
Sumitomo Metal Mining Co., Ltd.	4,000	56,295
Sumitomo Mitsui Financial Group, Inc.	9,600	391,147
Sumitomo Mitsui Trust Holdings, Inc.	25,430	105,877
Sumitomo Realty & Development Co., Ltd.	3,000	106,883
Sumitomo Rubber Industries Ltd.	1,200	17,070
Suntory Beverage & Food Ltd.	1,000	35,412
Suruga Bank Ltd.	1,000	19,952
Suzuken Co., Ltd.	400	11,523
Suzuki Motor Corp.	2,800	92,863
Sysmex Corp.	1,000	40,269
T&D Holdings, Inc.	5,100	65,534
Taiheiyo Cement Corp.	8,000	30,173
Taisei Corp.	8,000	45,134
Taisho Pharmaceutical Holdings Co., Ltd.	300	20,534
Taiyo Nippon Sanso Corp.	1,000	8,828
Takashimaya Co., Ltd.	2,000	16,729
Takeda Pharmaceutical Co., Ltd.	5,900	256,487
TDK Corp.	900	50,346
Teijin Ltd.	6,000	14,497
Terumo Corp.	2,200	52,781
The Bank of Kyoto Ltd.	3,000	24,929
The Bank of Yokohama Ltd.	10,000	54,988
The Chiba Bank Ltd.	5,000	34,782
The Chugoku Bank Ltd.	1,000	14,687
The Chugoku Electric Power Co., Inc.	2,100	26,929
The Dai-ichi Life Insurance Co., Ltd.	8,500	126,265
The Gunma Bank Ltd.	3,000	17,294
The Hachijuni Bank Ltd.	4,000	24,039
The Hiroshima Bank Ltd.	4,000	19,656
The Iyo Bank Ltd.	2,000	20,246
The Joyo Bank Ltd.	6,000	29,532

	Number of Shares	Value†

Japan — (continued)
The Kansai Electric Power Co., Inc. *	5,900	$55,750
The Shizuoka Bank Ltd.	3,000	30,889
The Yokohama Rubber Co., Ltd.*	2,000	17,331
THK Co., Ltd.	1,000	24,919
Tobu Railway Co., Ltd.	9,000	45,254
Toho Co., Ltd.	900	20,334
Toho Gas Co., Ltd.	3,000	16,892
Tohoku Electric Power Co., Inc.	3,100	35,233
Tokio Marine Holdings, Inc.	5,400	167,549
Tokyo Electric Power Co., Inc.*	12,200	42,716
Tokyo Electron Ltd.	1,400	91,245
Tokyo Gas Co., Ltd.	17,000	95,525
Tokyo Tatemono Co., Ltd.	3,000	24,309
Tokyu Corp.	10,000	65,538
Tokyu Fudosan Holdings Corp.	4,000	27,463
TonenGeneral Sekiyu K.K.	2,000	17,495
Toppan Printing Co., Ltd.	4,000	28,746
Toray Industries, Inc.	11,000	72,721
Toshiba Corp.	32,000	148,550
TOTO Ltd.	2,000	22,003
Toyo Seikan Group Holdings Ltd.	1,000	12,397
Toyoda Gosei Co., Ltd.	400	7,809
Toyota Industries Corp.	1,200	58,053
Toyota Motor Corp.	21,200	1,247,391
Toyota Tsusho Corp.	1,800	43,846
Trend Micro, Inc.	800	27,107
Unicharm Corp.	3,000	68,374
United Urban Investment Corp.	19	29,162
USS Co., Ltd.	2,200	33,655
West Japan Railway Co.	1,300	58,179
Yahoo! Japan Corp.	10,400	39,530
Yakult Honsha Co., Ltd.	700	36,765
Yamada Denki Co., Ltd.	8,300	24,226
Yamaguchi Financial Group, Inc.	2,000	18,918
Yamaha Corp.	1,600	20,918
Yamaha Motor Co., Ltd.	2,400	47,028
Yamato Holdings Co., Ltd.	2,800	52,139
Yamato Kogyo Co., Ltd.	300	10,014
Yamazaki Baking Co., Ltd.	1,000	12,870
Yaskawa Electric Corp.	2,000	27,179
Yokogawa Electric Corp.	2,000	26,297

		20,736,816

Jersey — 0.1%
Randgold Resources Ltd.	735	49,827

Luxembourg — 0.4%
Altice S.A.*	694	36,754
ArcelorMittal	8,260	113,015
Millicom International Cellular S.A.	489	39,166
RTL Group S.A.	294	25,174
SES S.A.	2,387	82,534
Tenaris S.A.	3,987	90,982

		387,625

Macau — 0.0%
Wynn Macau Ltd.	12,400	39,518

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Netherlands — 4.9%
Aegon N.V.	13,094	$107,819
Airbus Group N.V.	4,420	277,845
Akzo Nobel N.V.	1,743	119,259
ASML Holding N.V.	2,825	279,814
CNH Industrial N.V.	7,320	57,982
Corio N.V.	573	28,085
Delta Lloyd N.V.	1,629	39,252
Fugro N.V.	546	16,486
Gemalto N.V.	668	61,336
Heineken Holdings N.V.	898	59,290
Heineken N.V.	1,880	140,407
ING Groep N.V.*	29,258	415,882
Koninklijke Ahold NV	7,270	117,598
Koninklijke Boskalis Westminster N.V.	632	35,543
Koninklijke DSM N.V.	1,421	87,617
Koninklijke KPN N.V.*	25,159	80,550
Koninklijke Philips N.V.	7,261	230,900
Koninklijke Vopak N.V.	584	31,469
OCI N.V.*	783	24,153
QIAGEN N.V.*	1,994	45,174
Randstad Holding N.V.	923	42,882
Reed Elsevier N.V.	5,727	129,925
Royal Dutch Shell PLC, A Shares	30,175	1,153,293
Royal Dutch Shell PLC, B Shares	18,661	737,739
TNT Express N.V.	3,470	21,891
Unilever N.V.	12,393	491,821
Wolters Kluwer N.V.	2,609	69,575
Ziggo N.V.	1,178	55,167

		4,958,754

New Zealand — 0.1%
Auckland International Airport Ltd.	7,482	22,478
Contact Energy Ltd.	2,990	13,959
Fletcher Building Ltd.	4,795	32,866
Ryman Healthcare Ltd.	2,831	17,251
Spark New Zealand Ltd.	16,060	37,219
Xero Ltd.*	511	8,589

		132,362

Norway — 0.8%
Akastor ASA	1,631	6,567
Aker Solutions ASA*	1,631	16,247
DNB ASA	7,620	142,602
Gjensidige Forsikring ASA	1,418	29,994
Norsk Hydro ASA	10,203	57,043
Orkla ASA	6,430	58,120
Statoil ASA	8,879	241,738
Telenor ASA	6,070	133,221
Yara International ASA	1,246	62,578

		748,110

Portugal — 0.1%
Banco Espirito Santo S.A.*~	27,017	0
EDP - Energias de Portugal S.A.	16,826	73,373
Galp Energia SGPS, S.A.	2,726	44,304
Jeronimo Martins SGPS, S.A.	2,107	23,186

		140,863

	Number of Shares	Value†

Singapore — 1.5%
Ascendas Real Estate Investment Trust	15,000	$26,459
CapitaCommercial Trust	16,000	19,993
CapitaLand Ltd.	23,000	57,621
CapitaMall Trust	21,700	32,475
City Developments Ltd.	3,000	22,599
ComfortDelGro Corp. Ltd.	14,000	26,298
DBS Group Holdings Ltd.	14,514	209,329
Genting Singapore PLC	54,000	48,228
Global Logistic Properties Ltd.	26,000	55,188
Golden Agri-Resources Ltd.	65,000	26,261
Hutchison Port Holdings Trust	35,100	24,570
Jardine Cycle & Carriage Ltd.	1,000	33,607
Keppel Corp. Ltd.	11,600	95,414
Keppel Land Ltd.	5,431	14,890
Oversea-Chinese Banking Corp. Ltd.	23,096	176,183
Sembcorp Industries Ltd.	9,000	36,520
SembCorp Marine Ltd.	7,000	20,498
Singapore Airlines Ltd.	4,000	30,782
Singapore Exchange Ltd.	6,000	33,971
Singapore Press Holdings Ltd.	10,000	32,910
Singapore Technologies Engineering Ltd.	12,000	34,293
Singapore Telecommunications Ltd.	63,000	187,532
StarHub Ltd.	5,000	16,138
United Overseas Bank Ltd.	9,609	168,453
UOL Group Ltd.	4,128	21,367
Wilmar International Ltd.	17,000	41,120

		1,492,699

Spain — 3.5%
Abertis Infraestructuras S.A.	3,451	68,052
ACS Actividades de Construccion y Servicios S.A.	1,370	52,512
Amadeus IT Holding S.A.	3,040	113,488
Banco Bilbao Vizcaya Argentaria S.A.	45,237	544,452
Banco de Sabadell S.A.	26,016	76,817
Banco Popular Espanol S.A.	13,407	81,774
Banco Santander S.A.	92,068	881,430
Bankia S.A.*	36,141	67,236
CaixaBank	13,433	81,680
Caixbank SA I -2014 Shares~	147	895
Distribuidora Internacional de Alimentacion S.A.	4,084	29,267
Enagas S.A.	1,740	55,957
Ferrovial S.A.	3,360	65,005
Gas Natural SDG S.A.	2,914	85,721
Grifols S.A.	1,252	51,164
Iberdrola S.A.	38,306	273,809
Inditex S.A.	8,156	225,137
Mapfre S.A.	8,177	28,900
Red Electrica Corporacion S.A.	908	78,595
Repsol S.A.	8,161	193,613
Telefonica S.A.	31,157	481,197
Zardoya Otis S.A.	1,544	19,137

		3,555,838

Sweden — 3.0%
Alfa Laval AB	2,688	57,270
Assa Abloy AB, B Shares	2,432	124,975

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Sweden — (continued)
Atlas Copco AB, A Shares	5,275	$150,515
Atlas Copco AB, B Shares	2,722	70,347
Boliden AB	1,883	30,404
Electrolux AB, B Shares	2,141	56,394
Elekta AB, B Shares	3,250	31,945
Getinge AB, B Shares	1,448	36,356
Hennes & Mauritz AB, B Shares	7,149	295,611
Hexagon AB, B Shares	2,081	65,802
Husqvarna AB, B Shares	2,834	19,981
Industrivarden AB, C Shares	1,227	21,360
Investment AB Kinnevik, B Shares	1,832	66,063
Investor AB, B Shares	3,749	132,001
Lundin Petroleum AB*	1,488	25,154
Nordea Bank AB	22,880	296,603
Sandvik AB	8,213	92,243
Securitas AB, B Shares	1,984	21,975
Skandinaviska Enskilda Banken AB, A Shares	12,133	161,425
Skanska AB, B Shares	2,985	61,560
SKF AB, B Shares	3,338	69,492
Svenska Cellulosa AB SCA, B Shares	4,703	111,748
Svenska Handelsbanken AB, A Shares	4,017	188,122
Swedbank AB, A Shares	7,285	182,675
Swedish Match AB	1,496	48,398
Tele2 AB, B Shares	2,927	35,231
Telefonaktiebolaget LM Ericsson, B Shares	22,907	288,831
TeliaSonera AB	18,708	129,013
Volvo AB, B Shares	11,928	129,048

		3,000,542

Switzerland — 9.7%
ABB Ltd. *	16,654	372,543
Actelion Ltd.*	725	84,916
Adecco S.A.*	1,364	92,208
Aryzta AG*	739	63,678
Baloise Holding AG	408	52,155
Barry Callebaut AG*	17	18,875
Chocoladefabriken Lindt & Spruengli AG	1	59,269
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	7	34,928
Cie Financiere Richemont S.A.	3,943	322,305
Coca-Cola HBC AG*	1,371	29,587
Credit Suisse Group AG*	11,441	316,523
EMS-Chemie Holding AG	65	26,897
Geberit AG	269	86,702
Givaudan S.A.*	74	117,956
Glencore PLC*	80,695	446,914
Holcim Ltd.*	1,881	136,846
Julius Baer Group Ltd.*	1,895	84,682
Kuehne + Nagel International AG	444	55,946
Lonza Group AG*	459	55,308
Nestle S.A.	24,807	1,823,092
Novartis AG	17,687	1,665,556
Pargesa Holding S.A.	272	21,619
Partners Group Holding AG	138	36,271
Roche Holding AG	5,401	1,594,932
Schindler Holding AG	145	19,350

	Number of Shares	Value†

Switzerland — (continued)
Schindler Holding AG, Participation Certificates	349	$47,274
SGS S.A.	43	88,965
Sika AG	18	62,238
Sonova Holding AG	427	68,035
STMicroelectronics N.V.	4,919	37,978
Sulzer AG	188	23,054
Swiss Life Holding AG*	272	64,816
Swiss Prime Site AG*	430	31,904
Swiss Re AG*	2,781	221,319
Swisscom AG	183	103,730
Syngenta AG	696	220,385
The Swatch Group AG	253	119,896
The Swatch Group AG, Registered Shares	366	31,975
Transocean Ltd.	3,010	96,814
UBS AG*	27,777	482,843
Wolseley PLC	2,086	109,262
Zurich Insurance Group AG*	1,128	335,696

		9,765,242

United Kingdom — 18.0%
3i Group PLC	8,442	52,283
Aberdeen Asset Management PLC	7,687	49,592
Admiral Group PLC	1,518	31,481
Aggreko PLC	2,157	53,987
AMEC PLC	2,494	44,503
Anglo American PLC	10,459	233,253
Antofagasta PLC	3,403	39,598
ARM Holdings PLC	11,309	164,762
ASOS PLC*	450	16,354
Associated British Foods PLC	2,872	124,497
AstraZeneca PLC	9,647	691,327
Aviva PLC	21,899	185,266
Babcock International Group PLC	4,013	70,812
BAE Systems PLC	25,041	190,603
Barclays PLC	124,639	458,442
BG Group PLC	25,932	478,724
BHP Billiton PLC	16,047	443,867
BP PLC	141,388	1,034,294
British American Tobacco PLC	14,337	807,893
British Sky Broadcasting Group PLC	7,899	112,664
BT Group PLC	59,954	367,756
Bunzl PLC	2,885	75,066
Burberry Group PLC	3,582	87,372
Capita PLC	5,526	104,028
Carnival PLC	1,577	62,993
Centrica PLC	40,557	202,133
Cobham PLC	8,466	39,856
Compass Group PLC	12,494	201,517
Croda International PLC	1,214	40,258
Diageo PLC	19,141	552,064
Direct Line Insurance Group PLC	10,377	49,388
Dixons Carphone PLC	7,844	46,507
easyJet PLC	1,334	30,698
Fresnillo PLC	1,200	14,718
G4S PLC	12,521	50,772
GKN PLC	13,828	71,208

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
GlaxoSmithKline PLC	37,191	$849,591
Hammerson PLC	5,215	48,413
Hargreaves Lansdown PLC	1,892	28,875
HSBC Holdings PLC	153,635	1,561,120
ICAP PLC	4,325	27,048
IMI PLC	1,958	38,937
Imperial Tobacco Group PLC	7,218	310,776
Inmarsat PLC	3,494	39,632
Intercontinental Hotels Group PLC	1,628	62,777
International Consolidated Airlines Group S.A. (London Main Market Exchange)*	2,764	16,407
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)*	5,668	33,710
Intertek Group PLC	1,257	53,271
Intu Properties PLC	5,461	28,451
Investec PLC	4,543	38,145
ITV PLC	30,751	103,251
J. Sainsbury PLC	9,762	39,696
Johnson Matthey PLC	1,610	75,922
Kingfisher PLC	18,641	97,489
Land Securities Group PLC	5,665	95,116
Legal & General Group PLC	43,740	161,851
Lloyds Banking Group PLC*	435,019	541,190
London Stock Exchange Group PLC	1,764	53,232
Marks & Spencer Group PLC	12,979	84,863
Meggitt PLC	5,739	41,860
Melrose Industries PLC	8,437	33,770
National Grid PLC	28,322	407,123
Next PLC	1,232	131,866
Old Mutual PLC	38,468	112,836
Pearson PLC	5,952	119,648
Persimmon PLC*	2,549	54,848
Petrofac Ltd.	1,906	31,937
Prudential PLC	19,482	433,108
Reckitt Benckiser Group PLC	4,937	426,839
Reed Elsevier PLC	8,393	134,178
Rexam PLC	5,992	47,632
Rio Tinto PLC	9,679	474,267
Rolls-Royce Holdings PLC*	14,045	218,590
Royal Bank of Scotland Group PLC*	19,867	118,360
Royal Mail PLC	5,386	34,122
RSA Insurance Group PLC	7,501	58,916
SABMiller PLC	7,313	405,268
Schroders PLC	799	30,850
Segro PLC	6,316	37,070
Severn Trent PLC	2,104	63,924
Smith & Nephew PLC	7,021	118,104
Smiths Group PLC	3,378	69,043
Sports Direct International PLC*	2,156	21,543
SSE PLC	7,227	180,966
Standard Chartered PLC	18,669	344,345
Standard Life PLC*	19,605	131,179
Subsea 7 S.A.	1,806	25,809
Tate & Lyle PLC	3,269	31,159
Tesco PLC	64,072	191,399
The British Land Co. PLC	7,874	89,475

	Number of Shares	Value†

United Kingdom — (continued)
The Sage Group PLC	8,870	$52,392
The Weir Group PLC	1,674	67,604
Travis Perkins PLC	2,061	55,374
TUI Travel PLC	4,508	28,372
Tullow Oil PLC	7,372	76,861
Unilever PLC	9,733	407,401
United Utilities Group PLC	4,694	61,316
Vodafone Group PLC	201,988	665,592
W.M. Morrison Supermarkets PLC	17,966	48,885
Whitbread PLC	1,474	99,046
William Hill PLC	7,259	43,379
WPP PLC	9,883	197,990

		18,094,545

TOTAL COMMON STOCKS (Cost $77,496,552)		98,652,505

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	477	38,689
Fuchs Petrolub SE	598	22,606
Henkel AG & Co. KGaA	1,395	138,876
Porsche Automobil Holding SE	1,203	95,967
Volkswagen AG	1,220	251,941

TOTAL PREFERRED STOCKS (Cost $358,919)		548,079

RIGHTS — 0.0%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria S.A.*	47,224	4,712
Banco Popular Espanol S.A.*	13,407	186

		4,898

United Kingdom — 0.0%
Fiat SPA10/06/14*~	6,877	0
TOTAL RIGHTS (Cost $4,920)		4,898

WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V.* 02/27/13~ (Cost $0)	256	0

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,120,439)	1,120,439	1,120,439

TOTAL INVESTMENTS — 100.0% (Cost $78,980,830)(a)		$100,325,921

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2014 is $895.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Developed International Index Fund

(a)	At September 30, 2014, the cost for Federal income tax purposes was $79,412,093. Net unrealized appreciation/depreciation was $20,913,828. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $24,988,410 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,074,582.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.4%	$403,842
Aerospace & Defense	0.8%	803,086
Agriculture	1.5%	1,504,160
Airlines	0.2%	198,182
Apparel	0.7%	701,211
Auto Manufacturers	3.7%	3,610,470
Auto Parts & Equipment	1.2%	1,206,606
Banks	14.9%	14,687,300
Beverages	2.4%	2,405,527
Biotechnology	0.3%	315,187
Building & Real Estate	0.1%	54,848
Building Materials	1.1%	1,111,943
Chemicals	3.6%	3,542,527
Commercial Services	1.5%	1,491,595
Computers	0.4%	412,985
Cosmetics & Personal Care	0.7%	635,721
Distribution & Wholesale	1.0%	981,355
Diversified	— %+	26,459
Diversified Financial Services	1.5%	1,464,445
Diversified Operations	0.2%	180,273
Electric	2.9%	2,819,645
Electrical Components & Equipment	1.1%	1,107,969
Electronics	1.4%	1,343,028
Energy-Alternate Sources	0.1%	105,032
Engineering & Construction	1.3%	1,256,217
Entertainment	0.2%	171,001
Environmental Control	— %+	17,845
Food	5.1%	4,981,417
Forest Products & Paper	0.2%	229,436
Gas	1.1%	1,037,882
Hand & Machine Tools	0.4%	390,355
Healthcare Products	0.9%	910,417
Healthcare Services	0.2%	235,475
Holding Companies	0.6%	589,615
Home Builders	0.2%	183,679
Home Furnishings	0.4%	432,109
Hotels & Resorts	0.3%	243,031
Household Products & Wares	0.6%	555,279
Industrial	0.2%	218,590
Insurance	5.5%	5,444,454
Internet	0.3%	334,087
Investment Companies	0.4%	369,145
Iron & Steel	0.6%	615,372
Leisure Time	0.3%	$268,038
Lodging	0.3%	334,456

Machinery - Construction & Mining	0.4%	409,705
Machinery - Diversified	1.2%	1,205,069
Media	1.1%	1,110,674
Metal Fabricate/Hardware	0.4%	386,408
Mining	3.0%	2,963,956
Miscellaneous Manufacturing	1.3%	1,266,454
Mixed Industrial/Office	0.5%	458,554
Office & Business Equipment	0.4%	383,273
Oil & Gas	6.5%	6,427,858
Oil & Gas Services	0.2%	205,954
Packaging and Containers	0.2%	160,111
Pharmaceuticals	8.9%	8,802,768
Pipelines	0.1%	42,710
Real Estate	1.9%	1,873,196
Real Estate Investment Trusts	0.9%	907,197
Retail	2.8%	2,804,508
Semiconductors	0.7%	715,799
Shipbuilding	— %+	38,054
Software	0.8%	806,442
Storage & Warehousing	— %+	14,368
Strip Centers	— %+	26,083
Telecommunications	5.5%	5,380,755
Textiles	0.1%	115,410
Toys, Games & Hobbies	0.1%	124,138
Transportation	1.9%	1,819,467
Venture Capital	0.1%	52,283
Water	0.2%	220,015

	100.0%	$98,652,505

+ Rounded.

Penn Series Funds, Inc.

Developed International Index Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$7,458,185	$—	$7,458,185	$—
Austria	214,271	7,993	206,278	—
Belgium	1,256,474	21,666	1,234,808	—
Bermuda	83,602	—	83,602	—
China	117,719	—	117,719	—
Denmark	1,560,381	10,586	1,549,795	—
Finland	865,874	16,717	849,157	—
France	9,253,174	10,943	9,242,231	—
Germany	8,046,484	—	8,046,484	—
Guernsey	50,726	—	50,726	—
Hong Kong	2,888,181	77,576	2,810,605	—
Ireland	842,430	86,101	756,329	—
Israel	538,956	—	538,956	—
Italy	2,373,307	—	2,373,307	—
Japan	20,736,816	—	20,736,816	—
Jersey	49,827	—	49,827	—
Luxembourg	387,625	119,288	268,337	—
Macau	39,518	—	39,518	—
Netherlands	4,958,754	—	4,958,754	—
New Zealand	132,362	—	132,362	—
Norway	748,110	46,241	701,869	—
Portugal	140,863	—	140,863	—
Singapore	1,492,699	24,570	1,468,129	—
Spain	3,555,838	—	3,555,838	—
Sweden	3,000,542	—	3,000,542	—
Switzerland	9,765,242	19,350	9,745,892	—
United Kingdom	18,094,545	241,557	17,852,988	—
PREFERRED STOCKS
Germany	548,079	—	548,079	—
RIGHTS	4,898	4,898	—	—
SHORT-TERM INVESTMENTS	1,120,439	1,120,439	—	—

TOTAL INVESTMENTS	$100,325,921	$1,807,925	$98,517,996	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

$96,244,383 was transferred from Level 1 into Level 2 at 9/30/14 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

International Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 95.0%
Australia — 3.3%
CSL Ltd.	105,620	$6,846,897
Ramsay Health Care Ltd.	127,505	5,587,287

		12,434,184

Brazil — 1.0%
Cielo S.A.	222,754	3,624,672

Canada — 7.4%
Alimentation Couche Tard, Inc., Class B	137,652	4,401,373
Enbridge, Inc.	175,094	8,381,436
Goldcorp, Inc.	144,476	3,330,837
Shaw Communications, Inc., Class B	77,179	1,891,659
Silver Wheaton Corp.	117,785	2,349,495
The Bank of Nova Scotia	123,056	7,611,134

		27,965,934

China — 4.4%
Alibaba Group Holding Ltd. ADR*	3,522	312,930
Baidu, Inc. ADR*	27,233	5,943,058
Sands China Ltd.	1,129,306	5,891,367
Tencent Holdings Ltd.	306,440	4,560,271

		16,707,626

Denmark — 3.3%
Novo Nordisk A/S, B Shares	260,312	12,393,920

France — 7.9%
Air Liquide S.A.	37,015	4,512,925
Bureau Veritas S.A.	291,943	6,452,254
Essilor International S.A.	59,296	6,502,888
Hermes International	13,253	3,963,786
L’Oreal S.A.	31,430	4,984,659
Pernod Ricard S.A.	32,245	3,649,535

		30,066,047

Hong Kong — 2.7%
Cheung Kong Infrastructure Holdings Ltd.	286,990	2,011,249
Galaxy Entertainment Group Ltd.	558,018	3,239,869
The Link REIT	851,386	4,913,038

		10,164,156

India — 12.3%
HDFC Bank Ltd. ~	1,007,018	15,047,060
Hindustan Unilever Ltd.	246,723	2,973,569
Housing Development Finance Corp.	1,046,278	17,832,442
ITC Ltd.	1,793,081	10,725,849

		46,578,920

Ireland — 1.0%
Paddy Power PLC	54,225	3,905,033

Japan — 1.3%
Daito Trust Construction Co., Ltd.	42,500	5,025,738

Mexico — 0.8%
Wal-Mart de Mexico S.A.B de C.V., Series V	1,190,231	2,995,406

Netherlands — 6.7%
Core Laboratories N.V.	61,635	9,020,282

	Number of Shares	Value†

Netherlands — (continued)
Unilever N.V.	407,137	$16,157,380

		25,177,662

South Africa — 1.2%
Naspers Ltd., N Shares	40,418	4,426,721

Spain — 1.4%
Grifols S.A.	133,834	5,469,272

Switzerland — 14.9%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,142	5,698,322
Cie Financiere Richemont S.A.	61,477	5,025,203
DKSH Holding AG	71,795	5,337,126
Nestle S.A.	220,932	16,236,520
Roche Holding AG	55,209	16,303,389
SGS S.A.	3,695	7,644,788

		56,245,348

United Kingdom — 18.5%
British American Tobacco PLC	395,602	22,292,268
Diageo PLC	324,998	9,373,577
Domino’s Pizza Group PLC	402,463	3,701,301
Fresnillo PLC	217,314	2,665,292
Persimmon PLC*	227,122	4,887,091
Reckitt Benckiser Group PLC	173,286	14,981,808
Rolls-Royce Holdings PLC*	311,265	4,844,390
SABMiller PLC	133,052	7,373,413

		70,119,140

United States — 6.9%
Philip Morris International, Inc.	221,294	18,455,919
The Priceline Group, Inc.*	6,624	7,674,434

		26,130,353

TOTAL COMMON STOCKS (Cost $286,703,109)		359,430,132

PREFERRED STOCKS — 1.3%
Brazil — 1.3%
Itau Unibanco Holding S.A. ADR (Cost $4,691,829)	351,412	4,877,599

SHORT-TERM INVESTMENTS — 3.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $13,886,436)	13,886,436	13,886,436

TOTAL INVESTMENTS — 100.0% (Cost $305,281,374)(a)		$378,194,167

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2014 is $15,047,060.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

International Equity Fund

(a)	At September 30, 2014, the cost for Federal income tax purposes was $305,686,372. Net unrealized appreciation was $72,507,795. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $80,717,567 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,209,772.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

International Equity Fund

Country Weightings as of 09/30/2014††
United Kingdom	18%
Switzerland	15
India	12
United States	11
France	8
Canada	7
Netherlands	7
Other	22

Total	100%

††	% of total investments as of September 30, 2014

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	1.5%	$5,337,126
Agriculture	14.3%	51,474,036
Apparel	1.1%	3,963,786
Banks	6.3%	22,658,194
Beverages	5.7%	20,396,525
Biotechnology	1.9%	6,846,897
Building & Real Estate	1.4%	4,887,091
Commercial Services	4.9%	17,721,714
Cosmetics & Personal Care	1.4%	4,984,659
Diversified Financial Services	5.0%	17,832,442
Entertainment	1.1%	3,905,033
Food	10.6%	38,092,222
Gas	1.2%	4,512,925
Healthcare Products	1.8%	6,502,888
Healthcare Services	1.5%	5,587,287
Hotels & Resorts	0.9%	3,239,869
Household Products & Wares	5.0%	17,955,377
Industrial	2.3%	8,175,227
Internet	5.1%	18,490,693
Investment Companies	0.6%	2,011,249
Lodging	1.6%	5,891,367
Media	1.8%	6,318,380
Mining	1.4%	5,014,787
Oil & Gas Services	4.8%	17,401,718
Pharmaceuticals	9.5%	34,166,581
Real Estate	1.4%	5,025,738
Real Estate Investment Trusts	1.4%	4,913,038
Retail	4.5%	16,123,283

	100.0%	$359,430,132

Penn Series Funds, Inc.

International Equity Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$12,434,184	$—	$12,434,184	$—
Brazil	3,624,672	3,624,672	—	—
Canada	27,965,934	27,965,934	—	—
China	16,707,626	6,255,988	10,451,638	—
Denmark	12,393,920	—	12,393,920	—
France	30,066,047	—	30,066,047	—
Hong Kong	10,164,156	—	10,164,156	—
India	46,578,920	—	46,578,920	—
Ireland	3,905,033	—	3,905,033	—
Japan	5,025,738	—	5,025,738	—
Mexico	2,995,406	2,995,406	—	—
Netherlands	25,177,662	9,020,282	16,157,380	—
South Africa	4,426,721	—	4,426,721	—
Spain	5,469,272	—	5,469,272	—
Switzerland	56,245,348	—	56,245,348	—
United Kingdom	70,119,140	—	70,119,140	—
United States	26,130,353	26,130,353	—	—
PREFERRED STOCKS	4,877,599	4,877,599	—	—
SHORT-TERM INVESTMENTS	13,886,436	13,886,436	—	—

TOTAL INVEST- MENTS	$378,194,167	$94,756,670	$283,437,497	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

$225,917,572 was transferred from Level 1 into Level 2 at 9/30/14 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 93.8%
Argentina — 0.5%
YPF S.A. ADR	24,040	$889,240

Austria — 2.2%
Erste Group Bank AG	77,035	1,758,911
Raiffeisen Bank International AG	20,378	441,472
Vienna Insurance Group AG Wiener Versicherung Gruppe	31,770	1,431,128

		3,631,511

Brazil — 4.8%
BRF - S.A.	151,817	3,622,148
CCR S.A.	134,957	931,784
Petroleo Brasileiro S.A.	109,773	780,329
Petroleo Brasileiro S.A. ADR	40,579	575,816
Petroleo Brasileiro S.A. ADR	28,100	418,409
Raia Drogasil S.A.	78,861	684,949
Ultrapar Participacoes S.A.	42,570	902,792

		7,916,227

Chile — 0.6%
S.A.C.I. Falabella	119,382	900,791

China — 10.4%
Bank of China Ltd., Class H	8,013,000	3,589,701
China Construction Bank Corp., Class H	2,808,930	1,964,404
China Life Insurance Co. Ltd., Class H	253,000	703,233
China Oilfield Services Ltd., Class H	634,000	1,670,397
Chongqing Changan Automobile Co. Ltd., Class B	118,200	253,910
Huadian Power International Corp. Ltd., Class H	566,000	398,946
JD.Com, Inc. ADR*	18,596	480,149
Phoenix Healthcare Group Co. Ltd.	48,500	76,992
Ping An Insurance Group Co. of China Ltd., Class H	121,000	907,852
Qihoo 360 Technology Co. Ltd. ADR*	4,953	334,179
Sihuan Pharmaceutical Holdings Group Ltd.	1,040,000	778,939
TAL Education Group ADR*	15,958	557,572
Tencent Holdings Ltd.*	267,300	3,977,811
Tsingtao Brewery Co. Ltd., Class H	96,000	682,548
Uni-President China Holdings Ltd.	640,800	641,919

		17,018,552

Colombia — 1.5%
Bancolombia S.A. ADR	2,654	150,535
Cementos Argos S.A.	90,669	483,569
Grupo Aval Acciones y Valores ADR*	86,688	1,174,622
Grupo de Inversiones Suramericana SA	28,300	567,958

		2,376,684

Czech Republic — 1.0%
Komercni Banka, A.S.	7,134	1,696,863

Hong Kong — 3.1%
Beijing Enterprises Holdings Ltd.	70,500	604,855
China Mengniu Dairy Co. Ltd.	246,000	1,012,312
China Mobile Ltd.	202,000	2,363,905
China Overseas Land & Investment Ltd.	258,000	662,117

	Number of Shares	Value†

Hong Kong — (continued)
CSPC Pharmaceutical Group Ltd.	436,000	$361,560

		5,004,749

India — 9.0%
Ashok Leyland Ltd.*	1,814,444	1,206,269
Bharat Petroleum Corp Ltd.	101,737	1,076,229
Glenmark Pharmaceuticals Ltd.	82,755	967,172
HDFC Bank Ltd.~	106,721	1,594,646
Hero MotoCorp Ltd.	24,837	1,139,333
ICICI Bank Ltd.	65,584	1,520,699
Idea Cellular Ltd.	260,641	699,294
IndusInd Bank Ltd.~	118,935	1,214,905
ITC Ltd.	194,450	1,163,161
ITC Ltd. GDR	17,208	103,024
Oil & Natural Gas Corp. Ltd.*	229,454	1,515,288
Shree Cement Ltd.	7,267	987,285
Tata Consultancy Services Ltd.	33,639	1,488,844
Zee Entertainment Enterprises Ltd.	13,159	66,793

		14,742,942

Indonesia — 1.2%
Kalbe Farma Tbk PT	5,882,100	819,007
Matahari Department Store Tbk PT	750,600	999,860
Xl Axiata Tbk PT	329,200	167,504

		1,986,371

Japan — 0.2%
Nexon Co. Ltd.	47,500	391,731

Malaysia — 2.4%
Astro Malaysia Holdings Bhd	777,300	792,878
CIMB Group Holdings Bhd	584,463	1,252,310
IHH Healthcare Bhd	463,700	718,449
IJM Corp. Bhd	4,000	7,894
Sapurakencana Petroleum Bhd	905,400	1,136,833

		3,908,364

Mexico — 7.6%
Alfa S.A.B. de C.V.	726,179	2,498,006
America Movil S.A.B. de C.V., Series L ADR	99,783	2,514,532
Cemex S.A.B. de C.V. ADR*	199,480	2,601,219
Fomento Economico Mexicano S.A.B. de C.V. ADR	18,201	1,675,402
Grupo Financiero Banorte S.A.B. de C.V., Series O	237,516	1,521,072
Grupo Financiero Inbursa S.A.B de C.V., Series O	283,527	810,650
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B ADR	63,089	853,594

		12,474,475

Netherlands — 0.5%
Yandex N.V.*	26,255	729,758

Pakistan — 0.7%
United Bank Ltd.	634,700	1,165,272

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Panama — 0.4%
Copa Holdings S.A., Class A	6,005	$644,276

Peru — 1.2%
Credicorp Ltd.	12,701	1,948,206

Philippines — 3.8%
BDO Unibank, Inc.	413,100	901,471
DMCI Holdings, Inc.	382,190	672,022
International Container Terminal Services, Inc.	271,320	667,455
LT Group, Inc.	1,452,200	505,479
Metro Pacific Investments Corp.	9,993,100	1,089,731
Metropolitan Bank & Trust Co.	524,580	1,013,763
SM Investments Corp.	71,530	1,279,131

		6,129,052

Poland — 3.2%
Bank Pekao S.A.	30,576	1,787,703
Bank Zachodni WBK S.A.	13,073	1,555,791
Orange Polska S.A.	318,004	1,116,562
PKP Cargo S.A.	33,998	814,878

		5,274,934

Portugal — 0.8%
Jeronimo Martins SGPS, S.A.	119,704	1,317,257

Qatar — 0.5%
Ooredoo QSC	21,028	764,861

Russia — 1.3%
Mail.Ru Group Ltd. GDR*	19,596	550,843
NOVATEK OAO GDR	12,193	1,270,511
Sistema JSFC GDR	46,891	323,548

		2,144,902

South Africa — 4.3%
Life Healthcare Group Holdings Ltd.	150,437	593,050
MTN Group Ltd.	98,862	2,084,327
Naspers Ltd., N Shares	21,842	2,392,213
Pick n Pay Stores Ltd.	147,863	689,936
Vodacom Group Ltd.	113,574	1,307,120

		7,066,646

South Korea — 14.1%
Cosmax, Inc.*	5,608	690,449
Coway Co. Ltd.	16,680	1,330,305
Hana Financial Group, Inc.	34,707	1,263,232
Hotel Shilla Co. Ltd.	9,545	1,081,157
Hyundai Department Store Co. Ltd.	3,164	480,676
Hyundai Engineering & Construction Co. Ltd.	19,459	1,109,120
Hyundai Glovis Co. Ltd.	3,272	997,649
Hyundai Mipo Dockyard Co. Ltd.	2,500	292,815
Hyundai Motor Co.	6,633	1,195,089
KB Financial Group, Inc.	24,691	900,133
Kia Motors Corp.	9,219	468,224
Kolao Holdings	21,292	338,551
Korean Air Lines Co. Ltd.*	7,754	264,007
NAVER Corp.*	2,169	1,656,850
NCSoft Corp.	4,870	619,890

	Number of Shares	Value†

South Korea — (continued)
Orion Corp.	686	$568,340
Paradise Co. Ltd.	21,396	699,288
Samsung Electronics Co. Ltd.	2,627	2,942,260
Samsung Life Insurance Co. Ltd.	8,375	841,004
Seoul Semiconductor Co. Ltd.	29,699	672,324
Shinhan Financial Group Co. Ltd.	33,716	1,552,171
SK Hynix, Inc.*	49,022	2,169,766
SK Telecom Co. Ltd.	3,700	1,017,843

		23,151,143

Spain — 0.5%
Cemex Latam Holdings S.A.*	99,528	884,696

Switzerland — 1.9%
Coca-Cola HBC AG*	62,754	1,354,288
DKSH Holding AG	10,646	791,407
The Swatch Group AG	1,982	939,264

		3,084,959

Taiwan — 7.9%
Advanced Semiconductor Engineering, Inc.	477,000	557,162
Cathay Financial Holding Co. Ltd.	234,000	380,340
Chailease Holding Co. Ltd.	448,250	1,087,375
Cleanaway Co. Ltd.	32,000	160,391
Delta Electronics, Inc.	116,000	732,804
Eclat Textile Co. Ltd.	65,644	596,009
Epistar Corp.	76,000	141,987
Fubon Financial Holding Co. Ltd.	598,310	916,826
Ginko International Co. Ltd.	23,000	309,053
Hermes Microvision, Inc.	14,012	582,865
Hon Hai Precision Industry Co. Ltd.	131,000	412,616
Largan Precision Co. Ltd.	11,000	786,974
MediaTek, Inc.	120,000	1,777,165
Taiwan Mobile Co. Ltd.	13,000	39,420
Taiwan Semiconductor Manufacturing Co. Ltd.	945,769	3,765,228
Uni-President Enterprises Corp.	423,502	734,532

		12,980,747

Thailand — 5.0%
Advanced Info Service PCL NVDR	173,100	1,200,244
Bangkok Bank PCL NVDR	208,100	1,307,453
BTS Rail Mass Transit Growth Infrastructure Fund	2,508,800	762,118
Indorama Ventures PCL NVDR	889,600	697,730
Kasikornbank PCL NVDR	118,000	853,467
Land and Houses PCL NVDR	2,742,500	878,312
Minor International PCL NVDR	458,400	523,335
PTT PCL	84,300	935,944
Robinson Department Store PCL	42,300	68,745
Robinson Department Store PCL NVDR	183,500	298,524
Total Access Communication PCL NVDR	191,300	618,728

		8,144,600

United Kingdom — 0.9%
Mondi PLC	86,557	1,415,053

United States — 2.3%
First Cash Financial Services, Inc.*	9,439	528,395

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
United States — (continued)
Samsonite International S.A.	619,500	$1,994,565
Yum! Brands, Inc.	18,229	1,312,124

		3,835,084

TOTAL COMMON STOCKS (Cost $131,104,344)		153,619,946

PREFERRED STOCKS — 4.5%
Brazil — 3.5%
Banco Bradesco S.A.	145,024	2,073,676
Itau Unibanco Holding S.A.	152,801	2,131,192
Petroleo Brasileiro S.A.	204,986	1,524,153

		5,729,021

Colombia — 0.8%
Bancolombia S.A.	50,149	709,765
Grupo de Inversiones Suramericana S.A.	31,900	638,002

		1,347,767

South Korea — 0.2%
Samsung Electronics Co. Ltd.	391	332,639

TOTAL PREFERRED STOCKS (Cost $8,030,412)		7,409,427

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,683,041)	2,683,041	2,683,041

TOTAL INVESTMENTS — 100.0% (Cost $141,817,797)(a)		$163,712,414

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2014 is $2,809,551.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $142,217,650. Net unrealized appreciation was $21,494,764. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $32,283,232 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $10,788,468.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

NVDR — Non Voting Depositary Receipt.

PCL — Public Company Limited.

PLC — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.5%	$791,407
Agriculture	0.8%	1,266,185
Airlines	0.6%	908,283
Apparel	0.4%	596,009
Auto Manufacturers	2.0%	3,123,492
Banks	18.8%	28,902,888
Beverages	2.7%	4,217,717
Building Materials	3.2%	4,956,769
Chemicals	1.0%	1,600,522
Commercial Services	1.4%	2,156,811
Computers	1.0%	1,488,844
Cosmetics & Personal Care	0.5%	690,449
Diversified Financial Services	3.0%	4,632,362
Electric	0.3%	398,946
Electrical Components & Equipment	0.9%	1,315,669
Electronics	0.3%	412,616
Engineering & Construction	1.2%	$1,781,142
Entertainment	0.5%	699,288
Environmental Control	1.0%	1,490,696
Food	5.1%	7,896,508
Forest Products & Paper	0.9%	1,415,053
Gas	0.4%	604,855
Healthcare Products	0.2%	309,053
Healthcare Services	0.9%	1,388,491
Holding Companies	1.6%	2,505,900
Home Builders	0.6%	878,312
Hotels & Resorts	0.7%	1,081,157
Household Products & Wares	1.3%	1,994,565
Insurance	2.8%	4,263,557
Internet	5.4%	8,349,480
Investment Companies	1.1%	1,742,580
Leisure Time	0.7%	1,139,333
Media	2.1%	3,251,884
Miscellaneous Manufacturing	0.5%	786,974
Oil & Gas	4.9%	7,461,766
Oil & Gas Services	1.8%	2,807,230
Pharmaceuticals	1.9%	2,926,678
Real Estate	1.1%	1,749,492
Retail	5.9%	9,044,281
Semiconductors	7.8%	12,025,892
Shipbuilding	0.2%	292,815
Software	0.3%	391,731
Telecommunications	9.3%	14,217,888
Transportation	1.7%	2,574,645
Water	0.7%	1,089,731

	100.0%	$153,619,946

Penn Series Funds, Inc.

Emerging Markets Equity Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Argentina	$889,240	$889,240	$—	$—
Austria	3,631,511	—	3,631,511	—
Brazil	7,916,227	7,916,227	—	—
Chile	900,791	900,791	—	—
China	17,018,552	1,625,810	15,392,742	—
Colombia	2,376,684	2,376,684	—	—
Czech Republic	1,696,863	—	1,696,863	—
Hong Kong	5,004,749	—	5,004,749	—
India	14,742,942	1,070,196	13,672,746	—
Indonesia	1,986,371	167,504	1,818,867	—
Japan	391,731	—	391,731	—
Malaysia	3,908,364	—	3,908,364	—
Mexico	12,474,475	12,474,475	—	—
Netherlands	729,758	729,758	—	—
Pakistan	1,165,272	1,165,272	—	—
Panama	644,276	644,276	—	—
Peru	1,948,206	1,948,206	—	—
Philippines	6,129,052	667,455	5,461,597	—
Poland	5,274,934	—	5,274,934	—
Portugal	1,317,257	—	1,317,257	—
Qatar	764,861	—	764,861	—
Russia	2,144,902	2,144,902	—	—
South Africa	7,066,646	—	7,066,646	—
South Korea	23,151,143	—	23,151,143	—
Spain	884,696	884,696	—	—
Switzerland	3,084,959	—	3,084,959	—
Taiwan	12,980,747	—	12,980,747	—
Thailand	8,144,600	1,996,586	6,148,014	—
United Kingdom	1,415,053	—	1,415,053	—
United States	3,835,084	3,835,084	—	—
PREFERRED STOCKS	7,409,427	7,076,788	332,639	—
SHORT-TERM INVEST- MENTS	2,683,041	2,683,041	—	—

TOTAL INVEST- MENTS	$163,712,414	$51,196,991	$112,515,423	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $635,080 was transferred from Level 1 into Level 2 at 9/30/14 as a result of changes in significant observable inputs. $85,742,086 was transferred from Level 1 into Level 2 at 9/30/14 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Value†
COMMON STOCKS — 1.8%
Home Builders — 0.5%
Toll Brothers, Inc.*	16,615	$517,723

Hotels & Resorts — 0.2%
La Quinta Holdings Inc*	14,219	270,019

Real Estate — 1.1%
Forest City Enterprises, Inc., Class A*	70,009	1,369,376

TOTAL COMMON STOCKS (Cost $1,985,231)		2,157,118

REAL ESTATE INVESTMENT TRUSTS — 96.9%
Apartments — 16.3%
American Homes 4 Rent	71,565	1,208,733
Apartment Investment & Management Co., Class A	76,968	2,449,122
Education Realty Trust, Inc.	54,324	558,451
Equity Residential	111,966	6,894,866
Essex Property Trust, Inc.	5,581	997,604
Home Properties, Inc.	36,981	2,153,773
Post Properties, Inc.	19,834	1,018,277
UDR, Inc.	169,219	4,611,218

		19,892,044

Building & Real Estate — 2.1%
Gramercy Property Trust, Inc.	103,675	597,168
Spirit Realty Capital, Inc.	176,532	1,936,556

		2,533,724

Diversified — 7.9%
American Assets Trust, Inc.	35,141	1,158,599
Cousins Properties, Inc.	44,550	532,372
Liberty Property Trust	44,150	1,468,429
Retail Properties of America, Inc. Class A	105,379	1,541,695
Vornado Realty Trust	48,837	4,881,746

		9,582,841

Healthcare — 9.4%
Health Care REIT, Inc.	68,575	4,277,023
Healthcare Trust of America, Inc.*	131,232	1,522,291
Omega Healthcare Investors, Inc.	38,662	1,321,854
Ventas, Inc.	69,962	4,334,146

		11,455,314

Hotels & Resorts — 8.0%
Belmond Ltd*	70,975	827,569
DiamondRock Hospitality Co.	142,831	1,811,097
Host Hotels & Resorts, Inc.	130,152	2,776,142
Strategic Hotels & Resorts, Inc.*	177,014	2,062,213
Sunstone Hotel Investors, Inc.	163,855	2,264,476

		9,741,497

Industrial — 5.5%
First Industrial Realty Trust, Inc.	59,805	1,011,303
Prologis, Inc.	132,592	4,998,718
QTS Realty Trust, Inc.	21,620	656,167

		6,666,188

	Number of Shares	Value†

Manufactured Homes — 0.7%
Sun Communities, Inc.	18,011	$909,555

Office Property — 13.1%
American Realty Capital Properties, Inc.	214,184	2,583,059
BioMed Realty Trust, Inc.	86,470	1,746,694
Brandywine Realty Trust	94,769	1,333,400
Corporate Office Properties Trust	46,060	1,184,663
Douglas Emmett, Inc.	68,739	1,764,530
Empire State Realty Trust, Inc.	61,498	923,700
Kilroy Realty Corp.	30,288	1,800,319
Mack-Cali Realty Corp.	45,137	862,568
SL Green Realty Corp.	37,456	3,795,042

		15,993,975

Regional Malls — 16.5%
General Growth Properties, Inc.	214,499	5,051,451
Glimcher Realty Trust	48,788	660,590
Pennsylvania Real Estate Investment Trust	46,749	932,175
Simon Property Group, Inc.	68,381	11,243,204
Taubman Centers, Inc.	30,607	2,234,311

		20,121,731

Storage & Warehousing — 8.4%
CubeSmart	99,350	1,786,313
Extra Space Storage, Inc.	30,871	1,592,018
Public Storage	33,307	5,523,633
Sovran Self Storage, Inc.	18,723	1,392,242

		10,294,206

Strip Centers — 9.0%
DDR Corp.	60,273	1,008,367
Kimco Realty Corp.	125,375	2,746,966
Ramco-Gershenson Properties Trust	75,643	1,229,199
Regency Centers Corp.	56,610	3,047,317
Weingarten Realty Investors	95,472	3,007,368

		11,039,217

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $108,157,850)		118,230,292

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,589,601)	1,589,601	1,589,601

TOTAL INVESTMENTS — 100.0% (Cost $111,732,683)(a)		$121,977,011

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $111,889,134. Net unrealized appreciation was $10,087,877. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,464,232 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,376,355.

REIT — Real Estate Investment Trust.

Penn Series Funds, Inc.

Real Estate Securities Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$2,157,118	$2,157,118	$—	$—
REAL ESTATE INVESTMENT TRUSTS	118,230,292	118,230,292	—	—
SHORT-TERM INVESTMENTS	1,589,601	1,589,601	—	—

TOTAL INVESTMENTS	$121,977,011	$121,977,011	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 66.6%
Penn Series Flexibly Managed Fund*	63,968	$2,444,858
Penn Series Index 500 Fund*	240,478	3,667,287
Penn Series Large Cap Growth Fund*	200,398	2,444,858
Penn Series Large Cap Value Fund*	274,703	6,112,145
Penn Series Large Core Growth Fund*	39,638	611,215
Penn Series Large Core Value Fund*	210,909	3,056,073
Penn Series Large Growth Stock Fund*	70,201	1,833,643
Penn Series Mid Cap Growth Fund*	174,758	2,444,858
Penn Series Mid Cap Value Fund*	154,738	3,056,073
Penn Series Mid Core Value Fund*	146,224	2,444,858
Penn Series Real Estate Securities Fund*	155,624	2,444,858
Penn Series Small Cap Growth Fund*	47,216	1,222,429
Penn Series Small Cap Index Fund*	76,116	1,222,429
Penn Series Small Cap Value Fund*	94,251	2,444,858
Penn Series SMID Cap Growth Fund*	130,323	2,444,858
Penn Series SMID Cap Value Fund*	157,125	3,056,072

TOTAL AFFILIATED EQUITY FUNDS (Cost $24,922,219)		40,951,372

AFFILIATED FIXED INCOME FUNDS — 4.0%
Penn Series Quality Bond Fund* (Cost $2,211,239)	184,936	2,444,858

AFFILIATED INTERNATIONAL EQUITY FUNDS — 28.8%
Penn Series Developed International Index Fund*	405,449	4,889,716
Penn Series Emerging Markets Equity Fund*	370,113	4,278,502
Penn Series International Equity Fund*	365,216	8,557,003

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $13,495,118)		17,725,221

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $379,882)	379,882	379,882

TOTAL INVESTMENTS — 100.0% (Cost $41,008,458)(a)		$61,501,333

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $41,442,577. Net unrealized appreciation/depreciation was $20,058,756. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,492,875 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $434,119.

Penn Series Funds, Inc.

Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$40,951,372	$40,951,372	$—	$—
AFFILIATED FIXED INCOME FUNDS	2,444,858	2,444,858	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	17,725,221	17,725,221	—	—
SHORT-TERM INVESTMENTS	379,882	379,882	—	—

TOTAL INVEST- MENTS	$61,501,333	$61,501,333	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Moderately Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 57.8%
Penn Series Flexibly Managed Fund*	254,476	$9,726,078
Penn Series Index 500 Fund*	956,663	14,589,117
Penn Series Large Cap Growth Fund*	597,915	7,294,558
Penn Series Large Cap Value Fund*	983,536	21,883,675
Penn Series Large Core Growth Fund*	157,686	2,431,519
Penn Series Large Core Value Fund*	671,227	9,726,078
Penn Series Large Growth Stock Fund*	279,271	7,294,558
Penn Series Mid Cap Growth Fund*	521,412	7,294,558
Penn Series Mid Cap Value Fund*	615,575	12,157,597
Penn Series Mid Core Value Fund*	581,703	9,726,078
Penn Series Real Estate Securities Fund*	464,326	7,294,558
Penn Series Small Cap Growth Fund*	187,835	4,863,039
Penn Series Small Cap Index Fund*	302,804	4,863,039
Penn Series Small Cap Value Fund*	281,209	7,294,559
Penn Series SMID Cap Growth Fund*	388,836	7,294,558
Penn Series SMID Cap Value Fund*	375,042	7,294,558

TOTAL AFFILIATED EQUITY FUNDS (Cost $80,543,469)		141,028,127

AFFILIATED FIXED INCOME FUNDS — 18.9%
Penn Series High Yield Bond Fund*	655,985	7,294,559
Penn Series Limited Maturity Bond Fund*	844,278	9,726,078
Penn Series Quality Bond Fund*	2,207,128	29,178,233

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $41,370,001)		46,198,870

AFFILIATED INTERNATIONAL EQUITY FUNDS — 22.9%
Penn Series Developed International Index Fund*	1,411,330	17,020,636
Penn Series Emerging Markets Equity Fund*	1,051,695	12,157,597
Penn Series International Equity Fund*	1,141,558	26,746,714

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $40,938,883)		55,924,947

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $883,079)	883,079	883,079

TOTAL INVESTMENTS — 100.0% (Cost $163,735,432)(a)		$244,035,023

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $165,895,819. Net unrealized appreciation/depreciation was $78,139,204. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $80,299,591 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,160,387.

Penn Series Funds, Inc.

Moderately Aggressive Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$141,028,127	$141,028,127	$—	$—
AFFILIATED FIXED INCOME FUNDS	46,198,870	46,198,870	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	55,924,947	55,924,947	—	—
SHORT-TERM INVEST- MENTS	883,079	883,079	—	—

TOTAL INVEST- MENTS	$244,035,023	$244,035,023	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Moderate Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.9%
Penn Series Flexibly Managed Fund*	560,771	$21,432,684
Penn Series Index 500 Fund*	1,171,185	17,860,570
Penn Series Large Cap Growth Fund*	878,389	10,716,342
Penn Series Large Cap Value Fund*	963,267	21,432,685
Penn Series Large Core Value Fund*	739,568	10,716,342
Penn Series Large Growth Stock Fund*	273,516	7,144,228
Penn Series Mid Cap Growth Fund*	510,667	7,144,228
Penn Series Mid Cap Value Fund*	542,600	10,716,342
Penn Series Mid Core Value Fund*	640,930	10,716,343
Penn Series Real Estate Securities Fund*	454,757	7,144,228
Penn Series Small Cap Growth Fund*	137,973	3,572,114
Penn Series Small Cap Index Fund*	444,846	7,144,228
Penn Series Small Cap Value Fund*	275,414	7,144,228
Penn Series SMID Cap Growth Fund*	380,822	7,144,228
Penn Series SMID Cap Value Fund*	550,969	10,716,343

TOTAL AFFILIATED EQUITY FUNDS (Cost $92,174,505)		160,745,133

AFFILIATED FIXED INCOME FUNDS — 35.9%
Penn Series High Yield Bond Fund*	1,606,166	17,860,570
Penn Series Limited Maturity Bond Fund*	2,170,555	25,004,799
Penn Series Quality Bond Fund*	6,484,927	85,730,738

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $114,700,504)		128,596,107

AFFILIATED INTERNATIONAL EQUITY FUNDS — 16.9%
Penn Series Developed International Index Fund*	1,480,976	17,860,570
Penn Series Emerging Markets Equity Fund*	927,019	10,716,342
Penn Series International Equity Fund*	1,372,131	32,149,027

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $42,848,912)		60,725,939

AFFILIATED MONEY MARKET FUND — 2.0%
Penn Series Money Market Fund (Cost $7,144,288)	7,144,288	7,144,288

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $995,715)	995,715	995,715

TOTAL INVESTMENTS — 100.0% (Cost $257,863,924)(a)		$358,207,182

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $259,541,103. Net unrealized appreciation/depreciation was $98,666,079. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $100,343,258 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,677,179.

Penn Series Funds, Inc.

Moderate Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$160,745,133	$160,745,133	$—	$—
AFFILIATED FIXED INCOME FUNDS	128,596,107	128,596,107	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	60,725,939	60,725,939	—	—
AFFILIATED MONEY MARKET FUNDS	7,144,288	7,144,288	—	—
SHORT-TERM INVEST- MENTS	995,715	995,715	—	—

TOTAL INVEST- MENTS	$358,207,182	$358,207,182	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Moderately Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.8%
Penn Series Flexibly Managed Fund*	193,096	$7,380,130
Penn Series Index 500 Fund*	207,404	3,162,913
Penn Series Large Cap Growth Fund*	172,837	2,108,608
Penn Series Large Cap Value Fund*	236,922	5,271,521
Penn Series Large Core Value Fund*	145,522	2,108,609
Penn Series Large Growth Stock Fund*	40,364	1,054,304
Penn Series Mid Cap Value Fund*	160,147	3,162,913
Penn Series Mid Core Value Fund*	126,113	2,108,608
Penn Series Real Estate Securities Fund*	134,221	2,108,608
Penn Series Small Cap Index Fund*	131,296	2,108,609
Penn Series SMID Cap Growth Fund*	112,399	2,108,608
Penn Series SMID Cap Value Fund*	108,412	2,108,609

TOTAL AFFILIATED EQUITY FUNDS (Cost $19,380,807)		34,792,040

AFFILIATED FIXED INCOME FUNDS — 54.7%
Penn Series High Yield Bond Fund*	568,869	6,325,825
Penn Series Limited Maturity Bond Fund*	1,464,311	16,868,868
Penn Series Quality Bond Fund*	2,631,773	34,792,040

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $50,587,920)		57,986,733

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.9%
Penn Series Developed International Index Fund*	349,686	4,217,217
Penn Series Emerging Markets Equity Fund*	91,203	1,054,304
Penn Series International Equity Fund*	224,990	5,271,521

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $6,955,901)		10,543,042

AFFILIATED MONEY MARKET FUND — 2.0%
Penn Series Money Market Fund (Cost $2,108,643)	2,108,643	2,108,643

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $607,286)	607,286	607,286

TOTAL INVESTMENTS — 100.0% (Cost $79,640,557)(a)		$106,037,744

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $80,351,241. Net unrealized appreciation/depreciation was $25,686,503. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,397,188 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $710,685.

Penn Series Funds, Inc.

Moderately Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$34,792,040	$34,792,040	$—	$—
AFFILIATED FIXED INCOME FUNDS	57,986,733	57,986,733	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	10,543,042	10,543,042	—	—
AFFILIATED MONEY MARKET FUNDS	2,108,643	2,108,643	—	—
SHORT-TERM INVEST- MENTS	607,286	607,286	—	—

TOTAL INVEST- MENTS	$106,037,744	$106,037,744	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Penn Series Funds, Inc.

Schedule of Investments — September 30, 2014 (Unaudited)

Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 17.8%
Penn Series Flexibly Managed Fund*	137,720	$5,263,667
Penn Series Index 500 Fund*	86,290	1,315,917
Penn Series Large Cap Growth Fund*	107,862	1,315,917
Penn Series Large Cap Value Fund*	59,142	1,315,917
Penn Series Large Core Value Fund*	45,408	657,958
Penn Series Mid Cap Value Fund*	66,629	1,315,917
Penn Series Mid Core Value Fund*	39,352	657,959

TOTAL AFFILIATED EQUITY FUNDS (Cost $7,218,977)		11,843,252

AFFILIATED FIXED INCOME FUNDS — 70.0%
Penn Series High Yield Bond Fund*	473,351	5,263,668
Penn Series Limited Maturity Bond Fund*	1,256,518	14,475,086
Penn Series Quality Bond Fund*	2,040,567	26,976,296

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $40,319,155)		46,715,050

AFFILIATED INTERNATIONAL EQUITY FUNDS — 4.9%
Penn Series Developed International Index Fund*	163,671	1,973,875
Penn Series International Equity Fund*	56,164	1,315,917

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $2,045,471)		3,289,792

AFFILIATED MONEY MARKET FUND — 5.9%
Penn Series Money Market Fund (Cost $3,947,800)	3,947,800	3,947,800

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $930,510)	930,510	930,510

TOTAL INVESTMENTS — 100.0% (Cost $54,461,913)(a)		$66,726,404

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2014, the cost for Federal income tax purposes was $54,873,379. Net unrealized appreciation/depreciation was $11,853,025. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,264,491 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $411,466.

Penn Series Funds, Inc.

Conservative Allocation Fund

Summary of inputs used to value the Fund’s investments as of 09/30/2014 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2014	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$11,843,252	$11,843,252	$—	$—
AFFILIATED FIXED INCOME FUNDS	46,715,050	46,715,050	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	3,289,792	3,289,792	—	—
AFFILIATED MONEY MARKET FUNDS	3,947,800	3,947,800	—	—
SHORT-TERM INVEST- MENTS	930,510	930,510	—	—

TOTAL INVEST- MENTS	$66,726,404	$66,726,404	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in or transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Security Valuation:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”), established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Advisor and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Advisor or the applicable sub advisor, to establish and/or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Advisor or respective sub advisor on a regular basis and applies back testing procedures to valuations, as applicable. Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Advisor or sub advisor, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Advisor or sub advisor, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the three month period ended September 30, 2014, if any, are shown as notes on the Schedule of Investments of the individual fund.

Significant Level 3 items at September 30, 2014 consist of $407,090 of equities in the Large Growth Stock Fund which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

[Please verify, please provide further information if this statement is not correct.]

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Please verify, please provide further information if this statement is not correct.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date November 19, 2014

By (Signature and Title)*	/s/ Timothy P. Demetres
Timothy P. Demetres, Treasurer
(principal financial officer)

Date November 19, 2014

*	Print the name and title of each signing officer under his or her signature.